Document and Entity Information (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Feb. 21, 2013	Jun. 30, 2012
Entity Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	IBKC
Entity Registrant Name	IBERIABANK CORP
Entity Central Index Key	0000933141
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		29,565,583
Entity Public Float			$ 1.4

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and due from banks	$ 248,214	$ 194,171
Interest-bearing deposits in banks	722,763	379,125
Total cash and cash equivalents	970,977	573,296
Securities available for sale, at fair value	1,745,004	1,805,205
Securities held to maturity, fair values of $211,498 and $199,100, respectively	205,062	192,764
Mortgage loans held for sale	267,475	153,013
Loans covered by loss share agreements	1,092,756	1,334,449
Non-covered loans, net of unearned income	7,405,824	6,053,588
Total loans, net of unearned income	8,498,580	7,388,037
Allowance for credit losses	(251,603)	(193,761)
Loans, net	8,246,977	7,194,276
FDIC loss share receivables	423,069	591,844
Premises and equipment, net	303,523	285,607
Goodwill	401,872	369,811
Other assets	565,719	592,112
Total Assets	13,129,678	11,757,928
Liabilities
Noninterest-bearing	1,967,662	1,485,058
Interest-bearing	8,780,615	7,803,955
Total deposits	10,748,277	9,289,013
Short-term borrowings	303,045	395,543
Long-term debt	423,377	452,733
Other liabilities	125,111	137,978
Total Liabilities	11,599,810	10,275,267
Shareholders' Equity
Common stock, $1 par value - 50,000,000 shares authorized; 31,917,385 and 31,163,070 shares issued, respectively	31,917	31,163
Additional paid-in capital	1,176,180	1,135,880
Retained earnings	411,472	375,184
Accumulated other comprehensive income	24,477	24,457
Treasury stock at cost - 2,427,640 and 1,789,165 shares, respectively	(114,178)	(84,023)
Total Shareholders' Equity	1,529,868	1,482,661
Total Liabilities and Shareholders' Equity	$ 13,129,678	$ 11,757,928

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Securities held to maturity, fair values	$ 211,498	$ 199,110
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	31,917,385	31,163,070
Treasury stock, shares	2,427,640	1,789,165

Consolidated Statements of Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest and Dividend Income
Loans, including fees	$ 513,936	$ 436,172	$ 353,228
Mortgage loans held for sale, including fees	5,318	3,479	3,945
Investment securities:
Taxable interest	33,890	44,760	44,936
Tax-exempt interest	7,375	5,956	4,471
Accretion (Amortization) of FDIC loss share receivable	(118,100)	(72,086)	(13,024)
Other	2,781	2,046	2,815
Total interest and dividend income	445,200	420,327	396,371
Interest Expense
NOW and MMDA	23,936	28,914	43,247
Savings	573	656	1,542
Time deposits	24,855	40,984	50,968
Short-term borrowings	650	577	814
Long-term debt	13,436	10,938	18,173
Total interest expense	63,450	82,069	114,744
Net interest income	381,750	338,258	281,627
Provision for credit losses	20,671	25,867	42,451
Net interest income after provision for credit losses	361,079	312,391	239,176
Noninterest Income
Service charges on deposit accounts	26,852	25,915	24,375
Mortgage Income	78,053	45,177	48,007
Title revenue	20,987	18,048	18,083
ATM/debit card fee income	8,978	11,008	10,117
Income from bank owned life insurance	3,680	3,296	3,100
Gain (loss) on sale of assets	42	943	(76)
Gain on acquisition			3,781
Gain on sale of available for sale investments	3,739	3,422	5,172
Derivative losses reclassified from other comprehensive income	(1,618)	(1,723)	(1,643)
Broker commissions	13,446	10,224	7,530
Other income	21,838	15,549	15,444
Total noninterest income	175,997	131,859	133,890
Noninterest Expense
Salaries and employee benefits	233,777	193,773	161,482
Net occupancy and equipment	54,672	49,600	33,837
Franchise and shares tax	3,809	4,243	2,718
Communication and delivery	12,671	11,510	9,643
Marketing and business development	12,546	9,754	6,288
Data processing	15,590	14,531	12,133
Printing, stationery and supplies	3,298	3,298	2,987
Amortization of acquisition intangibles	5,150	5,121	4,935
Professional services	21,095	15,085	13,473
Net costs of OREO property	6,352	10,029	3,201
Credit and other loan related expense	18,095	15,348	12,729
Insurance	10,771	10,022	12,469
Travel and entertainment	9,563	7,615	6,974
Other expenses	24,796	23,802	21,380
Total noninterest expense	432,185	373,731	304,249
Income before income tax expense	104,891	70,519	68,817
Income tax expense	28,496	16,981	19,991
Net Income	76,395	53,538	48,826
Income Available to Common Shareholders - Basic	76,395	53,538	48,826
Earnings Allocated to Unvested Restricted Stock	(1,437)	(967)	(971)
Earnings Available to Common Shareholders - Diluted	74,958	52,571	47,855
Earnings per common share - Basic	$ 2.59	$ 1.88	$ 1.9
Earnings per common share - Diluted	$ 2.59	$ 1.87	$ 1.88
Cash dividends declared per common share	$ 1.36	$ 1.36	$ 1.36
Unrealized gains on securities:
Unrealized holding gains (losses) arising during the period	2,174	36,328	(2,103)
Other than temporary impairment realized in net income		(509)	(517)
Less: reclassification adjustment for gains included in net income	(3,739)	(3,422)	(5,172)
Unrealized (loss) gain on securities, before tax	(1,565)	32,397	(7,792)
Fair value of derivative instruments designated as cash flow hedges:
Change in fair value of derivative instruments designated as cash flow hedges during the period	(22)	(19,078)	(5,751)
Less: reclassification adjustment for losses (gains) included in net income	1,618	1,723	1,643
Fair value of derivative instruments designated as cash flow hedges, before tax	1,596	(17,355)	(4,108)
Other comprehensive income (loss), before tax	31	15,042	(11,900)
Income tax expense (benefit) related to items of other comprehensive income	11	5,265	(4,164)
Other comprehensive income (loss), net of tax	20	9,777	(7,736)
Comprehensive income	$ 76,415	$ 63,315	$ 41,090

Consolidated Statements Of Shareholders' Equity (USD $) In Thousands	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Treasury Stock [Member]
Balance at Dec. 31, 2009	$ 961,318	$ 22,107	$ 632,086	$ 348,724	$ 22,416	$ (64,015)
Net income	48,826			48,826
Other comprehensive income (loss)	(7,736)				(7,736)
Cash dividends declared, $1.36 per share	(36,495)			(36,495)
Reissuance of treasury stock under incentive plan, net of shares surrendered in payment, including tax benefit	767		(611)			1,378
Common stock issued for acquisitions	328,980	5,973	323,007
Common stock issued for recognition and retention plan			(5,415)			5,415
Share-based compensation cost	7,797		7,797
Balance at Dec. 31, 2010	1,303,457	28,080	956,864	361,055	14,680	(57,222)
Net income	53,538			53,538
Other comprehensive income (loss)	9,777				9,777
Cash dividends declared, $1.36 per share	(39,409)			(39,409)
Reissuance of treasury stock under incentive plan, net of shares surrendered in payment, including tax benefit	6,430		(2,596)			9,026
Common stock issued for acquisitions	181,140	3,083	178,057
Common stock issued for recognition and retention plan			(5,559)			5,559
Share-based compensation cost	9,114		9,114
Treasury stock acquired at cost	(41,386)					(41,386)
Balance at Dec. 31, 2011	1,482,661	31,163	1,135,880	375,184	24,457	(84,023)
Net income	76,395			76,395
Other comprehensive income (loss)	20				20
Cash dividends declared, $1.36 per share	(40,107)			(40,107)
Reissuance of treasury stock under incentive plan, net of shares surrendered in payment, including tax benefit	2,222		(354)			2,576
Common stock issued for acquisitions	39,203	754	38,449
Common stock issued for recognition and retention plan			(7,702)			7,702
Share-based compensation cost	9,907		9,907
Treasury stock acquired at cost	(40,433)					(40,433)
Balance at Dec. 31, 2012	$ 1,529,868	$ 31,917	$ 1,176,180	$ 411,472	$ 24,477	$ (114,178)

Consolidated Statements Of Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash dividends declared per share	$ 1.36	$ 1.36	$ 1.36
Reissuance of treasury stock under incentive plan (shares)	214,833	316,063	154,183
Common stock issued, shares	754,334	3,083,229	5,973,182
Treasury stock acquired, shares	853,308	900,000

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 Restated [Member]	Dec. 31, 2010 Restated [Member]
Cash Flows from Operating Activities
Net income	$ 76,395,000	$ 53,538,000	$ 48,826,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	21,685,000	16,772,000	11,042,000
Amortization of purchase accounting adjustments	(47,383,000)	(30,653,000)	(52,850,000)
Provision for credit losses	20,671,000	25,867,000	42,451,000
Noncash compensation expense	9,907,000	9,114,000	7,797,000
(Gain) loss on sale of assets	(42,000)	(943,000)	76,000
Loss on impaired securities		509,000	517,000
Gain on sale of available for sale investments	(3,739,000)	(3,422,000)	(5,172,000)
Gain on sale of OREO	(4,985,000)	(1,476,000)	(2,524,000)
Gain on acquisition			(3,781,000)
Loss on abandonment of fixed assets	2,743,000
Amortization of premium/discount on investments	21,013,000	18,233,000	15,050,000
Derivative losses (gains) on swaps	1,000	2,000	(3,000)
(Benefit) provision for deferred income taxes	(7,527,000)	(11,750,000)	(3,607,000)
Mortgage loans held for sale
Originations	(2,432,367,000)	(1,659,226,000)	(1,772,486,000)
Proceeds from sales	2,388,716,000	1,637,458,000	1,803,214,000
Gain on sale of loans, net	(70,811,000)	(43,955,000)	(47,689,000)
Cash retained from tax benefit associated with share-based payment arrangements	(1,221,000)	(1,454,000)	(637,000)
Decrease in other assets	7,437,000	5,572,000	228,663,000
Other operating activities, net	7,319,000	1,572,000	(54,241,000)
Net Cash (Used in) Provided by Operating Activities	(12,188,000)	15,758,000	214,646,000
Cash Flows from Investing Activities
Proceeds from sales of securities available for sale	154,222,000	130,305,000	249,008,000
Proceeds from maturities, prepayments and calls of securities available for sale	880,425,000	626,004,000	576,139,000
Purchases of securities available for sale	(935,164,000)	(499,899,000)	(1,198,853,000)
Proceeds from maturities, prepayments and calls of securities held to maturity	43,535,000	120,075,000	66,091,000
Purchases of securities held to maturity	(57,075,000)	(22,803,000)	(96,375,000)
FDIC reimbursement of recoverable covered asset losses	157,694,000	139,852,000	438,870,000
Increase in loans receivable, net, excluding loans acquired	(870,577,000)	(560,635,000)	(123,295,000)
Proceeds from sale of premises and equipment	1,274,000	3,227,000	1,324,000
Purchases of premises and equipment	(32,825,000)	(44,055,000)	(38,063,000)
Proceeds from disposition of real estate owned	109,067,000	61,713,000	49,072,000
Investment in new market tax credit entities	(21,368,000)	(9,425,000)	(11,875,000)
Cash received in excess of cash paid for acquisition	32,425,000	79,288,000	24,134,000
Other investing activities, net	10,691,000	2,085,000	6,518,000
Net Cash (Used in) Provided by Investing Activities	(527,676,000)	25,732,000	(57,305,000)
Cash Flows from Financing Activities
Increase in deposits, net of deposits acquired	1,174,829,000	174,809,000	87,498,000
Net change in short-term borrowings, net of borrowings acquired	(102,320,000)	136,786,000	(43,023,000)
Proceeds from long-term debt	24,086,000	3,176,000	45,233,000
Repayments of long-term debt	(80,770,000)	(47,227,000)	(380,004,000)
Dividends paid to shareholders	(40,069,000)	(38,558,000)	(34,412,000)
Proceeds from sale of treasury stock for stock options exercised	2,813,000	6,807,000	1,631,000
Payments to repurchase common stock	(42,245,000)	(43,219,000)	(1,500,000)
Common stock issued			328,980,000
Cash retained from tax benefit associated with share-based payment arrangements	1,221,000	1,454,000	637,000
Net Cash Provided by Financing Activities	937,545,000	194,028,000	5,040,000
Net Increase In Cash and Cash Equivalents	397,681,000	235,518,000	162,381,000
Cash and Cash Equivalents at Beginning of Period	573,296,000	337,778,000	175,397,000
Cash and Cash Equivalents at End of Period	970,977,000	573,296,000	337,778,000
Supplemental Schedule of Noncash Activities
Acquisition of real estate in settlement of loans	99,134,000	104,855,000	49,886,000
Common stock issued in acquisition	39,203,000	181,140,000
Transfers of property into Other Real Estate	106,427,000	104,855,000	49,886,000
Exercise of stock options with payment in company stock	16,000
Supplemental Disclosures
Interest on deposits and borrowings	63,984,000	84,452,000	117,810,000
Income taxes, net	$ 15,957,000	$ 41,594,000	$ 24,494,000

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of IBERIABANK Corporation (the “Company”) and its wholly owned subsidiaries, IBERIABANK, Lenders Title Company (“LTC”), IBERIA Capital Partners LLC (“ICP”), IB Aircraft Holdings, LLC, IBERIA Asset Management Inc. (“IAM”), and IBERIA CDE, LLC (“CDE”). All significant intercompany balances and transactions have been eliminated in consolidation. All normal, recurring adjustments which, in the opinion of management are necessary for a fair presentation of the financial statements, have been included. Certain amounts reported in prior periods have been reclassified to conform to the current period presentation.

NATURE OF OPERATIONS

The Company offers commercial and retail banking products and services to customers throughout locations in six states through IBERIABANK. The Company also operates mortgage production offices in twelve states through IBERIABANK Mortgage Company (“IMC”), and offers a full line of title insurance and closing services throughout Arkansas and Louisiana through LTC and its subsidiaries. ICP provides equity research, institutional sales and trading, and corporate finance services. IB Aircraft Holdings, LLC owns a fractional share of an aircraft used by management of the Company and its subsidiaries. IAM provides wealth management and trust services for commercial and private banking clients. CDE is engaged in the purchase of tax credits.

CORRECTION OF AN ERROR IN THE FINANCIAL STATEMENTS

The Company has corrected its historical consolidated statements of cash flows for the years ended December 31, 2011 and 2010 for the miscalculation of certain activity between its operating and investing cash flows. The correction did not have an effect on the Company’s consolidated balance sheets, statements of comprehensive income, or statements of shareholders’ equity for those years. The error was identified in 2012 through the operation of the Company’s internal controls over financial reporting. Using accounting guidance provided in Accounting Standards Codification (“ASC”) Topic 250, the Company assessed these items and determined the error would be considered material to the consolidated statements of cash flows for the years ended December 31, 2011 and 2010. The error also impacts the consolidated statements of cash flows for each quarter in 2012 and 2011 as described in Note 26. As a result, the information included in these consolidated financial statements and footnotes includes the effect this correction has on the previously reported financial statements for those years.

The following table presents the effect this correction has on the Consolidated Statements of Cash Flows for the years ended December 31, 2011 and 2010.

(Dollars in thousands)	As Previously Reported	Adjustment	As Adjusted
Selected Cash Flow Data
2011
(Increase) decrease in other assets	$(51,549)	$57,121	$5,572
Net Cash (Used in) Provided by Operating Activities	(41,363)	57,121	15,758

Increase in loans receivable, net, excluding loans acquired	(503,514)	(57,121)	(560,635)
Net Cash (Used in) Provided by Investing Activities	$82,853	$(57,121)	$25,732

2010
(Increase) decrease in other assets	$163,741	$64,922	$228,663
Net Cash (Used in) Provided by Operating Activities	149,724	64,922	214,646

Increase in loans receivable, net, excluding loans acquired	(58,373)	(64,922)	(123,295)
Net Cash (Used in) Provided by Investing Activities	$7,617	$(64,922)	$(57,305)

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates. Material estimates that are susceptible to significant change in the near term are the allowance for credit losses, valuation of and accounting for loans covered by loss sharing arrangements with the FDIC and the related loss share receivable, valuation of and accounting for acquired loans, valuation of goodwill, intangible assets and other purchase accounting adjustments, and share-based compensation.

CONCENTRATION OF CREDIT RISKS

Most of the Company’s business activity is with customers located within the States of Louisiana, Florida, Arkansas, Alabama, Texas, and Tennessee. The Company’s lending activity is concentrated in its market areas in those states. The Company has emphasized originations of commercial loans and private banking loans, defined as loans to larger consumer clients. Repayments on loans are expected to come from cash flows of the borrower and/or guarantor. Losses on secured loans are limited by the value of the collateral upon default of the borrowers. The Company does not have any significant concentrations to any one industry or customer.

CASH AND CASH EQUIVALENTS

For purposes of presentation in the consolidated statements of cash flows, cash and cash equivalents are defined as cash, interest-bearing deposits and noninterest-bearing demand deposits at other financial institutions with original maturities less than three months. IBERIABANK may be required to maintain average balances on hand or with the Federal Reserve Bank to meet regulatory reserve and clearing requirements. At December 31, 2012 and 2011, the required reserve balances were $2,555,000 and $25,000, respectively. IBERIABANK had enough cash deposited with the Federal Reserve at December 31, 2012 and 2011 to cover the required reserve balance.

INVESTMENT SECURITIES

Debt securities that management has the ability and intent to hold to maturity are classified as held to maturity and carried at cost, adjusted for amortization of premiums and accretion of discounts using methods approximating the interest method. Securities not classified as held to maturity or trading, including equity securities with readily determinable fair values, are classified as available for sale and recorded at fair value, with unrealized gains and losses excluded from earnings and reported in other comprehensive income. Declines in the value of individual held to maturity and available for sale securities below their cost that are other than temporary are included in earnings as realized losses. In estimating other than temporary impairment losses, management considers 1) the length of time and the extent to which the fair value has been less than cost, 2) the financial condition and near-term prospects of the issuer, 3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value, and 4) for debt securities, the recovery of contractual principal and interest. Gains or losses on securities sold are recorded on the trade date, using the specific identification method.

LOANS HELD FOR SALE

Mortgage loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated fair value. Net unrealized losses, if any, are recognized through a valuation allowance that is recorded as a charge to income. Loans held for sale have primarily been fixed rate single-family residential mortgage loans under contract to be sold in the secondary market. In most cases, loans in this category are sold within thirty days. These loans are generally sold with the mortgage servicing rights released. Buyers generally have recourse to return a purchased loan to the Company under limited circumstances. Recourse conditions may include early payment default, breach of representations or warranties, and documentation deficiencies. During 2012 and 2011, an insignificant number of loans were returned to the Company.

LOANS (EXCLUDING ACQUIRED LOANS)

The Company grants mortgage, commercial and consumer loans to customers. Except for loans acquired, loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are stated at the unpaid principal balances, less the allowance for credit losses and net deferred loan origination fees and unearned discounts.

Interest income on loans is accrued over the term of the loans based on the principal balance outstanding. Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment of the related loan yield, using the effective interest method.

The accrual of interest on loans is discontinued at the time the loan is 90 days delinquent unless the credit is well-secured and in process of collection. Mortgage, credit card and other personal loans are typically charged down to net collateral value, less cost to sell, no later than 180 days past due. Past due status is based on the contractual terms of loans. In all cases, loans are placed on nonaccrual status or charged off at an earlier date if collection of principal or interest is considered doubtful.

The Company’s covered loan portfolio and non-covered loan portfolio, which are delineated between a) non-covered loans, excluding acquired loans, and b) acquired loans, are disaggregated into portfolio segments for purposes of determining the allowance for credit losses. The Company’s portfolio segments include commercial real estate, commercial business, mortgage, and consumer. The Company further disaggregates each commercial real estate, mortgage, and consumer portfolio segment into classes for purposes of monitoring and assessing credit quality based on certain risk characteristics. Classes within each commercial real estate portfolio segment include commercial real estate construction and commercial real estate – other. Classes within each mortgage portfolio segment include mortgage – prime and mortgage – subprime. Classes within each consumer portfolio segment include indirect auto, credit card, home equity, and consumer – other. Each commercial business portfolio segment is also considered a class.

Credit Quality

The Company utilizes an asset risk classification system in accordance with guidelines established by the Federal Reserve Board as part of its efforts to monitor commercial asset quality. “Special mention” loans are defined as loans where known information about possible credit problems of the borrower cause management to have some doubt as to the ability of these borrowers to comply with the present loan repayment terms and which may result in future disclosure of these loans as nonperforming. For assets with identified credit issues, the Company has two primary classifications for problem assets: “substandard” and “doubtful.” Substandard assets have one or more defined weaknesses and are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected. Doubtful assets have the weaknesses of substandard assets with the additional characteristic that the weaknesses make collection or liquidation in full satisfaction of the loan balance outstanding questionable and there is a high probability of loss based on currently existing facts, conditions and values. Loans classified as “Pass” do not meet the criteria set forth for special mention, substandard, or doubtful classification and are not considered criticized. Asset risk classifications are periodically reviewed and changed if, in the opinion of management, the risk profile of the customer has changed since the last review of the loan relationship.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. The impairment loss is measured on a loan by loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

In general, all interest accrued but not collected for loans that are placed on nonaccrual status or charged off is reversed against interest income. The interest on these loans is accounted for on the cash-basis method or cost-recovery method, until qualifying for a return to accrual status. Loans are returned to accrual status when all principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Troubled Debt Restructurings

During the course of its lending operations, the Company periodically grants concessions to its customers in an attempt to protect as much of its investment as possible and minimize risk of loss. These concessions may include restructuring the terms of a customer loan to alleviate the burden of the customer’s near-term cash requirements. In order to be considered a troubled debt restructuring (“TDR”), the Company must conclude that the restructuring constitutes a concession and the customer is experiencing financial difficulties. The Company defines a concession to the customer as a modification of existing terms for economic or legal reasons that it would otherwise not consider. The concession is either granted through an agreement with the customer or is imposed by a court or law. Concessions include modifying original loan terms to reduce or defer cash payments required as part of the loan agreement, including but not limited to:

•	a reduction of the stated interest rate for the remaining original life of the debt,

•	extension of the maturity date or dates at a stated interest rate lower than the current market rate for new debt with similar risk characteristics,

•	reduction of the face amount or maturity amount of the debt as stated in the agreement, or

•	reduction of accrued interest receivable on the debt.

In its determination of whether the customer is experiencing financial difficulties, the Company considers numerous indicators, including, but not limited to:

•

whether the customer is currently in default on its existing loan, or is in an economic position where it is probable the customer will be in default on its loan in the foreseeable future without a modification,

•	whether the customer has declared or is in the process of declaring bankruptcy,

•	whether there is substantial doubt about the customer’s ability to continue as a going concern,

•

whether, based on its projections of the customer’s current capabilities, the Company believes the customer’s future cash flows will be insufficient to service the debt, including interest, in accordance with the contractual terms of the existing agreement for the foreseeable future, and

•	whether, without modification, the customer cannot obtain sufficient funds from other sources at an effective interest rate equal to the current market rate for similar debt for a nontroubled debtor.

If the Company concludes that both a concession has been granted and the concession was granted to a customer experiencing financial difficulties, the Company identifies the loan as a TDR. For purposes of the determination of an allowance for credit losses for TDRs, the Company considers a loss probable on the loan, which is reviewed for specific impairment in accordance with the Company’s allowance for loan loss methodology. If it is determined that losses are probable on such TDRs, either because of delinquency or other credit quality indicator, the Company establishes specific reserves for these loans. For additional information on the Company’s allowance for credit losses, see Note 7 to these consolidated financial statements.

ACQUIRED LOANS AND RELATED FDIC LOSS SHARE RECEIVABLE

The Company accounts for its acquisitions under the purchase method, where all identifiable assets acquired, including loans, are recorded at fair value. No allowance for credit losses related to the acquired loans is recorded on the acquisition date as the fair value of the loans acquired incorporates assumptions regarding credit risk.

Loans acquired are recorded at fair value in accordance with the fair value methodology consistent with the exit price concept and exclusive of the shared-loss agreements with the FDIC from certain of the Company’s acquisitions in 2010 and 2009. The fair value estimates associated with the loans include estimates related to discount rates, expected prepayments and the amount and timing of undiscounted expected principal, interest and other cash flows. Credit discounts are included in the determination of fair value: therefore, an allowance for credit losses is not recorded at the acquisition date. At the time of acquisition, the Company estimated the fair value of the total acquired loan portfolio by segregating the total portfolio into loan pools with similar characteristics, which included:

•	whether the loan was performing according to contractual terms at the time of acquisition,

•	the loan type based on regulatory reporting guidelines, namely whether the loan was a mortgage, consumer, or commercial loan

•	the nature of collateral,

•	the interest rate type, whether fixed or variable rate, and

•	the loan payment type, primarily whether the loan was amortizing or interest-only.

From these pools, the Company used certain loan information, including outstanding principal balance, estimated expected losses, weighted average maturity, weighted average term to re-price (if a variable rate loan), weighted average margin, and weighted average interest rate to estimate the expected cash flow for each loan pool.

Acquired loans are evaluated at acquisition and classified as purchase impaired or purchased non-impaired. Purchased impaired loans reflect credit deterioration since origination to the extent that it is probable at the time of acquisition that the Company will be unable to collect all contractually required payments. For purchased impaired loans, expected cash flows at the acquisition date in excess of the fair value of loans are recorded as interest income over the life of the loans using a level yield method if the timing and amount of future cash flows is reasonably estimable.

Subsequent to acquisition, the Company performs cash flow re-estimations at least quarterly for each purchased impaired loan and/or loan pool. Increases in estimated cash flows above those expected at acquisition are recognized on a prospective basis as interest income over the remaining life of the pool. Decreases in expected cash flows subsequent to acquisition result in recognition of a provision for credit loss.

Acquired loans are placed on nonaccrual status when the Company cannot reasonably estimate cash flows on a loan or loan pool.

Pursuant to an AICPA letter dated December 18, 2009, the AICPA summarized the SEC staff’s view regarding the accounting in subsequent periods for discount accretion associated with loan receivables acquired in a business combination or asset purchase. Regarding the accounting for such loan receivables that, in the absence of further standard setting, the AICPA understands the SEC staff would not object to an accounting policy based on contractual cash flows (ASC Topic 310-20 approach) or an accounting policy based on expected cash flows (ASC 310-30 approach). The Company believes analogizing to ASC Topic 310-30 is the more appropriate option to follow in accounting for the fair value discount. However, in cases where a loan is acquired at a premium or slight discount, the Company believes that the contractual yield approach outlined in ASC Topic 310-20 is the more appropriate approach to apply.

FDIC loss share receivable

Because the FDIC will reimburse the Company for certain loans acquired in 2009 and 2010 should the Company experience a loss, an indemnification asset is recorded at fair value at the acquisition date. The indemnification asset is recognized at the same time as the indemnified loans, and measured on the same basis, subject to collectability or contractual limitations. The shared loss agreements on the acquisition date reflect the reimbursements expected to be received from the FDIC, using an appropriate discount rate, which reflects counterparty credit risk and other uncertainties.

The shared loss agreements continue to be measured on the same basis as the related indemnified loans, and the loss share receivable is impacted by changes in estimated cash flows associated with these loans. Deterioration in the credit quality of the acquired loans and related expected cash flows (immediately recorded as an adjustment to the allowance for credit losses) would immediately increase the loss share receivable, with the offset recorded through the consolidated statement of income. Increases in the credit quality of the acquired loans and related cash flows (reflected as an adjustment to yield and accreted into income over the remaining life of the loans) decrease the basis of the shared loss agreements, with such decrease being amortized into income over 1) the life of the loan or 2) the life of the shared loss agreements, whichever is shorter. Loss assumptions used to measure the basis of the indemnified loans are consistent with the loss assumptions used to measure the indemnification asset. Fair value accounting incorporates into the fair value of the indemnification asset an element of the time value of money, which is accreted back into income over the life of the shared loss agreements.

Upon the collection from the FDIC of an incurred loss the indemnification asset will be reduced by the amount owed by the FDIC. A corresponding claim receivable is established when a loss is incurred and recorded in other assets until cash is received from the FDIC.

For further discussion of the Company’s acquisitions and loan accounting, see Note 4 and Note 6 to the consolidated financial statements.

ALLOWANCE FOR CREDIT LOSSES

The allowance for credit losses represents management’s best estimate of probable credit losses inherent in the loan portfolios and off-balance sheet lending commitments at the balance-sheet date. The allowance for credit losses is maintained at a level the Company considers appropriate and is based on quarterly assessments and evaluations of the collectability and historical loss experience, including both industry and Company specific considerations. While management uses the best information available to establish the allowance for credit losses, future adjustments may be necessary if economic conditions differ substantially from the assumptions used in determining the allowance or, if required by regulators, based upon information available to them at the time of their examinations, or if mandated by revisions to, new interpretations of, or issuance of new accounting standards. See Note 7 for an analysis of the Company’s allowance for credit losses by portfolio and portfolio segment, and credit quality information by class. The entire amount of the allowance for credit losses is available to absorb losses on any category or lending-related commitment for non-acquired loans. The allowance related to acquired loans represents management’s best estimate of cumulative impairment as described further in “Purchase Impaired Loans (Acquired Loans)”.

The Company’s strategy for credit risk management includes a combination of conservative exposure limits, which are significantly below legal lending limits and conservative underwriting, documentation and collection standards. The strategy emphasizes geographic, industry, and customer diversification within the Company’s operating footprint, regular credit examinations, and regular management reviews of large credit exposures and loans experiencing credit quality deterioration.

The Company has not substantively changed any material aspect in its overall approach of determining the current year allowance for credit losses. There have been no material changes in criteria or estimation techniques as compared to prior periods that impacted the determination of the current allowance for credit losses.

Allowance for credit losses discussion below includes discussion specific to loans accounted for under the contractual yield method, referred to as “contractual loans”, and loans accounted for as acquired credit impaired loans.

Contractual Loans (Excluding Acquired Loans)

Contractual loans represent loans accounted for under the contractual yield method. The Company’s contractual loans include loans originated by the Company and acquired loans that are not accounted for as acquired credit impaired loans, typically referred to as legacy loans. Credit losses on contractual loans are charged and recoveries are credited to the allowance for credit losses. Provisions for loan losses are based on the Company’s review of historical industry and Company specific loss experience, and factors that management determines should be considered in estimating probable credit losses.

Loans identified as impaired are subject to individual quarterly review for potential loss. The Company considers the current value of collateral, credit quality of any guarantees, the guarantor’s liquidity and willingness to cooperate, and other factors when evaluating whether an individual loan is impaired. Other factors may include the industry and geographic location of the borrower, size and financial condition of the borrower, cash flow and leverage of the borrower, and evaluation of the borrower’s management. When individual loans are impaired, allowances are estimated based on management’s assessment of the borrower’s ability to repay the loan given the availability of collateral and other sources of cash flow, including evaluation of available legal options. Allowances for individually impaired loans are estimated based on the present value of expected future cash flows discounted at the loan’s effective interest rate, fair value of the underlying collateral or readily observable secondary market values. Collectability of principal and interest is evaluated in assessing the need for a loss accrual.

The Company also estimates reserves for collective impairment that reflect an estimated measurement of losses related to loans not subject to individual review as of the balance sheet date. Such loans are grouped in homogenous pools or segments, which are consistent with the segments and classes described above. Embedded loss rates are derived from migration analyses, which track net charge-off experience sustained on loans according to their risk grade, and may be adjusted for Company-specific and/or industry factors. Loss rates are reviewed quarterly and adjusted as management deems necessary based on changing borrower and/or collateral conditions and actual collections and charge-off experience.

Based on observations made through a qualitative review, management may apply qualitative adjustments to the quantitatively determined loss estimates at a pool and/or portfolio segment level as deemed appropriate. Primary qualitative and environmental factors that may not be directly reflected in quantitative estimates include:

•	asset quality trends,

•	changes in lending and risk management practices and procedures

•	trends in the nature and volume of the loan portfolio, including the existence and effect of any portfolio concentrations

•	changes in experience and depth of lending staff

•	legal, regulatory and competitive environment

•	national and regional economic trends

•	data availability and applicability

Changes in these factors are considered in determining the directional consistency of changes in the allowance for credit losses. The impact of these factors on the Company’s qualitative assessment of the allowance for credit losses can change from period to period based on management’s assessment of the extent to which these factors are already reflected in historic loss rates. The uncertainty inherent in the estimation process is also considered in evaluating the allowance for credit losses.

Purchased Impaired Loans (Acquired Loans)

Purchased impaired loans represent loans acquired by the Company, which are accounted in accordance with ASC 310-30. Credit losses incurred subsequent to acquisition are charged to the allowance for credit losses. Recoveries are credited to the allowance for credit losses to the extent the losses were incurred subsequent to acquisition. Recoveries related to credit losses incurred prior to acquisition are reflected as prospective adjustments to yield, which are accreted to income over the remaining life of the associated pool of loans. Provisions for credit losses are based on the Company’s determination of the timing and amount of expected cash flows. Provisions for credit losses associated with loans covered by loss share agreements with the FDIC are partially offset by increases in the FDIC loss share receivable.

The allowance for credit losses related to loans accounted for as purchased impaired loans is based on management’s re-estimation of expected cash flows for each loan pool. An allowance for credit losses is established to the extent that the expected cash flows of a loan pool have decreased since acquisition.

OFF-BALANCE SHEET CREDIT RELATED FINANCIAL INSTRUMENTS

The Company accounts for its guarantees in accordance with the provisions of ASC Topic 460. In the ordinary course of business, the Company has entered into commitments to extend credit, including commitments under credit card arrangements, commercial letters of credit and standby letters of credit. Such financial instruments are recorded when they are funded.

DERIVATIVE FINANCIAL INSTRUMENTS

ASC Topic 815 requires that all derivatives be recognized as assets or liabilities in the balance sheet at fair value. The Company may enter into derivative contracts to manage exposure to interest rate risk or to meet the financing and/or investing needs of its customers.

In the course of its business operations, the Company is exposed to certain risks, including interest rate, liquidity, and credit risk. The Company manages its risks through the use of derivative financial instruments, primarily through management of exposure due to the receipt or payment of future cash amounts based on interest rates. The Company’s derivative financial instruments manage the differences in the timing, amount, and duration of expected cash receipts and payments.

The primary types of derivatives used by the Company include interest rate swap agreements, forward sales contracts, interest rate lock commitments, and written and purchased options.

Hedging Activities

As part of its activities to manage interest rate risk due to interest rate movements, the Company has engaged in interest rate swap transactions to manage exposure to interest rate risk through modification of the Company’s net interest sensitivity to levels deemed to be appropriate. The Company utilizes these interest rate swap agreements to convert a portion of its variable-rate debt to a fixed rate (cash flow hedge). Interest rate swaps are contracts in which a series of interest rate flows are exchanged over a prescribed period. The notional amount on which the interest payments are based is not exchanged.

Because the swap agreements used to manage interest rate risk have been designated as hedging exposure to variable cash flows of a forecasted transaction, the effective portion of the derivative’s gain or loss is initially reported as a component of other comprehensive income and subsequently reclassified into earnings when the forecasted transaction affects earnings or when the hedge is terminated. The ineffective portion of the gain or loss is reported in earnings immediately.

In applying hedge accounting for derivatives, the Company establishes a method for assessing the effectiveness of the hedging derivative and a measurement approach for determining the ineffective aspect of the hedge upon the inception of the hedge. These methods are consistent with the Company’s approach to managing risk.

Other Derivative Instruments

Interest rate swap agreements

In addition to using derivative instruments as an interest rate risk management tool, the Company also enters into derivative instruments to help its commercial customers manage their exposure to interest rate fluctuations. To mitigate the interest rate risk associated with these customer contracts, the Company enters into offsetting derivative contract positions. The Company manages its credit risk, or potential risk of default by its commercial customers, through credit limit approval and monitoring procedures.

For interest rate swap agreements that are not designated as hedging instruments, changes in the fair value of the derivatives are recognized in earnings immediately.

Rate lock commitments

The Company enters into commitments to originate loans intended for sale whereby the interest rate on the prospective loan is determined prior to funding (“rate lock commitments”). A rate lock is given to a borrower, subject to conditional performance obligations, for a specified period of time that typically does not exceed 60 days. Simultaneously with the issuance of the rate lock to the borrower, a rate lock is received from an investor for a best efforts or mandatory delivery of the loan. Under the terms of the best efforts delivery lock, the investor commits to purchase the loan at a specified price, provided the loan is funded and delivered prior to a specified date and provided that the credit and loan characteristics meet pre-established criteria for such loans. Rate lock commitments on mortgage loans that are intended to be sold are considered to be derivatives. Accordingly, such commitments are recorded at fair value as derivative assets or liabilities, with changes in fair value recorded in mortgage income.

Equity-indexed certificates of deposit

IBERIABANK offers its customers a certificate of deposit that provides the purchaser a guaranteed return of principal at maturity plus potential return, which allows IBERIABANK to identify a known cost of funds. The rate of return is based on the performance of a basket of publically traded stocks that represent a variety of industry segments. Because it is based on an equity index, the rate of return represents an embedded derivative that is not clearly and closely related to the host instrument and is to be accounted for separately. Accordingly, the certificate of deposit is separated into two components: a zero coupon certificate of deposit (the host instrument) and a written option purchased by the depositor (an embedded derivative). The discount on the zero coupon deposit is amortized over the life of the deposit, and the written option is carried at fair value on the Company’s consolidated balance sheet, with changes in fair value recorded through earnings. IBERIABANK offsets the risks of the written option by purchasing an option with terms that mirror the written option and that is also carried at fair value on the Company’s consolidated balance sheet.

PREMISES AND EQUIPMENT

Land is carried at cost. Buildings, furniture, fixtures, and equipment are carried at cost, less accumulated depreciation computed on a straight line basis over the estimated useful lives of 10 to 40 years for buildings and 3 to 15 years for furniture, fixtures and equipment. Capitalized leasehold improvements are amortized over the length of the initial lease agreement or their useful life, whichever is shorter.

OTHER REAL ESTATE

Other real estate includes all real estate, other than bank premises used in bank operations, owned or controlled by the Company, including real estate acquired in settlement of loans. Properties are recorded at the balance of the loan (which is the pro-rata carrying value of loans accounted for in accordance with ASC 310-30) or at estimated fair value less estimated selling costs, whichever is less, at the date acquired. Subsequent to foreclosure, management periodically performs valuations and the assets are carried at the lower of cost or fair value less estimated selling costs. Revenue and expenses from operations, gain or loss on sale and changes in the valuation allowance are included in net expenses from foreclosed assets.

For further discussion of the Company’s other real estate owned, see Note 11 to the consolidated financial statements.

GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

Goodwill is accounted for in accordance with ASC Topic 350, and accordingly is not amortized but is evaluated at least annually for impairment. As part of its testing, the Company first assesses qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the Company determines the fair value of a reporting unit is less than its carrying amount using these qualitative factors, the Company compares the fair value of goodwill with its carrying amount, and then measures impairment loss by comparing the implied fair value of goodwill with the carrying amount of that goodwill.

Title Plant

The Company records its title plant assets in accordance with ASC Topic 950. Under ASC Topic 950, costs incurred to construct a title plant, including the costs incurred to obtain, organize, and summarize historical information, are capitalized until the title plant can be used to perform title searches. Purchased title plant, including a purchased undivided interest in title plant, is recorded at cost at the date of acquisition. For title plant acquired separately or as part of a company acquisition, cost is measured as the fair value of the consideration given. Capitalized costs of title plant are not depreciated or charged to income unless circumstances indicate that the carrying amount of the title plant has been impaired. Impairment identifiers include a change in legal requirements or statutory practices, identification of obsolescence, and abandonment of the title plant, among other identifiers.

Intangible assets subject to amortization

The Company’s acquired intangible assets that are subject to amortization include core deposit intangibles, amortized on a straight line or accelerated basis over a 10 year average life and a customer relationship intangible asset, amortized on an accelerated basis over a 9.5 year life.

TRANSFERS OF FINANCIAL ASSETS

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when 1) the assets have been isolated from the Company, 2) the transferee obtains the right, free of conditions that constrain it from taking advantage of that right, to pledge or exchange the transferred assets, and 3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity. Should the transfer not meet these three criteria, the transaction is treated as a secured financing.

INCOME TAXES

The Company and all subsidiaries file a consolidated federal income tax return on a calendar year basis. The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions through IBERIABANK, LTC and their subsidiaries. In lieu of Louisiana state income tax, IBERIABANK is subject to the Louisiana bank shares tax, which is included in noninterest expense or income tax expense in the Company’s consolidated financial statements. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations for years before 2009.

Deferred income tax assets and liabilities are determined using the liability (or balance sheet) method. Under this method, the net deferred tax asset or liability is determined based on the tax effects of the temporary differences between the book and tax bases of the various balance sheet assets and liabilities and gives current recognition to changes in tax rates and laws. The measurement of deferred tax assets is reduced, if necessary, by the amount of any tax benefits that, based on available evidence, are not expected to be realized.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits, if applicable, in noninterest expense.

STOCK COMPENSATION PLANS

The Company issues stock options and restricted stock under various plans to directors, officers and other key employees. The Company accounts for its stock compensation plans in accordance with ASC Topics 718 and 505. Under those provisions, the Company has adopted a fair value based method of accounting for employee stock compensation plans, whereby compensation cost is measured at the grant date based on the value of the award and is recognized on a straight-line basis over the service period, which is usually the vesting period, taking into account retirement eligibility. As a result, compensation expense relating to stock options and restricted stock is reflected in net income as part of “Salaries and employee benefits” on the consolidated statements of income. The Company’s practice has been to grant options at no less than the fair market value of the stock at the grant date.

See Note 19 for additional information on the Company’s share-based compensation plans.

EARNINGS PER COMMON SHARE

Basic earnings per share represents income available to common shareholders divided by the weighted average number of common shares outstanding during the period. Diluted earnings per share reflect additional common shares that would have been outstanding if dilutive potential common shares, in the form of stock options, had been issued, as well as any adjustment to income that would result from the assumed issuance. Participating common shares issued by the Company relate to unvested outstanding restricted stock awards, the earnings allocated to which are used in determining income available to common shareholders under the two-class method.

See Note 3 for additional information on the Company’s calculation of earnings per share.

TREASURY STOCK

The purchase of the Company’s common stock is recorded at cost. At the date of retirement or subsequent reissuance, treasury stock is reduced by the cost of such stock with differences recorded in additional paid-in capital or retained earnings, as applicable.

COMPREHENSIVE INCOME

Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income. Although certain changes in assets and liabilities, such as unrealized gains and losses on available for sale securities and cash flow hedges, are reported as a separate component of the equity section of the balance sheet, such items, along with net income, are components of comprehensive income.

SEGMENTS

All of the Company’s banking operations are considered by management to be aggregated in one reportable operating segment. Because the overall banking operations comprise substantially all of the consolidated operations and none of the Company’s other subsidiaries, either individually or in the aggregate, meet quantitative materiality thresholds, no separate segment disclosures are presented in these consolidated financial statements. The Company has invested in its financial reporting infrastructure to report financial information associated with performance of lines of business within the banking operating segment. The Company anticipates reporting this information sometime in 2013.

FAIR VALUE MEASUREMENTS

The Company estimates fair value based on the assumptions market participants would use when selling an asset or transferring a liability and characterizes such measurements within the fair value hierarchy based on the inputs used to develop those assumptions and measure fair value. The hierarchy requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

•	Level 1 – Quoted prices in active markets for identical assets or liabilities.

•

Level 2 – Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

•

Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

A description of the valuation methodologies used for instruments measured at fair value follows, as well as the classification of such instruments within the valuation hierarchy.

Securities available for sale

Securities are classified within Level 1 where quoted market prices are available in an active market. Inputs include securities that have quoted prices in active markets for identical assets. If quoted market prices are unavailable, fair value is estimated using quoted prices of securities with similar characteristics, at which point the securities would be classified within Level 2 of the hierarchy. Examples may include certain collateralized mortgage and debt obligations.

Mortgage loans held for sale

As of December 31, 2012, the Company has $267,475,000 of conforming mortgage loans held for sale. Mortgage loans originated and held for sale are carried at the lower of cost or estimated fair value. The Company obtains quotes or bids on these loans directly from purchasing financial institutions. Mortgage loans held for sale that were recorded at estimated fair value are included in the table in Note 22.

Impaired loans

Loans are measured for impairment using the methods permitted by ASC Topic 310. Fair value measurements are used in determining impairment using either the loan’s obtainable market price, if available (Level 1) or the fair value of the collateral if the loan is collateral dependent (Level 2). Measuring the impairment of loans using the present value of expected future cash flows, discounted at the loan’s effective interest rate, is not considered a fair value measurement. Fair value of the collateral is determined by appraisals or independent valuation.

Other real estate owned

Fair values of OREO at December 31, 2012 are determined by sales agreement or appraisal, and costs to sell are based on estimation per the terms and conditions of the sales agreement or amounts commonly used in real estate transactions. Inputs include appraisal values on the properties or recent sales activity for similar assets in the property’s market, and thus OREO measured at fair value would be classified within Level 2 of the hierarchy. The Company included property write-downs of $6,409,000, $7,250,000, and $2,943,000 in earnings for the years ended December 31, 2012, 2011, and 2010, respectively.

Derivative financial instruments

The Company utilizes interest rate swap agreements to convert a portion of its variable-rate debt to a fixed rate (cash flow hedge). The Company also enters into commitments to originate loans whereby the interest rate on the prospective loan is determined prior to funding (“rate lock commitments”). Rate lock commitments on mortgage loans that are intended to be sold are considered to be derivatives. The Company offers its customers a certificate of deposit that provides the purchaser a guaranteed return of principal at maturity plus potential return, which allows the Company to identify a known cost of funds. The rate of return is based on an equity index, and as such represents an embedded derivative. Fair value of interest rate swaps, interest rate lock commitments, and equity-linked written and purchased options are estimated using prices of financial instruments with similar characteristics, and thus are classified within Level 2 of the fair value hierarchy.

Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2012
Recent Accounting Pronouncements

NOTE 2 – RECENT ACCOUNTING PRONOUNCEMENTS

ASU No. 2011-04

In 2012, the Company adopted the provisions of ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and IFRSs, which changes the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. The amendments clarify that the Company should disclose quantitative information about the unobservable inputs used in a fair value measurement that is categorized within Level 3 of the fair value hierarchy. Requiring quantitative information does not change the objective of the requirement but increases the comparability of disclosures between disclosures under U.S. GAAP and IFRSs.

The disclosures required by this ASU are incorporated in Notes 22 and 23 in these consolidated financial statements.

ASU No. 2011-05

In 2012, the Company adopted the provisions of Accounting Standards Update (“ASU”) No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which increases the prominence of items reported in other comprehensive income and eliminates the option to report other comprehensive income as part of the statement of shareholders’ equity. The ASU requires that all nonowner changes in shareholders’ equity be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. The adoption of this ASU did not change the items that are reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The adoption also did not change the option to present components of other comprehensive income either net of related tax effects or before related tax effects. The tax effect for each component must be disclosed in the notes to the consolidated financial statements or presented in the statement in which other comprehensive income is presented. The amendments also do not affect how earnings per share is calculated or presented.

The Company has chosen to present the nonowner changes in shareholders’ equity in a single continuous statement of comprehensive income in its consolidated financial statements. The adoption of the ASU in the current year affects the format and presentation of its consolidated financial statements but does not represent a departure from currently adopted accounting principles and thus the adoption did not have an effect on the Company’s operating results, financial position, or liquidity. The financial statements for the comparative prior period have been revised to conform to current period presentation.

ASU No. 2012-02

In 2012, the Company adopted the provisions of ASU No. 2012-02, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment, which provides the Company with the option to make a qualitative assessment about the likelihood that an indefinite-lived intangible asset is impaired to determine whether it should perform a quantitative impairment test. The ASU also enhances the consistency of impairment testing guidance among long-lived asset categories by permitting the Company to assess qualitative factors to determine whether it is necessary to calculate the asset’s fair value when testing an indefinite-lived intangible asset for impairment, which is equivalent to the impairment testing requirements for other long-lived assets. In accordance with the amendments in this Update, an entity will have an option not to calculate annually the fair value of an indefinite-lived intangible asset if the entity determines that it is not more likely than not that the asset is impaired. Permitting the Company to assess qualitative factors when testing indefinite-lived intangible assets for impairment results in guidance that is similar to the goodwill impairment testing guidance in ASU No. 2011-08. The adoption of the ASU in the current year does not represent a departure from currently adopted accounting principles and thus the adoption did not have an effect on the Company’s operating results, financial position, or liquidity.

ASU No. 2012-06

In 2012, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2012-06, Business Combinations (Topic 805): Subsequent Accounting for an Indemnification Asset Recognized at the Acquisition Date as a Result of a Government-Assisted Acquisition of a Financial Institution, which clarifies the applicable guidance for subsequently measuring an indemnification asset recognized in a government-assisted acquisition of a financial institution that includes a loss-sharing agreement. The ASU addresses the diversity in practice in the interpretation of the terms “on the same basis” and “contractual limitations” used in accounting guidance. Accounting principles require that an indemnification asset recognized at the acquisition date as a result of a government-assisted acquisition of a financial institution involving an indemnification agreement shall be subsequently measured on the same basis as the indemnified item. The provisions of ASU No. 2012-06 clarify that, upon subsequent remeasurement of an indemnification asset, the effect of the change in expected cash flows of the indemnification agreement shall be amortized. Any amortization of changes in value is limited to the lesser of the contractual term of the indemnification agreement and the remaining life of the indemnified assets. The ASU does not affect the guidance relating to the recognition or initial measurement of an indemnification asset.

The provisions in this ASU are effective beginning with the Company’s first quarter of 2013, with early adoption permitted. Because the estimated lives of indemnification assets are an accounting estimate, the impact of the adoption of ASU No. 2012-06 will be prospective, meaning that changes in the estimated life will impact the future earnings of the Company. The rate of amortization of the indemnification assets by the Company has been estimated over the life of the underlying covered loans using a static spread to the rate earned on the covered loans. The adoption of ASU No. 2012-06 will change how the Company amortizes its indemnification assets. The Company currently expects to have higher future amortization in the near term and does not expect a material impact on its financial position and liquidity resulting from the adoption of this ASU.

ASU No. 2013-02

In February 2013, the FASB issued ASU No. 2013-06, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which requires the Company to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income on the Company’s consolidated statement of comprehensive income if the amount being reclassified is required under US GAAP to be reclassified in its entirety to net income. The ASU does not change the current requirements for reporting net income or other comprehensive income in the consolidated financial statements of the Company, but does require the Company to provide information about the amounts reclassified out of accumulated other comprehensive income by component.

The provisions in the ASU are effective prospectively beginning with the Company’s first quarter of 2013, with early adoption permitted. The adoption of the ASU affects the format and presentation of its consolidated financial statements and the footnotes to the consolidated financial statements, but does not represent a departure from currently adopted accounting principles and thus the adoption will not have an effect on the Company’s operating results, financial position, or liquidity.

Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share

NOTE 3 – EARNINGS PER SHARE

Share-based payment awards that entitle holders to receive non-forfeitable dividends before vesting are considered participating securities and thus included in the calculation of basic earnings per share. These awards are included in the calculation of basic earnings per share under the two-class method. The two-class method allocates earnings for the period between common shareholders and other security holders. The participating awards receiving dividends will be allocated the same amount of income as if they were outstanding shares.

The following table presents the calculation of basic and diluted earnings per share for the years ended December 31, 2012, 2011, and 2010.

	For the Years Ended December 31,
(Dollars in thousands, except per share data)	2012	2011	2010

Income available to common shareholders	$76,395	$53,538	$48,826
Distributed and undistributed earnings to unvested restricted stock	(1,443)	(988)	(981)

Distributed and undistributed earnings to common shareholders - Basic	74,952	52,550	47,845
Undistributed earnings reallocated to unvested restricted stock	6	21	10

Distributed and undistributed earnings to common shareholders - Diluted	$74,958	$52,571	$47,855

Weighted average shares outstanding - Basic (1)	29,454,084	28,500,420	25,681,266
Weighted average shares outstanding - Diluted	28,957,696	28,141,300	25,394,120

Earnings per common share - Basic	$2.59	$1.88	$1.90

Earnings per common share - Diluted	$2.59	$1.87	$1.88
Earnings per unvested restricted stock share - Basic	$2.61	$2.04	$1.97
Earnings per unvested restricted stock share - Diluted	$2.60	$2.00	$1.95

(1)	Weighted average basic shares outstanding include 552,609, 484,361, and 498,692 shares of unvested restricted stock for the years ended December 31, 2012, 2011, and 2010, respectively.

Additional information on the Company’s basic earnings per common share is shown in the following table.

	For the Years Ended December 31,
(Dollars in thousands, except per share data)	2012	2011	2010

Distributed earnings to common shareholders	$39,349	$38,681	$35,772
Undistributed earnings to common shareholders	35,603	13,869	12,073

Total earnings to common shareholders	$74,952	$52,550	$47,845

Distributed earnings to unvested restricted stock	$758	$727	$733
Undistributed earnings to unvested restricted stock	685	261	248

Total earnings allocated to restricted stock	$1,443	$988	$981

Distributed earnings per common share	$1.36	$1.38	$1.42
Undistributed earnings per common share	1.23	.50	.48

Total earnings per common share - Basic	$2.59	$1.88	$1.90

Distributed earnings per unvested restricted stock share	$1.37	$1.50	$1.47
Undistributed earnings per unvested restricted stock share	1.24	0.54	0.50

Total earnings per unvested restricted stock share - Basic	$2.61	$2.04	$1.97

For the years ended December 31, 2012, 2011, and 2010, the calculations for basic shares outstanding exclude: (1) the weighted average shares owned by the Recognition and Retention Plan (“RRP”) of 612,097, 571,262 and 560,767, respectively, and (2) the weighted average shares in treasury stock of 1,964,825, 1,300,222, and 1,256,418, respectively.

The effect from the assumed exercise of 752,188, 542,716, and 477,665 stock options was not included in the computation of diluted earnings per share for years ended December 31, 2012, 2011, and 2010, respectively, because such amounts would have had an antidilutive effect on earnings per share.

Acquisition And Disposition Activity	12 Months Ended
Dec. 31, 2012
Acquisition And Disposition Activity

NOTE 4 – ACQUISITION AND DISPOSITION ACTIVITY

Acquisition of Florida Gulf Bancorp, Inc.

On July 31, 2012, the Company acquired Florida Gulf Bancorp, Inc. (“Florida Gulf”), the holding company of Florida Gulf Bank, headquartered in Fort Myers, Florida with 8 branches in the Fort Myers-Cape Coral, FL market. The Company acquired Florida Gulf in order to further expand its banking operations in the Fort Myers Metropolitan area. Under terms of the agreement, for each share of Florida Gulf stock outstanding, Florida Gulf shareholders received shares of the Company’s common stock equal to $23.00 and a cash payment for any fractional share. In addition, the agreement provides for potential additional cash consideration based on the resolution of certain identified loans over a three-year period after the acquisition. The Company acquired all of the outstanding common stock of the former Florida Gulf shareholders for total consideration of $45,339,000, which included the fair value of options granted and non-equity consideration paid, which resulted in goodwill of $32,420,000, as shown in the following table:

(Dollars in thousands)	Number of Shares	Amount
Equity Consideration
Common Stock issued	754,334	$37,210
Options issued	32,863	651

Total Equity Consideration		37,861

Non-Equity Consideration
Change in Control Payments		1,342
Cash		4,625
Contingent Consideration		1,511

Total Non-Equity Consideration		7,478

Total Consideration Paid		45,339
Fair Value of Net Assets Assumed including Identifiable Intangible Assets		(12,919)

Goodwill		$32,420

The acquisition was accounted for under the purchase method of accounting in accordance with ASC Topic 805. Both the purchased assets and liabilities assumed were recorded at their respective acquisition date fair values. Identifiable intangible assets, including core deposit intangible assets, if any, were recorded at fair value. Because the consideration paid was greater than the net fair value of the acquired assets and liabilities, the Company recorded goodwill as part of the acquisition. The goodwill recognized was the result of the combined Companies’ expanded presence in the Fort Myers, Florida Metropolitan Statistical Area (“MSA”) through the addition of eight branches and an experienced in-market team that enhances the Company’s ability to compete in that market. Additionally, goodwill was also created by the expected cost savings that will be recognized in future periods through the elimination of redundant operations. Goodwill created in the acquisition in not deductible for income tax purposes.

In accordance with ASC Topic 805, estimated fair values are subject to change up to one year after the acquisition date. This allows for adjustments to the initial purchase entries if additional information relative to closing date fair values becomes available. Material adjustments to acquisition date estimated fair values would be recorded in the period in which the acquisition occurred, and as a result, previously reported results are subject to change. Information regarding the Company’s loan discount and related deferred tax asset, as well as income taxes payable and the related deferred tax balances, recorded in the acquisition may be adjusted as the Company refines its estimates of the current and deferred tax balances acquired, as well as the fair values of loans acquired and the deferred tax assets created from the acquisition. Determining the fair value of assets and liabilities, particularly illiquid assets and liabilities, is a complicated process involving significant judgment regarding estimates and assumptions used to calculate estimated fair value. The Company may incur losses on the acquired loans that are materially different from losses the Company originally projected. Fair value adjustments based on updated estimates could materially affect the goodwill recorded on the acquisition.

The acquired assets and liabilities, as well as the adjustments to record the assets and liabilities at their estimated fair values, are presented in the following table.

(Dollars in thousands)	As Acquired	Preliminary Fair Value Adjustments		As recorded by IBERIABANK
Assets
Cash and cash equivalents	$37,050	$—		$37,050
Investment securities	57,162	(321	)(1)	56,841
Loans	244,485	(28,734	)(2)	215,751
Other real estate owned	770	(216	)(3)	554
Deferred tax asset	1,446	11,454	(4)	12,900
Other assets	19,871	(3,301	)(5)	16,570

Total Assets	$360,784	$(21,118)		$339,666

Liabilities
Interest-bearing deposits	228,050	405	(6)	228,455
Noninterest-bearing deposits	57,578	—		57,578
Borrowings	39,188	1,039	(7)	40,227
Other liabilities	487	—		487

Total Liabilities	$325,303	$1,444		$326,747

Explanation of Certain Fair Value Adjustments

(1)	The adjustment represents the write down of the book value of Florida Gulf’s investments to their estimated fair value based on fair values on the date of acquisition.
(2)	The adjustment represents the write down of the book value of Florida Gulf’s loans to their estimated fair value based on current interest rates and expected cash flows which includes estimates of expected credit losses inherent in the portfolio.
(3)	The adjustment represents the write down of the book value of Florida Gulf’s OREO properties to their estimated fair value at the acquisition date based on their appraised value, as adjusted for costs to sell.
(4)	The adjustment represents the deferred tax asset recognized on the fair value adjustments of Florida Gulf’s acquired assets and assumed liabilities.
(5)	The adjustment represents the write down of the book value of Florida Gulf’s property, equipment, and other assets to their estimated fair value at the acquisition date based on their appraised value.
(6)	The adjustment is necessary because the weighted average interest rate of Florida Gulf’s CDs exceeded the cost of similar funding at the time of acquisition. The fair value adjustment will be amortized to reduce interest expense over the life of the portfolio, which is estimated at 60 months.
(7)	The adjustment is necessary because the interest rate of Florida Gulf’s fixed rate borrowings exceeded current interest rates on similar borrowings.

The Company’s consolidated financial statements as of and for the year ended December 31, 2012 include the operating results of the acquired assets and assumed liabilities for the 153 days subsequent to the July 31, 2012 acquisition date. Due to the system conversion of the acquired entity in August 2012 and subsequent integration of the operating activities of the acquired branches into existing Company markets, historical reporting for the former Florida Gulf branches is impracticable and thus disclosure of the revenue from the assets acquired and income before income taxes is impracticable for the 153-day period.

Supplemental pro forma information

The following pro forma information for the years ended December 31, 2012 and 2011 reflects the Company’s estimated consolidated results of operations as if the acquisition of Florida Gulf occurred at January 1, 2011, unadjusted for potential cost savings.

(Dollars in thousands, except per share data)	2012	2011

Interest and noninterest income	$630,776	$568,689
Net income	77,372	54,800
Earnings per share - basic	2.59	1.87
Earnings per share - diluted	2.58	1.86

Acquisitions of OMNI BANCSHARES, Inc., Cameron Bancshares, Inc., and certain assets of Florida Trust Company

On May 31, 2011, the Company acquired OMNI BANCSHARES, Inc. (“OMNI”), the holding company of OMNI BANK, headquartered in Metairie, Louisiana with 14 offices in the New Orleans and Baton Rouge, LA markets. The Company acquired all of the outstanding common stock of the former OMNI shareholders for total consideration of $46,407,000, which resulted in goodwill of $63,756,000.

Also on May 31, 2011, the Company acquired Cameron Bancshares, Inc. (“Cameron”), the holding company of Cameron State Bank, headquartered in Lake Charles, Louisiana, with 22 offices and 48 ATMs in the Lake Charles region, in order to expand its banking operations into the Lake Charles, Louisiana area. The Company acquired all of the outstanding common stock of the former Cameron shareholders for total consideration of $143,241,000, which resulted in goodwill of $71,417,000.

On June 14, 2011, the Company purchased certain assets of the Florida Trust Company, a wholly-owned subsidiary of the Bank of Florida Corporation. Florida Trust Company operated offices in Naples and Ft. Lauderdale, Florida. Upon acquisition, the Florida Trust Company became part of the trust and asset management division of IBERIABANK. Under terms of the agreement, IBERIABANK paid the Bank of Florida Corporation $700,000 and a contingent payment of $670,000 for the acquisition of substantially all of the assets of Florida Trust Company. The acquisition resulted in additional intangible assets of $1,400,000 included in the Company’s consolidated balance sheet as of December 31, 2011, of which $52,000 was goodwill.

The acquisitions were accounted for under the purchase method of accounting in accordance with ASC Topic 805. Both the purchased assets and liabilities assumed were recorded at their respective acquisition date fair values. Identifiable intangible assets, including core deposit intangible assets, were recorded at fair value. Because the consideration paid was greater than the net fair value of the acquired assets and liabilities, the Company recorded goodwill as part of the acquisitions.

The acquired assets and liabilities are presented in the following table at fair value at each entity’s respective acquisition date. The table also includes intangible assets other than goodwill created in the acquisition, namely, core deposit intangible assets and a customer relationship intangible asset.

(Dollars in thousands)	OMNI	Cameron	Florida Trust Company	Total

Assets
Cash and cash equivalents	$54,683	$29,191	$—	$83,874
Investment securities	91,019	223,685	—	314,704
Loans	441,447	382,074	—	823,521
Other real estate owned	16,253	395	—	16,648
Core deposit intangible	829	5,178	—	6,007
Deferred tax asset	33,625	11,116	—	44,741
Other assets	43,641	38,582	1,348	83,571

Total Assets	$681,497	$690,221	$1,348	$1,373,066

Liabilities
Interest-bearing deposits	506,427	402,908	—	909,335
Noninterest-bearing deposits	129,181	164,363	—	293,544
Borrowings	58,364	49,002	—	107,366
Other liabilities	4,874	2,124	—	6,998

Total Liabilities	$698,846	$618,397	$—	$1,317,243

Branch Dispositions

During the second quarter of 2012, the Company announced plans to close ten branches during 2012 as part of its ongoing business strategy, which includes a periodic review of its branch network to maximize shareholder return. The Company closed two branches during the third quarter of 2012, beginning in August 2012, and closed eight branches during the fourth quarter of 2012. In addition, the Company announced during the fourth quarter of 2012 that four additional branches would be closed during the first quarter of 2013. As part of these branch closures, the Company incurred various disposal costs during the third and fourth quarters of 2012 and expects to incur additional costs in the first quarter of 2013, including personnel termination costs, contract termination costs, and fixed asset disposals. The following table shows the costs the Company incurred that are included in its statement of comprehensive income for the year ended December 31, 2012.

(Dollars in thousands, except per share data)	2012

Employee termination	$477
Lease and contract termination	20
Property and equipment impairment	2,743
Accelerated depreciation	576

Total	$3,816

The Company has included former bank properties with a book value of $4,214,000 in OREO as of December 31, 2012. The Company estimates future exit costs, which would include additional employee termination costs, fixed asset disposals, and lease termination costs, will not be material.

Investment Securities	12 Months Ended
Dec. 31, 2012
Investment Securities

NOTE 5 – INVESTMENT SECURITIES

The amortized cost and fair values of investment securities, with gross unrealized gains and losses, consist of the following:

(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2012

Securities available for sale:
U.S. Government-sponsored enterprise obligations	$281,746	$4,364	$(386)	$285,724
Obligations of state and political subdivisions	120,680	6,573	(178)	127,075
Mortgage backed securities	1,303,030	29,108	(1,482)	1,330,656
Other securities	1,460	89	—	1,549

Total securities available for sale	$1,706,916	$40,134	$(2,046)	$1,745,004

Securities held to maturity:
U.S. Government-sponsored enterprise obligations	$69,949	$1,244	$—	$71,193
Obligations of state and political subdivisions	88,909	4,730	(113)	93,526
Mortgage backed securities	46,204	728	(153)	46,779

Total securities held to maturity	$205,062	$6,702	$(266)	$211,498

December 31, 2011

Securities available for sale:
U.S. Government-sponsored enterprise obligations	$336,859	$5,633	$(4)	$342,488
Obligations of state and political subdivisions	137,503	6,500	(198)	143,805
Mortgage backed securities	1,289,775	28,317	(718)	1,317,374
Other securities	1,460	78	—	1,538

Total securities available for sale	$1,765,597	$40,528	$(920)	$1,805,205

Securities held to maturity:
U.S. Government-sponsored enterprise obligations	$85,172	$1,921	$—	$87,093
Obligations of state and political subdivisions	81,053	3,682	(57)	84,678
Mortgage backed securities	26,539	800	—	27,339

Total securities held to maturity	$192,764	$6,403	$(57)	$199,110

At December 31, 2012, the Company’s exposure to three investment security issuers individually exceeded 10% of shareholders’ equity:

(Dollars in thousands)	Amortized Cost	Market Value

Federal National Mortgage Association (Fannie Mae)	$911,752	$930,452
Government National Mortgage Association (Ginnie Mae)	205,389	209,692
Federal Home Loan Mortgage Corporation (Freddie Mac)	503,417	511,348

Total	$1,620,558	$1,651,492

Securities with carrying values of $1,712,860,000 and $1,698,943,000 were pledged to secure public deposits and other borrowings at December 31, 2012 and December 31, 2011, respectively.

Management evaluates securities for other-than-temporary impairment at least quarterly, and more frequently when economic or market concerns warrant such evaluation. Consideration is given to 1) the length of time and the extent to which the estimated fair value has been less than amortized cost, 2) the financial condition and near-term prospects of the issuer, and 3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in estimated fair value above amortized cost. In analyzing an issuer’s financial condition, management considers whether the securities are issued by the federal government or its agencies and whether downgrades by bond rating agencies have occurred, as well as review of issuer financial statements and industry analysts’ reports.

Information pertaining to securities with gross unrealized losses at December 31, 2012 and 2011 aggregated by investment category and length of time that individual securities have been in a continuous loss position, follows:

	Less Than Twelve Months		Over Twelve Months		Total
(Dollars in thousands)	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value
December 31, 2012
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$(386)	$59,741	$—	$—	$(386)	$59,741
Obligations of state and political subdivisions	—	—	(178)	1,094	(178)	1,094
Mortgage backed securities	(1,473)	180,027	(9)	3,919	(1,482)	183,946

Total securities available for sale	$(1,859)	$239,768	$(187)	$5,013	$(2,046)	$244,781

Securities held to maturity:
U.S. Government-sponsored enterprise obligations	$—	$—	$—	$—	$—	$—
Obligations of state and political subdivisions	(113)	8,242	—	—	(113)	8,242
Mortgage backed securities	(153)	16,262	—	—	(153)	16,262

Total securities held to maturity	$(266)	$24,504	$—	$—	$(266)	$24,504

December 31, 2011
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$(4)	$9,996	$—	$—	$(4)	$9,996
Obligations of state and political subdivisions	(11)	1,104	(187)	1,085	(198)	2,189
Mortgage backed securities	(545)	147,803	(173)	21,679	(718)	169,482

Total securities available for sale	$(560)	$158,903	$(360)	$22,764	$(920)	$181,667

Securities held to maturity:
U.S. Government-sponsored enterprise obligations	$—	$—	$—	$—	$—	$—
Obligations of state and political subdivisions	(26)	2,354	(31)	1,297	(57)	3,651
Mortgage backed securities	—	—	—	—	—	—

Total securities held to maturity	$(26)	$2,354	$(31)	$1,297	$(57)	$3,651

The Company assessed the nature of the losses in its portfolio as of December 31, 2012 and 2011 to determine if there are losses that are deemed other-than-temporary. In its analysis of these securities, management considered numerous factors to determine whether there were instances where the amortized cost basis of the debt securities would not be fully recoverable, including, but not limited to:

•	the length of time and extent to which the estimated fair value of the securities was less than their amortized cost,

•	whether adverse conditions were present in the operations, geographic area, or industry of the issuer,

•

the payment structure of the security, including scheduled interest and principal payments, including the issuer’s failures to make scheduled payments, if any, and the likelihood of failure to make scheduled payments in the future,

•	changes to the rating of the security by a rating agency, and

•	subsequent recoveries or additional declines in fair value after the balance sheet date.

Management believes it has considered these factors, as well as all relevant information available, when determining the expected future cash flows of the securities in question. Except for the bond discussed below, in each instance, management has determined the cost basis of the securities would be fully recoverable. Management also has the intent and ability to hold debt securities until their maturity or anticipated recovery if the security is classified as available for sale. In addition, management does not believe the Company will be required to sell debt securities before the anticipated recovery of the amortized cost basis of the security.

At December 31, 2012, 49 debt securities had unrealized losses of 0.85% of the securities’ amortized cost basis and 0.12% of the Company’s total amortized cost basis. The unrealized losses for each of the 49 securities relate to market interest rate changes. Three of the 49 securities have been in a continuous loss position for over twelve months at December 31, 2012. These three securities had an aggregate amortized cost basis and unrealized loss of $5,200,000 and $187,000, respectively. Two of the three securities were issued by either the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac), or the Government National Mortgage Association (Ginnie Mae). The Fannie Mae, Freddie Mac, and Ginnie Mae securities are rated AA+ by S&P and Aaa by Moodys. One of the securities in a continuous unrealized loss position for over twelve months was issued by a political subdivision and discussed in further detail below.

At December 31, 2011, 50 debt securities had unrealized losses of 0.5% of the securities’ amortized cost basis and 0.1% of the Company’s total amortized cost basis. The unrealized losses for each of the 50 securities relate to market interest rate changes. 12 of the 50 securities had been in a continuous loss position for over twelve months at December 31, 2011. These 12 securities had an aggregate amortized cost basis and unrealized loss of $24,453,000 and $391,000 respectively. The 12 securities were issued by either Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) or by state and political subdivisions. The Fannie Mae and Freddie Mac securities were rated AA+ by S&P and Aaa by Moodys.

During 2011, management assessed the operating environment of a bond issuer as adverse and thus concluded that the Company had one unrated revenue municipal bond that warranted an other-than-temporary impairment charge during the year ended December 31, 2011. The specific impairment was related to the loss of the contracted revenue source required for bond repayment. The Company determined the impairment charge using observable market data for similar assets, including third party valuation of the security, as well as information from unobservable inputs, including its best estimate of the recoverability of the amortized cost of the security as outlined above. Changes to the unobservable inputs used by the Company would have resulted in a higher or lower impairment charge, but the unobservable inputs were not highly sensitive and would not result in a material difference in the impairment charge recorded for the year ended December 31, 2011. The impairment recorded in 2011 brought the total impairment to 50% of the par value of the bond and provided a fair value of the bonds that was consistent with current market pricing. Because adverse conditions were noted in the operations of the bond issuer, the Company recorded the other-than-temporary impairment. During the year ended December 31, 2012, the Company continued to analyze the operating environment of the bond as it did in 2011 and noted no further deterioration in the operating environment of the bond issuer.

The following table reflects activity during the years ended December 31, 2012, 2011, and 2010 related to credit losses on the other-than-temporarily impaired investment security where a portion of the unrealized loss was recognized in other comprehensive income.

(Dollars in thousands)	December 31,
	2012	2011	2010

Balance, beginning of period	$(1,273)	$(764)	$(247)
Credit losses on securities not previously considered other-than-temporarily impaired	—	—	(517)
Credit losses on securities for which OTTI was previously recognized	—	(509)	—
Reduction for securities sold/settle during the period	—	—	—

Balance, end of period	$(1,273)	$(1,273)	$(764)

As a result of the Company’s analysis, no other declines in the estimated fair value of the Company’s investment securities were deemed to be other-than-temporary at December 31, 2012 or December 31, 2011 except where noted above.

The amortized cost and estimated fair value by maturity of investment securities at December 31, 2012 are shown in the following table. Securities are classified according to their contractual maturities without consideration of principal amortization, potential prepayments or call options. Accordingly, actual maturities may differ from contractual maturities.

	Securities			Securities
	Available for Sale			Held to Maturity
(Dollars in thousands)	Weighted Average Yield	Amortized Cost	Estimated Fair Value	Weighted Average Yield	Amortized Cost	Estimated Fair Value
Within one year or less	1.52%	$18,409	$18,541	1.61%	$20,797	$20,916
One through five years	1.85	138,725	141,448	2.04	56,358	57,708
After five through ten years	2.14	518,218	532,684	2.50	26,215	27,500
Over ten years	1.78	1,031,564	1,052,331	2.98	101,692	105,374

Totals	1.89%	$1,706,916	$1,745,004	2.52%	$205,062	$211,498

The following is a summary of realized gains and losses from the sale of securities classified as available for sale.

	Years Ended December 31,
(Dollars in thousands)	2012	2011	2010

Realized gains	$3,754	$3,429	$5,172
Realized losses	(15)	(7)	—

Net realized gains	$3,739	$3,422	$5,172

In addition to the gains above, the Company realized certain immaterial gains on the calls of held to maturity securities.

Other Equity Securities

At December 31, 2012 and 2011, the Company included the following securities in “Other assets” on the Company’s consolidated balance sheets:

(Dollars in thousands)	2012	2011

Federal Home Loan Bank (FHLB) stock	$16,860	$32,145
Federal Reserve Bank (FRB) stock	28,155	26,809
First National Bankers Bankshares, Inc. (FNBB) stock	899	899
Other investments	302	302

Total equity securities	$46,216	$60,155

Loans Receivable	12 Months Ended
Dec. 31, 2012
Loans Receivable

NOTE 6 – LOANS RECEIVABLE

Loans receivable at December 31, 2012 and December 31, 2011 consist of the following:

(Dollars in thousands)	2012	2011
Residential mortgage loans:
Residential 1-4 family	$471,183	$522,357
Construction/ Owner Occupied	6,021	16,143

Total residential mortgage loans	477,204	538,500

Commercial loans:
Real estate	3,631,543	3,363,891
Business	2,537,718	2,005,234

Total commercial loans	6,169,261	5,369,125

Consumer and other loans:
Indirect automobile	327,985	261,896
Home equity	1,251,125	1,019,110
Other	273,005	199,406

Total consumer and other loans	1,852,115	1,480,412

Total loans receivable	$8,498,580	$7,388,037

In 2009, the Company acquired substantially all of the assets and liabilities of CapitalSouth Bank (“CSB”), and certain assets and assumed certain deposit and other liabilities of Orion Bank (“Orion”) and Century Bank (“Century”). In 2010, the Company acquired certain assets and assumed certain deposit and other liabilities of Sterling Bank. The loans and foreclosed real estate that were acquired in these transactions are covered by loss share agreements between the FDIC and IBERIABANK, which afford IBERIABANK significant loss protection. Under the loss share agreements, the FDIC will cover 80% of covered loan and foreclosed real estate losses up to certain thresholds for all four acquisitions, 80% of losses that exceed the thresholds for Sterling Bank, and 95% of losses that exceed those thresholds for CSB, Orion, and Century only.

Because of the loss protection provided by the FDIC, the risks of the CSB, Orion, Century, and Sterling loans and foreclosed real estate are significantly different from those assets not covered under the loss share agreement. Accordingly, the Company presents loans subject to the loss share agreements as “covered loans” in the information below and loans that are not subject to the loss share agreement as “non-covered loans.”

Deferred loan origination fees were $14,040,000 and $9,422,000 and deferred loan expenses were $5,270,000 and $4,828,000 at December 31, 2012 and 2011, respectively. In addition to loans issued in the normal course of business, the Company considers overdrafts on customer deposit accounts to be loans and reclassifies these overdrafts as loans in its consolidated balance sheets. At December 31, 2012 and 2011, overdrafts of $3,231,000 and $1,646,000, respectively, have been reclassified to loans receivable.

Loans with carrying values of $1,504,512,000 and $1,112,214,000 were pledged to secure public deposits and other borrowings at December 31, 2012 and December 31, 2011, respectively.

Non-covered Loans

The following is a summary of the major categories of non-covered loans outstanding as of December 31, 2012 and 2011:

(Dollars in thousands)	2012	2011
Non-covered Loans:
Residential mortgage loans:
Residential 1-4 family	$284,019	$266,970
Construction/ Owner Occupied	6,021	16,143

Total residential mortgage loans	290,040	283,113

Commercial loans:
Real estate	2,990,700	2,591,014
Business	2,450,667	1,896,496

Total commercial loans	5,441,367	4,487,510

Consumer and other loans:
Indirect automobile	327,985	261,896
Home equity	1,076,913	826,463
Other	269,519	194,606

Total consumer and other loans	1,674,417	1,282,965

Total non-covered loans receivable	$7,405,824	$6,053,588

The following tables provide an analysis of the aging of non-covered loans as of December 31, 2012 and 2011. Because of the difference in the accounting for acquired loans, the tables below further segregate the Company’s non-covered loans receivable between loans acquired from Florida Gulf in 2012, as well as those acquired in 2011, and loans originated by the Company. For purposes of the following tables, subprime mortgage loans are defined as the Company’s loans that have FICO scores that are less than 620 at the time of origination or were purchased outside of a business combination.

	Non-covered loans excluding acquired loans
(Dollars in thousands)
	Past Due (1)
December 31, 2012	30-59 days	60-89 days	Greater than 90 days	Total past due	Current	Total non- covered loans, net of unearned income	Recorded investment > 90 days and accruing

Residential
Prime	$662	$1,156	$9,168	$10,986	$185,843	$196,829	$801
Subprime	—	—	—	—	60,454	60,454	—
Commercial
Real Estate - Construction	60	—	5,479	5,539	288,137	293,676	—
Real Estate - Other	3,590	—	23,559	27,149	2,224,495	2,251,644	83
Commercial Business	1,430	13	3,687	5,130	2,362,304	2,367,434	329
Consumer and Other
Indirect Automobile	1,624	326	868	2,818	320,148	322,966	—
Home Equity	2,283	796	5,793	8,872	991,766	1,000,638	158
Credit Card	130	51	424	605	51,117	51,722	—
Other	566	105	310	981	201,161	202,142	—

Total	$10,345	$2,447	$49,288	$62,080	$6,685,425	$6,747,505	$1,371

	Non-covered loans excluding acquired loans
(Dollars in thousands)
	Past Due (1)
December 31, 2011	30-59 days	60-89 days	Greater than 90 days	Total past due	Current	Total loans, net of unearned income	Recorded investment > 90 days and accruing

Residential
Prime	$731	$325	$6,009	$7,065	$271,534	$278,599	$1,099
Subprime	—	—	—	—	—	—	—
Commercial
Real Estate - Construction	266	—	2,582	2,848	273,824	276,672	—
Real Estate - Other	880	54	34,087	35,021	1,778,235	1,813,256	636
Commercial Business	302	277	6,642	7,221	1,793,959	1,801,180	20
Consumer and Other
Indirect Automobile	1,232	159	994	2,385	248,070	250,455	—
Home Equity	3,102	717	4,955	8,774	741,968	750,742	82
Credit Card	467	107	403	977	46,786	47,763	—
Other	349	147	623	1,119	129,640	130,759	4

Total	$7,329	$1,786	$56,295	$65,410	$5,284,016	$5,349,426	$1,841

(1)	Past due loans include loans on nonaccrual status as of the period indicated. Nonaccrual loans are presented separately in the “Nonaccrual Loans” section below.

(Dollars in thousands)	Non-covered acquired loans
	Past Due (1)
December 31, 2012	30-59 days	60-89 days	Greater than 90 days	Total past due	Current	Discount	Total non- covered loans, net of unearned income	Recorded investment > 90 days and accruing (1)

Residential
Prime	$—	$—	$779	$779	$30,663	$1,315	$32,757	$779
Subprime	—	—	—	—	—	—	—	—
Commercial
Real Estate - Construction	369	—	4,067	4,436	29,098	(3,968)	29,566	4,067
Real Estate - Other	5,971	1,572	38,987	46,530	426,339	(57,055)	415,814	38,987
Commercial Business	1,410	524	3,953	5,887	89,490	(12,144)	83,233	3,953
Consumer and Other
Indirect Automobile	171	4	146	321	4,698	—	5,019	146
Home Equity	2,379	382	4,354	7,115	73,658	(4,498)	76,275	4,354
Credit Card	—	—	—	—	—	—	—	—
Other	202	17	495	714	21,746	(6,805)	15,655	495

Total	$10,502	$2,499	$52,781	$65,782	$675,692	$(83,155)	$658,319	$52,781

(Dollars in thousands)	Non-covered acquired loans
	Past Due (1)
December 31, 2011	30-59 days	60-89 days	Greater than 90 days	Total past due	Current	Discount	Total non- covered loans, net of unearned income	Recorded investment > 90 days and accruing (1)

Residential
Prime	$124	$60	$185	$369	$4,145	$—	$4,514	$185
Subprime	—	—	—	—	—	—	—	—
Commercial
Real Estate - Construction	629	—	3,755	4,384	61,705	(6,458)	59,631	3,755
Real Estate - Other	7,213	4,036	29,725	40,974	448,288	(47,808)	441,454	29,725
Commercial Business	183	69	639	891	105,796	(11,371)	95,316	639
Consumer and Other
Indirect Automobile	171	10	258	439	10,813	189	11,441	258
Home Equity	2,509	125	4,104	6,738	73,822	(4,839)	75,721	4,104
Credit Card	—	—	—	—	—	—	—	—
Other	413	545	571	1,529	16,067	(1,511)	16,085	571

Total	$11,242	$4,845	$39,237	$55,324	$720,636	$(71,798)	$704,162	$39,237

(1)

Past due information includes loans acquired from OMNI, Cameron, and Florida Gulf at the gross loan balance, prior to the application of discounts, at December 31, 2012 and OMNI and Cameron at December 31, 2011.

Nonaccrual Loans

The following table provides the recorded investment of non-covered loans on nonaccrual status at December 31, 2012 and 2011. Nonaccrual loans in the table exclude loans acquired.

(Dollars in thousands)	2012	2011

Residential
Prime	$8,367	$4,910
Subprime	—	—
Commercial
Real Estate - Construction	5,479	2,582
Real Estate - Other	23,475	33,451
Business	3,358	6,622
Consumer and Other
Indirect Automobile	868	994
Home Equity	5,635	4,873
Credit Card	424	403
Other	310	619

Total	$47,916	$54,454

The amount of interest income that would have been recorded in 2012, 2011, and 2010 if total nonaccrual loans had been current in accordance with their original terms was approximately $3,193,000, $4,113,000, and $2,198,000, respectively.

Covered Loans

The carrying amount of the acquired covered loans at December 31, 2012 and 2011 consisted of loans determined to be impaired at the time of acquisition, which are accounted for in accordance with ASC Topic 310-30, and loans that were considered to be performing at the acquisition date, accounted for by analogy to ASC Topic 310-30, as detailed in the following tables.

(Dollars in thousands)	December 31, 2012
Covered loans	Acquired Impaired Loans	Acquired Performing Loans	Total Covered Loans

Residential mortgage loans:

Residential 1-4 family	$20,232	$166,932	$187,164

Total residential mortgage loans	20,232	166,932	187,164

Commercial loans:
Real estate	167,742	473,101	640,843
Business	2,757	84,294	87,051

Total commercial loans	170,499	557,395	727,894

Consumer and other loans:
Home equity	22,094	152,117	174,211
Other	820	2,667	3,487

Total consumer and other loans	22,914	154,784	177,698

Total covered loans receivable	$213,645	$879,111	$1,092,756

The Company has corrected its disclosure of historical covered loan balances by portfolio type for December 31, 2011 for the impact of an error in the allocation of loan discounts in its covered loan portfolio. The correction had no effect on the balance of total covered loans, total loans, total assets, or net income for the periods presented. The error was identified in 2012 through the operation of the Company’s internal controls over financial reporting as it related to the Company’s loan accounting. Using accounting guidance provided in ASC Topic 250, the Company assessed these items and determined the error, although immaterial to the consolidated financial statements for the year ended December 31, 2012, and immaterial to the overall financial statement presentation at December 31, 2011, would affect the comparability of the disclosures provided in these consolidated financial statements. As a result, the information included in these footnotes includes the effect this correction has on the previously reported disclosures for the December 31, 2011 period.

The following table presents the effect of this correction for the December 31, 2011 period.

(Dollars in thousands)	December 31, 2011
Covered loans	Acquired Impaired Loans			Acquired Performing Loans			Total Covered Loans
	As Previously Reported	Adjustment	As Adjusted	As Previously Reported	Adjustment	As Adjusted

Residential mortgage loans:

Residential 1-4 family	$31,809	$3,985	$35,794	$184,465	35,128	$219,593	$255,387

Total residential mortgage loans	31,809	3,985	35,794	184,465	35,128	219,593	255,387

Commercial loans:
Real estate	23,127	31,564	54,691	704,841	13,345	718,186	772,877
Business	4,053	116	4,169	144,825	(40,256)	104,569	108,738

Total commercial loans	27,180	31,680	58,860	849,666	(26,911)	822,755	881,615

Consumer and other loans:
Home equity	30,267	(794)	29,473	204,707	(41,533)	163,174	192,647
Other	116	(116)	—	6,239	(1,439)	4,800	4,800

Total consumer and other loans	30,383	(910)	29,473	210,946	(42,972)	167,974	197,447

Total covered loans receivable	$89,372	$34,755	$124,127	$1,245,077	(34,755)	$1,210,322	$1,334,449

FDIC loss share receivable

The following is a summary of the year-to-date activity in the FDIC loss share receivable for the periods indicated.

(Dollars in thousands)	December 31,
	2012	2011

Balance, beginning of period	$591,844	$726,871
Increase due to credit loss provision recorded on FDIC covered loans	84,085	57,121

Amortization	(118,100)	(72,086)
Submission of reimbursable losses to the FDIC	(123,986)	(117,939)
Changes due to a change in cash flow assumptions on OREO	(10,774)	781
Other	—	(2,904)

Balance, end of period	$423,069	$591,844

The Company does not anticipate owing any consideration previously received under indemnification agreements to the FDIC under the “clawback” provisions of these agreements. Of the three agreements with the FDIC that contain clawback provisions, cumulative losses to date under two of these agreements have exceeded the calculated loss amounts which would result in clawback if not incurred. The sum of the historical and remaining projected losses under the remaining agreement is in excess of the clawback amount stated in that agreement.

ASC 310-30 loans

The Company acquired loans (both covered and non-covered) through previous acquisitions which are subject to ASC Topic 310-30.

The carrying amounts of the loans acquired from Florida Gulf in 2012 and OMNI and Cameron during 2011 are detailed in the following tables as of the purchase date.

(Dollars in thousands)
2012	Acquired Impaired Loans	Acquired Performing Loans	Total Acquired Loan Portfolio
Contractually required principal and interest at acquisition	$10,203	$231,695	$241,898
Nonaccretable difference (expected losses and foregone interest)	(5,239)	(40,431)	(45,670)

Cash flows expected to be collected at acquisition	4,964	191,264	196,228
Accretable yield	(1,190)	(22,899)	(24,089)

Basis in acquired loans at acquisition	$3,774	$168,365	$172,139

(Dollars in thousands)
2011	Acquired Impaired Loans	Acquired Performing Loans	Total Acquired Loan Portfolio
Contractually required principal and interest at acquisition	$88,556	$975,870	$1,064,426
Nonaccretable difference (expected losses and foregone interest)	(34,824)	(72,827)	(107,651)

Cash flows expected to be collected at acquisition	53,732	903,043	956,775
Accretable yield	(7,346)	(139,163)	(146,509)

Basis in acquired loans at acquisition	$46,386	$763,880	$810,226 (1)

(1)	Excludes overdraft balances, credit card loans, and in-process accounts included in total loans at the acquisition date.

The following is a summary of changes in the accretable yields of acquired loans during the years ended December 31, 2012 and 2011.

(Dollars in thousands)
December 31, 2012	Acquired Impaired Loans	Acquired Performing Loans	Total Acquired Loan Portfolio

Balance, beginning of period	$83,834	$386,977	$470,811

Acquisition	1,190	22,899	24,089
Net transfers from (to) nonaccretable difference to (from) accretable yield	22,016	88,786	110,802
Accretion	(30,417)	(218,892)	(249,309)

Balance, end of period	$76,623	$279,770	$356,393

(Dollars in thousands)
December 31, 2011	Acquired Impaired Loans	Acquired Performing Loans	Total Acquired Loan Portfolio

Balance, beginning of period	$82,381	$626,190	$708,571

Acquisition	7,346	139,163	146,509
Net transfers from (to) nonaccretable difference to (from) accretable yield	37,687	(216,551)	(178,864)
Accretion	(43,580)	(161,825)	(205,405)

Balance, end of period	$83,834	$386,977	$470,811

Accretable yield during 2012 decreased primarily as a result of the accretion recognized. Accretable yield during 2011 decreased primarily as a result of a change in expected cash flows on the Company’s covered loans during 2011.

Troubled Debt Restructurings

Information about the Company’s TDRs at December 31, 2012 and 2011 is presented in the following tables. The Company excludes as TDRs modifications of loans that are accounted for within a pool under Subtopic 310-30, which include the covered loans above, as well as the loans acquired in the OMNI and Cameron acquisitions completed during 2011 and those acquired from Florida Gulf in 2012. Accordingly, such modifications do not result in the removal of those loans from the pool, even if the modification of those loans would otherwise be considered a TDR. As a result, all covered loans and loans acquired from OMNI, Cameron, and Florida Gulf that would otherwise meet the criteria for classification as a troubled debt restructuring are excluded from the tables below.

	Total TDRs
(Dollars in thousands)	Accruing Loans
	Current	Past Due Greater than 30 Days	Nonaccrual TDRs	Total TDRs
December 31, 2012
Residential
Prime	$—	$—	$—	$—
Commercial
Real Estate	1,057	—	14,853	15,910
Business	1,204	—	281	1,485
Consumer and Other
Indirect Automobile	—	—	—	—
Home Equity	93	—	222	315
Credit Card	—	—	—	—
Other	—	—	—	—

Total	$2,354	$—	$15,356	$17,710

December 31, 2011
Residential
Prime	$—	$—	$—	$—
Commercial
Real Estate	55	—	21,696	21,751
Business	—	—	1,971	1,971
Consumer and Other
Indirect Automobile	—	—	—	—
Home Equity	—	—	231	231
Credit Card	—	—	—	—
Other	—	—	—	—

Total	$55	$—	$23,898	$23,953

Of the $17,710,000 in total TDRs, $4,649,000 occurred during the current year through modification of the original loan terms. Total TDRs of $23,953,000 at December 31, 2011 included $10,567,000 of TDRs that occurred during the year ended December 31, 2011. The following table provides information on how the TDRs were modified during the years ended December 31, 2012 and 2011.

(Dollars in thousands)	2012	2011

Extended maturities	$412	$—
Interest rate adjustment	277	231
Maturity and interest rate adjustment	1,249	—
Movement to or extension of interest-rate only payments	2,543	2,955
Forbearance	168	7,381
Covenant modifications	—	—
Other concession(s)(1)	—	—

Total	$4,649	$10,567

(1)	Other concessions include concessions or a combination of concessions that do not consist of maturity extensions, interest rate adjustments, forbearance, and covenant modifications.

Information about the Company’s non-covered TDRs occurring in these periods, as well as non-covered TDRs that subsequently defaulted during the previous twelve months, is presented in the following tables. The Company has defined a default as any loan with a loan payment that is currently past due greater than 30 days, or was past due greater than 30 days at any point during the previous twelve months.

	December 31, 2012			December 31, 2011
(In thousands, except number of loans)	Number of Loans	Pre- modification Outstanding Recorded Investment	Post- modification Outstanding Recorded Investment (1)	Number of Loans	Pre- modification Outstanding Recorded Investment	Post- modification Outstanding Recorded Investment (1)
TDRs occurring during the year
Residential
Prime	—	$—	$—	—	$—	$—
Commercial
Real Estate	14	3,852	3,312	7	9,265	8,365
Business	4	1,215	1,188	5	3,001	1,971
Consumer and Other
Indirect Automobile	—	—	—	—	—	—
Home Equity	1	94	51	1	238	231
Credit Card	—	—	—	—	—	—
Other	1	—	—	—	—	—

Total	20	$5,161	$4,551	13	$12,504	$10,567

	December 31, 2012		December 31, 2011
Total TDRs that subsequently defaulted in the past 12 months	Number of Loans	Recorded Investment	Number of Loans	Recorded Investment
Residential
Prime	—	$—	—	$—
Commercial
Real Estate	44	14,615	30	21,107
Business	9	1,469	6	1,877
Consumer and Other
Indirect Automobile	—	—	—	—
Home Equity	2	273	—	—
Credit Card	—	—	—	—
Other	1	—	—	—

Total	56	$16,357	36	$22,984

(1)	Recorded investment includes any allowance for credit losses recorded on the TDRs at the dates indicated.

Allowance For Credit Losses And Credit Quality	12 Months Ended
Dec. 31, 2012
Allowance For Credit Losses And Credit Quality

NOTE 7 – ALLOWANCE FOR CREDIT LOSSES AND CREDIT QUALITY

A summary of changes in the allowance for credit losses for the covered loan and non-covered loan portfolios for the years ended December 31, 2012, 2011, and 2010 follows.

(Dollars in thousands)	December 31, 2012
	Non-covered loans
	Excluding Acquired Loans	Acquired Loans	Covered loans	Total

Balance, beginning of period	$74,861	$—	$118,900	$193,761

Provision for credit losses before benefit attributable to FDIC loss share agreements	3,804	9,799	91,153	104,756

Benefit attributable to FDIC loss share agreements	—	—	(84,085)	(84,085)

Net provision for credit losses	3,804	9,799	7,068	20,671

Increase in FDIC loss share receivable	—	—	84,085	84,085

Transfer of balance to OREO	—	(826)	(26,343)	(27,169)

Loans charged-off	(9,728)	(179)	(15,153)	(25,060)

Recoveries	5,274	22	19	5,315

Balance, end of period	$74,211	$8,816	$168,576	$251,603

(Dollars in thousands)	December 31, 2011
	Non-covered loans
	Excluding Acquired Loans	Acquired Loans	Covered loans	Total

Balance, beginning of period	$62,460	$—	$73,640	$136,100

Provision for credit losses before benefit attributable to FDIC loss share agreements	19,974	—	63,014	82,988

Benefit attributable to FDIC loss share agreements	—	—	(57,121)	(57,121)

Net provision for credit losses	19,974	—	5,893	25,867

Increase in FDIC loss share receivable	—	—	57,121	57,121
Transfer of balance to OREO	—	—	(17,143)	(17,143)

Loans charged-off	(15,022)	—	(1,137)	(16,159)

Recoveries	7,449	—	526	7,975

Balance, end of period	$74,861	$—	$118,900	$193,761

(Dollars in thousands)	December 31, 2010
	Non-covered loans
	Excluding Acquired Loans	Acquired Loans	Covered loans	Total

Balance, beginning of period	$55,623	$—	$145	$55,768

Provision for credit losses before benefit attributable to FDIC loss share agreements	33,554	—	73,819	107,373

Benefit attributable to FDIC loss share agreements	—	—	(64,922)	(64,922)

Net provision for credit losses	33,554	—	8,897	42,451

Increase in FDIC loss share receivable	—	—	64,922	64,922
Transfer of balance to OREO	—	—	—	—

Loans charged-off	(33,533)	—	(325)	(33,858)

Recoveries	6,816	—	1	6,817

Balance, end of period	$62,460	$—	$73,640	$136,100

A summary of changes in the allowance for credit losses for non-covered loans, by loan portfolio type, for the years ended December 31, 2012 and 2011 is as follows:

(Dollars in thousands)	Commercial Real Estate	Commercial Business	Consumer	Mortgage	Unallocated	Total
December 31, 2012
Allowance for credit losses
Balance, beginning of period	$35,604	$25,705	$12,655	$897	$—	$74,861
(Reversal of) Provision for loan losses	1,786	4,021	5,218	2,578	—	13,603
Transfer of balance to OREO	(292)	—	(9)	(525)	—	(826)
Loans charged off	(2,000)	(1,116)	(5,928)	(863)	—	(9,907)
Recoveries	3,166	111	1,981	38	—	5,296

Balance, end of period	$38,264	$28,721	$13,917	$2,125	$—	$83,027

Allowance on loans individually evaluated for impairment	$226	$449	$42	$163	$—	$880
Allowance on loans collectively evaluated for impairment	38,038	28,272	13,875	1,962	—	82,147

Loans, net of unearned income
Balance, end of period	$2,990,700	$2,450,667	$1,674,417	$290,040	$—	$7,405,824
Balance, end of period: Loans individually evaluated for impairment	28,052	4,401	315	1,703	—	34,471
Balance, end of period: Loans collectively evaluated for impairment	2,962,648	2,446,266	1,674,102	288,337	—	7,371,353
Balance, end of period: Loans acquired with deteriorated credit quality	55,856	3,470	5,035	330	—	64,691

(Dollars in thousands)	Commercial Real Estate	Commercial Business	Consumer	Mortgage	Unallocated	Total
December 31, 2011
Allowance for credit losses
Balance, beginning of period	$31,390	$16,473	$13,332	$1,265	$—	$62,460
(Reversal of) Provision for credit losses	6,809	9,533	3,847	(215)	—	19,974
Loans charged off	(7,656)	(471)	(6,673)	(222)	—	(15,022)
Recoveries	5,061	170	2,149	69	—	7,449

Balance, end of period	$35,604	$25,705	$12,655	$897	$—	$74,861

Allowance on loans individually evaluated for impairment	$1,874	$179	$—	$133	$—	$2,186
Allowance on loans collectively evaluated for impairment	33,730	25,526	12,655	764	—	72,675

Loans, net of unearned income
Balance, end of period	$2,591,013	$1,896,496	$1,282,966	$283,113	$—	$6,053,588
Balance, end of period: Loans individually evaluated for impairment	34,541	6,530	231	1,009	—	42,311
Balance, end of period: Loans collectively evaluated for impairment	2,556,472	1,889,966	1,282,735	282,104	—	6,011,277
Balance, end of period: Loans acquired with deteriorated credit quality	4,835	26,531	4,129	—	—	35,495

A summary of changes in the allowance for credit losses for covered loans, by loan portfolio type, for the years ended December 31, 2012 and 2011 is as follows:

(Dollars in thousands)	Commercial Real Estate	Commercial Business	Consumer	Mortgage	Unallocated	Total
December 31, 2012
Allowance for credit losses
Balance, beginning of period	$69,175	$9,788	$18,753	$21,184	$—	$118,900
(Reversal of) Provision for credit losses	4,970	964	811	323	—	7,068
Increase in FDIC loss share receivable	51,543	3,616	15,031	13,895	—	84,085
Transfer of balance to OREO	(11,202)	(2,993)	(825)	(11,323)	—	(26,343)
loans charged off	(13,631)	—	(9)	(1,513)	—	(15,153)
Recoveries	16	—	3	—	—	19

Balance, end of period	$100,871	$11,375	$33,764	$22,566	$—	$168,576

Allowance on loans individually evaluated for impairment	$—	$—	$—	$—	$—	$—
Allowance on loans collectively evaluated for impairment	100,871	11,375	33,764	22,566	—	168,576

Loans, net of unearned income
Balance, end of period	$640,843	$87,051	$177,698	$187,164	$—	$1,092,756
Balance, end of period: Loans individually evaluated for impairment	—	—	—	—	—	—
Balance, end of period: Loans collectively evaluated for impairment	640,843	87,051	177,698	187,164	—	1,092,756
Balance, end of period: Loans acquired with deteriorated credit quality	167,742	2,757	22,914	20,232	—	213,645

(Dollars in thousands)	Commercial Real Estate	Commercial Business	Consumer	Mortgage	Unallocated	Total
December 31, 2011
Allowance for credit losses
Balance, beginning of period	$26,439	$6,657	$12,201	$28,343	$—	$73,640
(Reversal of) Provision for credit losses	6,762	392	971	(2,232)	—	5,893
Increase (decrease) in FDIC loss share receivable	50,079	2,899	7,188	(3,045)	—	57,121
Transfer of balance to OREO	(13,316)	(160)	(1,705)	(1,962)	—	(17,143)
Loans charged off	(1,073)	—	(42)	(22)	—	(1,137)
Recoveries	284	—	140	102	—	526

Balance, end of period	$69,175	$9,788	$18,753	$21,184	$—	$118,900

Allowance on loans individually evaluated for impairment	$—	$—	$—	$—	$—	$—
Allowance on loans collectively evaluated for impairment	69,175	9,788	18,753	21,184	—	118,900

Loans, net of unearned income
Balance, end of period	$772,877	$108,738	$197,447	$255,387	$—	$1,334,449
Balance, end of period: Loans individually evaluated for impairment	—	—	—	—	—	—
Balance, end of period: Loans collectively evaluated for impairment	772,877	108,738	197,447	255,387	—	1,334,449
Balance, end of period: Loans acquired with deteriorated credit quality	54,691	4,169	29,473	35,794	—	124,127

Credit Quality

The Company’s investment in non-covered loans by credit quality indicator as of December 31, 2012 and 2011 is presented in the following tables. Because of the difference in the accounting for acquired loans, the tables below further segregate the Company’s non-covered loans receivable between loans acquired and loans that were not acquired. Loan discounts in the table below represent the adjustment of non-covered acquired loans to fair value at the time of acquisition, as adjusted for income accretion and changes in cash flow estimates in subsequent periods. Asset risk classifications for commercial loans reflect the classification as of December 31, 2012 and 2011.

(Dollars in thousands)	Non-covered loans excluding acquired loans
	Commercial Real Estate Construction		Commercial Real Estate- Other		Commercial Business
Credit quality indicator by asset risk classification	2012	2011	2012	2011	2012	2011
Pass	$269,842	$249,669	$2,162,989	$1,689,455	$2,295,788	$1,729,279
Special Mention	16,767	18,274	40,547	62,868	21,640	46,225
Substandard	7,067	8,559	47,710	55,236	49,958	25,477
Doubtful	—	170	398	5,697	48	199

Total	293,676	276,672	2,251,644	1,813,256	2,367,434	1,801,180
Discount	—	—	—	—	—	—

Non-covered commercial loans, net	$293,676	$276,672	$2,251,644	$1,813,256	$2,367,434	$1,801,180

	Mortgage – Prime		Mortgage- Subprime
Credit risk by payment status	2012	2011	2012	2011
Current	$185,843	$271,534	$60,454	$—
Past due greater than 30 days	10,986	7,065	—	—

Total	196,829	278,599	60,454	—
Discount	—	—	—	—

Non-covered mortgage loans, net	$196,829	$278,599	$60,454	$—

	Indirect Automobile		Credit Card
Credit risk by payment status	2012	2011	2012	2011
Current	$320,148	$248,070	$51,117	$46,786
Past due greater than 30 days	2,818	2,385	605	977

Total	$322,966	$250,455	$51,722	$47,763

	Home Equity		Consumer - Other
Credit risk by payment status	2012	2011	2012	2011
Current	$991,766	$741,968	$201,161	$129,640
Past due greater than 30 days	8,872	8,774	981	1,119

Total	1,000,638	750,742	202,142	130,759
Discount	—	—	—	—

Non-covered consumer loans, net	$1,000,638	$750,742	$202,142	$130,759

(Dollars in thousands)	Non-covered acquired loans
	Commercial Real Estate Construction		Commercial Real Estate- Other		Commercial Business
Credit quality indicator by asset risk classification	2012	2011	2012	2011	2012	2011
Pass	$25,896	$51,510	$359,046	$360,598	$86,201	$94,760
Special Mention	2,410	9,138	28,185	53,503	2,159	7,870
Substandard	5,228	5,441	85,420	75,161	4,808	4,057
Doubtful	—	—	218	—	2,209	—

Total	33,534	66,089	472,869	489,262	95,377	106,687
Discount	(3,968)	(6,458)	(57,055)	(47,808)	(12,144)	(11,371)

Non-covered commercial loans, net	$29,566	$59,631	$415,814	$441,454	$83,233	$95,316

	Mortgage – Prime		Mortgage- Subprime
Credit risk by payment status	2012	2011	2012	2011
Current	$30,663	$4,145	$—	$—
Past due greater than 30 days	779	369	—	—

Total	31,442	4,514	—	—
Premium (discount)	1,315	—	—	—

Non-covered mortgage loans, net	$32,757	$4,514	$—	$—

	Indirect Automobile		Credit Card
Credit risk by payment status	2012	2011	2012	2011
Current	$4,698	$10,813	$—	$—
Past due greater than 30 days	321	439	—	—

Total	5,019	11,252
Premium (discount)	—	189	—	—

Non-covered consumer loans, net	$5,019	$11,441	$—	$—

	Home Equity		Consumer - Other
Credit risk by payment status	2012	2011	2012	2011
Current	$73,658	$73,822	$21,746	$16,067
Past due greater than 30 days	7,115	6,738	714	1,529

Total	80,773	80,560	22,460	17,596
Discount	(4,498)	(4,839)	(6,805)	(1,511)

Non-covered consumer loans, net	$76,275	$75,721	$15,655	$16,085

Credit quality information in the table above includes loans acquired at the gross loan balance, prior to the application of discounts, at December 31, 2012 and 2011.

The Company’s investment in covered loans by credit quality indicator as of December 31, 2012 and 2011 is presented in the following table. Loan discounts in the table below represent the adjustment of covered loans to fair value at the time of acquisition, as adjusted for income accretion and changes in cash flow estimates in subsequent periods. The discounts for the December 31, 2011 period have been restated below to reflect the correction of the error discussed in Note 6 to these consolidated financial statements.

(Dollars in thousands)	Covered loans
December 31, 2012	Commercial
Credit quality indicator by asset risk classification	Real Estate- Construction	Real Estate- Other	Business	Total
Pass	$46,201	$201,261	$38,552	$286,014
Special Mention	9,888	65,498	8,600	83,986
Substandard	97,315	279,171	50,018	426,504
Doubtful	607	8,530	451	9,588

Total	$154,011	$554,460	$97,621	$806,092

Discount				(78,198)

Covered commercial loans, net				$727,894

	Mortgage
Credit risk by payment status	Prime	Subprime	Total
Current	$183,795	$—	$183,795
Past due greater than 30 days	52,379	—	52,379

Total	$236,174	$—	$236,174

Discount			(49,010)

Covered mortgage loans, net			$187,164

	Consumer and Other
Credit risk by payment status	Indirect Automobile	Credit Card	Home Equity	Other	Total
Current	$—	$841	$168,728	$1,155	$170,724
Past due greater than 30 days	—	65	65,997	1,523	67,585

Total	$—	$906	$234,725	$2,678	$238,309

Discount					(60,611)

Covered consumer loans, net					$177,698

(Dollars in thousands)	Covered loans
December 31, 2011	Commercial
Credit quality indicator by asset risk classification	Real Estate- Construction	Real Estate- Other	Business	Total
Pass	$59,936	$282,974	$72,563	$415,473
Special Mention	17,336	87,409	10,965	115,710
Substandard	169,726	349,155	61,268	580,149
Doubtful	705	22,636	4,082	27,423

Total	$247,703	$742,174	$148,878	$1,138,755

Discount				(257,140)

Covered commercial loans, net				$881,615

	Mortgage
Credit risk by payment status	Prime	Subprime	Total
Current	$233,305	$—	$233,305
Past Due greater than 30 days	94,553	—	94,553

Total	$327,858	$—	$327,858

Discount			(72,471)

Covered mortgage loans, net			$255,387

	Consumer and Other
Credit risk by payment status	Indirect Automobile	Credit Card	Home Equity	Other	Total
Current	$—	$875	$193,366	$4,880	$199,121
Past Due greater than 30 days	—	94	107,520	534	108,148

Total	$—	$969	$300,886	$5,414	$307,269

Discount					(109,822)

Covered consumer loans, net					$197,447

Impaired Loans

Information on the Company’s investment in impaired loans is presented in the following tables as of and for the periods indicated.

(Dollars in thousands)
December 31, 2012	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded
Commercial Loans
Real Estate	$26,151	$26,151	$—	$34,682	$168
Business	1,824	1,824	—	2,621	33

With an allowance recorded
Mortgage Loans
Residential – Prime	$9,861	$10,070	$(209)	$7,955	$131
Residential – Subprime	—	—	—	—	—
Commercial Loans
Real Estate	3,464	3,663	(199)	3,678	123
Business	1,334	1,810	(476)	1,889	47
Consumer Loans
Indirect automobile	865	868	(3)	1,514	28
Credit card	413	424	(11)	372	—
Home equity	5,860	5,951	(91)	6,713	51
Other	307	310	(3)	601	5

Total
Mortgage Loans	$9,861	$10,070	(209)	$7,955	$131
Commercial Loans	32,773	33,448	(675)	42,870	371
Consumer Loans	7,445	7,553	(108)	9,200	84

(Dollars in thousands)
December 31, 2011	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded
Commercial Loans
Real Estate	$32,267	$32,267	$—	$35,673	$173
Business	6,403	6,403	—	8,642	144

With an allowance recorded
Mortgage Loans
Residential – Prime	$4,763	$4,910	$(147)	$6,163	$30
Residential – Subprime	—	—	—	—	—
Commercial Loans
Real Estate	1,430	3,304	(1,874)	3,315	26
Business	40	219	(179)	423	5
Consumer Loans
Indirect automobile	987	994	(7)	1,399	40
Credit card	391	403	(12)	440	—
Home equity	4,826	4,873	(47)	5,014	59
Other	608	619	(11)	797	8

Total
Mortgage Loans	$4,763	$4,910	(147)	$6,163	$30
Commercial Loans	40,140	42,193	(2,053)	48,053	348
Consumer Loans	6,812	6,889	(77)	7,650	107

As of December 31, 2012 and 2011, the Company was not committed to lend additional funds to any customer whose loan was classified as impaired or as a troubled debt restructuring.

Transfers And Servicing Of Financial Assets (Including Mortgage Banking Activities)	12 Months Ended
Dec. 31, 2012
Transfers And Servicing Of Financial Assets (Including Mortgage Banking Activities)

NOTE 8 – TRANSFERS AND SERVICING OF FINANCIAL ASSETS (INCLUDING MORTGAGE BANKING ACTIVITIES)

Commercial Banking Activity

Loans serviced for others, consisting primarily of commercial loan participations sold, are not included in the accompanying consolidated balance sheets. The unpaid principal balances of loans serviced for others were $257,883,000 and $198,860,000 at December 31, 2012 and 2011, respectively. Custodial escrow balances maintained in connection with the foregoing portfolio of loans serviced for others, and included in demand deposits, were immaterial at December 31, 2012 and 2011.

Mortgage Banking Activity

The Company through its subsidiary, IMC, originates mortgage loans for sale into the secondary market. The loans originated primarily consist of residential first mortgages that conform to standards established by the GSEs, but can also consist of junior lien loans secured by residential property. These sales are primarily to private companies that are unaffiliated with the GSEs on a servicing released basis. The following table details the mortgage banking activity as of and for the years ended December 31:

(Dollars in thousands)

Mortgage loans held for sale	2012	2011	2010
Balance, beginning of period	$153,013	$83,905	$66,945
Balance acquired during the period	—	3,385	—
Originations	2,432,367	1,659,226	1,772,486
Sales	(2,317,905)	(1,593,503)	(1,755,526)

Balance, end of period	$267,475	$153,013	$83,905

(Dollars in thousands)

Detail of mortgage income	2012	2011	2010
Fair value changes of derivatives and mortgage loans held for sale, net	$6,772	$937	$—
Gains on sales	70,811	43,955	47,689
Servicing and other income, net	470	285	318

Total mortgage income	$78,053	$45,177	$48,007

For the years ended December 31, 2012, 2011 and 2010, the Company did not actively hedge its mortgage banking activities.

Mortgage Servicing Rights

Mortgage servicing rights are amortized over the remaining servicing life of the loans, with consideration given to prepayment assumptions. Mortgage servicing rights had the following carrying values at December 31:

	2012			2011
(Dollars in thousands)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Mortgage servicing rights	1,234	(304)	930	340	(194)	146

The related amortization expense of mortgage servicing assets is as follows:

(Dollars in thousands)	Amount
Aggregate amortization expense for the year ended December 31:
2010	$125
2011	115
2012	225

Estimated amortization expense for the year ended December 31:
2013	$282
2014	230
2015	180
2016	130
2017	83
2018 and thereafter	25

Premises And Equipment	12 Months Ended
Dec. 31, 2012
Premises And Equipment

NOTE 9 – PREMISES AND EQUIPMENT

Premises and equipment at December 31, 2012 and 2011 consists of the following:

(Dollars in thousands)	2012	2011
Land	$81,761	$70,022
Buildings	221,022	211,521
Furniture, fixtures and equipment	101,907	89,283

Total premises and equipment	404,690	370,826
Accumulated depreciation	(101,167)	(85,219)

Total premises and equipment, net	$303,523	$285,607

Depreciation expense was $18,286,000, $13,431,000, and $10,359,000 for the years ended December 31, 2012, 2011, and 2010, respectively.

The Company actively engages in leasing office space available in buildings it owns. Leases have different terms ranging from monthly rental to five-year leases. At December 31, 2012, income from these leases averaged $131,000 per month. Total lease income for the years ended December 31, 2012, 2011, and 2010 was $1,572,000, $1,542,000, and $1,574,000, respectively. Income from leases is reported as a reduction in occupancy and equipment expense. The total allocated cost of the portion of the buildings held for lease at December 31, 2012 and 2011 was $9,992,000 and $8,942,000, respectively, with related accumulated depreciation of $2,497,000 and $2,168,000, respectively.

The Company leases certain branch and corporate offices, land and ATM facilities through non-cancelable operating leases with terms that range from one to thirty years, with renewal options thereafter. Certain of the leases have escalation clauses and renewal options ranging from monthly renewal to 30 years. Total rent expense for the years ended December 31, 2012, 2011, and 2010 totaled $10,614,000, $9,803,000, and $7,108,000, respectively.

Minimum future annual rent commitments under these agreements for the indicated periods follow:

(Dollars in thousands)	Amount
Year ending December 31,
2013	$10,830
2014	9,535
2015	8,807
2016	7,601
2017	6,332
2018 and thereafter	39,671

Total	$82,776

Goodwill And Other Acquired Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill And Other Acquired Intangible Assets

NOTE 10 – GOODWILL AND OTHER ACQUIRED INTANGIBLE ASSETS

Goodwill

Changes to the carrying amount of goodwill for the years ended December 31, 2012 and 2011 are provided in the following table.

(Dollars in thousands)	Amount
Balance, December 31, 2010	$234,228
Goodwill acquired during the year	135,583

Balance, December 31, 2011	369,811
Goodwill acquired during the period	32,420
Goodwill adjustment to correct an immaterial error	(359)

Balance, December 31, 2012	$401,872

The goodwill acquired during the year ended December 31, 2011 was a result of the OMNI, Cameron, and Florida Trust Company acquisitions, and the goodwill acquired during the year ended December 31, 2012 was a result of the Florida Gulf acquisition discussed further in Note 4.

The goodwill adjustment in 2012 is a result of the Company’s revised goodwill recorded on its OMNI and Cameron acquisitions. The Company has recorded the adjustment to account for the impact of an immaterial error in accounting for its OMNI and Cameron acquisitions that resulted in a decrease in goodwill of $359,000. The Company revised its valuation of acquired deferred tax assets and property during the first quarter of 2012 as a result of information that existed at the acquisition date but was not available during the prior period. The error was identified in 2012 through the operation of the Company’s internal controls over financial reporting as it related to the Company’s acquisition accounting.

The Company performed the required annual impairment test of goodwill as of October 1, 2012. The Company’s annual impairment test did not indicate impairment at any of the Company’s reporting units as of the testing date, and subsequent to that date, management is not aware of any events or changes in circumstances since the impairment test that would indicate that goodwill might be impaired.

Prior to 2010, the Company recognized goodwill impairment of $9,681,000 at the Company’s LTC subsidiary based on a decrease in operating revenue and income, which resulted in the conclusion that the fair value of LTC may have been reduced below its carrying amount.

Title plant

The Company had title plant assets totaling $6,722,000 at December 31, 2012 and 2011, respectively. No events or changes in circumstances occurred during 2012 or 2011 to suggest the carrying value of the title plant was not recoverable.

Intangible assets subject to amortization

Definite-lived intangible assets had the following carrying values at December 31:

	2012			2011
(Dollars in thousands)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Core deposit intangibles	$45,406	$(26,284)	$19,122	$45,406	$(21,385)	$24,021
Customer relationship intangible asset	1,348	(410)	938	1,348	(160)	1,188

Total	$46,754	$(26,694)	$20,060	$46,754	$(21,545)	$25,209

The related amortization expense of purchase accounting intangible assets is as follows:

(Dollars in thousands)	Amount
Aggregate amortization expense for the year ended December 31:
2010	$4,935
2011	5,121
2012	5,150

Estimated amortization expense for the year ended December 31:
2013	$4,721
2014	4,346
2015	3,546
2016	3,177
2017	1,694
2018 and thereafter	2,576

Other Real Estate Owned	12 Months Ended
Dec. 31, 2012
Other Real Estate Owned

NOTE 11 – OTHER REAL ESTATE OWNED

Other real estate owned consists of the following at December 31:

(Dollars in thousands)	2012	2011
Real estate owned acquired by foreclosure	$110,864	$119,320
Real estate acquired for development or resale	9,199	5,722
Other foreclosed property	1,473	4

Total other real estate owned and foreclosed property	$121,536	$125,046

At December 31, 2012 and 2011, other real estate is segregated into covered and non-covered properties as follows:

(Dollars in thousands)
December 31, 2012	Non-covered properties	Covered properties	Total
Real estate owned acquired by foreclosure	$35,080	$75,784	$110,864
Real estate acquired for development or resale	9,199	—	9,199
Other foreclosed property	14	1,459	1,473

Total other real estate owned and foreclosed property	$44,293	$77,243	$121,536

(Dollars in thousands)
December 31, 2011	Non-covered properties	Covered properties	Total
Real estate owned acquired by foreclosure	$34,770	$84,550	$119,320
Real estate acquired for development or resale	5,722	—	5,722
Other foreclosed property	4	—	4

Total other real estate owned and foreclosed property	$40,496	$84,550	$125,046

Deposits	12 Months Ended
Dec. 31, 2012
Deposits

NOTE 12 – DEPOSITS

Deposits at December 31, 2012 and 2011 are summarized as follows:

(Dollars in thousands)	2012	2011
Negotiable order of withdrawal (NOW)	$4,490,914	$3,361,855
Money market deposits accounts (MMDA)	3,738,480	3,049,151
Savings deposits	364,703	332,351
Certificates of deposit and other time deposits	2,154,180	2,545,656

Total deposits	$10,748,277	$9,289,013

Total time deposits summarized by denomination at December 31, 2012 and 2011 are as follows:

(Dollars in thousands)	2012	2011
Time deposits less than $100,000	$1,007,665	$1,168,025
Time deposits greater than $100,000	1,146,515	1,377,631

Total certificates of deposit and other time deposits	$2,154,180	$2,545,656

A schedule of maturities of all certificates of deposit as of December 31, 2012 is as follows:

(Dollars in thousands)	Amount
Year ending December 31,
2013	$1,538,582
2014	284,154
2015	152,020
2016	114,232
2017	37,387
2018 and thereafter	27,805

Total certificates of deposit and other time deposits	$2,154,180

Short-Term Borrowings	12 Months Ended
Dec. 31, 2012
Short-Term Borrowings

NOTE 13 – SHORT-TERM BORROWINGS

Short-term borrowings at December 31, 2012 and 2011 are summarized as follows:

(Dollars in thousands)	2012	2011
Federal Home Loan Bank advances	$—	$192,000
Securities sold under agreements to repurchase	303,045	203,543

Total short-term borrowings	$303,045	$395,543

Securities sold under agreements to repurchase, which are classified as secured borrowings, generally mature daily. Securities sold under agreements to repurchase are reflected at the amount of cash received in connection with the transaction. The Company may be required to provide additional collateral based on the fair value of the underlying securities.

The short-term borrowings at December 31, 2011 consisted of one FHLB advance with a maturity of 2 days at a fixed interest rate of 0.140%.

Additional information on the Company’s short-term borrowings for the years indicated is as follows:

(Dollars in thousands)	2012	2011	2010
Outstanding at December 31st	$303,045	$395,543	$220,328
Maximum month-end outstanding balance	640,768	395,543	289,248
Average daily outstanding balance	284,201	220,146	216,116
Average rate during the year	0.22%	0.26%	0.38%
Average rate at year end	0.22%	0.27%	0.24%

Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long-Term Debt

NOTE 14 – LONG-TERM DEBT

Long-term debt at December 31, 2012 and 2011 is summarized as follows:

(Dollars in thousands)	2012	2011
Federal Home Loan Bank notes (IBERIABANK) at:
2.273 to 7.040% fixed	$233,812	$285,930

Notes payable - Investment fund contributions (IBERIABANK):
7 to 40 year term, 0.50 to 5.00% fixed	77,703	54,941

Junior subordinated debt (IBERIABANK Corporation):
Statutory Trust I, 3 month LIBOR(1) plus 3.25%	10,310	10,310
Statutory Trust II, 3 month LIBOR(1) plus 3.15%	10,310	10,310
Statutory Trust III, 3 month LIBOR(1) plus 2.00%	10,310	10,310
Statutory Trust IV, 3 month LIBOR(1) plus 1.60%	15,464	15,464
American Horizons Statutory Trust I, 3 month LIBOR(1) plus 3.15%	6,186	6,186
Statutory Trust V, 3 month LIBOR(1) plus 1.435%	10,310	10,310
Statutory Trust VI, 3 month LIBOR(1) plus 2.75%	12,372	12,372
Statutory Trust VII, 3 month LIBOR(1) plus 2.54%	13,403	13,403
Statutory Trust VIII, 3 month LIBOR(1) plus 3.50%	7,217	7,217
OMNI Trust I, 3 month LIBOR(1) plus 3.30%	8,248	8,248
OMNI Trust II, 3 month LIBOR(1) plus 2.79%	7,732	7,732

Total long-term debt	$423,377	$452,733

(1)	The interest rate on the Company’s long-term debt indexed to LIBOR is based on the 3-month LIBOR rate. At December 31, 2012, the 3-month LIBOR rate was 0.31%.

FHLB advance repayments are amortized over periods ranging from two to 30 years, and have a balloon feature at maturity. Advances are collateralized by a blanket pledge of eligible loans, subject to contractual adjustments which reduce the borrowing base, as well as a secondary pledge of FHLB stock and FHLB demand deposits. Total additional advances available from the FHLB at December 31, 2012 were $1,350,424,000 under the blanket floating lien and an additional $79,539,000 with a pledge of investment securities. The weighted average advance rate at December 31, 2012 was 4.31%.

The Company has various funding arrangements with commercial banks providing up to $130,000,000 in the form of federal funds and other lines of credit. At December 31, 2012, there were no balances outstanding on these lines and all of the funding was available to the Company.

Junior subordinated debt consists of a total of $111,862,000 in Junior Subordinated Deferrable Interest Debentures of the Company issued to statutory trusts that were funded by the issuance of floating rate capital securities of the trusts. Issuances of $10,310,000 each were completed in November 2002, June 2003, September 2004, and June 2007 and an issuance of $15,464,000 was completed in October 2006. The issue of $6,186,000 completed in March 2003 was assumed in the American Horizons acquisition. The Company issued $25,775,000 in November 2007 and $7,217,000 in March 2008 to provide funding for various business activities, primarily loan growth. Issuances of $8,248,000 and $7,732,000 were assumed in the OMNI acquisition during 2011.

The term of the securities is 30 years, and they are callable at par by the Company anytime after 5 years. Interest is payable quarterly and may be deferred at any time at the election of the Company for up to 20 consecutive quarterly periods. During a deferral period, the Company is subject to certain restrictions, including being prohibited from declaring and paying dividends to its common shareholders.

The debentures qualify as Tier 1 Capital and the capital note qualifies as Tier 2 capital for regulatory purposes.

Advances and long-term debt at December 31, 2012 have maturities or call dates in future years as follows:

(Dollars in thousands)	Amount
Year ending December 31,
2013	$30,914
2014	111,329
2015	1,220
2016	26,276
2017	50,567
2018 and thereafter	203,071

Total	$423,377

Derivative Instruments And Other Hedging Activities	12 Months Ended
Dec. 31, 2012
Derivative Instruments And Other Hedging Activities

NOTE 15 – DERIVATIVE INSTRUMENTS AND OTHER HEDGING ACTIVITIES

At December 31, 2012 and 2011, the information pertaining to outstanding derivative instruments is as follows.

(Dollars in thousands)	Balance Sheet Location	Asset Derivatives Fair Value		Balance Sheet Location	Liability Derivatives Fair Value
		2012	2011		2012	2011
Derivatives designated as hedging instruments under ASC Topic 815
Interest rate contracts	Other assets	$499	$71	Other liabilities	$1,843	$3,010

Total derivatives designated as hedging instruments under ASC Topic 815		$499	$71		$1,843	$3,010

Derivatives not designated as hedging instruments under ASC Topic 815
Interest rate contracts	Other assets	$25,940	$25,391	Other liabilities	$25,940	$25,391
Forward sales contracts	Other assets	2,774	—	Other liabilities	343	—
Written and purchased options	Other assets	12,906	7,564	Other liabilities	8,764	6,609

Total derivatives not designated as hedging instruments under ASC Topic 815		$41,620	$32,955		$35,047	$32,000

(Dollars in thousands)	Asset Derivatives Notional Amount		Liability Derivatives Notional Amount
	2012	2011	2012	2011
Derivatives designated as hedging instruments under ASC Topic 815
Interest rate contracts	$35,000	$10,000	$35,000	$60,000

Total derivatives designated as hedging instruments under ASC Topic 815	$35,000	$10,000	$35,000	$60,000

Derivatives not designated as hedging instruments under ASC Topic 815
Interest rate contracts	$374,536	$293,794	$374,536	$293,794
Forward sales contracts	212,028	—	53,269	—
Written and purchased options	388,793	158,164	185,885	158,164

Total derivatives not designated as hedging instruments under ASC Topic 815	$975,357	$451,958	$613,690	$451,958

At December 31, 2012 and 2011, the Company was required to post $2,650,000 and $1,210,000 in cash as collateral for its derivative transactions, which is included in interest-bearing deposits in banks on the Company’s consolidated balance sheets. The Company does not anticipate additional assets will be required to be posted as collateral, nor does it believe additional assets would be required to settle its derivative instruments immediately if contingent features were triggered at December 31, 2012. As permitted by generally-accepted accounting principles, the Company does not offset fair value amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral against recognized fair value amounts of derivatives executed with the same counterparty under a master netting agreement.

During the years ended December 31, 2012 and 2011, the Company has not reclassified into earnings any gain or loss as a result of the discontinuance of cash flow hedges because it was probable the original forecasted transaction would not occur by the end of the originally specified term.

At December 31, 2012, the fair value of derivatives that will mature within the next twelve months is $788,000. The Company does not expect to reclassify any amount from accumulated other comprehensive income into interest income over the next twelve months for derivatives that will be settled.

At December 31, 2012 and 2011, and for the years then ended, the information pertaining to the effect of the hedging instruments on the consolidated financial statements is as follows.

(Dollars in thousands)	Amount of Gain (Loss) Recognized in OCI, net of taxes (Effective Portion)		Location of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		Location of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
Derivatives in ASC Topic 815 Cash Flow Hedging Relationships	2012	2011		2012	2011		2012	2011
Interest rate contracts	$(874)	$(1,911)	Other income (expense)	$(1,618)	$(1,723)	Other income (expense)	$—	$—

Total	$(874)	$(1,911)		$(1,618)	$(1,723)		$—	$—

(Dollars in thousands)	Location of Gain (Loss) Recognized in Income on Derivatives	Amount of Gain (Loss) Recognized in Income on Derivatives
Derivatives Not Designated as Hedging Instruments under ASC Topic 815		2012	2011
Interest rate contracts	Other income (expense)	$(1)	$(2)
Forward sales contracts	Mortgage income	2,431	—
Written and purchased options	Mortgage income	7,119	937

Total		$9,549	$935

At December 31, 2012 and 2011, additional information pertaining to outstanding interest rate swap agreements is as follows:

(Dollars in thousands)	2012	2011
Weighted average pay rate	3.3%	3.8%
Weighted average receive rate	0.3%	0.3%
Weighted average maturity in years	7.1	6.8
Unrealized gain (loss) relating to interest rate swaps	$(1,344)	$(2,939)

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

NOTE 16 – INCOME TAXES

The provision for income tax expense consists of the following for the years ended December 31:

(Dollars in thousands)	2012	2011	2010
Current expense	$44,125	$33,116	$28,562
Deferred benefit	(7,527)	(11,750)	(3,607)
Tax credits	(8,756)	(6,734)	(6,214)
Tax benefits attributable to items charged to equity and goodwill	654	2,349	1,250

Total income tax expense	$28,496	$16,981	$19,991

There was a balance receivable of $7,830,000 and $21,580,000 for federal and state income taxes at December 31, 2012 and 2011, respectively. The provision for federal income taxes differs from the amount computed by applying the federal income tax statutory rate of 35 percent on income from operations as indicated in the following analysis for the years ended December 31:

(Dollars in thousands)	2012	2011	2010

Federal tax based on statutory rate	$36,712	$24,682	$24,086
Increase (decrease) resulting from:
Effect of tax-exempt income	(7,558)	(6,633)	(5,935)
Interest and other nondeductible expenses	1,847	1,487	1,295
State taxes	4,938	3,034	3,615
Tax credits	(8,756)	(6,734)	(6,214)
Other	1,313	1,145	3,144

Total income tax expense	$28,496	$16,981	$19,991

Effective rate	27.2%	24.1%	29.1%

The net deferred tax liability at December 31, 2012 and 2011 is as follows:

(Dollars in thousands)	2012	2011

Deferred tax asset:
Allowance for credit losses	$78,817	$56,684
Discount on purchased loans	158	153
Deferred compensation	5,193	1,727
Investments acquired	—	395
Unrealized loss on cash flow hedges	471	1,029
Other	38,886	25,381

Subtotal	123,525	85,369

Deferred tax liability:
Basis difference in acquired assets	(82,605)	(63,140)
FHLB stock	(19)	(111)
Premises and equipment	(13,050)	(15,580)
Acquisition intangibles	(11,267)	(7,310)
Deferred loan costs	(3,405)	(1,732)
Unrealized gain on investments classified as available for sale	(13,650)	(14,197)
Investments acquired	(224)	—
Swap gain	(2)	—
Other	(14,300)	(11,584)

Subtotal	(138,522)	(113,654)

Deferred tax liability, net	$(14,997)	$(28,285)

Retained earnings at December 31, 2012 and 2011 included approximately $21,864,000 accumulated prior to January 1, 1987 for which no provision for federal income taxes has been made. If this portion of retained earnings is used in the future for any purpose other than to absorb bad debts, it will be added to future taxable income.

The Company does not believe it has any unrecognized tax benefits included in its consolidated financial statements. The Company has not had any settlements in the current period with taxing authorities, nor has it recognized tax benefits as a result of a lapse of the applicable statute of limitations.

During the years ended December 31, 2012, 2011, and 2010, the Company did not recognize any interest or penalties in its consolidated financial statements, nor has it recorded an accrued liability for interest or penalty payments.

Shareholders' Equity And Other Comprehensive Income	12 Months Ended
Dec. 31, 2012
Shareholders' Equity And Other Comprehensive Income

NOTE 17 – SHAREHOLDERS’ EQUITY AND OTHER COMPREHENSIVE INCOME

Other Comprehensive income

The following is a summary of the tax effects of each component of other comprehensive income for the years ended December 31 for the periods indicated:

	2012
(Dollars in thousands)	Before-Tax Amount	Tax (Expense) Benefit	Net-of-Tax Amount

Unrealized gain on securities:
Unrealized holding losses arising during the period	$2,174	$(761)	$1,413
Other-than-temporary impairment realized in net income	—	—	—
Less: reclassification adjustment for gains included in net income	(3,739)	1,308	(2,431)

Net unrealized losses	(1,565)	547	(1,018)

Fair value of derivative instruments designated as cash flow hedges
Change in fair value of derivative instruments designated as cash flow hedges during the period	$(22)	$8	$(14)
Less: reclassification adjustment for losses included in net income	1,618	(566)	1,052

Fair value of derivative instruments designated as cash flow hedges	1,596	(558)	1,038

Total other comprehensive income	$31	$(11)	$20

	2011
(Dollars in thousands)	Before-Tax Amount	Tax (Expense) Benefit	Net-of-Tax Amount

Unrealized gain on securities:
Unrealized holding gains arising during the period	$36,328	$(12,714)	$23,613
Other-than-temporary impairment realized in net income	(509)	178	(331)
Less: reclassification adjustment for gains included in net income	(3,422)	1,198	(2,224)

Net unrealized gains	32,397	(11,339)	21,058

Fair value of derivative instruments designated as cash flow hedges
Change in fair value of derivative instruments designated as cash flow hedges during the period	$(19,078)	$6,677	$(12,401)
Less: reclassification adjustment for losses (gains) included in net income	1,723	(603)	1,120

Fair value of derivative instruments designated as cash flow hedges	(17,355)	6,074	(11,281)

Total other comprehensive income	$15,042	$(5,265)	$9,777

	2010
(Dollars in thousands)	Before-Tax Amount	Tax (Expense) Benefit	Net-of-Tax Amount

Unrealized gain on securities:
Unrealized holding losses arising during the period	$(2,103)	$736	$(1,367)
Other-than-temporary impairment realized in net income	(517)	180	(337)
Less: reclassification adjustment for gains included in net income	(5,172)	1,810	(3,362)

Net unrealized losses	(7,792)	2,726	(5,066)

Fair value of derivative instruments designated as cash flow hedges
Change in fair value of derivative instruments designated as cash flow hedges during the period	$(5,751)	$2,013	$(3,738)
Less: reclassification adjustment for losses (gains) included in net income	1,643	(575)	1,068

Fair value of derivative instruments designated as cash flow hedges	(4,108)	1,438	(2,670)

Total other comprehensive income	$(11,900)	$4,164	$(7,736)

Treasury share repurchases

Share repurchases may be made from time to time, on the open market or in privately negotiated transactions. Such repurchases are authorized by the Board of Directors through a share repurchase program and are executed at the discretion of the management of the Company. The approved share repurchase program does not obligate the Company to repurchase any dollar amount or number of shares, and the program may be extended, modified, suspended, or discontinued at any time. Stock repurchases generally are affected through open market purchases, and may be made through unsolicited negotiated transactions. The timing of these repurchases will depend on market conditions and other requirements.

In October 2011, the Board of Directors authorized the repurchase of up to 900,000 shares of common stock. The following table details these purchases during 2012 and is based on the settlement date of the transactions. The average price paid per share includes commissions paid. No shares were repurchased during the months not presented in the table.

Period	Total Number of Shares Purchased	Average Price Paid Per Share	Total Number of Shares Purchased as Part of Publicly Announced Plan	Maximum Number of Shares Available for Purchase Pursuant to Publicly Announced Plan

June 1-30	48,188	$47.93	48,188	851,812
August 1-31	748,488	47.38	796,676	103,324
September 1-30	56,632	46.97	853,308	46,692

Total	853,308	$47.38	853,308	46,692

Capital Requirements And Other Regulatory Matters	12 Months Ended
Dec. 31, 2012
Capital Requirements And Other Regulatory Matters

NOTE 18 – CAPITAL REQUIREMENTS AND OTHER REGULATORY MATTERS

The Company and IBERIABANK are subject to various regulatory capital requirements administered by the federal and state banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and IBERIABANK must meet specific capital guidelines that involve quantitative measures of their assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors. Prompt corrective action provisions are not applicable to bank holding companies.

Quantitative measures established by regulation to ensure capital adequacy require the Company and IBERIABANK to maintain minimum amounts and ratios of total and Tier 1 capital to risk-weighted assets and of Tier 1 capital to average assets. Management believes, as of December 31, 2012 and 2011, that the Company and IBERIABANK met all capital adequacy requirements to which they are subject.

As of December 31, 2012, the most recent notification from the Federal Deposit Insurance Corporation categorized IBERIABANK as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, an institution must maintain minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the following table. There are no conditions or events since the notification that management believes have changed either entity’s category. The Company’s and IBERIABANK’s actual capital amounts and ratios as of December 31, 2012 and 2011 are presented in the following table.

	Actual		Minimum		Well Capitalized
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount		Ratio
December 31, 2012
Tier 1 leverage capital:
IBERIABANK Corporation	$1,185,144	9.70%	$488,803	4.00%		N/A	N/A	%
IBERIABANK	1,041,540	8.57	486,307	4.00		607,884	5.00

Tier 1 risk-based capital:
IBERIABANK Corporation	1,185,144	12.92	366,792	4.00		N/A	N/A
IBERIABANK	1,041,540	11.41	365,230	4.00		547,845	6.00

Total risk-based capital:
IBERIABANK Corporation	1,301,498	14.19	733,583	8.00		N/A	N/A
IBERIABANK	1,157,412	12.68	730,461	8.00		913,076	10.00

December 31, 2011
Tier 1 leverage capital:
IBERIABANK Corporation	$1,164,801	10.45%	$445,905	4.00%	$	N/A	N/A	%
IBERIABANK	997,277	9.00	443,165	4.00		553,956	5.00

Tier 1 risk-based capital:
IBERIABANK Corporation	1,164,801	14.94	311,908	4.00		N/A	N/A
IBERIABANK	997,277	12.88	309,802	4.00		464,703	6.00

Total risk-based capital:
IBERIABANK Corporation	1,263,496	16.20	623,816	8.00		N/A	N/A
IBERIABANK	1,095,322	14.14	619,604	8.00		774,505	10.00

In June 2012, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) approved three related notices of proposed rulemaking (the “NPRs”) relating to implementation of minimum capital requirements and a capital conservation buffer reflecting requirements of the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) and the Basel III international capital standards. The three NPRs are expected to be published jointly by the Federal Reserve, the FDIC, and the Office of the Comptroller of Currency after each agency has completed its approval process. If approved as proposed, the NPRs would be effective over a phased-in period from 2013 to 2019. The Company is in the process of evaluating the impact of the proposed rules on the Company and IBERIABANK.

Share-Based Compensation	12 Months Ended
Dec. 31, 2012
Share-Based Compensation

NOTE 19 – SHARE-BASED COMPENSATION

The Company has various types of share-based compensation plans. These plans are administered by the Compensation Committee of the Board of Directors, which selects persons eligible to receive awards and determines the number of shares and/or options subject to each award, the terms, conditions and other provisions of the awards. During the years ended December 31, 2012, 2011, and 2010, the Company did not have any equity awards that were settled in cash.

Stock option plans

The Company issues stock options under various plans to directors, officers and other key employees. The option exercise price cannot be less than the fair value of the underlying common stock as of the date of the option grant and the maximum option term cannot exceed ten years. The stock options granted were issued with vesting periods ranging from one-and-a half to seven years. At December 31, 2012, future option or restricted stock awards of 688,943 shares could be made under approved incentive compensation plans.

The following table represents the compensation expense that is included in salaries and employee benefits expense and related income tax benefits in the accompanying consolidated statements of comprehensive income related to stock options for the years indicated below.

(Dollars in thousands, except per share data)	2012	2011	2010
Compensation expense related to stock options	$1,873	$1,343	$1,301
Income tax benefit related to stock options	656	470	455
Impact on basic earnings per share	0.04	0.03	0.03
Impact on diluted earnings per share	0.04	0.03	0.03

The Company reported $1,221,000, $1,454,000 and $637,000 of excess tax benefits as financing cash inflows during the years ended December 31, 2012, 2011, and 2010, respectively, related to the exercise and vesting of stock options. Net cash proceeds from the exercise of stock options were $2,813,000, $6,807,000 and $1,631,000 for the years ended December 31, 2012, 2011, and 2010, respectively.

The Company uses the Black-Scholes option pricing model to estimate the fair value of share-based awards. The following weighted-average assumptions were used for option awards granted during the years ended December 31st of the periods indicated:

	2012	2011	2010
Expected dividends	2.7%	2.4%	2.3%
Expected volatility	40.1%	35.5%	39.3%
Risk-free interest rate	0.8%	1.5%	2.3%
Expected term (in years)	5.0	4.0	5.0
Weighted-average grant-date fair value	$14.50	$12.83	$18.11

The assumptions above are based on multiple factors, including historical stock option exercise patterns and post-vesting employment termination behaviors, expected future exercise patterns and the expected volatility of the Company’s stock price.

At December 31, 2012, there was $5,174,000 of unrecognized compensation cost related to stock options which is expected to be recognized over a weighted-average period of 4.7 years.

The following table represents the activity related to stock options during the periods indicated.

	Number of shares	Weighted average exercise price	Weighted average remaining contract life
Outstanding options, December 31, 2009	1,259,874	$43.05
Granted	120,866	59.67
Exercised	(69,057)	23.62
Forfeited or expired	(10,144)	56.57

Outstanding options, December 31, 2010	1,301,539	$45.52
Granted	55,121	55.15
Issued in connection with acquisition	41,975	72.35
Exercised	(264,647)	30.99
Forfeited or expired	(36,368)	57.51

Outstanding options, December 31, 2011	1,097,620	$50.14
Granted	230,665	51.69
Issued in connection with acquisition	32,863	41.30
Exercised	(92,092)	30.43
Forfeited or expired	(32,981)	56.79

Outstanding options, December 31, 2012	1,236,075	$51.48	4.7 Years

Outstanding exercisable at December 31, 2010	938,532	$41.12

Outstanding exercisable at December 31, 2011	789,952	$47.64

Outstanding exercisable at December 31, 2012	792,444	$50.05	3.0 Years

The following table presents weighted average remaining life as of December 31, 2012 for options outstanding within the stated exercise prices:

	Options Outstanding			Options Exercisable
Exercise Price Range Per Share	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life	Number of Options	Weighted Average Exercise Price
$26.82 to $45.58	207,728	$38.74	1.5 years	205,871	$38.71
$45.59 to $48.35	202,608	46.85	2.4 years	188,217	46.85
$48.36 to $51.69	188,368	50.13	6.0 years	81,276	49.08
$51.70 to $55.42	212,953	53.22	8.2 years	51,946	54.43
$55.43 to $58.34	209,705	56.97	4.9 years	130,710	57.28
$58.35 to $111.71	214,713	62.30	5.4 years	134,424	63.74

Total options	1,236,075	$51.48	4.7 years	792,444	$50.05

At December 31, 2012, the aggregate intrinsic value of shares underlying outstanding stock options and underlying exercisable stock options was $2,647,000 and $2,600,000. Total intrinsic value of options exercised was $1,765,000, $6,783,000 and $2,314,000 for the years ended December 31, 2012, 2011, and 2010, respectively.

Restricted stock plans

The Company issues restricted stock under various plans for certain officers and directors. A supplemental stock benefit plan adopted in 1999 and the 2001, 2005, 2008, and 2010 Incentive Plans allow grants of restricted stock. The plans allow for the issuance of restricted stock awards that may not be sold or otherwise transferred until certain restrictions have lapsed. The holders of the restricted stock receive dividends and have the right to vote the shares. The fair value of the restricted stock shares awarded under these plans is recorded as unearned share-based compensation, a contra-equity account. The unearned compensation related to these awards is amortized to compensation expense over the vesting period (generally three to seven years). The total share-based compensation expense for these awards is determined based on the market price of the Company’s common stock at the date of grant applied to the total number of shares granted and is amortized over the vesting period. As of December 31, 2012, unearned share-based compensation associated with these awards totaled $22,421,000.

The following table represents the compensation expense that was included in salaries and employee benefits expense in the accompanying consolidated statements of income related to restricted stock grants for the years ended December 31:

(Dollars in thousands)	2012	2011	2010
Compensation expense related to restricted stock	$7,582	$6,784	$6,187

The following table represents unvested restricted stock award activity for the years ended December 31:

	2012	2011	2010
Balance, beginning of year	512,112	539,195	550,518
Granted	176,669	139,509	122,123
Forfeited	(13,164)	(35,823)	(8,933)
Earned and issued	(137,415)	(130,769)	(124,513)

Balance, end of year	538,202	512,112	539,195

Phantom stock awards

As part of the 2008 Incentive Compensation Plan and 2009 Phantom Stock Plan, the Company issues phantom stock awards to certain key officers and employees. The award is subject to a vesting period of five to seven years and is paid out in cash upon vesting. The amount paid per vesting period is calculated as the number of vested “share equivalents” multiplied by the closing market price of a share of the Company’s common stock on the vesting date. Share equivalents are calculated on the date of grant as the total award’s dollar value divided by the closing market price of a share of the Company’s common stock on the grant date. Award recipients are also entitled to a “dividend equivalent” on each unvested share equivalent held by the award recipient. A dividend equivalent is a dollar amount equal to the cash dividends that the participant would have been entitled to receive if the participant’s share equivalents were issued in shares of common stock. Dividend equivalents will be deemed to be reinvested as share equivalents that will vest and be paid out on the same date as the underlying share equivalents on which the dividend equivalents were paid. The number of share equivalents acquired with a dividend equivalent is determined by dividing the aggregate of dividend equivalents paid on the unvested share equivalents by the closing price of a share of the Company’s common stock on the dividend payment date.

The following table represents phantom stock award activity during the periods indicated. During the years ended December 31, 2012, 2011, and 2010, the Company recorded $2,185,000, $1,368,000 and $381,000, respectively, in compensation expense based on the number of share equivalents vested at the end of the period and the current market price of the Company’s stock.

	Number of share equivalents	Dividend equivalents	Total share equivalents	Value of share equivalents(1)
Balance, December 31, 2009	67,361	1,886	69,247	3,726,000
Granted	58,124	2,847	60,971	3,605,000
Forfeited share equivalents	(1,250)	(9)	(1,259)	74,000
Vested share equivalents	(5,041)	(983)	(6,024)	356,000

Balance, December 31, 2010	119,194	3,741	122,935	$7,269,000
Granted	131,099	6,152	137,251	6,766,000
Forfeited share equivalents	(5,917)	(179)	(6,096)	301,000
Vested share equivalents	(11,455)	(772)	(12,227)	622,000

Balance, December 31, 2011	232,921	8,942	241,863	$11,924,000
Granted	119,038	9,152	128,190	6,297,000
Forfeited share equivalents	(10,949)	(367)	(11,316)	556,000
Vested share equivalents	(22,281)	(1,692)	(23,973)	1,180,000

Balance, December 31, 2012	318,729	16,035	334,764	$16,444,000

(1)	Except for vested share payments, which are based on the cash paid at the time of vesting, the value of share equivalents is calculated based on the market price of the Company’s stock at the end of the respective periods. The market price of the Company’s stock was $49.12, $49.30, and $59.13 on December 31, 2012, 2011, and 2010, respectively.

401(k) profit sharing plan

The Company has a 401(k) Profit Sharing Plan covering substantially all of its employees. Annual employer contributions to the plan are set by the Board of Directors. The Company made contributions of $1,299,000, $1,177,000, and $739,000 for the years ended December 31, 2012, 2011, and 2010, respectively. The Plan provides, among other things, that participants in the Plan be able to direct the investment of their account balances within the Profit Sharing Plan into alternative investment funds. Participant deferrals under the salary reduction election may be matched by the employer based on a percentage to be determined annually by the employer.

Commitments And Contingencies	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies

NOTE 20 – COMMITMENTS AND CONTINGENCIES

Off-balance sheet commitments

The Company is a party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit and standby letters of credit. Such commitments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the consolidated balance sheets. The same credit policies are used in these commitments as for on-balance sheet instruments. The Company’s exposure to credit loss in the event of nonperformance by the other parties is represented by the contractual amount of the financial instruments. At December 31, 2012, the fair value of guarantees under commercial and standby letters of credit was $622,000. This amount represents the unamortized fee associated with these guarantees and is included in the consolidated balance sheet of the Company. This fair value will decrease over time as the existing commercial and standby letters of credit approach their expiration dates.

At December 31, 2012 and 2011, the Company had the following financial instruments outstanding, whose contract amounts represent credit risk:

	Contract Amount
(Dollars in thousands)	2012	2011
Commitments to grant loans	$192,295	$243,458
Unfunded commitments under lines of credit	2,372,971	1,773,601
Commercial and standby letters of credit	62,207	49,530

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to be drawn upon, the total commitment amounts generally represent future cash requirements. The Company evaluates each customer’s creditworthiness on a case-by-case basis. The amount of collateral, if deemed necessary by the Company upon extension of credit, is based on management’s credit evaluation of the counterparty.

Unfunded commitments under commercial lines-of-credit, revolving credit lines and overdraft protection agreements are commitments for possible future extensions of credit to existing customers. Many of these types of commitments do not contain a specified maturity date and may not be drawn upon to the total extent to which the Company is committed.

Commercial and standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. These guarantees are primarily issued to support public and private borrowing arrangements, including commercial paper issuance, bond financing, and similar transactions. The credit risk involved in issuing letters or credit is essentially the same as that involved in extending loan facilities to customers and as such, are collateralized when necessary, generally in the form of marketable securities and cash equivalents.

Legal proceedings

The nature of the business of the Company’s banking and other subsidiaries ordinarily results in a certain amount of claims, litigation, investigations and legal and administrative cases and proceedings, all of which are considered incidental to the normal conduct of business. Some of these claims are against entities or assets of which the Company is a successor or acquired in business acquisitions, and certain of these claims will be covered by loss sharing agreements with the FDIC. The Company has asserted defenses to these litigation claims and, with respect to such legal proceedings, intends to continue to defend itself vigorously, litigating or settling cases according to management’s judgment as to what is in the best interest of the Company and its shareholders.

The Company assesses its liabilities and contingencies in connection with outstanding legal proceedings utilizing the latest information available. Where it is probable that the Company will incur a loss and the amount of the loss can be reasonably estimated, the Company records a liability in its consolidated financial statements. These legal reserves may be increased or decreased to reflect any relevant developments on a quarterly basis. Where a loss is not probable or the amount of loss is not estimable, the Company does not accrue legal reserves. While the outcome of legal proceedings is inherently uncertain, based on information currently available, advice of counsel and available insurance coverage, the Company’s management believes that it has established appropriate legal reserves. Any liabilities arising from pending legal proceedings are not expected to have a material adverse effect on the Company’s consolidated financial position, consolidated results of operations or consolidated cash flows. However, in the event of unexpected future developments, it is possible that the ultimate resolution of these matters, if unfavorable, may be material to the Company’s consolidated financial position, consolidated results of operations or consolidated cash flows.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions

NOTE 21 – RELATED PARTY TRANSACTIONS

In the ordinary course of business, the Company has granted loans to executive officers and directors and their affiliates amounting to $750,000 and $1,381,000 at December 31, 2012 and 2011, respectively. During the years ended December 31, 2012, 2011, and 2010, total principal additions were $252,000, $931,000, and $67,000, respectively. Total principal payments were $883,000, $317,000, and $444,000 for the years ended December 31, 2012, 2011, and 2010, respectively. Unfunded commitments to executive officers and directors and their affiliates totaled $390,000 and $131,000 at December 31, 2012 and 2011, respectively. None of the related party loans were classified as nonaccrual, past due, restructured or potential problem loans at December 31, 2012 or 2011.

Deposits from related parties held by the Company through IBERIABANK at December 31, 2012 and 2011 amounted to $6,155,000 and $5,070,000, respectively.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements

NOTE 22 – FAIR VALUE MEASUREMENTS

The Company has segregated all financial assets and liabilities that are measured at fair value on a recurring basis into the most appropriate level within the fair value hierarchy based on the inputs used to estimate the fair value at the measurement date in the tables below.

(Dollars in thousands)		Fair Value Measurements Using
Recurring Basis	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description
Assets
Available-for-sale securities	$1,745,004	$—	$1,745,004	$—
Derivative instruments	42,119	—	42,119	—

Total	$1,787,123	$—	$1,787,123	$—

Liabilities
Derivative instruments	36,890	—	36,890	—

Total	$36,890	$—	$36,890	$—

(Dollars in thousands)		Fair Value Measurements Using
Recurring Basis	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description
Assets
Available-for-sale securities	$1,805,205	$—	$1,804,120	$1,085
Derivative instruments	33,026	—	33,026	—

Total	$1,838,231	$—	$1,837,146	$1,085

Liabilities
Derivative instruments	35,010	—	35,010	—

Total	$35,010	$—	$35,010	$—

During 2012, available for sale securities with a market value of $1,085,000 at December 31, 2011 were transferred into the Level 2 fair value measurement category in the table above from the Level 3 category as disclosed at December 31, 2011. The security was issued by a municipal entity and was included in the Level 3 category at December 31, 2011 because their fair value was based on management’s estimate of the security’s fair value after recording an other-than-temporary impairment during the year ended December 31, 2011. At December 31, 2012, the fair value of this security was based on a trade price for similar assets, namely a similar security.

Gains and losses (realized and unrealized) included in earnings (or changes in net assets) during 2012 related to assets and liabilities measured at fair value on a recurring basis are reported in noninterest income or other comprehensive income as follows:

(Dollars in thousands)	Noninterest income	Other comprehensive income
Total gains (losses) included in earnings (or changes in net assets)	$11,670	$—

Change in unrealized gains (losses) relating to assets still held at December 31, 2012	—	20

The Company has segregated all financial assets and liabilities that are measured at fair value on a nonrecurring basis into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value at the measurement date in the tables below.

(Dollars in thousands)		Fair Value Measurements Using
Nonrecurring Basis	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description
Assets
Loans	$6,388	$—	$6,388	$—
Mortgage loans held for sale	32,753	—	32,753	—
OREO	20,427	—	20,427	—

Total	$59,568	$—	$59,568	$—

(Dollars in thousands)		Fair Value Measurements Using
Nonrecurring Basis	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description
Assets
Loans	$2,346	$—	$2,346	$—
OREO	14,930	—	14,930	—

Total	$17,276	$—	$17,276	$—

The tables above exclude the initial measurement of assets and liabilities that were acquired as part of the Florida Gulf, OMNI, Cameron, and Florida Trust Company acquisitions completed in 2012 and 2011. These assets and liabilities were recorded at their fair value upon acquisition in accordance with generally-accepted accounting principles and were not re-measured during the periods presented unless specifically required by generally accepted accounting principles. Acquisition date fair values represent either Level 2 fair value measurements (investment securities, OREO, property, equipment, and debt) or Level 3 fair value measurements (loans, deposits and core deposit intangible asset).

In accordance with the provisions of ASC Topic 310, the Company records loans considered impaired at their estimated fair value. A loan is considered impaired if it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Fair value is measured at the estimated fair value of the collateral for collateral-dependent loans. Impaired non-covered loans with an outstanding balance of $7,269,000 were recorded at their fair value at December 31, 2012. These loans include a reserve of $880,000 included in the Company’s allowance for credit losses at December 31, 2012. Impaired non-covered loans with an outstanding balance of $4,532,000 were recorded at their fair value at December 31, 2011. These loans include a reserve of $2,186,000 included in the Company’s allowance for credit losses at December 31, 2011.

During the second quarter of 2012, the Company announced plans to close ten branches during the third and fourth quarters of 2012 as part of its business strategy. The Company has notified customers of these branches and has received the required regulatory approvals to proceed with closure. Seven of the branches are located in Florida, two in Louisiana, and one in Arkansas. Five of these branches are owned by the Company, and five of the branches are leased under operating lease agreements. The five branches owned by the Company had a book value of $7,778,000 at the time of the announcement. The Company reviewed the carrying amount of the owned properties and concluded it exceeded the fair value of these branches at that date. As a result, the Company recorded an impairment loss in other noninterest expense of $2,743,000 in its consolidated statement of comprehensive income for year ended December 31, 2012. After the impairment loss, the carrying value of the branches was $4,214,000 and is included in other real estate owned (as real estate acquired for development or resale), a component of other assets on the consolidated balance sheet.

Fair value of the branches was based on a third-party broker opinion of value using both a comparable sales and cash flow approach. The Company did not modify the third-party pricing information for unobservable inputs.

The Company did not record any liabilities at fair value for which measurement of the fair value was made on a nonrecurring basis during the years ended December 31, 2012 and 2011.

The Company may elect the fair value option, which permits the Company to choose to measure eligible financial assets and liabilities at fair value at specified election dates and recognize prospective changes in unrealized gains and losses on items for which the fair value option has been elected in earnings at each reporting date. The Company has currently chosen not to elect the fair value option for any items that are not already required to be measured at fair value in accordance with generally accepted accounting principles, and as such has not included any gains or losses in earnings for years ended December 31, 2012 and 2011.

Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Value Of Financial Instruments

NOTE 23 – FAIR VALUE OF FINANCIAL INSTRUMENTS

The estimated fair value of a financial instrument is the current amount that would be exchanged between willing parties, other than in a forced liquidation. Fair value is best determined based upon quoted market prices. However, in many instances, there are no quoted market prices for the Company’s various financial instruments. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accordingly, the fair value estimates may not be realized in an immediate settlement of the instrument. ASC Topic 825 excludes certain financial instruments and all non-financial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented may not necessarily represent the underlying fair value of the Company.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

Cash and cash equivalents

The carrying amounts of cash and cash equivalents approximate their fair value.

Investment securities

Securities are classified within Level 1 where quoted market prices are available in an active market. If quoted market prices are unavailable, fair value is estimated using pricing models or quoted prices of securities with similar characteristics, at which point the securities would be classified within Level 2 of the hierarchy. Inputs include securities that have quoted prices in active markets for identical assets.

Loans

The fair values of non-covered mortgage loans receivable are estimated based on present values using entry-value rates (the interest rate that would be charged for a similar loan to a borrower with similar risk at the indicated balance sheet date) at December 31, 2012 and 2011, weighted for varying maturity dates. Other non-covered loans receivable are valued based on present values using entry-value interest rates at December 31, 2012 and 2011 applicable to each category of loans, which would be classified within Level 3 of the hierarchy. Fair values of mortgage loans held for sale are based on commitments on hand from investors or prevailing market prices. Covered loans are measured using projections of expected cash flows, exclusive of the shared-loss agreements with the FDIC. Fair value of the covered loans included in the table below reflects the current fair value of these loans, which is based on an updated estimate of the projected cash flow as of the dates indicated. The fair value associated with the loans include estimates related to expected prepayments and the amount and timing of undiscounted expected principal, interest and other cash flows, which also would be classified within Level 3 of the hierarchy.

Accrued Interest Receivable and Accrued Interest Payable: The carrying amount of accrued interest approximates fair value because of the short maturity of these financial instruments.

FDIC Loss Share Receivable: The fair value is determined using projected cash flows from loss sharing agreements based on expected reimbursements for losses at the applicable loss sharing percentages based on the terms of the loss share agreements. Cash flows are discounted to reflect the timing and receipt of the loss sharing reimbursements from the FDIC. The fair value of the Company’s FDIC loss share receivable would be categorized within Level 3 of the hierarchy.

Deposits

The fair values of NOW accounts, money market deposits and savings accounts are the amounts payable on demand at the reporting date. Certificates of deposit were valued using a discounted cash flow model based on the weighted-average rate at December 31, 2012 and 2011 for deposits of similar remaining maturities. The fair value of the Company’s deposits would therefore be categorized within Level 3 of the fair value hierarchy.

Short-term borrowings

The carrying amounts of short-term borrowings maturing within ninety days approximate their fair values.

Long-term debt

The fair values of long-term debt are estimated using discounted cash flow analyses based on the Company’s current incremental borrowing rates for similar types of borrowing arrangements. The fair value of the Company’s long-term debt would therefore be categorized within Level 3 of the fair value hierarchy.

Derivative instruments

Fair values for interest rate swap agreements are based upon the amounts required to settle the contracts. Fair values of the derivative instruments are estimated using prices of financial instruments with similar characteristics, and thus the instruments are classified within Level 2 of the fair value hierarchy.

Off-balance sheet items

The Company has outstanding commitments to extend credit and standby letters of credit. These off-balance sheet financial instruments are generally exercisable at the market rate prevailing at the date the underlying transaction will be completed. At December 31, 2012 and 2011, the fair value of guarantees under commercial and standby letters of credit was immaterial.

The estimated fair values and carrying amounts of the Company’s financial instruments are as follows at December 31:

	2012		2011
(Dollars in thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial Assets
Cash and cash equivalents	$970,977	$970,977	$573,296	$573,296
Investment securities	1,950,067	1,956,502	1,997,969	2,004,305
Loans and loans held for sale	8,766,055	8,800,563	7,541,050	7,916,049
FDIC loss share receivable	423,069	207,222	591,844	331,946
Derivative instruments	42,119	42,119	33,026	33,026
Accrued interest receivable	32,183	32,183	36,006	36,006

Financial Liabilities
Deposits	$10,748,277	$10,594,885	$9,289,013	$9,262,698
Short-term borrowings	303,045	303,045	395,543	395,543
Long-term debt	423,377	394,490	452,733	418,069
Derivative instruments	36,890	36,890	35,010	35,010
Accrued interest payable	6,615	6,615	6,978	6,978

The fair value estimates presented herein are based upon pertinent information available to management as of December 31, 2012 and 2011. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since that date and, therefore, current estimates of fair value may differ significantly from the amounts presented herein.

Restrictions On Dividends, Loans And Advances	12 Months Ended
Dec. 31, 2012
Restrictions On Dividends, Loans And Advances

NOTE 24 – RESTRICTIONS ON DIVIDENDS, LOANS AND ADVANCES

IBERIABANK is restricted under applicable laws in the payment of dividends to an amount equal to current year earnings plus undistributed earnings for the immediately preceding year, unless prior permission is received from the Commissioner of Financial Institutions for the State of Louisiana. Dividends payable by IBERIABANK in 2013 without permission will be limited to 2013 earnings plus an additional $28,120,000.

Funds available for loans or advances by IBERIABANK to the Company amounted to $129,318,000. In addition, any dividends that may be paid by IBERIABANK to the Company would be prohibited if the effect thereof would cause IBERIABANK’s capital to be reduced below applicable minimum capital requirements.

During any deferral period under the Company’s junior subordinated debt, the Company would be prohibited from declaring and paying dividends to common shareholders. See Note 14 to the consolidated financial statements for additional information.

Condensed Parent Company Only Financial Statements	12 Months Ended
Dec. 31, 2012
Condensed Parent Company Only Financial Statements

NOTE 25 – CONDENSED PARENT COMPANY ONLY FINANCIAL STATEMENTS

Condensed financial statements of IBERIABANK Corporation (parent company only) are shown below. The parent company has no significant operating activities.

Condensed Balance Sheets

December 31, 2012 and 2011

(Dollars in thousands)	2012	2011
Assets
Cash in bank	$63,207	$98,390
Investment in subsidiaries	1,506,671	1,434,101
Other assets	89,966	75,061

Total assets	$1,659,844	$1,607,552

Liabilities and Shareholders’ Equity
Liabilities	$129,976	$124,891
Shareholders’ equity	1,529,868	1,482,661

Total liabilities and shareholders’ equity	$1,659,844	$1,607,552

Condensed Statements of Income

Years Ended December 31, 2012, 2011 and 2010

(Dollars in thousands)	2012	2011	2010
Operating income
Dividends from bank subsidiary	$70,000	$—	$—
Reimbursement of management expenses	94,053	74,664	41,313
Other income	(836)	(1,176)	1,209

Total operating income	163,217	73,488	42,522
Operating expenses
Interest expense	3,427	2,101	3,865
Salaries and employee benefits expense	76,527	63,505	49,816
Other expenses	47,309	33,546	24,744

Total operating expenses	127,263	99,152	78,425

Income (loss) before income tax (expense) benefit and increase in equity in undistributed earnings of subsidiaries	35,954	(25,664)	(35,903)

Income tax benefit	11,842	8,219	12,113

Income (loss) before equity in undistributed earnings of subsidiaries	47,796	(17,445)	(23,790)
Equity in undistributed earnings of subsidiaries	28,599	70,983	72,616

Net income	76,395	53,538	48,826
Preferred stock dividends	—	—	—

Income available to common shareholders	$76,395	$53,538	$48,826

Condensed Statements of Cash Flows

Years Ended December 31, 2012, 2011, and 2010

(Dollars in thousands)	2012	2011	2010

Cash flows from operating activities
Net income	$76,395	$53,538	$48,826

Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	4,926	1,071	(892)
Net income of subsidiaries	(28,599)	(70,983)	(72,616)
Noncash compensation expense	9,907	9,114	7,797
Loss (gain) on sale of assets	7	—	(3)
Derivative (gains) losses on swaps	2	—	—
Cash retained from tax benefit associated with share-based payment arrangements	(1,221)	(1,454)	(637)
Other, net	(10,557)	(23,278)	(5,953)

Net cash provided by (used in) operating activities	50,860	(31,992)	(23,478)

Cash flows from investing activities
Cash received in excess of cash paid in acquisition	1,272	—	—
Proceeds from sale of premises and equipment	5	10	3
Purchases of premises and equipment	(4,173)	(3,655)	(4,586)
Capital contributed to subsidiary	(2,000)	(12,963)	(94,561)
Acquisition	—	—	(733)

Net cash used in investing activities	(4,896)	(16,608)	(99,877)

Cash flows from financing activities
Dividends paid to shareholders	(40,069)	(38,558)	(34,412)
Proceeds from long-term debt	—	—	—
Common stock issued	—	—	328,980
Repayments of long-term debt	(2,867)	(13,500)	—
Costs of issuance of common stock	—	—	—
Payments to repurchase common stock	(42,245)	(43,219)	(1,500)
Proceeds from sale of treasury stock for stock options exercised	2,813	6,807	1,631
Cash retained from tax benefit associated with share-based payment arrangements	1,221	1,454	637

Net cash (used in) provided by financing activities	(81,147)	(87,016)	295,336

Net (decrease) increase in cash and cash equivalents	(35,183)	(135,616)	171,981

Cash and cash equivalents at beginning of period	98,390	234,006	62,025

Cash and cash equivalents at end of period	$63,207	$98,390	$234,006

Quarterly Results Of Operations	12 Months Ended
Dec. 31, 2012
Quarterly Results Of Operations

NOTE 26 – QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

(Dollars in thousands, except per share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Year Ended December 31, 2012

Total interest income	$109,187	$109,283	$111,951	$114,779
Total interest expense	17,326	16,111	15,225	14,789

Net interest income	91,861	93,172	96,726	99,990
Provision for credit losses	2,857	8,895	4,053	4,866

Net interest income after provision for loan losses	89,004	84,277	92,673	95,124
Gain (loss) on sale of investments, net	2,836	901	41	(4)
Other noninterest income	34,560	40,793	46,512	50,358
Noninterest expense	99,873	109,022	109,848	113,441

Income before income taxes	26,527	16,949	29,378	32,037
Income tax expense	7,134	4,389	8,144	8,829

Net income	$19,393	$12,560	21,234	$23,208
Preferred stock dividends	—	—	—	—

Income available to common shareholders	$19,393	$12,560	$21,234	$23,208
Earnings allocated to unvested restricted stock	(364)	(240)	(406)	(428)

Earnings available to common shareholders - Diluted	$19,029	$12,320	$20,828	$22,780

Earnings per share - basic	$0.66	$0.43	$0.73	$0.79
Earnings per share - diluted	0.66	0.43	0.73	0.79

(Dollars in thousands, except per share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Year ended December 31, 2011

Total interest income	$99,434	$97,127	$111,966	$111,799
Total interest expense	20,686	21,162	20,995	19,226

Net interest income	78,748	75,965	90,971	92,573
Provision for credit losses	5,471	9,990	6,127	4,278

Net interest income after provision for loan losses	73,277	65,975	84,844	88,295
Gain (Loss) on sale of investments, net	47	1,428	1,206	793
Other noninterest income	28,248	29,560	35,914	34,662
Noninterest expense	81,732	92,706	99,566	99,726

Income before income taxes	19,840	4,257	22,398	24,024
Income tax expense	5,193	(929)	6,051	6,667

Net income	$14,647	$5,186	16,347	$17,357
Preferred stock dividends	—	—	—	—

Income available to common shareholders	$14,647	$5,186	$16,347	$17,357
Earnings allocated to unvested restricted stock	(291)	(87)	(290)	(307)

Earnings available to common shareholders - Diluted	$14,356	$5,099	$16,057	$17,050

Earnings per share - basic	$0.54	$0.19	$0.55	$0.59
Earnings per share - diluted	0.54	0.18	0.54	0.59

As discussed further in Note 1, the Company has corrected its historical consolidated statements of cash flows for the years ended December 31, 2011 and 2010 for the impact of an error in reporting certain non-cash activity between its operating and investing cash flows. The following table presents the effect of these corrections on the Company’s Statements of Cash Flows for the year-to-date periods ended March 31, June 30, and September 30 for the years indicated.

(Dollars in thousands)	As Previously Reported	Adjustment	As Adjusted

Selected Cash Flow Data

2012
For the Three Months Ended March 31, 2012
(Increase) decrease in other assets	$4,200	$684	$4,884
Net Cash (Used in) Provided by Operating Activities	54,243	684	54,927
Increase in loans receivable, net, excluding loans acquired	(101,618)	(684)	(102,302)
Net Cash (Used in) Provided by Investing Activities	$(46,994)	$(684)	$(47,678)

For the Six Months Ended June 30, 2012
(Increase) decrease in other assets	$(11,609)	$10,633	$(976)
Net Cash (Used in) Provided by Operating Activities	19,303	10,633	29,936
Increase in loans receivable, net, excluding loans acquired	(351,982)	(10,633)	(362,615)
Net Cash (Used in) Provided by Investing Activities	$(310,258)	$(10,633)	$(320,891)

For the Nine Months Ended September 30, 2012
(Increase) decrease in other assets	$(23,963)	$33,786	$9,823
Net Cash (Used in) Provided by Operating Activities	10,239	33,786	44,025
Increase in loans receivable, net, excluding loans acquired	(596,443)	(33,786)	(630,229)
Net Cash (Used in) Provided by Investing Activities	$(304,863)	$(33,786)	$(338,649)

2011
For the Three Months Ended March 31, 2011
(Increase) decrease in other assets	$4,918	$6,784	$11,702
Net Cash (Used in) Provided by Operating Activities	51,884	6,784	58,668
Increase in loans receivable, net, excluding loans acquired	(72,086)	(6,784)	(78,870)
Net Cash (Used in) Provided by Investing Activities	$(1,201)	$(6,784)	$(7,985)

For the Six Months Ended June 30, 2011
(Increase) decrease in other assets	$(23,018)	$26,706	$3,688
Net Cash (Used in) Provided by Operating Activities	42,598	26,706	69,304
Increase in loans receivable, net, excluding loans acquired	(275,961)	(26,706)	(302,667)
Net Cash (Used in) Provided by Investing Activities	$19,338	$(26,706)	$(7,368)

For the Nine Months Ended September 30, 2011
(Increase) decrease in other assets	$(29,742)	$30,184	$442
Net Cash (Used in) Provided by Operating Activities	(14,066)	30,184	16,118
Increase in loans receivable, net, excluding loans acquired	(322,254)	(30,184)	(352,438)
Net Cash (Used in) Provided by Investing Activities	$215,382	$(30,184)	$185,198

Summary Of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Principles Of Consolidation

PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of IBERIABANK Corporation (the “Company”) and its wholly owned subsidiaries, IBERIABANK, Lenders Title Company (“LTC”), IBERIA Capital Partners LLC (“ICP”), IB Aircraft Holdings, LLC, IBERIA Asset Management Inc. (“IAM”), and IBERIA CDE, LLC (“CDE”). All significant intercompany balances and transactions have been eliminated in consolidation. All normal, recurring adjustments which, in the opinion of management are necessary for a fair presentation of the financial statements, have been included. Certain amounts reported in prior periods have been reclassified to conform to the current period presentation.

Nature Of Operations

NATURE OF OPERATIONS

The Company offers commercial and retail banking products and services to customers throughout locations in six states through IBERIABANK. The Company also operates mortgage production offices in twelve states through IBERIABANK Mortgage Company (“IMC”), and offers a full line of title insurance and closing services throughout Arkansas and Louisiana through LTC and its subsidiaries. ICP provides equity research, institutional sales and trading, and corporate finance services. IB Aircraft Holdings, LLC owns a fractional share of an aircraft used by management of the Company and its subsidiaries. IAM provides wealth management and trust services for commercial and private banking clients. CDE is engaged in the purchase of tax credits.

Correction Of An Error In The Financial Statements

CORRECTION OF AN ERROR IN THE FINANCIAL STATEMENTS

The Company has corrected its historical consolidated statements of cash flows for the years ended December 31, 2011 and 2010 for the miscalculation of certain activity between its operating and investing cash flows. The correction did not have an effect on the Company’s consolidated balance sheets, statements of comprehensive income, or statements of shareholders’ equity for those years. The error was identified in 2012 through the operation of the Company’s internal controls over financial reporting. Using accounting guidance provided in Accounting Standards Codification (“ASC”) Topic 250, the Company assessed these items and determined the error would be considered material to the consolidated statements of cash flows for the years ended December 31, 2011 and 2010. The error also impacts the consolidated statements of cash flows for each quarter in 2012 and 2011 as described in Note 26. As a result, the information included in these consolidated financial statements and footnotes includes the effect this correction has on the previously reported financial statements for those years.

The following table presents the effect this correction has on the Consolidated Statements of Cash Flows for the years ended December 31, 2011 and 2010.

(Dollars in thousands)	As Previously Reported	Adjustment	As Adjusted
Selected Cash Flow Data
2011
(Increase) decrease in other assets	$(51,549)	$57,121	$5,572
Net Cash (Used in) Provided by Operating Activities	(41,363)	57,121	15,758

Increase in loans receivable, net, excluding loans acquired	(503,514)	(57,121)	(560,635)
Net Cash (Used in) Provided by Investing Activities	$82,853	$(57,121)	$25,732

2010
(Increase) decrease in other assets	$163,741	$64,922	$228,663
Net Cash (Used in) Provided by Operating Activities	149,724	64,922	214,646

Increase in loans receivable, net, excluding loans acquired	(58,373)	(64,922)	(123,295)
Net Cash (Used in) Provided by Investing Activities	$7,617	$(64,922)	$(57,305)

Use Of Estimates

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates. Material estimates that are susceptible to significant change in the near term are the allowance for credit losses, valuation of and accounting for loans covered by loss sharing arrangements with the FDIC and the related loss share receivable, valuation of and accounting for acquired loans, valuation of goodwill, intangible assets and other purchase accounting adjustments, and share-based compensation.

Concentration Of Credit Risks

CONCENTRATION OF CREDIT RISKS

Most of the Company’s business activity is with customers located within the States of Louisiana, Florida, Arkansas, Alabama, Texas, and Tennessee. The Company’s lending activity is concentrated in its market areas in those states. The Company has emphasized originations of commercial loans and private banking loans, defined as loans to larger consumer clients. Repayments on loans are expected to come from cash flows of the borrower and/or guarantor. Losses on secured loans are limited by the value of the collateral upon default of the borrowers. The Company does not have any significant concentrations to any one industry or customer.

Cash And Cash Equivalents

CASH AND CASH EQUIVALENTS

For purposes of presentation in the consolidated statements of cash flows, cash and cash equivalents are defined as cash, interest-bearing deposits and noninterest-bearing demand deposits at other financial institutions with original maturities less than three months. IBERIABANK may be required to maintain average balances on hand or with the Federal Reserve Bank to meet regulatory reserve and clearing requirements. At December 31, 2012 and 2011, the required reserve balances were $2,555,000 and $25,000, respectively. IBERIABANK had enough cash deposited with the Federal Reserve at December 31, 2012 and 2011 to cover the required reserve balance.

Investment Securities

INVESTMENT SECURITIES

Debt securities that management has the ability and intent to hold to maturity are classified as held to maturity and carried at cost, adjusted for amortization of premiums and accretion of discounts using methods approximating the interest method. Securities not classified as held to maturity or trading, including equity securities with readily determinable fair values, are classified as available for sale and recorded at fair value, with unrealized gains and losses excluded from earnings and reported in other comprehensive income. Declines in the value of individual held to maturity and available for sale securities below their cost that are other than temporary are included in earnings as realized losses. In estimating other than temporary impairment losses, management considers 1) the length of time and the extent to which the fair value has been less than cost, 2) the financial condition and near-term prospects of the issuer, 3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value, and 4) for debt securities, the recovery of contractual principal and interest. Gains or losses on securities sold are recorded on the trade date, using the specific identification method.

Loans Held For Sale

LOANS HELD FOR SALE

Mortgage loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated fair value. Net unrealized losses, if any, are recognized through a valuation allowance that is recorded as a charge to income. Loans held for sale have primarily been fixed rate single-family residential mortgage loans under contract to be sold in the secondary market. In most cases, loans in this category are sold within thirty days. These loans are generally sold with the mortgage servicing rights released. Buyers generally have recourse to return a purchased loan to the Company under limited circumstances. Recourse conditions may include early payment default, breach of representations or warranties, and documentation deficiencies. During 2012 and 2011, an insignificant number of loans were returned to the Company.

Loans (Excluding Acquired Loans)

LOANS (EXCLUDING ACQUIRED LOANS)

The Company grants mortgage, commercial and consumer loans to customers. Except for loans acquired, loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are stated at the unpaid principal balances, less the allowance for credit losses and net deferred loan origination fees and unearned discounts.

Interest income on loans is accrued over the term of the loans based on the principal balance outstanding. Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment of the related loan yield, using the effective interest method.

The accrual of interest on loans is discontinued at the time the loan is 90 days delinquent unless the credit is well-secured and in process of collection. Mortgage, credit card and other personal loans are typically charged down to net collateral value, less cost to sell, no later than 180 days past due. Past due status is based on the contractual terms of loans. In all cases, loans are placed on nonaccrual status or charged off at an earlier date if collection of principal or interest is considered doubtful.

The Company’s covered loan portfolio and non-covered loan portfolio, which are delineated between a) non-covered loans, excluding acquired loans, and b) acquired loans, are disaggregated into portfolio segments for purposes of determining the allowance for credit losses. The Company’s portfolio segments include commercial real estate, commercial business, mortgage, and consumer. The Company further disaggregates each commercial real estate, mortgage, and consumer portfolio segment into classes for purposes of monitoring and assessing credit quality based on certain risk characteristics. Classes within each commercial real estate portfolio segment include commercial real estate construction and commercial real estate – other. Classes within each mortgage portfolio segment include mortgage – prime and mortgage – subprime. Classes within each consumer portfolio segment include indirect auto, credit card, home equity, and consumer – other. Each commercial business portfolio segment is also considered a class.

Credit Quality

The Company utilizes an asset risk classification system in accordance with guidelines established by the Federal Reserve Board as part of its efforts to monitor commercial asset quality. “Special mention” loans are defined as loans where known information about possible credit problems of the borrower cause management to have some doubt as to the ability of these borrowers to comply with the present loan repayment terms and which may result in future disclosure of these loans as nonperforming. For assets with identified credit issues, the Company has two primary classifications for problem assets: “substandard” and “doubtful.” Substandard assets have one or more defined weaknesses and are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected. Doubtful assets have the weaknesses of substandard assets with the additional characteristic that the weaknesses make collection or liquidation in full satisfaction of the loan balance outstanding questionable and there is a high probability of loss based on currently existing facts, conditions and values. Loans classified as “Pass” do not meet the criteria set forth for special mention, substandard, or doubtful classification and are not considered criticized. Asset risk classifications are periodically reviewed and changed if, in the opinion of management, the risk profile of the customer has changed since the last review of the loan relationship.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. The impairment loss is measured on a loan by loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

In general, all interest accrued but not collected for loans that are placed on nonaccrual status or charged off is reversed against interest income. The interest on these loans is accounted for on the cash-basis method or cost-recovery method, until qualifying for a return to accrual status. Loans are returned to accrual status when all principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Troubled Debt Restructurings

During the course of its lending operations, the Company periodically grants concessions to its customers in an attempt to protect as much of its investment as possible and minimize risk of loss. These concessions may include restructuring the terms of a customer loan to alleviate the burden of the customer’s near-term cash requirements. In order to be considered a troubled debt restructuring (“TDR”), the Company must conclude that the restructuring constitutes a concession and the customer is experiencing financial difficulties. The Company defines a concession to the customer as a modification of existing terms for economic or legal reasons that it would otherwise not consider. The concession is either granted through an agreement with the customer or is imposed by a court or law. Concessions include modifying original loan terms to reduce or defer cash payments required as part of the loan agreement, including but not limited to:

•	a reduction of the stated interest rate for the remaining original life of the debt,

•	extension of the maturity date or dates at a stated interest rate lower than the current market rate for new debt with similar risk characteristics,

•	reduction of the face amount or maturity amount of the debt as stated in the agreement, or

•	reduction of accrued interest receivable on the debt.

In its determination of whether the customer is experiencing financial difficulties, the Company considers numerous indicators, including, but not limited to:

•

whether the customer is currently in default on its existing loan, or is in an economic position where it is probable the customer will be in default on its loan in the foreseeable future without a modification,

•	whether the customer has declared or is in the process of declaring bankruptcy,

•	whether there is substantial doubt about the customer’s ability to continue as a going concern,

•

whether, based on its projections of the customer’s current capabilities, the Company believes the customer’s future cash flows will be insufficient to service the debt, including interest, in accordance with the contractual terms of the existing agreement for the foreseeable future, and

•	whether, without modification, the customer cannot obtain sufficient funds from other sources at an effective interest rate equal to the current market rate for similar debt for a nontroubled debtor.

If the Company concludes that both a concession has been granted and the concession was granted to a customer experiencing financial difficulties, the Company identifies the loan as a TDR. For purposes of the determination of an allowance for credit losses for TDRs, the Company considers a loss probable on the loan, which is reviewed for specific impairment in accordance with the Company’s allowance for loan loss methodology. If it is determined that losses are probable on such TDRs, either because of delinquency or other credit quality indicator, the Company establishes specific reserves for these loans. For additional information on the Company’s allowance for credit losses, see Note 7 to these consolidated financial statements.

Acquired Loans And Related FDIC Loss Share Receivable

ACQUIRED LOANS AND RELATED FDIC LOSS SHARE RECEIVABLE

The Company accounts for its acquisitions under the purchase method, where all identifiable assets acquired, including loans, are recorded at fair value. No allowance for credit losses related to the acquired loans is recorded on the acquisition date as the fair value of the loans acquired incorporates assumptions regarding credit risk.

Loans acquired are recorded at fair value in accordance with the fair value methodology consistent with the exit price concept and exclusive of the shared-loss agreements with the FDIC from certain of the Company’s acquisitions in 2010 and 2009. The fair value estimates associated with the loans include estimates related to discount rates, expected prepayments and the amount and timing of undiscounted expected principal, interest and other cash flows. Credit discounts are included in the determination of fair value: therefore, an allowance for credit losses is not recorded at the acquisition date. At the time of acquisition, the Company estimated the fair value of the total acquired loan portfolio by segregating the total portfolio into loan pools with similar characteristics, which included:

•	whether the loan was performing according to contractual terms at the time of acquisition,

•	the loan type based on regulatory reporting guidelines, namely whether the loan was a mortgage, consumer, or commercial loan

•	the nature of collateral,

•	the interest rate type, whether fixed or variable rate, and

•	the loan payment type, primarily whether the loan was amortizing or interest-only.

From these pools, the Company used certain loan information, including outstanding principal balance, estimated expected losses, weighted average maturity, weighted average term to re-price (if a variable rate loan), weighted average margin, and weighted average interest rate to estimate the expected cash flow for each loan pool.

Acquired loans are evaluated at acquisition and classified as purchase impaired or purchased non-impaired. Purchased impaired loans reflect credit deterioration since origination to the extent that it is probable at the time of acquisition that the Company will be unable to collect all contractually required payments. For purchased impaired loans, expected cash flows at the acquisition date in excess of the fair value of loans are recorded as interest income over the life of the loans using a level yield method if the timing and amount of future cash flows is reasonably estimable.

Subsequent to acquisition, the Company performs cash flow re-estimations at least quarterly for each purchased impaired loan and/or loan pool. Increases in estimated cash flows above those expected at acquisition are recognized on a prospective basis as interest income over the remaining life of the pool. Decreases in expected cash flows subsequent to acquisition result in recognition of a provision for credit loss.

Acquired loans are placed on nonaccrual status when the Company cannot reasonably estimate cash flows on a loan or loan pool.

Pursuant to an AICPA letter dated December 18, 2009, the AICPA summarized the SEC staff’s view regarding the accounting in subsequent periods for discount accretion associated with loan receivables acquired in a business combination or asset purchase. Regarding the accounting for such loan receivables that, in the absence of further standard setting, the AICPA understands the SEC staff would not object to an accounting policy based on contractual cash flows (ASC Topic 310-20 approach) or an accounting policy based on expected cash flows (ASC 310-30 approach). The Company believes analogizing to ASC Topic 310-30 is the more appropriate option to follow in accounting for the fair value discount. However, in cases where a loan is acquired at a premium or slight discount, the Company believes that the contractual yield approach outlined in ASC Topic 310-20 is the more appropriate approach to apply.

FDIC loss share receivable

Because the FDIC will reimburse the Company for certain loans acquired in 2009 and 2010 should the Company experience a loss, an indemnification asset is recorded at fair value at the acquisition date. The indemnification asset is recognized at the same time as the indemnified loans, and measured on the same basis, subject to collectability or contractual limitations. The shared loss agreements on the acquisition date reflect the reimbursements expected to be received from the FDIC, using an appropriate discount rate, which reflects counterparty credit risk and other uncertainties.

The shared loss agreements continue to be measured on the same basis as the related indemnified loans, and the loss share receivable is impacted by changes in estimated cash flows associated with these loans. Deterioration in the credit quality of the acquired loans and related expected cash flows (immediately recorded as an adjustment to the allowance for credit losses) would immediately increase the loss share receivable, with the offset recorded through the consolidated statement of income. Increases in the credit quality of the acquired loans and related cash flows (reflected as an adjustment to yield and accreted into income over the remaining life of the loans) decrease the basis of the shared loss agreements, with such decrease being amortized into income over 1) the life of the loan or 2) the life of the shared loss agreements, whichever is shorter. Loss assumptions used to measure the basis of the indemnified loans are consistent with the loss assumptions used to measure the indemnification asset. Fair value accounting incorporates into the fair value of the indemnification asset an element of the time value of money, which is accreted back into income over the life of the shared loss agreements.

Upon the collection from the FDIC of an incurred loss the indemnification asset will be reduced by the amount owed by the FDIC. A corresponding claim receivable is established when a loss is incurred and recorded in other assets until cash is received from the FDIC.

For further discussion of the Company’s acquisitions and loan accounting, see Note 4 and Note 6 to the consolidated financial statements.

Allowance For Credit Losses

ALLOWANCE FOR CREDIT LOSSES

The allowance for credit losses represents management’s best estimate of probable credit losses inherent in the loan portfolios and off-balance sheet lending commitments at the balance-sheet date. The allowance for credit losses is maintained at a level the Company considers appropriate and is based on quarterly assessments and evaluations of the collectability and historical loss experience, including both industry and Company specific considerations. While management uses the best information available to establish the allowance for credit losses, future adjustments may be necessary if economic conditions differ substantially from the assumptions used in determining the allowance or, if required by regulators, based upon information available to them at the time of their examinations, or if mandated by revisions to, new interpretations of, or issuance of new accounting standards. See Note 7 for an analysis of the Company’s allowance for credit losses by portfolio and portfolio segment, and credit quality information by class. The entire amount of the allowance for credit losses is available to absorb losses on any category or lending-related commitment for non-acquired loans. The allowance related to acquired loans represents management’s best estimate of cumulative impairment as described further in “Purchase Impaired Loans (Acquired Loans)”.

The Company’s strategy for credit risk management includes a combination of conservative exposure limits, which are significantly below legal lending limits and conservative underwriting, documentation and collection standards. The strategy emphasizes geographic, industry, and customer diversification within the Company’s operating footprint, regular credit examinations, and regular management reviews of large credit exposures and loans experiencing credit quality deterioration.

The Company has not substantively changed any material aspect in its overall approach of determining the current year allowance for credit losses. There have been no material changes in criteria or estimation techniques as compared to prior periods that impacted the determination of the current allowance for credit losses.

Allowance for credit losses discussion below includes discussion specific to loans accounted for under the contractual yield method, referred to as “contractual loans”, and loans accounted for as acquired credit impaired loans.

Contractual Loans (Excluding Acquired Loans)

Contractual loans represent loans accounted for under the contractual yield method. The Company’s contractual loans include loans originated by the Company and acquired loans that are not accounted for as acquired credit impaired loans, typically referred to as legacy loans. Credit losses on contractual loans are charged and recoveries are credited to the allowance for credit losses. Provisions for loan losses are based on the Company’s review of historical industry and Company specific loss experience, and factors that management determines should be considered in estimating probable credit losses.

Loans identified as impaired are subject to individual quarterly review for potential loss. The Company considers the current value of collateral, credit quality of any guarantees, the guarantor’s liquidity and willingness to cooperate, and other factors when evaluating whether an individual loan is impaired. Other factors may include the industry and geographic location of the borrower, size and financial condition of the borrower, cash flow and leverage of the borrower, and evaluation of the borrower’s management. When individual loans are impaired, allowances are estimated based on management’s assessment of the borrower’s ability to repay the loan given the availability of collateral and other sources of cash flow, including evaluation of available legal options. Allowances for individually impaired loans are estimated based on the present value of expected future cash flows discounted at the loan’s effective interest rate, fair value of the underlying collateral or readily observable secondary market values. Collectability of principal and interest is evaluated in assessing the need for a loss accrual.

The Company also estimates reserves for collective impairment that reflect an estimated measurement of losses related to loans not subject to individual review as of the balance sheet date. Such loans are grouped in homogenous pools or segments, which are consistent with the segments and classes described above. Embedded loss rates are derived from migration analyses, which track net charge-off experience sustained on loans according to their risk grade, and may be adjusted for Company-specific and/or industry factors. Loss rates are reviewed quarterly and adjusted as management deems necessary based on changing borrower and/or collateral conditions and actual collections and charge-off experience.

Based on observations made through a qualitative review, management may apply qualitative adjustments to the quantitatively determined loss estimates at a pool and/or portfolio segment level as deemed appropriate. Primary qualitative and environmental factors that may not be directly reflected in quantitative estimates include:

•	asset quality trends,

•	changes in lending and risk management practices and procedures

•	trends in the nature and volume of the loan portfolio, including the existence and effect of any portfolio concentrations

•	changes in experience and depth of lending staff

•	legal, regulatory and competitive environment

•	national and regional economic trends

•	data availability and applicability

Changes in these factors are considered in determining the directional consistency of changes in the allowance for credit losses. The impact of these factors on the Company’s qualitative assessment of the allowance for credit losses can change from period to period based on management’s assessment of the extent to which these factors are already reflected in historic loss rates. The uncertainty inherent in the estimation process is also considered in evaluating the allowance for credit losses.

Purchased Impaired Loans (Acquired Loans)

Purchased impaired loans represent loans acquired by the Company, which are accounted in accordance with ASC 310-30. Credit losses incurred subsequent to acquisition are charged to the allowance for credit losses. Recoveries are credited to the allowance for credit losses to the extent the losses were incurred subsequent to acquisition. Recoveries related to credit losses incurred prior to acquisition are reflected as prospective adjustments to yield, which are accreted to income over the remaining life of the associated pool of loans. Provisions for credit losses are based on the Company’s determination of the timing and amount of expected cash flows. Provisions for credit losses associated with loans covered by loss share agreements with the FDIC are partially offset by increases in the FDIC loss share receivable.

The allowance for credit losses related to loans accounted for as purchased impaired loans is based on management’s re-estimation of expected cash flows for each loan pool. An allowance for credit losses is established to the extent that the expected cash flows of a loan pool have decreased since acquisition.

Off-Balance Sheet Credit Related Financial Instruments

OFF-BALANCE SHEET CREDIT RELATED FINANCIAL INSTRUMENTS

The Company accounts for its guarantees in accordance with the provisions of ASC Topic 460. In the ordinary course of business, the Company has entered into commitments to extend credit, including commitments under credit card arrangements, commercial letters of credit and standby letters of credit. Such financial instruments are recorded when they are funded.

Derivative Financial Instruments

DERIVATIVE FINANCIAL INSTRUMENTS

ASC Topic 815 requires that all derivatives be recognized as assets or liabilities in the balance sheet at fair value. The Company may enter into derivative contracts to manage exposure to interest rate risk or to meet the financing and/or investing needs of its customers.

In the course of its business operations, the Company is exposed to certain risks, including interest rate, liquidity, and credit risk. The Company manages its risks through the use of derivative financial instruments, primarily through management of exposure due to the receipt or payment of future cash amounts based on interest rates. The Company’s derivative financial instruments manage the differences in the timing, amount, and duration of expected cash receipts and payments.

The primary types of derivatives used by the Company include interest rate swap agreements, forward sales contracts, interest rate lock commitments, and written and purchased options.

Hedging Activities

As part of its activities to manage interest rate risk due to interest rate movements, the Company has engaged in interest rate swap transactions to manage exposure to interest rate risk through modification of the Company’s net interest sensitivity to levels deemed to be appropriate. The Company utilizes these interest rate swap agreements to convert a portion of its variable-rate debt to a fixed rate (cash flow hedge). Interest rate swaps are contracts in which a series of interest rate flows are exchanged over a prescribed period. The notional amount on which the interest payments are based is not exchanged.

Because the swap agreements used to manage interest rate risk have been designated as hedging exposure to variable cash flows of a forecasted transaction, the effective portion of the derivative’s gain or loss is initially reported as a component of other comprehensive income and subsequently reclassified into earnings when the forecasted transaction affects earnings or when the hedge is terminated. The ineffective portion of the gain or loss is reported in earnings immediately.

In applying hedge accounting for derivatives, the Company establishes a method for assessing the effectiveness of the hedging derivative and a measurement approach for determining the ineffective aspect of the hedge upon the inception of the hedge. These methods are consistent with the Company’s approach to managing risk.

Other Derivative Instruments

Interest rate swap agreements

In addition to using derivative instruments as an interest rate risk management tool, the Company also enters into derivative instruments to help its commercial customers manage their exposure to interest rate fluctuations. To mitigate the interest rate risk associated with these customer contracts, the Company enters into offsetting derivative contract positions. The Company manages its credit risk, or potential risk of default by its commercial customers, through credit limit approval and monitoring procedures.

For interest rate swap agreements that are not designated as hedging instruments, changes in the fair value of the derivatives are recognized in earnings immediately.

Rate lock commitments

The Company enters into commitments to originate loans intended for sale whereby the interest rate on the prospective loan is determined prior to funding (“rate lock commitments”). A rate lock is given to a borrower, subject to conditional performance obligations, for a specified period of time that typically does not exceed 60 days. Simultaneously with the issuance of the rate lock to the borrower, a rate lock is received from an investor for a best efforts or mandatory delivery of the loan. Under the terms of the best efforts delivery lock, the investor commits to purchase the loan at a specified price, provided the loan is funded and delivered prior to a specified date and provided that the credit and loan characteristics meet pre-established criteria for such loans. Rate lock commitments on mortgage loans that are intended to be sold are considered to be derivatives. Accordingly, such commitments are recorded at fair value as derivative assets or liabilities, with changes in fair value recorded in mortgage income.

Equity-indexed certificates of deposit

IBERIABANK offers its customers a certificate of deposit that provides the purchaser a guaranteed return of principal at maturity plus potential return, which allows IBERIABANK to identify a known cost of funds. The rate of return is based on the performance of a basket of publically traded stocks that represent a variety of industry segments. Because it is based on an equity index, the rate of return represents an embedded derivative that is not clearly and closely related to the host instrument and is to be accounted for separately. Accordingly, the certificate of deposit is separated into two components: a zero coupon certificate of deposit (the host instrument) and a written option purchased by the depositor (an embedded derivative). The discount on the zero coupon deposit is amortized over the life of the deposit, and the written option is carried at fair value on the Company’s consolidated balance sheet, with changes in fair value recorded through earnings. IBERIABANK offsets the risks of the written option by purchasing an option with terms that mirror the written option and that is also carried at fair value on the Company’s consolidated balance sheet.

Premises And Equipment

PREMISES AND EQUIPMENT

Land is carried at cost. Buildings, furniture, fixtures, and equipment are carried at cost, less accumulated depreciation computed on a straight line basis over the estimated useful lives of 10 to 40 years for buildings and 3 to 15 years for furniture, fixtures and equipment. Capitalized leasehold improvements are amortized over the length of the initial lease agreement or their useful life, whichever is shorter.

Other Real Estate

OTHER REAL ESTATE

Other real estate includes all real estate, other than bank premises used in bank operations, owned or controlled by the Company, including real estate acquired in settlement of loans. Properties are recorded at the balance of the loan (which is the pro-rata carrying value of loans accounted for in accordance with ASC 310-30) or at estimated fair value less estimated selling costs, whichever is less, at the date acquired. Subsequent to foreclosure, management periodically performs valuations and the assets are carried at the lower of cost or fair value less estimated selling costs. Revenue and expenses from operations, gain or loss on sale and changes in the valuation allowance are included in net expenses from foreclosed assets.

For further discussion of the Company’s other real estate owned, see Note 11 to the consolidated financial statements.

Goodwill And Other Intangible Assets

GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

Goodwill is accounted for in accordance with ASC Topic 350, and accordingly is not amortized but is evaluated at least annually for impairment. As part of its testing, the Company first assesses qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the Company determines the fair value of a reporting unit is less than its carrying amount using these qualitative factors, the Company compares the fair value of goodwill with its carrying amount, and then measures impairment loss by comparing the implied fair value of goodwill with the carrying amount of that goodwill.

Title Plant

The Company records its title plant assets in accordance with ASC Topic 950. Under ASC Topic 950, costs incurred to construct a title plant, including the costs incurred to obtain, organize, and summarize historical information, are capitalized until the title plant can be used to perform title searches. Purchased title plant, including a purchased undivided interest in title plant, is recorded at cost at the date of acquisition. For title plant acquired separately or as part of a company acquisition, cost is measured as the fair value of the consideration given. Capitalized costs of title plant are not depreciated or charged to income unless circumstances indicate that the carrying amount of the title plant has been impaired. Impairment identifiers include a change in legal requirements or statutory practices, identification of obsolescence, and abandonment of the title plant, among other identifiers.

Intangible assets subject to amortization

The Company’s acquired intangible assets that are subject to amortization include core deposit intangibles, amortized on a straight line or accelerated basis over a 10 year average life and a customer relationship intangible asset, amortized on an accelerated basis over a 9.5 year life.

Transfers Of Financial Assets

TRANSFERS OF FINANCIAL ASSETS

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when 1) the assets have been isolated from the Company, 2) the transferee obtains the right, free of conditions that constrain it from taking advantage of that right, to pledge or exchange the transferred assets, and 3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity. Should the transfer not meet these three criteria, the transaction is treated as a secured financing.

Income Taxes

INCOME TAXES

The Company and all subsidiaries file a consolidated federal income tax return on a calendar year basis. The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions through IBERIABANK, LTC and their subsidiaries. In lieu of Louisiana state income tax, IBERIABANK is subject to the Louisiana bank shares tax, which is included in noninterest expense or income tax expense in the Company’s consolidated financial statements. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations for years before 2009.

Deferred income tax assets and liabilities are determined using the liability (or balance sheet) method. Under this method, the net deferred tax asset or liability is determined based on the tax effects of the temporary differences between the book and tax bases of the various balance sheet assets and liabilities and gives current recognition to changes in tax rates and laws. The measurement of deferred tax assets is reduced, if necessary, by the amount of any tax benefits that, based on available evidence, are not expected to be realized.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits, if applicable, in noninterest expense.

Stock Compensation Plans

STOCK COMPENSATION PLANS

The Company issues stock options and restricted stock under various plans to directors, officers and other key employees. The Company accounts for its stock compensation plans in accordance with ASC Topics 718 and 505. Under those provisions, the Company has adopted a fair value based method of accounting for employee stock compensation plans, whereby compensation cost is measured at the grant date based on the value of the award and is recognized on a straight-line basis over the service period, which is usually the vesting period, taking into account retirement eligibility. As a result, compensation expense relating to stock options and restricted stock is reflected in net income as part of “Salaries and employee benefits” on the consolidated statements of income. The Company’s practice has been to grant options at no less than the fair market value of the stock at the grant date.

See Note 19 for additional information on the Company’s share-based compensation plans.

Earnings Per Common Share

EARNINGS PER COMMON SHARE

Basic earnings per share represents income available to common shareholders divided by the weighted average number of common shares outstanding during the period. Diluted earnings per share reflect additional common shares that would have been outstanding if dilutive potential common shares, in the form of stock options, had been issued, as well as any adjustment to income that would result from the assumed issuance. Participating common shares issued by the Company relate to unvested outstanding restricted stock awards, the earnings allocated to which are used in determining income available to common shareholders under the two-class method.

See Note 3 for additional information on the Company’s calculation of earnings per share.

Treasury Stock

TREASURY STOCK

The purchase of the Company’s common stock is recorded at cost. At the date of retirement or subsequent reissuance, treasury stock is reduced by the cost of such stock with differences recorded in additional paid-in capital or retained earnings, as applicable.

Comprehensive Income

COMPREHENSIVE INCOME

Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income. Although certain changes in assets and liabilities, such as unrealized gains and losses on available for sale securities and cash flow hedges, are reported as a separate component of the equity section of the balance sheet, such items, along with net income, are components of comprehensive income.

Segments

SEGMENTS

All of the Company’s banking operations are considered by management to be aggregated in one reportable operating segment. Because the overall banking operations comprise substantially all of the consolidated operations and none of the Company’s other subsidiaries, either individually or in the aggregate, meet quantitative materiality thresholds, no separate segment disclosures are presented in these consolidated financial statements. The Company has invested in its financial reporting infrastructure to report financial information associated with performance of lines of business within the banking operating segment. The Company anticipates reporting this information sometime in 2013.

Fair Value Measurements

FAIR VALUE MEASUREMENTS

The Company estimates fair value based on the assumptions market participants would use when selling an asset or transferring a liability and characterizes such measurements within the fair value hierarchy based on the inputs used to develop those assumptions and measure fair value. The hierarchy requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

•	Level 1 – Quoted prices in active markets for identical assets or liabilities.

•

Level 2 – Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

•

Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

A description of the valuation methodologies used for instruments measured at fair value follows, as well as the classification of such instruments within the valuation hierarchy.

Securities available for sale

Securities are classified within Level 1 where quoted market prices are available in an active market. Inputs include securities that have quoted prices in active markets for identical assets. If quoted market prices are unavailable, fair value is estimated using quoted prices of securities with similar characteristics, at which point the securities would be classified within Level 2 of the hierarchy. Examples may include certain collateralized mortgage and debt obligations.

Mortgage loans held for sale

As of December 31, 2012, the Company has $267,475,000 of conforming mortgage loans held for sale. Mortgage loans originated and held for sale are carried at the lower of cost or estimated fair value. The Company obtains quotes or bids on these loans directly from purchasing financial institutions. Mortgage loans held for sale that were recorded at estimated fair value are included in the table in Note 22.

Impaired loans

Loans are measured for impairment using the methods permitted by ASC Topic 310. Fair value measurements are used in determining impairment using either the loan’s obtainable market price, if available (Level 1) or the fair value of the collateral if the loan is collateral dependent (Level 2). Measuring the impairment of loans using the present value of expected future cash flows, discounted at the loan’s effective interest rate, is not considered a fair value measurement. Fair value of the collateral is determined by appraisals or independent valuation.

Other real estate owned

Fair values of OREO at December 31, 2012 are determined by sales agreement or appraisal, and costs to sell are based on estimation per the terms and conditions of the sales agreement or amounts commonly used in real estate transactions. Inputs include appraisal values on the properties or recent sales activity for similar assets in the property’s market, and thus OREO measured at fair value would be classified within Level 2 of the hierarchy. The Company included property write-downs of $6,409,000, $7,250,000, and $2,943,000 in earnings for the years ended December 31, 2012, 2011, and 2010, respectively.

Derivative financial instruments

The Company utilizes interest rate swap agreements to convert a portion of its variable-rate debt to a fixed rate (cash flow hedge). The Company also enters into commitments to originate loans whereby the interest rate on the prospective loan is determined prior to funding (“rate lock commitments”). Rate lock commitments on mortgage loans that are intended to be sold are considered to be derivatives. The Company offers its customers a certificate of deposit that provides the purchaser a guaranteed return of principal at maturity plus potential return, which allows the Company to identify a known cost of funds. The rate of return is based on an equity index, and as such represents an embedded derivative. Fair value of interest rate swaps, interest rate lock commitments, and equity-linked written and purchased options are estimated using prices of financial instruments with similar characteristics, and thus are classified within Level 2 of the fair value hierarchy.

Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Effect Of Correction On Consolidated Statements Of Cash Flows

The following table presents the effect this correction has on the Consolidated Statements of Cash Flows for the years ended December 31, 2011 and 2010.

(Dollars in thousands)	As Previously Reported	Adjustment	As Adjusted
Selected Cash Flow Data
2011
(Increase) decrease in other assets	$(51,549)	$57,121	$5,572
Net Cash (Used in) Provided by Operating Activities	(41,363)	57,121	15,758

Increase in loans receivable, net, excluding loans acquired	(503,514)	(57,121)	(560,635)
Net Cash (Used in) Provided by Investing Activities	$82,853	$(57,121)	$25,732

2010
(Increase) decrease in other assets	$163,741	$64,922	$228,663
Net Cash (Used in) Provided by Operating Activities	149,724	64,922	214,646

Increase in loans receivable, net, excluding loans acquired	(58,373)	(64,922)	(123,295)
Net Cash (Used in) Provided by Investing Activities	$7,617	$(64,922)	$(57,305)

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Showing Calculation Of Basic And Diluted Earnings Per Share

The following table presents the calculation of basic and diluted earnings per share for the years ended December 31, 2012, 2011, and 2010.

	For the Years Ended December 31,
(Dollars in thousands, except per share data)	2012	2011	2010

Income available to common shareholders	$76,395	$53,538	$48,826
Distributed and undistributed earnings to unvested restricted stock	(1,443)	(988)	(981)

Distributed and undistributed earnings to common shareholders - Basic	74,952	52,550	47,845
Undistributed earnings reallocated to unvested restricted stock	6	21	10

Distributed and undistributed earnings to common shareholders - Diluted	$74,958	$52,571	$47,855

Weighted average shares outstanding - Basic (1)	29,454,084	28,500,420	25,681,266
Weighted average shares outstanding - Diluted	28,957,696	28,141,300	25,394,120

Earnings per common share - Basic	$2.59	$1.88	$1.90

Earnings per common share - Diluted	$2.59	$1.87	$1.88
Earnings per unvested restricted stock share - Basic	$2.61	$2.04	$1.97
Earnings per unvested restricted stock share - Diluted	$2.60	$2.00	$1.95

(1)	Weighted average basic shares outstanding include 552,609, 484,361, and 498,692 shares of unvested restricted stock for the years ended December 31, 2012, 2011, and 2010, respectively.

Schedule Of Basic Earnings Per Common Share

Additional information on the Company’s basic earnings per common share is shown in the following table.

	For the Years Ended December 31,
(Dollars in thousands, except per share data)	2012	2011	2010

Distributed earnings to common shareholders	$39,349	$38,681	$35,772
Undistributed earnings to common shareholders	35,603	13,869	12,073

Total earnings to common shareholders	$74,952	$52,550	$47,845

Distributed earnings to unvested restricted stock	$758	$727	$733
Undistributed earnings to unvested restricted stock	685	261	248

Total earnings allocated to restricted stock	$1,443	$988	$981

Distributed earnings per common share	$1.36	$1.38	$1.42
Undistributed earnings per common share	1.23	.50	.48

Total earnings per common share - Basic	$2.59	$1.88	$1.90

Distributed earnings per unvested restricted stock share	$1.37	$1.50	$1.47
Undistributed earnings per unvested restricted stock share	1.24	0.54	0.50

Total earnings per unvested restricted stock share - Basic	$2.61	$2.04	$1.97

Acquisition And Disposition Activity (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Branch Closure Costs

(Dollars in thousands, except per share data)	2012

Employee termination	$477
Lease and contract termination	20
Property and equipment impairment	2,743
Accelerated depreciation	576

Total	$3,816

Florida Gulf Bancorp, Inc. [Member]
Schedule Of Business Acquisitions By Acquisition, Equity Interest Issued Or Issuable

(Dollars in thousands)	Number of Shares	Amount
Equity Consideration
Common Stock issued	754,334	$37,210
Options issued	32,863	651

Total Equity Consideration		37,861

Non-Equity Consideration
Change in Control Payments		1,342
Cash		4,625
Contingent Consideration		1,511

Total Non-Equity Consideration		7,478

Total Consideration Paid		45,339
Fair Value of Net Assets Assumed including Identifiable Intangible Assets		(12,919)

Goodwill		$32,420

Schedule Of Business Acquisitions, By Acquisition

(Dollars in thousands)	As Acquired	Preliminary Fair Value Adjustments		As recorded by IBERIABANK
Assets
Cash and cash equivalents	$37,050	$—		$37,050
Investment securities	57,162	(321	)(1)	56,841
Loans	244,485	(28,734	)(2)	215,751
Other real estate owned	770	(216	)(3)	554
Deferred tax asset	1,446	11,454	(4)	12,900
Other assets	19,871	(3,301	)(5)	16,570

Total Assets	$360,784	$(21,118)		$339,666

Liabilities
Interest-bearing deposits	228,050	405	(6)	228,455
Noninterest-bearing deposits	57,578	—		57,578
Borrowings	39,188	1,039	(7)	40,227
Other liabilities	487	—		487

Total Liabilities	$325,303	$1,444		$326,747

Explanation of Certain Fair Value Adjustments

(1)	The adjustment represents the write down of the book value of Florida Gulf’s investments to their estimated fair value based on fair values on the date of acquisition.
(2)	The adjustment represents the write down of the book value of Florida Gulf’s loans to their estimated fair value based on current interest rates and expected cash flows which includes estimates of expected credit losses inherent in the portfolio.
(3)	The adjustment represents the write down of the book value of Florida Gulf’s OREO properties to their estimated fair value at the acquisition date based on their appraised value, as adjusted for costs to sell.
(4)	The adjustment represents the deferred tax asset recognized on the fair value adjustments of Florida Gulf’s acquired assets and assumed liabilities.
(5)	The adjustment represents the write down of the book value of Florida Gulf’s property, equipment, and other assets to their estimated fair value at the acquisition date based on their appraised value.
(6)	The adjustment is necessary because the weighted average interest rate of Florida Gulf’s CDs exceeded the cost of similar funding at the time of acquisition. The fair value adjustment will be amortized to reduce interest expense over the life of the portfolio, which is estimated at 60 months.
(7)	The adjustment is necessary because the interest rate of Florida Gulf’s fixed rate borrowings exceeded current interest rates on similar borrowings.

Supplemental Pro Forma Information

(Dollars in thousands, except per share data)	2012	2011

Interest and noninterest income	$630,776	$568,689
Net income	77,372	54,800
Earnings per share - basic	2.59	1.87
Earnings per share - diluted	2.58	1.86

Cameron Bancshares, Inc. [Member]
Schedule Of Business Acquisitions, By Acquisition

(Dollars in thousands)	OMNI	Cameron	Florida Trust Company	Total

Assets
Cash and cash equivalents	$54,683	$29,191	$—	$83,874
Investment securities	91,019	223,685	—	314,704
Loans	441,447	382,074	—	823,521
Other real estate owned	16,253	395	—	16,648
Core deposit intangible	829	5,178	—	6,007
Deferred tax asset	33,625	11,116	—	44,741
Other assets	43,641	38,582	1,348	83,571

Total Assets	$681,497	$690,221	$1,348	$1,373,066

Liabilities
Interest-bearing deposits	506,427	402,908	—	909,335
Noninterest-bearing deposits	129,181	164,363	—	293,544
Borrowings	58,364	49,002	—	107,366
Other liabilities	4,874	2,124	—	6,998

Total Liabilities	$698,846	$618,397	$—	$1,317,243

Investment Securities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Amortized Cost And Fair Values Of Investment Securities, With Gross Unrealized Gains And Losses

(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2012

Securities available for sale:
U.S. Government-sponsored enterprise obligations	$281,746	$4,364	$(386)	$285,724
Obligations of state and political subdivisions	120,680	6,573	(178)	127,075
Mortgage backed securities	1,303,030	29,108	(1,482)	1,330,656
Other securities	1,460	89	—	1,549

Total securities available for sale	$1,706,916	$40,134	$(2,046)	$1,745,004

Securities held to maturity:
U.S. Government-sponsored enterprise obligations	$69,949	$1,244	$—	$71,193
Obligations of state and political subdivisions	88,909	4,730	(113)	93,526
Mortgage backed securities	46,204	728	(153)	46,779

Total securities held to maturity	$205,062	$6,702	$(266)	$211,498

December 31, 2011

Securities available for sale:
U.S. Government-sponsored enterprise obligations	$336,859	$5,633	$(4)	$342,488
Obligations of state and political subdivisions	137,503	6,500	(198)	143,805
Mortgage backed securities	1,289,775	28,317	(718)	1,317,374
Other securities	1,460	78	—	1,538

Total securities available for sale	$1,765,597	$40,528	$(920)	$1,805,205

Securities held to maturity:
U.S. Government-sponsored enterprise obligations	$85,172	$1,921	$—	$87,093
Obligations of state and political subdivisions	81,053	3,682	(57)	84,678
Mortgage backed securities	26,539	800	—	27,339

Total securities held to maturity	$192,764	$6,403	$(57)	$199,110

Schedule Of Exposure To Investment Security Issuers Exceed Ten Percentage Of Shareholders' Equity

(Dollars in thousands)	Amortized Cost	Market Value

Federal National Mortgage Association (Fannie Mae)	$911,752	$930,452
Government National Mortgage Association (Ginnie Mae)	205,389	209,692
Federal Home Loan Mortgage Corporation (Freddie Mac)	503,417	511,348

Total	$1,620,558	$1,651,492

Schedule Of Securities With Gross Unrealized Losses Aggregated By Investment Category

	Less Than Twelve Months		Over Twelve Months		Total
(Dollars in thousands)	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value
December 31, 2012
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$(386)	$59,741	$—	$—	$(386)	$59,741
Obligations of state and political subdivisions	—	—	(178)	1,094	(178)	1,094
Mortgage backed securities	(1,473)	180,027	(9)	3,919	(1,482)	183,946

Total securities available for sale	$(1,859)	$239,768	$(187)	$5,013	$(2,046)	$244,781

Securities held to maturity:
U.S. Government-sponsored enterprise obligations	$—	$—	$—	$—	$—	$—
Obligations of state and political subdivisions	(113)	8,242	—	—	(113)	8,242
Mortgage backed securities	(153)	16,262	—	—	(153)	16,262

Total securities held to maturity	$(266)	$24,504	$—	$—	$(266)	$24,504

December 31, 2011
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$(4)	$9,996	$—	$—	$(4)	$9,996
Obligations of state and political subdivisions	(11)	1,104	(187)	1,085	(198)	2,189
Mortgage backed securities	(545)	147,803	(173)	21,679	(718)	169,482

Total securities available for sale	$(560)	$158,903	$(360)	$22,764	$(920)	$181,667

Securities held to maturity:
U.S. Government-sponsored enterprise obligations	$—	$—	$—	$—	$—	$—
Obligations of state and political subdivisions	(26)	2,354	(31)	1,297	(57)	3,651
Mortgage backed securities	—	—	—	—	—	—

Total securities held to maturity	$(26)	$2,354	$(31)	$1,297	$(57)	$3,651

Schedule Of Other-Than-Temporarily Impaired Investment Security Portion Of Unrealized Loss Recognized In Other Comprehensive Income

(Dollars in thousands)	December 31,
	2012	2011	2010

Balance, beginning of period	$(1,273)	$(764)	$(247)
Credit losses on securities not previously considered other-than-temporarily impaired	—	—	(517)
Credit losses on securities for which OTTI was previously recognized	—	(509)	—
Reduction for securities sold/settle during the period	—	—	—

Balance, end of period	$(1,273)	$(1,273)	$(764)

Schedule Of Amortized Cost And Estimated Fair Value By Maturity Of Investment Securities

	Securities			Securities
	Available for Sale			Held to Maturity
(Dollars in thousands)	Weighted Average Yield	Amortized Cost	Estimated Fair Value	Weighted Average Yield	Amortized Cost	Estimated Fair Value
Within one year or less	1.52%	$18,409	$18,541	1.61%	$20,797	$20,916
One through five years	1.85	138,725	141,448	2.04	56,358	57,708
After five through ten years	2.14	518,218	532,684	2.50	26,215	27,500
Over ten years	1.78	1,031,564	1,052,331	2.98	101,692	105,374

Totals	1.89%	$1,706,916	$1,745,004	2.52%	$205,062	$211,498

Schedule Of Realized Gains And Losses From Sale Of Securities Classified As Available For Sale

	Years Ended December 31,
(Dollars in thousands)	2012	2011	2010

Realized gains	$3,754	$3,429	$5,172
Realized losses	(15)	(7)	—

Net realized gains	$3,739	$3,422	$5,172

Schedule Of Securities In Other Assets On Company's Consolidated Balance Sheets

(Dollars in thousands)	2012	2011

Federal Home Loan Bank (FHLB) stock	$16,860	$32,145
Federal Reserve Bank (FRB) stock	28,155	26,809
First National Bankers Bankshares, Inc. (FNBB) stock	899	899
Other investments	302	302

Total equity securities	$46,216	$60,155

Loans Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Loans Receivable

(Dollars in thousands)	2012	2011
Residential mortgage loans:
Residential 1-4 family	$471,183	$522,357
Construction/ Owner Occupied	6,021	16,143

Total residential mortgage loans	477,204	538,500

Commercial loans:
Real estate	3,631,543	3,363,891
Business	2,537,718	2,005,234

Total commercial loans	6,169,261	5,369,125

Consumer and other loans:
Indirect automobile	327,985	261,896
Home equity	1,251,125	1,019,110
Other	273,005	199,406

Total consumer and other loans	1,852,115	1,480,412

Total loans receivable	$8,498,580	$7,388,037

Schedule Of Non-Covered Loans Outstanding

(Dollars in thousands)	2012	2011
Non-covered Loans:
Residential mortgage loans:
Residential 1-4 family	$284,019	$266,970
Construction/ Owner Occupied	6,021	16,143

Total residential mortgage loans	290,040	283,113

Commercial loans:
Real estate	2,990,700	2,591,014
Business	2,450,667	1,896,496

Total commercial loans	5,441,367	4,487,510

Consumer and other loans:
Indirect automobile	327,985	261,896
Home equity	1,076,913	826,463
Other	269,519	194,606

Total consumer and other loans	1,674,417	1,282,965

Total non-covered loans receivable	$7,405,824	$6,053,588

Schedule Of Non-Covered Loans On Nonaccrual Status

(Dollars in thousands)	2012	2011

Residential
Prime	$8,367	$4,910
Subprime	—	—
Commercial
Real Estate - Construction	5,479	2,582
Real Estate - Other	23,475	33,451
Business	3,358	6,622
Consumer and Other
Indirect Automobile	868	994
Home Equity	5,635	4,873
Credit Card	424	403
Other	310	619

Total	$47,916	$54,454

Schedule Of Carrying Amount Of Acquired Covered Loans

(Dollars in thousands)	December 31, 2012
Covered loans	Acquired Impaired Loans	Acquired Performing Loans	Total Covered Loans

Residential mortgage loans:

Residential 1-4 family	$20,232	$166,932	$187,164

Total residential mortgage loans	20,232	166,932	187,164

Commercial loans:
Real estate	167,742	473,101	640,843
Business	2,757	84,294	87,051

Total commercial loans	170,499	557,395	727,894

Consumer and other loans:
Home equity	22,094	152,117	174,211
Other	820	2,667	3,487

Total consumer and other loans	22,914	154,784	177,698

Total covered loans receivable	$213,645	$879,111	$1,092,756

(Dollars in thousands)	December 31, 2011
Covered loans	Acquired Impaired Loans			Acquired Performing Loans			Total Covered Loans
	As Previously Reported	Adjustment	As Adjusted	As Previously Reported	Adjustment	As Adjusted

Residential mortgage loans:

Residential 1-4 family	$31,809	$3,985	$35,794	$184,465	35,128	$219,593	$255,387

Total residential mortgage loans	31,809	3,985	35,794	184,465	35,128	219,593	255,387

Commercial loans:
Real estate	23,127	31,564	54,691	704,841	13,345	718,186	772,877
Business	4,053	116	4,169	144,825	(40,256)	104,569	108,738

Total commercial loans	27,180	31,680	58,860	849,666	(26,911)	822,755	881,615

Consumer and other loans:
Home equity	30,267	(794)	29,473	204,707	(41,533)	163,174	192,647
Other	116	(116)	—	6,239	(1,439)	4,800	4,800

Total consumer and other loans	30,383	(910)	29,473	210,946	(42,972)	167,974	197,447

Total covered loans receivable	$89,372	$34,755	$124,127	$1,245,077	(34,755)	$1,210,322	$1,334,449

Schedule Of FDIC Loss Share Receivable

(Dollars in thousands)	December 31,
	2012	2011

Balance, beginning of period	$591,844	$726,871
Increase due to credit loss provision recorded on FDIC covered loans	84,085	57,121

Amortization	(118,100)	(72,086)
Submission of reimbursable losses to the FDIC	(123,986)	(117,939)
Changes due to a change in cash flow assumptions on OREO	(10,774)	781
Other	—	(2,904)

Balance, end of period	$423,069	$591,844

Schedule Of Carrying Amount Of Loans Acquired

The carrying amounts of the loans acquired from Florida Gulf in 2012 and OMNI and Cameron during 2011 are detailed in the following tables as of the purchase date.

(Dollars in thousands)
2012	Acquired Impaired Loans	Acquired Performing Loans	Total Acquired Loan Portfolio
Contractually required principal and interest at acquisition	$10,203	$231,695	$241,898
Nonaccretable difference (expected losses and foregone interest)	(5,239)	(40,431)	(45,670)

Cash flows expected to be collected at acquisition	4,964	191,264	196,228
Accretable yield	(1,190)	(22,899)	(24,089)

Basis in acquired loans at acquisition	$3,774	$168,365	$172,139

(Dollars in thousands)
2011	Acquired Impaired Loans	Acquired Performing Loans	Total Acquired Loan Portfolio
Contractually required principal and interest at acquisition	$88,556	$975,870	$1,064,426
Nonaccretable difference (expected losses and foregone interest)	(34,824)	(72,827)	(107,651)

Cash flows expected to be collected at acquisition	53,732	903,043	956,775
Accretable yield	(7,346)	(139,163)	(146,509)

Basis in acquired loans at acquisition	$46,386	$763,880	$810,226 (1)

(1)	Excludes overdraft balances, credit card loans, and in-process accounts included in total loans at the acquisition date.

Summary Of Changes In Accretable Yields Of Acquired Loans

(Dollars in thousands)
December 31, 2012	Acquired Impaired Loans	Acquired Performing Loans	Total Acquired Loan Portfolio

Balance, beginning of period	$83,834	$386,977	$470,811

Acquisition	1,190	22,899	24,089
Net transfers from (to) nonaccretable difference to (from) accretable yield	22,016	88,786	110,802
Accretion	(30,417)	(218,892)	(249,309)

Balance, end of period	$76,623	$279,770	$356,393

(Dollars in thousands)
December 31, 2011	Acquired Impaired Loans	Acquired Performing Loans	Total Acquired Loan Portfolio

Balance, beginning of period	$82,381	$626,190	$708,571

Acquisition	7,346	139,163	146,509
Net transfers from (to) nonaccretable difference to (from) accretable yield	37,687	(216,551)	(178,864)
Accretion	(43,580)	(161,825)	(205,405)

Balance, end of period	$83,834	$386,977	$470,811

Schedule Of Troubled Debt Restructurings

	Total TDRs
(Dollars in thousands)	Accruing Loans
	Current	Past Due Greater than 30 Days	Nonaccrual TDRs	Total TDRs
December 31, 2012
Residential
Prime	$—	$—	$—	$—
Commercial
Real Estate	1,057	—	14,853	15,910
Business	1,204	—	281	1,485
Consumer and Other
Indirect Automobile	—	—	—	—
Home Equity	93	—	222	315
Credit Card	—	—	—	—
Other	—	—	—	—

Total	$2,354	$—	$15,356	$17,710

December 31, 2011
Residential
Prime	$—	$—	$—	$—
Commercial
Real Estate	55	—	21,696	21,751
Business	—	—	1,971	1,971
Consumer and Other
Indirect Automobile	—	—	—	—
Home Equity	—	—	231	231
Credit Card	—	—	—	—
Other	—	—	—	—

Total	$55	$—	$23,898	$23,953

Schedule Of Modified TDRs

(Dollars in thousands)	2012	2011

Extended maturities	$412	$—
Interest rate adjustment	277	231
Maturity and interest rate adjustment	1,249	—
Movement to or extension of interest-rate only payments	2,543	2,955
Forbearance	168	7,381
Covenant modifications	—	—
Other concession(s)(1)	—	—

Total	$4,649	$10,567

(1)	Other concessions include concessions or a combination of concessions that do not consist of maturity extensions, interest rate adjustments, forbearance, and covenant modifications.

Non-Covered Loans Excluding Acquired Loans [Member]
Schedule Of Aging Of Non-Covered Loans

	Non-covered loans excluding acquired loans
(Dollars in thousands)
	Past Due (1)
December 31, 2012	30-59 days	60-89 days	Greater than 90 days	Total past due	Current	Total non- covered loans, net of unearned income	Recorded investment > 90 days and accruing

Residential
Prime	$662	$1,156	$9,168	$10,986	$185,843	$196,829	$801
Subprime	—	—	—	—	60,454	60,454	—
Commercial
Real Estate - Construction	60	—	5,479	5,539	288,137	293,676	—
Real Estate - Other	3,590	—	23,559	27,149	2,224,495	2,251,644	83
Commercial Business	1,430	13	3,687	5,130	2,362,304	2,367,434	329
Consumer and Other
Indirect Automobile	1,624	326	868	2,818	320,148	322,966	—
Home Equity	2,283	796	5,793	8,872	991,766	1,000,638	158
Credit Card	130	51	424	605	51,117	51,722	—
Other	566	105	310	981	201,161	202,142	—

Total	$10,345	$2,447	$49,288	$62,080	$6,685,425	$6,747,505	$1,371

	Non-covered loans excluding acquired loans
(Dollars in thousands)
	Past Due (1)
December 31, 2011	30-59 days	60-89 days	Greater than 90 days	Total past due	Current	Total loans, net of unearned income	Recorded investment > 90 days and accruing

Residential
Prime	$731	$325	$6,009	$7,065	$271,534	$278,599	$1,099
Subprime	—	—	—	—	—	—	—
Commercial
Real Estate - Construction	266	—	2,582	2,848	273,824	276,672	—
Real Estate - Other	880	54	34,087	35,021	1,778,235	1,813,256	636
Commercial Business	302	277	6,642	7,221	1,793,959	1,801,180	20
Consumer and Other
Indirect Automobile	1,232	159	994	2,385	248,070	250,455	—
Home Equity	3,102	717	4,955	8,774	741,968	750,742	82
Credit Card	467	107	403	977	46,786	47,763	—
Other	349	147	623	1,119	129,640	130,759	4

Total	$7,329	$1,786	$56,295	$65,410	$5,284,016	$5,349,426	$1,841

(1)	Past due loans include loans on nonaccrual status as of the period indicated. Nonaccrual loans are presented separately in the “Nonaccrual Loans” section below.

Non-Covered Acquired Loans [Member]
Schedule Of Aging Of Non-Covered Loans

(Dollars in thousands)	Non-covered acquired loans
	Past Due (1)
December 31, 2012	30-59 days	60-89 days	Greater than 90 days	Total past due	Current	Discount	Total non- covered loans, net of unearned income	Recorded investment > 90 days and accruing (1)

Residential
Prime	$—	$—	$779	$779	$30,663	$1,315	$32,757	$779
Subprime	—	—	—	—	—	—	—	—
Commercial
Real Estate - Construction	369	—	4,067	4,436	29,098	(3,968)	29,566	4,067
Real Estate - Other	5,971	1,572	38,987	46,530	426,339	(57,055)	415,814	38,987
Commercial Business	1,410	524	3,953	5,887	89,490	(12,144)	83,233	3,953
Consumer and Other
Indirect Automobile	171	4	146	321	4,698	—	5,019	146
Home Equity	2,379	382	4,354	7,115	73,658	(4,498)	76,275	4,354
Credit Card	—	—	—	—	—	—	—	—
Other	202	17	495	714	21,746	(6,805)	15,655	495

Total	$10,502	$2,499	$52,781	$65,782	$675,692	$(83,155)	$658,319	$52,781

(Dollars in thousands)	Non-covered acquired loans
	Past Due (1)
December 31, 2011	30-59 days	60-89 days	Greater than 90 days	Total past due	Current	Discount	Total non- covered loans, net of unearned income	Recorded investment > 90 days and accruing (1)

Residential
Prime	$124	$60	$185	$369	$4,145	$—	$4,514	$185
Subprime	—	—	—	—	—	—	—	—
Commercial
Real Estate - Construction	629	—	3,755	4,384	61,705	(6,458)	59,631	3,755
Real Estate - Other	7,213	4,036	29,725	40,974	448,288	(47,808)	441,454	29,725
Commercial Business	183	69	639	891	105,796	(11,371)	95,316	639
Consumer and Other
Indirect Automobile	171	10	258	439	10,813	189	11,441	258
Home Equity	2,509	125	4,104	6,738	73,822	(4,839)	75,721	4,104
Credit Card	—	—	—	—	—	—	—	—
Other	413	545	571	1,529	16,067	(1,511)	16,085	571

Total	$11,242	$4,845	$39,237	$55,324	$720,636	$(71,798)	$704,162	$39,237

(1)

Past due information includes loans acquired from OMNI, Cameron, and Florida Gulf at the gross loan balance, prior to the application of discounts, at December 31, 2012 and OMNI and Cameron at December 31, 2011.

Covered TDRs [Member]
Schedule Of Subsequently Defaulted TDRs

	December 31, 2012			December 31, 2011
(In thousands, except number of loans)	Number of Loans	Pre- modification Outstanding Recorded Investment	Post- modification Outstanding Recorded Investment (1)	Number of Loans	Pre- modification Outstanding Recorded Investment	Post- modification Outstanding Recorded Investment (1)
TDRs occurring during the year
Residential
Prime	—	$—	$—	—	$—	$—
Commercial
Real Estate	14	3,852	3,312	7	9,265	8,365
Business	4	1,215	1,188	5	3,001	1,971
Consumer and Other
Indirect Automobile	—	—	—	—	—	—
Home Equity	1	94	51	1	238	231
Credit Card	—	—	—	—	—	—
Other	1	—	—	—	—	—

Total	20	$5,161	$4,551	13	$12,504	$10,567

	December 31, 2012		December 31, 2011
Total TDRs that subsequently defaulted in the past 12 months	Number of Loans	Recorded Investment	Number of Loans	Recorded Investment
Residential
Prime	—	$—	—	$—
Commercial
Real Estate	44	14,615	30	21,107
Business	9	1,469	6	1,877
Consumer and Other
Indirect Automobile	—	—	—	—
Home Equity	2	273	—	—
Credit Card	—	—	—	—
Other	1	—	—	—

Total	56	$16,357	36	$22,984

(1)	Recorded investment includes any allowance for credit losses recorded on the TDRs at the dates indicated.

Allowance For Credit Losses And Credit Quality (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Allowance For Loan Losses For Covered Loan And Non-Covered Loan Portfolios

A summary of changes in the allowance for credit losses for the covered loan and non-covered loan portfolios for the years ended December 31, 2012, 2011, and 2010 follows.

(Dollars in thousands)	December 31, 2012
	Non-covered loans
	Excluding Acquired Loans	Acquired Loans	Covered loans	Total

Balance, beginning of period	$74,861	$—	$118,900	$193,761

Provision for credit losses before benefit attributable to FDIC loss share agreements	3,804	9,799	91,153	104,756

Benefit attributable to FDIC loss share agreements	—	—	(84,085)	(84,085)

Net provision for credit losses	3,804	9,799	7,068	20,671

Increase in FDIC loss share receivable	—	—	84,085	84,085

Transfer of balance to OREO	—	(826)	(26,343)	(27,169)

Loans charged-off	(9,728)	(179)	(15,153)	(25,060)

Recoveries	5,274	22	19	5,315

Balance, end of period	$74,211	$8,816	$168,576	$251,603

(Dollars in thousands)	December 31, 2011
	Non-covered loans
	Excluding Acquired Loans	Acquired Loans	Covered loans	Total

Balance, beginning of period	$62,460	$—	$73,640	$136,100

Provision for credit losses before benefit attributable to FDIC loss share agreements	19,974	—	63,014	82,988

Benefit attributable to FDIC loss share agreements	—	—	(57,121)	(57,121)

Net provision for credit losses	19,974	—	5,893	25,867

Increase in FDIC loss share receivable	—	—	57,121	57,121
Transfer of balance to OREO	—	—	(17,143)	(17,143)

Loans charged-off	(15,022)	—	(1,137)	(16,159)

Recoveries	7,449	—	526	7,975

Balance, end of period	$74,861	$—	$118,900	$193,761

(Dollars in thousands)	December 31, 2010
	Non-covered loans
	Excluding Acquired Loans	Acquired Loans	Covered loans	Total

Balance, beginning of period	$55,623	$—	$145	$55,768

Provision for credit losses before benefit attributable to FDIC loss share agreements	33,554	—	73,819	107,373

Benefit attributable to FDIC loss share agreements	—	—	(64,922)	(64,922)

Net provision for credit losses	33,554	—	8,897	42,451

Increase in FDIC loss share receivable	—	—	64,922	64,922
Transfer of balance to OREO	—	—	—	—

Loans charged-off	(33,533)	—	(325)	(33,858)

Recoveries	6,816	—	1	6,817

Balance, end of period	$62,460	$—	$73,640	$136,100

Schedule Of Allowance For Loan Losses For Non-Covered Loans, By Loan Portfolio

A summary of changes in the allowance for credit losses for non-covered loans, by loan portfolio type, for the years ended December 31, 2012 and 2011 is as follows:

(Dollars in thousands)	Commercial Real Estate	Commercial Business	Consumer	Mortgage	Unallocated	Total
December 31, 2012
Allowance for credit losses
Balance, beginning of period	$35,604	$25,705	$12,655	$897	$—	$74,861
(Reversal of) Provision for loan losses	1,786	4,021	5,218	2,578	—	13,603
Transfer of balance to OREO	(292)	—	(9)	(525)	—	(826)
Loans charged off	(2,000)	(1,116)	(5,928)	(863)	—	(9,907)
Recoveries	3,166	111	1,981	38	—	5,296

Balance, end of period	$38,264	$28,721	$13,917	$2,125	$—	$83,027

Allowance on loans individually evaluated for impairment	$226	$449	$42	$163	$—	$880
Allowance on loans collectively evaluated for impairment	38,038	28,272	13,875	1,962	—	82,147

Loans, net of unearned income
Balance, end of period	$2,990,700	$2,450,667	$1,674,417	$290,040	$—	$7,405,824
Balance, end of period: Loans individually evaluated for impairment	28,052	4,401	315	1,703	—	34,471
Balance, end of period: Loans collectively evaluated for impairment	2,962,648	2,446,266	1,674,102	288,337	—	7,371,353
Balance, end of period: Loans acquired with deteriorated credit quality	55,856	3,470	5,035	330	—	64,691

(Dollars in thousands)	Commercial Real Estate	Commercial Business	Consumer	Mortgage	Unallocated	Total
December 31, 2011
Allowance for credit losses
Balance, beginning of period	$31,390	$16,473	$13,332	$1,265	$—	$62,460
(Reversal of) Provision for credit losses	6,809	9,533	3,847	(215)	—	19,974
Loans charged off	(7,656)	(471)	(6,673)	(222)	—	(15,022)
Recoveries	5,061	170	2,149	69	—	7,449

Balance, end of period	$35,604	$25,705	$12,655	$897	$—	$74,861

Allowance on loans individually evaluated for impairment	$1,874	$179	$—	$133	$—	$2,186
Allowance on loans collectively evaluated for impairment	33,730	25,526	12,655	764	—	72,675

Loans, net of unearned income
Balance, end of period	$2,591,013	$1,896,496	$1,282,966	$283,113	$—	$6,053,588
Balance, end of period: Loans individually evaluated for impairment	34,541	6,530	231	1,009	—	42,311
Balance, end of period: Loans collectively evaluated for impairment	2,556,472	1,889,966	1,282,735	282,104	—	6,011,277
Balance, end of period: Loans acquired with deteriorated credit quality	4,835	26,531	4,129	—	—	35,495

Schedule Of Allowance For Loan Losses For Covered Loans, By Loan Portfolio

A summary of changes in the allowance for credit losses for covered loans, by loan portfolio type, for the years ended December 31, 2012 and 2011 is as follows:

(Dollars in thousands)	Commercial Real Estate	Commercial Business	Consumer	Mortgage	Unallocated	Total
December 31, 2012
Allowance for credit losses
Balance, beginning of period	$69,175	$9,788	$18,753	$21,184	$—	$118,900
(Reversal of) Provision for credit losses	4,970	964	811	323	—	7,068
Increase in FDIC loss share receivable	51,543	3,616	15,031	13,895	—	84,085
Transfer of balance to OREO	(11,202)	(2,993)	(825)	(11,323)	—	(26,343)
loans charged off	(13,631)	—	(9)	(1,513)	—	(15,153)
Recoveries	16	—	3	—	—	19

Balance, end of period	$100,871	$11,375	$33,764	$22,566	$—	$168,576

Allowance on loans individually evaluated for impairment	$—	$—	$—	$—	$—	$—
Allowance on loans collectively evaluated for impairment	100,871	11,375	33,764	22,566	—	168,576

Loans, net of unearned income
Balance, end of period	$640,843	$87,051	$177,698	$187,164	$—	$1,092,756
Balance, end of period: Loans individually evaluated for impairment	—	—	—	—	—	—
Balance, end of period: Loans collectively evaluated for impairment	640,843	87,051	177,698	187,164	—	1,092,756
Balance, end of period: Loans acquired with deteriorated credit quality	167,742	2,757	22,914	20,232	—	213,645

(Dollars in thousands)	Commercial Real Estate	Commercial Business	Consumer	Mortgage	Unallocated	Total
December 31, 2011
Allowance for credit losses
Balance, beginning of period	$26,439	$6,657	$12,201	$28,343	$—	$73,640
(Reversal of) Provision for credit losses	6,762	392	971	(2,232)	—	5,893
Increase (decrease) in FDIC loss share receivable	50,079	2,899	7,188	(3,045)	—	57,121
Transfer of balance to OREO	(13,316)	(160)	(1,705)	(1,962)	—	(17,143)
Loans charged off	(1,073)	—	(42)	(22)	—	(1,137)
Recoveries	284	—	140	102	—	526

Balance, end of period	$69,175	$9,788	$18,753	$21,184	$—	$118,900

Allowance on loans individually evaluated for impairment	$—	$—	$—	$—	$—	$—
Allowance on loans collectively evaluated for impairment	69,175	9,788	18,753	21,184	—	118,900

Loans, net of unearned income
Balance, end of period	$772,877	$108,738	$197,447	$255,387	$—	$1,334,449
Balance, end of period: Loans individually evaluated for impairment	—	—	—	—	—	—
Balance, end of period: Loans collectively evaluated for impairment	772,877	108,738	197,447	255,387	—	1,334,449
Balance, end of period: Loans acquired with deteriorated credit quality	54,691	4,169	29,473	35,794	—	124,127

Investment In Covered Loans And Non-Covered Loans By Credit Quality Indicator

(Dollars in thousands)	Non-covered acquired loans
	Commercial Real Estate Construction		Commercial Real Estate- Other		Commercial Business
Credit quality indicator by asset risk classification	2012	2011	2012	2011	2012	2011
Pass	$25,896	$51,510	$359,046	$360,598	$86,201	$94,760
Special Mention	2,410	9,138	28,185	53,503	2,159	7,870
Substandard	5,228	5,441	85,420	75,161	4,808	4,057
Doubtful	—	—	218	—	2,209	—

Total	33,534	66,089	472,869	489,262	95,377	106,687
Discount	(3,968)	(6,458)	(57,055)	(47,808)	(12,144)	(11,371)

Non-covered commercial loans, net	$29,566	$59,631	$415,814	$441,454	$83,233	$95,316

	Mortgage – Prime		Mortgage- Subprime
Credit risk by payment status	2012	2011	2012	2011
Current	$30,663	$4,145	$—	$—
Past due greater than 30 days	779	369	—	—

Total	31,442	4,514	—	—
Premium (discount)	1,315	—	—	—

Non-covered mortgage loans, net	$32,757	$4,514	$—	$—

	Indirect Automobile		Credit Card
Credit risk by payment status	2012	2011	2012	2011
Current	$4,698	$10,813	$—	$—
Past due greater than 30 days	321	439	—	—

Total	5,019	11,252
Premium (discount)	—	189	—	—

Non-covered consumer loans, net	$5,019	$11,441	$—	$—

	Home Equity		Consumer - Other
Credit risk by payment status	2012	2011	2012	2011
Current	$73,658	$73,822	$21,746	$16,067
Past due greater than 30 days	7,115	6,738	714	1,529

Total	80,773	80,560	22,460	17,596
Discount	(4,498)	(4,839)	(6,805)	(1,511)

Non-covered consumer loans, net	$76,275	$75,721	$15,655	$16,085

Schedule Of Investment In Impaired Loan

Information on the Company’s investment in impaired loans is presented in the following tables as of and for the periods indicated.

(Dollars in thousands)
December 31, 2012	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded
Commercial Loans
Real Estate	$26,151	$26,151	$—	$34,682	$168
Business	1,824	1,824	—	2,621	33

With an allowance recorded
Mortgage Loans
Residential – Prime	$9,861	$10,070	$(209)	$7,955	$131
Residential – Subprime	—	—	—	—	—
Commercial Loans
Real Estate	3,464	3,663	(199)	3,678	123
Business	1,334	1,810	(476)	1,889	47
Consumer Loans
Indirect automobile	865	868	(3)	1,514	28
Credit card	413	424	(11)	372	—
Home equity	5,860	5,951	(91)	6,713	51
Other	307	310	(3)	601	5

Total
Mortgage Loans	$9,861	$10,070	(209)	$7,955	$131
Commercial Loans	32,773	33,448	(675)	42,870	371
Consumer Loans	7,445	7,553	(108)	9,200	84

(Dollars in thousands)
December 31, 2011	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded
Commercial Loans
Real Estate	$32,267	$32,267	$—	$35,673	$173
Business	6,403	6,403	—	8,642	144

With an allowance recorded
Mortgage Loans
Residential – Prime	$4,763	$4,910	$(147)	$6,163	$30
Residential – Subprime	—	—	—	—	—
Commercial Loans
Real Estate	1,430	3,304	(1,874)	3,315	26
Business	40	219	(179)	423	5
Consumer Loans
Indirect automobile	987	994	(7)	1,399	40
Credit card	391	403	(12)	440	—
Home equity	4,826	4,873	(47)	5,014	59
Other	608	619	(11)	797	8

Total
Mortgage Loans	$4,763	$4,910	(147)	$6,163	$30
Commercial Loans	40,140	42,193	(2,053)	48,053	348
Consumer Loans	6,812	6,889	(77)	7,650	107

Acquired Loans [Member]
Investment In Covered Loans And Non-Covered Loans By Credit Quality Indicator

(Dollars in thousands)	Non-covered loans excluding acquired loans
	Commercial Real Estate Construction		Commercial Real Estate- Other		Commercial Business
Credit quality indicator by asset risk classification	2012	2011	2012	2011	2012	2011
Pass	$269,842	$249,669	$2,162,989	$1,689,455	$2,295,788	$1,729,279
Special Mention	16,767	18,274	40,547	62,868	21,640	46,225
Substandard	7,067	8,559	47,710	55,236	49,958	25,477
Doubtful	—	170	398	5,697	48	199

Total	293,676	276,672	2,251,644	1,813,256	2,367,434	1,801,180
Discount	—	—	—	—	—	—

Non-covered commercial loans, net	$293,676	$276,672	$2,251,644	$1,813,256	$2,367,434	$1,801,180

	Mortgage – Prime		Mortgage- Subprime
Credit risk by payment status	2012	2011	2012	2011
Current	$185,843	$271,534	$60,454	$—
Past due greater than 30 days	10,986	7,065	—	—

Total	196,829	278,599	60,454	—
Discount	—	—	—	—

Non-covered mortgage loans, net	$196,829	$278,599	$60,454	$—

	Indirect Automobile		Credit Card
Credit risk by payment status	2012	2011	2012	2011
Current	$320,148	$248,070	$51,117	$46,786
Past due greater than 30 days	2,818	2,385	605	977

Total	$322,966	$250,455	$51,722	$47,763

	Home Equity		Consumer - Other
Credit risk by payment status	2012	2011	2012	2011
Current	$991,766	$741,968	$201,161	$129,640
Past due greater than 30 days	8,872	8,774	981	1,119

Total	1,000,638	750,742	202,142	130,759
Discount	—	—	—	—

Non-covered consumer loans, net	$1,000,638	$750,742	$202,142	$130,759

Conventional Mortgage Loan [Member]
Investment In Covered Loans And Non-Covered Loans By Credit Quality Indicator

The discounts for the December 31, 2011 period have been restated below to reflect the correction of the error discussed in Note 6 to these consolidated financial statements.

(Dollars in thousands)	Covered loans
December 31, 2012	Commercial
Credit quality indicator by asset risk classification	Real Estate- Construction	Real Estate- Other	Business	Total
Pass	$46,201	$201,261	$38,552	$286,014
Special Mention	9,888	65,498	8,600	83,986
Substandard	97,315	279,171	50,018	426,504
Doubtful	607	8,530	451	9,588

Total	$154,011	$554,460	$97,621	$806,092

Discount				(78,198)

Covered commercial loans, net				$727,894

	Mortgage
Credit risk by payment status	Prime	Subprime	Total
Current	$183,795	$—	$183,795
Past due greater than 30 days	52,379	—	52,379

Total	$236,174	$—	$236,174

Discount			(49,010)

Covered mortgage loans, net			$187,164

	Consumer and Other
Credit risk by payment status	Indirect Automobile	Credit Card	Home Equity	Other	Total
Current	$—	$841	$168,728	$1,155	$170,724
Past due greater than 30 days	—	65	65,997	1,523	67,585

Total	$—	$906	$234,725	$2,678	$238,309

Discount					(60,611)

Covered consumer loans, net					$177,698

(Dollars in thousands)	Covered loans
December 31, 2011	Commercial
Credit quality indicator by asset risk classification	Real Estate- Construction	Real Estate- Other	Business	Total
Pass	$59,936	$282,974	$72,563	$415,473
Special Mention	17,336	87,409	10,965	115,710
Substandard	169,726	349,155	61,268	580,149
Doubtful	705	22,636	4,082	27,423

Total	$247,703	$742,174	$148,878	$1,138,755

Discount				(257,140)

Covered commercial loans, net				$881,615

	Mortgage
Credit risk by payment status	Prime	Subprime	Total
Current	$233,305	$—	$233,305
Past Due greater than 30 days	94,553	—	94,553

Total	$327,858	$—	$327,858

Discount			(72,471)

Covered mortgage loans, net			$255,387

	Consumer and Other
Credit risk by payment status	Indirect Automobile	Credit Card	Home Equity	Other	Total
Current	$—	$875	$193,366	$4,880	$199,121
Past Due greater than 30 days	—	94	107,520	534	108,148

Total	$—	$969	$300,886	$5,414	$307,269

Discount					(109,822)

Covered consumer loans, net					$197,447

Transfers And Servicing Of Financial Assets (Including Mortgage Banking Activities) (Tables)	12 Months Ended
Dec. 31, 2012
Components Of Mortgage Banking Activity

The following table details the mortgage banking activity as of and for the years ended December 31:

(Dollars in thousands)

Mortgage loans held for sale	2012	2011	2010
Balance, beginning of period	$153,013	$83,905	$66,945
Balance acquired during the period	—	3,385	—
Originations	2,432,367	1,659,226	1,772,486
Sales	(2,317,905)	(1,593,503)	(1,755,526)

Balance, end of period	$267,475	$153,013	$83,905

(Dollars in thousands)

Detail of mortgage income	2012	2011	2010
Fair value changes of derivatives and mortgage loans held for sale, net	$6,772	$937	$—
Gains on sales	70,811	43,955	47,689
Servicing and other income, net	470	285	318

Total mortgage income	$78,053	$45,177	$48,007

Schedule Of Mortgage Servicing Rights At Carrying Values

Mortgage servicing rights had the following carrying values at December 31:

	2012			2011
(Dollars in thousands)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Mortgage servicing rights	1,234	(304)	930	340	(194)	146

Schedule Of Related Amortization Expense Of Mortgage Servicing Assets

The related amortization expense of mortgage servicing assets is as follows:

(Dollars in thousands)	Amount
Aggregate amortization expense for the year ended December 31:
2010	$125
2011	115
2012	225

Estimated amortization expense for the year ended December 31:
2013	$282
2014	230
2015	180
2016	130
2017	83
2018 and thereafter	25

Premises And Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Premises And Equipment

(Dollars in thousands)	2012	2011
Land	$81,761	$70,022
Buildings	221,022	211,521
Furniture, fixtures and equipment	101,907	89,283

Total premises and equipment	404,690	370,826
Accumulated depreciation	(101,167)	(85,219)

Total premises and equipment, net	$303,523	$285,607

Schedule Of Minimum Future Annual Rent Commitments

(Dollars in thousands)	Amount
Year ending December 31,
2013	$10,830
2014	9,535
2015	8,807
2016	7,601
2017	6,332
2018 and thereafter	39,671

Total	$82,776

Goodwill And Other Acquired Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Carrying Amount Of Goodwill

(Dollars in thousands)	Amount
Balance, December 31, 2010	$234,228
Goodwill acquired during the year	135,583

Balance, December 31, 2011	369,811
Goodwill acquired during the period	32,420
Goodwill adjustment to correct an immaterial error	(359)

Balance, December 31, 2012	$401,872

Schedule Of Definite-Lived Intangible Assets

	2012			2011
(Dollars in thousands)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Core deposit intangibles	$45,406	$(26,284)	$19,122	$45,406	$(21,385)	$24,021
Customer relationship intangible asset	1,348	(410)	938	1,348	(160)	1,188

Total	$46,754	$(26,694)	$20,060	$46,754	$(21,545)	$25,209

Schedule Of Amortization Expense Of Purchase Accounting Intangible Assets

The related amortization expense of purchase accounting intangible assets is as follows:

(Dollars in thousands)	Amount
Aggregate amortization expense for the year ended December 31:
2010	$4,935
2011	5,121
2012	5,150

Estimated amortization expense for the year ended December 31:
2013	$4,721
2014	4,346
2015	3,546
2016	3,177
2017	1,694
2018 and thereafter	2,576

Other Real Estate Owned (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Other Real Estate Owned

(Dollars in thousands)	2012	2011
Real estate owned acquired by foreclosure	$110,864	$119,320
Real estate acquired for development or resale	9,199	5,722
Other foreclosed property	1,473	4

Total other real estate owned and foreclosed property	$121,536	$125,046

Schedule Of Other Real Estate Segregated Into Covered And Non-Covered Properties

(Dollars in thousands)
December 31, 2012	Non-covered properties	Covered properties	Total
Real estate owned acquired by foreclosure	$35,080	$75,784	$110,864
Real estate acquired for development or resale	9,199	—	9,199
Other foreclosed property	14	1,459	1,473

Total other real estate owned and foreclosed property	$44,293	$77,243	$121,536

(Dollars in thousands)
December 31, 2011	Non-covered properties	Covered properties	Total
Real estate owned acquired by foreclosure	$34,770	$84,550	$119,320
Real estate acquired for development or resale	5,722	—	5,722
Other foreclosed property	4	—	4

Total other real estate owned and foreclosed property	$40,496	$84,550	$125,046

Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Deposits By Type

(Dollars in thousands)	2012	2011
Negotiable order of withdrawal (NOW)	$4,490,914	$3,361,855
Money market deposits accounts (MMDA)	3,738,480	3,049,151
Savings deposits	364,703	332,351
Certificates of deposit and other time deposits	2,154,180	2,545,656

Total deposits	$10,748,277	$9,289,013

Schedule Of Time Deposits

(Dollars in thousands)	2012	2011
Time deposits less than $100,000	$1,007,665	$1,168,025
Time deposits greater than $100,000	1,146,515	1,377,631

Total certificates of deposit and other time deposits	$2,154,180	$2,545,656

Schedule Of Maturities Of Certificates Of Deposit

(Dollars in thousands)	Amount
Year ending December 31,
2013	$1,538,582
2014	284,154
2015	152,020
2016	114,232
2017	37,387
2018 and thereafter	27,805

Total certificates of deposit and other time deposits	$2,154,180

Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Short-Term Borrowings

(Dollars in thousands)	2012	2011
Federal Home Loan Bank advances	$—	$192,000
Securities sold under agreements to repurchase	303,045	203,543

Total short-term borrowings	$303,045	$395,543

Additional Information On Short-Term Borrowings

(Dollars in thousands)	2012	2011	2010
Outstanding at December 31st	$303,045	$395,543	$220,328
Maximum month-end outstanding balance	640,768	395,543	289,248
Average daily outstanding balance	284,201	220,146	216,116
Average rate during the year	0.22%	0.26%	0.38%
Average rate at year end	0.22%	0.27%	0.24%

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Long-Term Debt

(Dollars in thousands)	2012	2011
Federal Home Loan Bank notes (IBERIABANK) at:
2.273 to 7.040% fixed	$233,812	$285,930

Notes payable - Investment fund contributions (IBERIABANK):
7 to 40 year term, 0.50 to 5.00% fixed	77,703	54,941

Junior subordinated debt (IBERIABANK Corporation):
Statutory Trust I, 3 month LIBOR(1) plus 3.25%	10,310	10,310
Statutory Trust II, 3 month LIBOR(1) plus 3.15%	10,310	10,310
Statutory Trust III, 3 month LIBOR(1) plus 2.00%	10,310	10,310
Statutory Trust IV, 3 month LIBOR(1) plus 1.60%	15,464	15,464
American Horizons Statutory Trust I, 3 month LIBOR(1) plus 3.15%	6,186	6,186
Statutory Trust V, 3 month LIBOR(1) plus 1.435%	10,310	10,310
Statutory Trust VI, 3 month LIBOR(1) plus 2.75%	12,372	12,372
Statutory Trust VII, 3 month LIBOR(1) plus 2.54%	13,403	13,403
Statutory Trust VIII, 3 month LIBOR(1) plus 3.50%	7,217	7,217
OMNI Trust I, 3 month LIBOR(1) plus 3.30%	8,248	8,248
OMNI Trust II, 3 month LIBOR(1) plus 2.79%	7,732	7,732

Total long-term debt	$423,377	$452,733

(1)	The interest rate on the Company’s long-term debt indexed to LIBOR is based on the 3-month LIBOR rate. At December 31, 2012, the 3-month LIBOR rate was 0.31%.

Maturities Of Long-Term Debt And Advances

(Dollars in thousands)	Amount
Year ending December 31,
2013	$30,914
2014	111,329
2015	1,220
2016	26,276
2017	50,567
2018 and thereafter	203,071

Total	$423,377

Derivative Instruments And Other Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Outstanding Derivative Instruments

(Dollars in thousands)	Balance Sheet Location	Asset Derivatives Fair Value		Balance Sheet Location	Liability Derivatives Fair Value
		2012	2011		2012	2011
Derivatives designated as hedging instruments under ASC Topic 815
Interest rate contracts	Other assets	$499	$71	Other liabilities	$1,843	$3,010

Total derivatives designated as hedging instruments under ASC Topic 815		$499	$71		$1,843	$3,010

Derivatives not designated as hedging instruments under ASC Topic 815
Interest rate contracts	Other assets	$25,940	$25,391	Other liabilities	$25,940	$25,391
Forward sales contracts	Other assets	2,774	—	Other liabilities	343	—
Written and purchased options	Other assets	12,906	7,564	Other liabilities	8,764	6,609

Total derivatives not designated as hedging instruments under ASC Topic 815		$41,620	$32,955		$35,047	$32,000

(Dollars in thousands)	Asset Derivatives Notional Amount		Liability Derivatives Notional Amount
	2012	2011	2012	2011
Derivatives designated as hedging instruments under ASC Topic 815
Interest rate contracts	$35,000	$10,000	$35,000	$60,000

Total derivatives designated as hedging instruments under ASC Topic 815	$35,000	$10,000	$35,000	$60,000

Derivatives not designated as hedging instruments under ASC Topic 815
Interest rate contracts	$374,536	$293,794	$374,536	$293,794
Forward sales contracts	212,028	—	53,269	—
Written and purchased options	388,793	158,164	185,885	158,164

Total derivatives not designated as hedging instruments under ASC Topic 815	$975,357	$451,958	$613,690	$451,958

Schedule Of Derivative Instruments On Consolidated Financial Statements

(Dollars in thousands)	Amount of Gain (Loss) Recognized in OCI, net of taxes (Effective Portion)		Location of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		Location of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
Derivatives in ASC Topic 815 Cash Flow Hedging Relationships	2012	2011		2012	2011		2012	2011
Interest rate contracts	$(874)	$(1,911)	Other income (expense)	$(1,618)	$(1,723)	Other income (expense)	$—	$—

Total	$(874)	$(1,911)		$(1,618)	$(1,723)		$—	$—

(Dollars in thousands)	Location of Gain (Loss) Recognized in Income on Derivatives	Amount of Gain (Loss) Recognized in Income on Derivatives
Derivatives Not Designated as Hedging Instruments under ASC Topic 815		2012	2011
Interest rate contracts	Other income (expense)	$(1)	$(2)
Forward sales contracts	Mortgage income	2,431	—
Written and purchased options	Mortgage income	7,119	937

Total		$9,549	$935

Outstanding Interest Rate Swap Agreements

(Dollars in thousands)	2012	2011
Weighted average pay rate	3.3%	3.8%
Weighted average receive rate	0.3%	0.3%
Weighted average maturity in years	7.1	6.8
Unrealized gain (loss) relating to interest rate swaps	$(1,344)	$(2,939)

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Provision For Income Tax Expense

The provision for income tax expense consists of the following for the years ended December 31:

(Dollars in thousands)	2012	2011	2010
Current expense	$44,125	$33,116	$28,562
Deferred benefit	(7,527)	(11,750)	(3,607)
Tax credits	(8,756)	(6,734)	(6,214)
Tax benefits attributable to items charged to equity and goodwill	654	2,349	1,250

Total income tax expense	$28,496	$16,981	$19,991

Reconciliation Of Effective Tax Rate

The provision for federal income taxes differs from the amount computed by applying the federal income tax statutory rate of 35 percent on income from operations as indicated in the following analysis for the years ended December 31:

(Dollars in thousands)	2012	2011	2010

Federal tax based on statutory rate	$36,712	$24,682	$24,086
Increase (decrease) resulting from:
Effect of tax-exempt income	(7,558)	(6,633)	(5,935)
Interest and other nondeductible expenses	1,847	1,487	1,295
State taxes	4,938	3,034	3,615
Tax credits	(8,756)	(6,734)	(6,214)
Other	1,313	1,145	3,144

Total income tax expense	$28,496	$16,981	$19,991

Effective rate	27.2%	24.1%	29.1%

Deferred Tax Assets And Liabilities

The net deferred tax liability at December 31, 2012 and 2011 is as follows:

(Dollars in thousands)	2012	2011

Deferred tax asset:
Allowance for credit losses	$78,817	$56,684
Discount on purchased loans	158	153
Deferred compensation	5,193	1,727
Investments acquired	—	395
Unrealized loss on cash flow hedges	471	1,029
Other	38,886	25,381

Subtotal	123,525	85,369

Deferred tax liability:
Basis difference in acquired assets	(82,605)	(63,140)
FHLB stock	(19)	(111)
Premises and equipment	(13,050)	(15,580)
Acquisition intangibles	(11,267)	(7,310)
Deferred loan costs	(3,405)	(1,732)
Unrealized gain on investments classified as available for sale	(13,650)	(14,197)
Investments acquired	(224)	—
Swap gain	(2)	—
Other	(14,300)	(11,584)

Subtotal	(138,522)	(113,654)

Deferred tax liability, net	$(14,997)	$(28,285)

Shareholders' Equity And Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Tax Effects Of Each Component Of Other Comprehensive Income

	2012
(Dollars in thousands)	Before-Tax Amount	Tax (Expense) Benefit	Net-of-Tax Amount

Unrealized gain on securities:
Unrealized holding losses arising during the period	$2,174	$(761)	$1,413
Other-than-temporary impairment realized in net income	—	—	—
Less: reclassification adjustment for gains included in net income	(3,739)	1,308	(2,431)

Net unrealized losses	(1,565)	547	(1,018)

Fair value of derivative instruments designated as cash flow hedges
Change in fair value of derivative instruments designated as cash flow hedges during the period	$(22)	$8	$(14)
Less: reclassification adjustment for losses included in net income	1,618	(566)	1,052

Fair value of derivative instruments designated as cash flow hedges	1,596	(558)	1,038

Total other comprehensive income	$31	$(11)	$20

	2011
(Dollars in thousands)	Before-Tax Amount	Tax (Expense) Benefit	Net-of-Tax Amount

Unrealized gain on securities:
Unrealized holding gains arising during the period	$36,328	$(12,714)	$23,613
Other-than-temporary impairment realized in net income	(509)	178	(331)
Less: reclassification adjustment for gains included in net income	(3,422)	1,198	(2,224)

Net unrealized gains	32,397	(11,339)	21,058

Fair value of derivative instruments designated as cash flow hedges
Change in fair value of derivative instruments designated as cash flow hedges during the period	$(19,078)	$6,677	$(12,401)
Less: reclassification adjustment for losses (gains) included in net income	1,723	(603)	1,120

Fair value of derivative instruments designated as cash flow hedges	(17,355)	6,074	(11,281)

Total other comprehensive income	$15,042	$(5,265)	$9,777

	2010
(Dollars in thousands)	Before-Tax Amount	Tax (Expense) Benefit	Net-of-Tax Amount

Unrealized gain on securities:
Unrealized holding losses arising during the period	$(2,103)	$736	$(1,367)
Other-than-temporary impairment realized in net income	(517)	180	(337)
Less: reclassification adjustment for gains included in net income	(5,172)	1,810	(3,362)

Net unrealized losses	(7,792)	2,726	(5,066)

Fair value of derivative instruments designated as cash flow hedges
Change in fair value of derivative instruments designated as cash flow hedges during the period	$(5,751)	$2,013	$(3,738)
Less: reclassification adjustment for losses (gains) included in net income	1,643	(575)	1,068

Fair value of derivative instruments designated as cash flow hedges	(4,108)	1,438	(2,670)

Total other comprehensive income	$(11,900)	$4,164	$(7,736)

Schedule Of Treasury Shares Repurchased

Period	Total Number of Shares Purchased	Average Price Paid Per Share	Total Number of Shares Purchased as Part of Publicly Announced Plan	Maximum Number of Shares Available for Purchase Pursuant to Publicly Announced Plan

June 1-30	48,188	$47.93	48,188	851,812
August 1-31	748,488	47.38	796,676	103,324
September 1-30	56,632	46.97	853,308	46,692

Total	853,308	$47.38	853,308	46,692

Capital Requirements And Other Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2012
Actual Capital Amounts And Ratios

The Company’s and IBERIABANK’s actual capital amounts and ratios as of December 31, 2012 and 2011 are presented in the following table.

	Actual		Minimum		Well Capitalized
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount		Ratio
December 31, 2012
Tier 1 leverage capital:
IBERIABANK Corporation	$1,185,144	9.70%	$488,803	4.00%		N/A	N/A	%
IBERIABANK	1,041,540	8.57	486,307	4.00		607,884	5.00

Tier 1 risk-based capital:
IBERIABANK Corporation	1,185,144	12.92	366,792	4.00		N/A	N/A
IBERIABANK	1,041,540	11.41	365,230	4.00		547,845	6.00

Total risk-based capital:
IBERIABANK Corporation	1,301,498	14.19	733,583	8.00		N/A	N/A
IBERIABANK	1,157,412	12.68	730,461	8.00		913,076	10.00

December 31, 2011
Tier 1 leverage capital:
IBERIABANK Corporation	$1,164,801	10.45%	$445,905	4.00%	$	N/A	N/A	%
IBERIABANK	997,277	9.00	443,165	4.00		553,956	5.00

Tier 1 risk-based capital:
IBERIABANK Corporation	1,164,801	14.94	311,908	4.00		N/A	N/A
IBERIABANK	997,277	12.88	309,802	4.00		464,703	6.00

Total risk-based capital:
IBERIABANK Corporation	1,263,496	16.20	623,816	8.00		N/A	N/A
IBERIABANK	1,095,322	14.14	619,604	8.00		774,505	10.00

Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Compensation Expense Included In Salaries And Employee Benefits Expense And Related Income Tax Benefits

The following table represents the compensation expense that is included in salaries and employee benefits expense and related income tax benefits in the accompanying consolidated statements of comprehensive income related to stock options for the years indicated below.

(Dollars in thousands, except per share data)	2012	2011	2010
Compensation expense related to stock options	$1,873	$1,343	$1,301
Income tax benefit related to stock options	656	470	455
Impact on basic earnings per share	0.04	0.03	0.03
Impact on diluted earnings per share	0.04	0.03	0.03

Estimate Fair Value Of Share-Based Awards With Weighted-Average Assumptions

The Company uses the Black-Scholes option pricing model to estimate the fair value of share-based awards. The following weighted-average assumptions were used for option awards granted during the years ended December 31st of the periods indicated:

	2012	2011	2010
Expected dividends	2.7%	2.4%	2.3%
Expected volatility	40.1%	35.5%	39.3%
Risk-free interest rate	0.8%	1.5%	2.3%
Expected term (in years)	5.0	4.0	5.0
Weighted-average grant-date fair value	$14.50	$12.83	$18.11

Activity Related To Stock Options

The following table represents the activity related to stock options during the periods indicated.

	Number of shares	Weighted average exercise price	Weighted average remaining contract life
Outstanding options, December 31, 2009	1,259,874	$43.05
Granted	120,866	59.67
Exercised	(69,057)	23.62
Forfeited or expired	(10,144)	56.57

Outstanding options, December 31, 2010	1,301,539	$45.52
Granted	55,121	55.15
Issued in connection with acquisition	41,975	72.35
Exercised	(264,647)	30.99
Forfeited or expired	(36,368)	57.51

Outstanding options, December 31, 2011	1,097,620	$50.14
Granted	230,665	51.69
Issued in connection with acquisition	32,863	41.30
Exercised	(92,092)	30.43
Forfeited or expired	(32,981)	56.79

Outstanding options, December 31, 2012	1,236,075	$51.48	4.7 Years

Outstanding exercisable at December 31, 2010	938,532	$41.12

Outstanding exercisable at December 31, 2011	789,952	$47.64

Outstanding exercisable at December 31, 2012	792,444	$50.05	3.0 Years

Schedule Of Weighted Average Remaining Life Of Options Outstanding Within Stated Exercise Prices

The following table presents weighted average remaining life as of December 31, 2012 for options outstanding within the stated exercise prices:

	Options Outstanding			Options Exercisable
Exercise Price Range Per Share	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life	Number of Options	Weighted Average Exercise Price
$26.82 to $45.58	207,728	$38.74	1.5 years	205,871	$38.71
$45.59 to $48.35	202,608	46.85	2.4 years	188,217	46.85
$48.36 to $51.69	188,368	50.13	6.0 years	81,276	49.08
$51.70 to $55.42	212,953	53.22	8.2 years	51,946	54.43
$55.43 to $58.34	209,705	56.97	4.9 years	130,710	57.28
$58.35 to $111.71	214,713	62.30	5.4 years	134,424	63.74

Total options	1,236,075	$51.48	4.7 years	792,444	$50.05

Compensation Expense Included In Salaries And Employee Benefits Expense Related To Restricted Stock Grants

The following table represents the compensation expense that was included in salaries and employee benefits expense in the accompanying consolidated statements of income related to restricted stock grants for the years ended December 31:

(Dollars in thousands)	2012	2011	2010
Compensation expense related to restricted stock	$7,582	$6,784	$6,187

Unvested Restricted Stock Award Activity

The following table represents unvested restricted stock award activity for the years ended December 31:

	2012	2011	2010
Balance, beginning of year	512,112	539,195	550,518
Granted	176,669	139,509	122,123
Forfeited	(13,164)	(35,823)	(8,933)
Earned and issued	(137,415)	(130,769)	(124,513)

Balance, end of year	538,202	512,112	539,195

Schedule Of Share And Dividend Equivalent Share Award Activity

The following table represents phantom stock award activity during the periods indicated. During the years ended December 31, 2012, 2011, and 2010, the Company recorded $2,185,000, $1,368,000 and $381,000, respectively, in compensation expense based on the number of share equivalents vested at the end of the period and the current market price of the Company’s stock.

	Number of share equivalents	Dividend equivalents	Total share equivalents	Value of share equivalents(1)
Balance, December 31, 2009	67,361	1,886	69,247	3,726,000
Granted	58,124	2,847	60,971	3,605,000
Forfeited share equivalents	(1,250)	(9)	(1,259)	74,000
Vested share equivalents	(5,041)	(983)	(6,024)	356,000

Balance, December 31, 2010	119,194	3,741	122,935	$7,269,000
Granted	131,099	6,152	137,251	6,766,000
Forfeited share equivalents	(5,917)	(179)	(6,096)	301,000
Vested share equivalents	(11,455)	(772)	(12,227)	622,000

Balance, December 31, 2011	232,921	8,942	241,863	$11,924,000
Granted	119,038	9,152	128,190	6,297,000
Forfeited share equivalents	(10,949)	(367)	(11,316)	556,000
Vested share equivalents	(22,281)	(1,692)	(23,973)	1,180,000

Balance, December 31, 2012	318,729	16,035	334,764	$16,444,000

(1)	Except for vested share payments, which are based on the cash paid at the time of vesting, the value of share equivalents is calculated based on the market price of the Company’s stock at the end of the respective periods. The market price of the Company’s stock was $49.12, $49.30, and $59.13 on December 31, 2012, 2011, and 2010, respectively.

Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Financial Instruments Outstanding

At December 31, 2012 and 2011, the Company had the following financial instruments outstanding, whose contract amounts represent credit risk:

	Contract Amount
(Dollars in thousands)	2012	2011
Commitments to grant loans	$192,295	$243,458
Unfunded commitments under lines of credit	2,372,971	1,773,601
Commercial and standby letters of credit	62,207	49,530

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Financial Asset And Liabilities Measured At Fair Value On Recurring Basis

The Company has segregated all financial assets and liabilities that are measured at fair value on a recurring basis into the most appropriate level within the fair value hierarchy based on the inputs used to estimate the fair value at the measurement date in the tables below.

(Dollars in thousands)		Fair Value Measurements Using
Recurring Basis	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description
Assets
Available-for-sale securities	$1,745,004	$—	$1,745,004	$—
Derivative instruments	42,119	—	42,119	—

Total	$1,787,123	$—	$1,787,123	$—

Liabilities
Derivative instruments	36,890	—	36,890	—

Total	$36,890	$—	$36,890	$—

(Dollars in thousands)		Fair Value Measurements Using
Recurring Basis	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description
Assets
Available-for-sale securities	$1,805,205	$—	$1,804,120	$1,085
Derivative instruments	33,026	—	33,026	—

Total	$1,838,231	$—	$1,837,146	$1,085

Liabilities
Derivative instruments	35,010	—	35,010	—

Total	$35,010	$—	$35,010	$—

Gains And Losses Included In Earnings Related To Asset And Liabilities Measured At Fair Value On Recurring Basis

Gains and losses (realized and unrealized) included in earnings (or changes in net assets) during 2012 related to assets and liabilities measured at fair value on a recurring basis are reported in noninterest income or other comprehensive income as follows:

(Dollars in thousands)	Noninterest income	Other comprehensive income
Total gains (losses) included in earnings (or changes in net assets)	$11,670	$—

Change in unrealized gains (losses) relating to assets still held at December 31, 2012	—	20

Financial Asset And Liabilities Measured At Fair Value On Nonrecurring Basis

The Company has segregated all financial assets and liabilities that are measured at fair value on a nonrecurring basis into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value at the measurement date in the tables below.

(Dollars in thousands)		Fair Value Measurements Using
Nonrecurring Basis	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description
Assets
Loans	$6,388	$—	$6,388	$—
Mortgage loans held for sale	32,753	—	32,753	—
OREO	20,427	—	20,427	—

Total	$59,568	$—	$59,568	$—

(Dollars in thousands)		Fair Value Measurements Using
Nonrecurring Basis	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description
Assets
Loans	$2,346	$—	$2,346	$—
OREO	14,930	—	14,930	—

Total	$17,276	$—	$17,276	$—

Fair Value Of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Fair Values And Carrying Amounts Of Financial Instruments

The estimated fair values and carrying amounts of the Company’s financial instruments are as follows at December 31:

	2012		2011
(Dollars in thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial Assets
Cash and cash equivalents	$970,977	$970,977	$573,296	$573,296
Investment securities	1,950,067	1,956,502	1,997,969	2,004,305
Loans and loans held for sale	8,766,055	8,800,563	7,541,050	7,916,049
FDIC loss share receivable	423,069	207,222	591,844	331,946
Derivative instruments	42,119	42,119	33,026	33,026
Accrued interest receivable	32,183	32,183	36,006	36,006

Financial Liabilities
Deposits	$10,748,277	$10,594,885	$9,289,013	$9,262,698
Short-term borrowings	303,045	303,045	395,543	395,543
Long-term debt	423,377	394,490	452,733	418,069
Derivative instruments	36,890	36,890	35,010	35,010
Accrued interest payable	6,615	6,615	6,978	6,978

Condensed Parent Company Only Financial Statements (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Balance Sheets

Condensed Balance Sheets

December 31, 2012 and 2011

(Dollars in thousands)	2012	2011
Assets
Cash in bank	$63,207	$98,390
Investment in subsidiaries	1,506,671	1,434,101
Other assets	89,966	75,061

Total assets	$1,659,844	$1,607,552

Liabilities and Shareholders’ Equity
Liabilities	$129,976	$124,891
Shareholders’ equity	1,529,868	1,482,661

Total liabilities and shareholders’ equity	$1,659,844	$1,607,552

Condensed Statements Of Income

Condensed Statements of Income

Years Ended December 31, 2012, 2011 and 2010

(Dollars in thousands)	2012	2011	2010
Operating income
Dividends from bank subsidiary	$70,000	$—	$—
Reimbursement of management expenses	94,053	74,664	41,313
Other income	(836)	(1,176)	1,209

Total operating income	163,217	73,488	42,522
Operating expenses
Interest expense	3,427	2,101	3,865
Salaries and employee benefits expense	76,527	63,505	49,816
Other expenses	47,309	33,546	24,744

Total operating expenses	127,263	99,152	78,425

Income (loss) before income tax (expense) benefit and increase in equity in undistributed earnings of subsidiaries	35,954	(25,664)	(35,903)

Income tax benefit	11,842	8,219	12,113

Income (loss) before equity in undistributed earnings of subsidiaries	47,796	(17,445)	(23,790)
Equity in undistributed earnings of subsidiaries	28,599	70,983	72,616

Net income	76,395	53,538	48,826
Preferred stock dividends	—	—	—

Income available to common shareholders	$76,395	$53,538	$48,826

Condensed Statements Of Cash Flows

Condensed Statements of Cash Flows

Years Ended December 31, 2012, 2011, and 2010

(Dollars in thousands)	2012	2011	2010

Cash flows from operating activities
Net income	$76,395	$53,538	$48,826

Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	4,926	1,071	(892)
Net income of subsidiaries	(28,599)	(70,983)	(72,616)
Noncash compensation expense	9,907	9,114	7,797
Loss (gain) on sale of assets	7	—	(3)
Derivative (gains) losses on swaps	2	—	—
Cash retained from tax benefit associated with share-based payment arrangements	(1,221)	(1,454)	(637)
Other, net	(10,557)	(23,278)	(5,953)

Net cash provided by (used in) operating activities	50,860	(31,992)	(23,478)

Cash flows from investing activities
Cash received in excess of cash paid in acquisition	1,272	—	—
Proceeds from sale of premises and equipment	5	10	3
Purchases of premises and equipment	(4,173)	(3,655)	(4,586)
Capital contributed to subsidiary	(2,000)	(12,963)	(94,561)
Acquisition	—	—	(733)

Net cash used in investing activities	(4,896)	(16,608)	(99,877)

Cash flows from financing activities
Dividends paid to shareholders	(40,069)	(38,558)	(34,412)
Proceeds from long-term debt	—	—	—
Common stock issued	—	—	328,980
Repayments of long-term debt	(2,867)	(13,500)	—
Costs of issuance of common stock	—	—	—
Payments to repurchase common stock	(42,245)	(43,219)	(1,500)
Proceeds from sale of treasury stock for stock options exercised	2,813	6,807	1,631
Cash retained from tax benefit associated with share-based payment arrangements	1,221	1,454	637

Net cash (used in) provided by financing activities	(81,147)	(87,016)	295,336

Net (decrease) increase in cash and cash equivalents	(35,183)	(135,616)	171,981

Cash and cash equivalents at beginning of period	98,390	234,006	62,025

Cash and cash equivalents at end of period	$63,207	$98,390	$234,006

Quarterly Results Of Operations (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Quarterly Results Of Operations

(Dollars in thousands, except per share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Year Ended December 31, 2012

Total interest income	$109,187	$109,283	$111,951	$114,779
Total interest expense	17,326	16,111	15,225	14,789

Net interest income	91,861	93,172	96,726	99,990
Provision for credit losses	2,857	8,895	4,053	4,866

Net interest income after provision for loan losses	89,004	84,277	92,673	95,124
Gain (loss) on sale of investments, net	2,836	901	41	(4)
Other noninterest income	34,560	40,793	46,512	50,358
Noninterest expense	99,873	109,022	109,848	113,441

Income before income taxes	26,527	16,949	29,378	32,037
Income tax expense	7,134	4,389	8,144	8,829

Net income	$19,393	$12,560	21,234	$23,208
Preferred stock dividends	—	—	—	—

Income available to common shareholders	$19,393	$12,560	$21,234	$23,208
Earnings allocated to unvested restricted stock	(364)	(240)	(406)	(428)

Earnings available to common shareholders - Diluted	$19,029	$12,320	$20,828	$22,780

Earnings per share - basic	$0.66	$0.43	$0.73	$0.79
Earnings per share - diluted	0.66	0.43	0.73	0.79

(Dollars in thousands, except per share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Year ended December 31, 2011

Total interest income	$99,434	$97,127	$111,966	$111,799
Total interest expense	20,686	21,162	20,995	19,226

Net interest income	78,748	75,965	90,971	92,573
Provision for credit losses	5,471	9,990	6,127	4,278

Net interest income after provision for loan losses	73,277	65,975	84,844	88,295
Gain (Loss) on sale of investments, net	47	1,428	1,206	793
Other noninterest income	28,248	29,560	35,914	34,662
Noninterest expense	81,732	92,706	99,566	99,726

Income before income taxes	19,840	4,257	22,398	24,024
Income tax expense	5,193	(929)	6,051	6,667

Net income	$14,647	$5,186	16,347	$17,357
Preferred stock dividends	—	—	—	—

Income available to common shareholders	$14,647	$5,186	$16,347	$17,357
Earnings allocated to unvested restricted stock	(291)	(87)	(290)	(307)

Earnings available to common shareholders - Diluted	$14,356	$5,099	$16,057	$17,050

Earnings per share - basic	$0.54	$0.19	$0.55	$0.59
Earnings per share - diluted	0.54	0.18	0.54	0.59

Effect of Error Corrections on Statement of Cash Flows Quarterly Results

(Dollars in thousands)	As Previously Reported	Adjustment	As Adjusted

Selected Cash Flow Data

2012
For the Three Months Ended March 31, 2012
(Increase) decrease in other assets	$4,200	$684	$4,884
Net Cash (Used in) Provided by Operating Activities	54,243	684	54,927
Increase in loans receivable, net, excluding loans acquired	(101,618)	(684)	(102,302)
Net Cash (Used in) Provided by Investing Activities	$(46,994)	$(684)	$(47,678)

For the Six Months Ended June 30, 2012
(Increase) decrease in other assets	$(11,609)	$10,633	$(976)
Net Cash (Used in) Provided by Operating Activities	19,303	10,633	29,936
Increase in loans receivable, net, excluding loans acquired	(351,982)	(10,633)	(362,615)
Net Cash (Used in) Provided by Investing Activities	$(310,258)	$(10,633)	$(320,891)

For the Nine Months Ended September 30, 2012
(Increase) decrease in other assets	$(23,963)	$33,786	$9,823
Net Cash (Used in) Provided by Operating Activities	10,239	33,786	44,025
Increase in loans receivable, net, excluding loans acquired	(596,443)	(33,786)	(630,229)
Net Cash (Used in) Provided by Investing Activities	$(304,863)	$(33,786)	$(338,649)

2011
For the Three Months Ended March 31, 2011
(Increase) decrease in other assets	$4,918	$6,784	$11,702
Net Cash (Used in) Provided by Operating Activities	51,884	6,784	58,668
Increase in loans receivable, net, excluding loans acquired	(72,086)	(6,784)	(78,870)
Net Cash (Used in) Provided by Investing Activities	$(1,201)	$(6,784)	$(7,985)

For the Six Months Ended June 30, 2011
(Increase) decrease in other assets	$(23,018)	$26,706	$3,688
Net Cash (Used in) Provided by Operating Activities	42,598	26,706	69,304
Increase in loans receivable, net, excluding loans acquired	(275,961)	(26,706)	(302,667)
Net Cash (Used in) Provided by Investing Activities	$19,338	$(26,706)	$(7,368)

For the Nine Months Ended September 30, 2011
(Increase) decrease in other assets	$(29,742)	$30,184	$442
Net Cash (Used in) Provided by Operating Activities	(14,066)	30,184	16,118
Increase in loans receivable, net, excluding loans acquired	(322,254)	(30,184)	(352,438)
Net Cash (Used in) Provided by Investing Activities	$215,382	$(30,184)	$185,198

Summary Of Significant Accounting Policies (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 D	Dec. 31, 2011	Dec. 31, 2010
Summary Of Significant Accounting Policies [Line Items]
Required reserve cash balances	$ 2,555,000	$ 25,000
Number of days due to be considered for accrual interest on loans discontinued (in days)	90
Number of days due to be considered for accrual interest on loans discontinued for mortgage, credit card & personal loan (in days)	180
Rate lock period (days)	60
Amortized intangible assets average life (in years)	10 years
Company mortgage loans held for sale	267,475,000
Property write-downs included in earnings	$ 6,409,000	$ 7,250,000	$ 2,943,000
Customer Relationship [Member]
Summary Of Significant Accounting Policies [Line Items]
Amortized intangible assets average life (in years)	9 years 6 months
Minimum [Member] | Buildings [Member]
Summary Of Significant Accounting Policies [Line Items]
Premises and equipment, useful life	10 years
Minimum [Member] | Furniture, Fixtures And Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Premises and equipment, useful life	3 years
Maximum [Member] | Buildings [Member]
Summary Of Significant Accounting Policies [Line Items]
Premises and equipment, useful life	40 years
Maximum [Member] | Furniture, Fixtures And Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Premises and equipment, useful life	15 years
IBERIABANK Corporation [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of states in which entity operates	6
IBERIABANK Mortgage Company [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of states in which entity operates	12

Summary Of Significant Accounting Policies (Effect Of Correction On Consolidated Statements Of Cash Flows) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012 As Previously Reported [Member]	Mar. 31, 2011 As Previously Reported [Member]	Jun. 30, 2012 As Previously Reported [Member]	Jun. 30, 2011 As Previously Reported [Member]	Sep. 30, 2012 As Previously Reported [Member]	Sep. 30, 2011 As Previously Reported [Member]	Dec. 31, 2011 As Previously Reported [Member]	Dec. 31, 2010 As Previously Reported [Member]	Mar. 31, 2012 Adjustment [Member]	Mar. 31, 2011 Adjustment [Member]	Jun. 30, 2012 Adjustment [Member]	Jun. 30, 2011 Adjustment [Member]	Sep. 30, 2012 Adjustment [Member]	Sep. 30, 2011 Adjustment [Member]	Dec. 31, 2011 Adjustment [Member]	Dec. 31, 2010 Adjustment [Member]	Mar. 31, 2012 Restated [Member]	Mar. 31, 2011 Restated [Member]	Jun. 30, 2012 Restated [Member]	Jun. 30, 2011 Restated [Member]	Sep. 30, 2012 Restated [Member]	Sep. 30, 2011 Restated [Member]	Dec. 31, 2011 Restated [Member]	Dec. 31, 2010 Restated [Member]
(Increase) decrease in other assets	$ 7,437	$ (4,200)	$ (4,918)	$ 11,609	$ 23,018	$ 23,963	$ 29,742	$ (51,549)	$ 163,741	$ (684)	$ (6,784)	$ (10,633)	$ (26,706)	$ (33,786)	$ (30,184)	$ 57,121	$ 64,922	$ (4,884)	$ (11,702)	$ 976	$ (3,688)	$ (9,823)	$ (442)	$ 5,572	$ 228,663
Net Cash (Used in) Provided by Operating Activities	(12,188)	54,243	51,884	19,303	42,598	10,239	(14,066)	(41,363)	149,724	684	6,784	10,633	26,706	33,786	30,184	57,121	64,922	54,927	58,668	29,936	69,304	44,025	16,118	15,758	214,646
Increase in loans receivable, net, excluding loans acquired	(870,577)	101,618	72,086	351,982	275,961	596,443	322,254	(503,514)	(58,373)	684	6,784	10,633	26,706	33,786	30,184	(57,121)	(64,922)	102,302	78,870	362,615	302,667	630,229	352,438	(560,635)	(123,295)
Net Cash (Used in) Provided by Investing Activities	$ (527,676)	$ (46,994)	$ (1,201)	$ (310,258)	$ 19,338	$ (304,863)	$ 215,382	$ 82,853	$ 7,617	$ (684)	$ (6,784)	$ (10,633)	$ (26,706)	$ (33,786)	$ (30,184)	$ (57,121)	$ (64,922)	$ (47,678)	$ (7,985)	$ (320,891)	$ (7,368)	$ (338,649)	$ 185,198	$ 25,732	$ (57,305)

Earnings Per Share (Schedule Showing Calculation Of Basic And Diluted Earnings Per Share) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Earnings Per Share, Basic And Diluted, By Common Class, Including Two Class Method [Line Items]
Income available to common shareholders	$ 23,208	$ 21,234	$ 12,560	$ 19,393	$ 17,357	$ 16,347	$ 5,186	$ 14,647	$ 76,395		$ 53,538		$ 48,826
Distributed and undistributed earnings to common shareholders - Basic									74,952		52,550		47,845
Distributed and undistributed earnings to common shareholders - Diluted									74,958		52,571		47,855
Weighted average shares outstanding - Basic									29,454,084	[1]	28,500,420	[1]	25,681,266	[1]
Weighted average shares outstanding - Diluted									28,957,696		28,141,300		25,394,120
Earnings per common share - Basic	$ 0.79	$ 0.73	$ 0.43	$ 0.66	$ 0.59	$ 0.55	$ 0.19	$ 0.54	$ 2.59		$ 1.88		$ 1.9
Earnings per common share - Diluted	$ 0.79	$ 0.73	$ 0.43	$ 0.66	$ 0.59	$ 0.54	$ 0.18	$ 0.54	$ 2.59		$ 1.87		$ 1.88
Weighted average basic shares outstanding, unvested restricted stock									552,609		484,361		498,692
Unvested Restricted Stock [Member]
Earnings Per Share, Basic And Diluted, By Common Class, Including Two Class Method [Line Items]
Distributed and undistributed earnings to unvested restricted stock									(1,443)		(988)		(981)
Undistributed earnings reallocated to unvested restricted stock									$ 6		$ 21		$ 10
Earnings per common share - Basic									$ 2.61		$ 2.04		$ 1.97
Earnings per common share - Diluted									$ 2.6		$ 2		$ 1.95

[1]	Weighted average basic shares outstanding include 552,609, 484,361, and 498,692 shares of unvested restricted stock for the years ended December 31, 2012, 2011, and 2010, respectively.

Earnings Per Share (Schedule Of Basic Earnings Per Common Share) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distributed earnings									$ 39,349	$ 38,681	$ 35,772
Undistributed earnings									35,603	13,869	12,073
Total earnings to common shareholders									74,952	52,550	47,845
Distributed earnings									$ 1.36	$ 1.38	$ 1.42
Undistributed earnings									$ 1.23	$ 0.5	$ 0.48
Total earnings per common share - Basic	$ 0.79	$ 0.73	$ 0.43	$ 0.66	$ 0.59	$ 0.55	$ 0.19	$ 0.54	$ 2.59	$ 1.88	$ 1.9
Unvested Restricted Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distributed earnings									758	727	733
Undistributed earnings									685	261	248
Total earnings allocated to restricted stock									$ 1,443	$ 988	$ 981
Distributed earnings									$ 1.37	$ 1.5	$ 1.47
Undistributed earnings									$ 1.24	$ 0.54	$ 0.5
Total earnings per common share - Basic									$ 2.61	$ 2.04	$ 1.97

Earnings Per Share (Narrative) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share Basic And Diluted [Line Items]
Weighted average number of shares, Recognition and Retention Plan	612,097	571,262	560,767
Weighted average number of shares, treasury stock	1,964,825	1,300,222	1,256,418
Stock options having antidilutive effect on earnings per share	752,188	542,716	477,665

Acquisition And Disposition Activity (Narrative) (Detail) (USD $)	12 Months Ended			12 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Branch Dispositions [Member]	Dec. 31, 2012 Florida Gulf Bancorp, Inc. [Member] Office	May 31, 2011 Omni Bancshares, Inc. [Member] Office	May 31, 2011 Cameron Bancshares, Inc. [Member] Office ATM	Jun. 14, 2011 Florida Trust Company [Member]
Business Acquisition [Line Items]
Number of branch offices of acquired				8
Common stock, share value outstanding				23
Business acquisition, contingent consideration				$ 45,339,000	$ 46,407,000	$ 143,241,000
Goodwill		52,000		32,420,000	63,756,000	71,417,000
Business combination, effective date of acquisition	Jul 31, 2012
Number of branch offices acquired					14	22
Number of ATMs						48
Purchase consideration paid							700,000
Contingent payment for the acquisition of assets							670,000
Resulted additional intangible assets included in Company's consolidated balance sheet		1,400,000
Properties book value in OREO	$ 121,536,000	$ 125,046,000	$ 4,214,000,000

Acquisition And Disposition Activity (Schedule Of Acquisition Consideration) (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2012 Florida Gulf Bancorp, Inc. [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common Stock issued, shares		754,334
Options issued, shares		32,863
Common Stock issued, Amount		$ 37,210,000
Options issued, Amount		651,000
Total Equity Consideration		37,861,000
Change in Control Payments		1,342,000
Cash		4,625,000
Contingent Consideration		1,511,000
Total Non-Equity Consideration		7,478,000
Total Consideration Paid		45,339,000
Fair Value of Net Assets Assumed including Identifiable Intangible Assets		(12,919,000)
Goodwill	$ 52,000	$ 32,420,000

Acquisition And Disposition Activity (Schedule Of Business Acquisitions) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 As Acquired [Member] Florida Gulf Bancorp, Inc. [Member]	Dec. 31, 2012 Preliminary Fair Value Adjustments [Member] Florida Gulf Bancorp, Inc. [Member]		Dec. 31, 2012 As Recorded by IBERIABANK [Member] Florida Gulf Bancorp, Inc. [Member]	May 31, 2011 Omni Bancshares, Inc. [Member]	May 31, 2011 Cameron Bancshares, Inc. [Member]	Jun. 14, 2011 Florida Trust Company [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		$ 83,874	$ 37,050			$ 37,050	$ 54,683	$ 29,191
Investment securities		314,704	57,162	(321)	[1]	56,841	91,019	223,685
Loans		823,521	244,485	(28,734)	[2]	215,751	441,447	382,074
Other real estate owned		16,648	770	(216)	[3]	554	16,253	395
Deferred tax asset		44,741	1,446	11,454	[4]	12,900	33,625	11,116
Other assets		83,571	19,871	(3,301)	[5]	16,570	43,641	38,582	1,348
Total Assets		1,373,066	360,784	(21,118)		339,666	681,497	690,221	1,348
Interest-bearing deposits		909,335	228,050	405	[6]	228,455	506,427	402,908
Noninterest-bearing deposits		293,544	57,578			57,578	129,181	164,363
Borrowings		107,366	39,188	1,039	[7]	40,227	58,364	49,002
Other liabilities		6,998	487			487	4,874	2,124
Total Liabilities		1,317,243	325,303	1,444		326,747	698,846	618,397
Estimated life of portfolio on interest expenses declining basis (in months)	60 months
Core deposit intangible		$ 6,007					$ 829	$ 5,178

[1]	The adjustment represents the write down of the book value of Florida Gulf's investments to their estimated fair value based on fair values on the date of acquisition.
[2]	The adjustment represents the write down of the book value of Florida Gulf's loans to their estimated fair value based on current interest rates and expected cash flows which includes estimates of expected credit losses inherent in the portfolio.
[3]	The adjustment represents the write down of the book value of Florida Gulf's OREO properties to their estimated fair value at the acquisition date based on their appraised value, as adjusted for costs to sell.
[4]	The adjustment represents the deferred tax asset recognized on the fair value adjustments of Florida Gulf's acquired assets and assumed liabilities.
[5]	The adjustment represents the write down of the book value of Florida Gulf's property, equipment, and other assets to their estimated fair value at the acquisition date based on their appraised value.
[6]	The adjustment is necessary because the weighted average interest rate of Florida Gulf's CDs exceeded the cost of similar funding at the time of acquisition. The fair value adjustment will be amortized to reduce interest expense over the life of the portfolio, which is estimated at 60 months.
[7]	The adjustment is necessary because the interest rate of Florida Gulf's fixed rate borrowings exceeded current interest rates on similar borrowings.

Acquisition And Disposition Activity (Supplemental Pro Forma Information) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Interest and noninterest income	$ 630,776	$ 568,689
Net income	$ 77,372	$ 54,800
Earnings per share - basic	$ 2.59	$ 1.87
Earnings per share - diluted	$ 2.58	$ 1.86

Acquisition And Disposition Activity (Schedule Of Branch Closure Costs) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Business Acquisition [Line Items]
Employee termination	$ 477
Lease and contract termination	20
Property and equipment impairment	2,743
Accelerated depreciation	576
Total	$ 3,816

Investment Securities (Schedule Of Amortized Cost And Fair Values Of Investment Securities, With Gross Unrealized Gains And Losses) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Securities Available-for-sale And Held To Maturity [Line Items]
Securities held to maturity, Amortized Cost	$ 205,062	$ 192,764
Securities held to maturity, Gross Unrealized Gains	6,702	6,403
Securities held to maturity, Gross Unrealized Losses	(266)	(57)
Securities held to maturity, Estimated Fair Value	211,498	199,110
Securities available for sale, Amortized Cost	1,706,916	1,765,597
Securities available for sale, Gross Unrealized Gains	40,134	40,528
Securities available for sale, Gross Unrealized Losses	(2,046)	(920)
Securities available for sale, Estimated Fair Value	1,745,004	1,805,205
U.S. Government-Sponsored Enterprises Obligations [Member]
Schedule of Securities Available-for-sale And Held To Maturity [Line Items]
Securities held to maturity, Amortized Cost	69,949	85,172
Securities held to maturity, Gross Unrealized Gains	1,244	1,921
Securities held to maturity, Gross Unrealized Losses
Securities held to maturity, Estimated Fair Value	71,193	87,093
Securities available for sale, Amortized Cost	281,746	336,859
Securities available for sale, Gross Unrealized Gains	4,364	5,633
Securities available for sale, Gross Unrealized Losses	(386)	(4)
Securities available for sale, Estimated Fair Value	285,724	342,488
Obligations Of State And Political Subdivisions [Member]
Schedule of Securities Available-for-sale And Held To Maturity [Line Items]
Securities held to maturity, Amortized Cost	88,909	81,053
Securities held to maturity, Gross Unrealized Gains	4,730	3,682
Securities held to maturity, Gross Unrealized Losses	(113)	(57)
Securities held to maturity, Estimated Fair Value	93,526	84,678
Securities available for sale, Amortized Cost	120,680	137,503
Securities available for sale, Gross Unrealized Gains	6,573	6,500
Securities available for sale, Gross Unrealized Losses	(178)	(198)
Securities available for sale, Estimated Fair Value	127,075	143,805
Mortgage Backed Securities[Member]
Schedule of Securities Available-for-sale And Held To Maturity [Line Items]
Securities held to maturity, Amortized Cost	46,204	26,539
Securities held to maturity, Gross Unrealized Gains	728	800
Securities held to maturity, Gross Unrealized Losses	(153)
Securities held to maturity, Estimated Fair Value	46,779	27,339
Securities available for sale, Amortized Cost	1,303,030	1,289,775
Securities available for sale, Gross Unrealized Gains	29,108	28,317
Securities available for sale, Gross Unrealized Losses	(1,482)	(718)
Securities available for sale, Estimated Fair Value	1,330,656	1,317,374
Other Securities [Member]
Schedule of Securities Available-for-sale And Held To Maturity [Line Items]
Securities available for sale, Amortized Cost	1,460	1,460
Securities available for sale, Gross Unrealized Gains	89	78
Securities available for sale, Gross Unrealized Losses
Securities available for sale, Estimated Fair Value	$ 1,549	$ 1,538

Investment Securities (Schedule Of Exposure To Investment Security Issuers Exceed Ten Percentage Of Shareholders' Equity) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Line Items]
Amortized Cost	$ 1,706,916	$ 1,765,597
Three Investment Security Issuers Exceeding 10% Of Shareholders' Equity [Member]
Schedule of Investments [Line Items]
Amortized Cost	1,620,558
Market Value	1,651,492
Three Investment Security Issuers Exceeding 10% Of Shareholders' Equity [Member] | Federal National Mortgage Association (Fannie Mae) [Member]
Schedule of Investments [Line Items]
Amortized Cost	911,752
Market Value	930,452
Three Investment Security Issuers Exceeding 10% Of Shareholders' Equity [Member] | Government National Mortgage Association (Ginnie Mae) [Member]
Schedule of Investments [Line Items]
Amortized Cost	205,389
Market Value	209,692
Three Investment Security Issuers Exceeding 10% Of Shareholders' Equity [Member] | Federal Home Loan Mortgage Corporation (Freddie Mac) [Member]
Schedule of Investments [Line Items]
Amortized Cost	503,417
Market Value	$ 511,348

Investment Securities (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Securities Available-for-sale And Held To Maturity [Line Items]
Pledged securities, carrying values	$ 1,712,860,000	$ 1,698,943,000
Number of debt securities, held	49	50
Unrealized losses on debt securities, percent of amortized cost	0.85%	0.50%
Unrealized losses on debt securities, percent of Company's total amortized cost	0.12%	0.10%
Number of debt securities having unrealized losses	49	50
Number of securities recorded with an aggregate amortized cost	3	12
Number of securities, continuous unrealized loss position, twelve months or longer, fair value	3	12
Available-for-sale securities, amortized cost basis	5,200,000	24,453,000
Unrealized loss on securities	$ 187,000	$ 391,000
Unrated revenue municipal bond		1
Impairment of par value bond, percentage		50.00%
Fannie Mae And Freddie Mac Securities Rated AAA [Member]
Schedule of Securities Available-for-sale And Held To Maturity [Line Items]
Number of securities issued		12
Fannie Mae And Freddie Mac Securities Rated AAA [Member] | Maximum [Member]
Schedule of Securities Available-for-sale And Held To Maturity [Line Items]
Number of securities issued	3
Fannie Mae And Freddie Mac Securities Rated AAA [Member] | Minimum [Member]
Schedule of Securities Available-for-sale And Held To Maturity [Line Items]
Number of securities issued	2

Investment Securities (Schedule Of Securities With Gross Unrealized Losses Aggregated By Investment Category) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Securities Available-for-sale And Held To Maturity [Line Items]
Securities available for sale, Less Than Twelve Months, Gross Unrealized Losses	$ (1,859)	$ (560)
Securities available for sale, Less Than Twelve Months, Fair Value	239,768	158,903
Securities available for sale, Over Twelve Months, Gross Unrealized Losses	(187)	(360)
Securities available for sale, Over Twelve Months, Fair Value	5,013	22,764
Securities available for sale, Gross Unrealized Losses, Total	(2,046)	(920)
Securities available for sale, Fair Value, Total	244,781	181,667
Securities held to maturity, Less Than Twelve Months, Gross Unrealized Losses	(266)	(26)
Securities held to maturity, Less Than Twelve Months, Fair Value	24,504	2,354
Securities held to maturity, Over Twelve Months, Gross Unrealized Losses		(31)
Securities held to maturity, Over Twelve Months, Fair Value		1,297
Securities held to maturity, Gross Unrealized Losses, Total	(266)	(57)
Securities held to maturity, Fair Value, Total	24,504	3,651
U.S. Government-Sponsored Enterprises Obligations [Member]
Schedule of Securities Available-for-sale And Held To Maturity [Line Items]
Securities available for sale, Less Than Twelve Months, Gross Unrealized Losses	(386)	(4)
Securities available for sale, Less Than Twelve Months, Fair Value	59,741	9,996
Securities available for sale, Over Twelve Months, Gross Unrealized Losses
Securities available for sale, Over Twelve Months, Fair Value
Securities available for sale, Gross Unrealized Losses, Total	(386)	(4)
Securities available for sale, Fair Value, Total	59,741	9,996
Securities held to maturity, Less Than Twelve Months, Gross Unrealized Losses
Securities held to maturity, Less Than Twelve Months, Fair Value
Securities held to maturity, Over Twelve Months, Gross Unrealized Losses
Securities held to maturity, Over Twelve Months, Fair Value
Securities held to maturity, Gross Unrealized Losses, Total
Securities held to maturity, Fair Value, Total
Obligations Of State And Political Subdivisions [Member]
Schedule of Securities Available-for-sale And Held To Maturity [Line Items]
Securities available for sale, Less Than Twelve Months, Gross Unrealized Losses		(11)
Securities available for sale, Less Than Twelve Months, Fair Value		1,104
Securities available for sale, Over Twelve Months, Gross Unrealized Losses	(178)	(187)
Securities available for sale, Over Twelve Months, Fair Value	1,094	1,085
Securities available for sale, Gross Unrealized Losses, Total	(178)	(198)
Securities available for sale, Fair Value, Total	1,094	2,189
Securities held to maturity, Less Than Twelve Months, Gross Unrealized Losses	(113)	(26)
Securities held to maturity, Less Than Twelve Months, Fair Value	8,242	2,354
Securities held to maturity, Over Twelve Months, Gross Unrealized Losses		(31)
Securities held to maturity, Over Twelve Months, Fair Value		1,297
Securities held to maturity, Gross Unrealized Losses, Total	(113)	(57)
Securities held to maturity, Fair Value, Total	8,242	3,651
Mortgage Backed Securities[Member]
Schedule of Securities Available-for-sale And Held To Maturity [Line Items]
Securities available for sale, Less Than Twelve Months, Gross Unrealized Losses	(1,473)	(545)
Securities available for sale, Less Than Twelve Months, Fair Value	180,027	147,803
Securities available for sale, Over Twelve Months, Gross Unrealized Losses	(9)	(173)
Securities available for sale, Over Twelve Months, Fair Value	3,919	21,679
Securities available for sale, Gross Unrealized Losses, Total	(1,482)	(718)
Securities available for sale, Fair Value, Total	183,946	169,482
Securities held to maturity, Less Than Twelve Months, Gross Unrealized Losses	(153)
Securities held to maturity, Less Than Twelve Months, Fair Value	16,262
Securities held to maturity, Over Twelve Months, Gross Unrealized Losses
Securities held to maturity, Over Twelve Months, Fair Value
Securities held to maturity, Gross Unrealized Losses, Total	(153)
Securities held to maturity, Fair Value, Total	$ 16,262

Investment Securities (Schedule Of Other-Than-Temporarily Impaired Investment Security Portion Of Unrealized Loss Recognized In Other Comprehensive Income) (Detail) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Balance, beginning of period	$ (1,273)	$ (764)	$ (247)
Credit losses on securities not previously considered other-than-temporarily impaired			(517)
Credit losses on securities for which OTTI was previously recognized		(509)
Reduction for securities sold/settle during the period
Balance, end of period	$ (1,273)	$ (1,273)	$ (764)

Investment Securities (Schedule Of Amortized Cost And Estimated Fair Value By Maturity Of Investment Securities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Securities Available for Sale, Weighted Average Yield, Within one year or less	1.52%
Securities Available for Sale, Weighted Average Yield, One through five years	1.85%
Securities Available for Sale, Weighted Average Yield, After five through ten years	2.14%
Securities Available for Sale, Weighted Average Yield, Over ten years	1.78%
Securities Available for Sale, Weighted Average Yield, Totals	1.89%
Securities Available for Sale, Amortized Cost, Within one year or less	$ 18,409
Securities Available for Sale, Amortized Cost, One through five years	138,725
Securities Available for Sale, Amortized Cost, After five through ten years	518,218
Securities Available for Sale, Amortized Cost, Over ten years	1,031,564
Securities Available for Sale, Amortized Cost, Totals	1,706,916
Securities Available for Sale, Fair Value, Within one year or less	18,541
Securities Available for Sale, Fair Value, One through five years	141,448
Securities Available for Sale, Fair Value, After five through ten years	532,684
Securities Available for Sale, Fair Value, Over ten years	1,052,331
Securities Available for Sale, Fair Value, Totals	1,745,004
Securities Held to Maturity, Weighted Average Yield, Within one year or less	1.61%
Securities Held to Maturity, Weighted Average Yield, One through five years	2.04%
Securities Held to Maturity, Weighted Average Yield, After five through ten years	2.50%
Securities Held to Maturity, Weighted Average Yield, Over ten years	2.98%
Securities Held to Maturity, Weighted Average Yield, Totals	2.52%
Securities Held to Maturity, Amortized Cost, Within one year or less	20,797
Securities Held to Maturity, Amortized Cost, One through five years	56,358
Securities Held to Maturity, Amortized Cost, After five through ten years	26,215
Securities Held to Maturity, Amortized Cost, Over ten years	101,692
Securities Held to Maturity, Amortized Cost, Totals	205,062
Securities Held to Maturity, Fair Value, Within one year or less	20,916
Securities Held to Maturity, Fair Value, One through five years	57,708
Securities Held to Maturity, Fair Value, After five through ten years	27,500
Securities Held to Maturity, Fair Value, Over ten years	105,374
Securities Held to Maturity, Fair Value, Totals	$ 211,498

Investment Securities (Schedule Of Realized Gains And Losses From Sale Of Securities Classified As Available For Sale) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gain (Loss) on Investments [Line Items]
Realized gains	$ 3,754	$ 3,429	$ 5,172
Realized losses	(15)	(7)
Net realized gains	$ 3,739	$ 3,422	$ 5,172

Investment Securities (Schedule Of Securities In Other Assets On Company's Consolidated Balance Sheets) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Trading Securities and Other Trading Assets [Line Items]
Federal Home Loan Bank (FHLB) stock	$ 16,860	$ 32,145
Federal Reserve Bank (FRB) stock	28,155	26,809
Other investments	302	302
Total equity securities	46,216	60,155
First National Bankers Bankshares Inc [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
First National Bankers Bankshares, Inc. (FNBB) stock	$ 899	$ 899

Loans Receivable (Schedule Of Loans Receivable) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans Receivable [Line Items]
Total loans receivable	$ 8,498,580	$ 7,388,037
Residential Mortgage Loans [Member]
Loans Receivable [Line Items]
Total loans receivable	477,204	538,500
Residential Mortgage Loans [Member] | Residential 1-4 Family [Member]
Loans Receivable [Line Items]
Total loans receivable	471,183	522,357
Residential Mortgage Loans [Member] | Construction/ Owner Occupied [Member]
Loans Receivable [Line Items]
Total loans receivable	6,021	16,143
Commercial Loans [Member]
Loans Receivable [Line Items]
Total loans receivable	6,169,261	5,369,125
Commercial Loans [Member] | Real Estate [Member]
Loans Receivable [Line Items]
Total loans receivable	3,631,543	3,363,891
Commercial Loans [Member] | Business [Member]
Loans Receivable [Line Items]
Total loans receivable	2,537,718	2,005,234
Consumer And Other Loans [Member]
Loans Receivable [Line Items]
Total loans receivable	1,852,115	1,480,412
Consumer And Other Loans [Member] | Indirect Automobile [Member]
Loans Receivable [Line Items]
Total loans receivable	327,985	261,896
Consumer And Other Loans [Member] | Home Equity [Member]
Loans Receivable [Line Items]
Total loans receivable	1,251,125	1,019,110
Consumer And Other Loans [Member] | Other [Member]
Loans Receivable [Line Items]
Total loans receivable	$ 273,005	$ 199,406

Loans Receivable (Narrative) (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans Receivable [Line Items]
Percentage of covered loan loss, covered under loss share agreements	80.00%
Number of acquisitions	4
Deferred loan origination fees		$ 14,040,000	$ 9,422,000
Deferred loan expenses		5,270,000	4,828,000
Deposit liabilities reclassified as loans receivable		3,231,000	1,646,000
Loans with carrying value pledged to secure public deposits and other borrowings		1,504,512,000	1,112,214,000
Interest income, nonaccrual loans		3,193,000	4,113,000	2,198,000
Non-covered troubled debt restructurings modified during the current period		4,649,000	10,567,000
Total TDRs		17,710,000	23,953,000
CSB, Orion and Century [Member]
Loans Receivable [Line Items]
Percentage of covered loan losses that exceeds the threshold, covered under loss share agreements	95.00%
Sterling Bank [Member]
Loans Receivable [Line Items]
Percentage of covered loan losses that exceeds the threshold, covered under loss share agreements	80.00%
Troubled Debt Restructurings [Member]
Loans Receivable [Line Items]
Total TDRs		$ 17,710,000	$ 23,953,000

Loans Receivable (Schedule Of Non-Covered Loans Outstanding) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans Receivable [Line Items]
Total non-covered loans receivable	$ 7,405,824	$ 6,053,588
Non-Covered Loans [Member]
Loans Receivable [Line Items]
Total non-covered loans receivable	7,405,824	6,053,588
Non-Covered Loans [Member] | Residential Mortgage Loans [Member]
Loans Receivable [Line Items]
Total non-covered loans receivable	290,040	283,113
Non-Covered Loans [Member] | Residential Mortgage Loans [Member] | Residential 1-4 Family [Member]
Loans Receivable [Line Items]
Total non-covered loans receivable	284,019	266,970
Non-Covered Loans [Member] | Residential Mortgage Loans [Member] | Construction/ Owner Occupied [Member]
Loans Receivable [Line Items]
Total non-covered loans receivable	6,021	16,143
Non-Covered Loans [Member] | Commercial Loans [Member]
Loans Receivable [Line Items]
Total non-covered loans receivable	5,441,367	4,487,510
Non-Covered Loans [Member] | Commercial Loans [Member] | Real Estate [Member]
Loans Receivable [Line Items]
Total non-covered loans receivable	2,990,700	2,591,014
Non-Covered Loans [Member] | Commercial Loans [Member] | Business [Member]
Loans Receivable [Line Items]
Total non-covered loans receivable	2,450,667	1,896,496
Non-Covered Loans [Member] | Consumer And Other Loans [Member]
Loans Receivable [Line Items]
Total non-covered loans receivable	1,674,417	1,282,965
Non-Covered Loans [Member] | Consumer And Other Loans [Member] | Indirect Automobile [Member]
Loans Receivable [Line Items]
Total non-covered loans receivable	327,985	261,896
Non-Covered Loans [Member] | Consumer And Other Loans [Member] | Home Equity [Member]
Loans Receivable [Line Items]
Total non-covered loans receivable	1,076,913	826,463
Non-Covered Loans [Member] | Consumer And Other Loans [Member] | Other [Member]
Loans Receivable [Line Items]
Total non-covered loans receivable	$ 269,519	$ 194,606

Loans Receivable (Schedule Of Aging Of Non-Covered Loans) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Non-Covered Loans Excluding Acquired Loans [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days	$ 10,345	[1]	$ 7,329	[1]
Past Due, 60-89 days	2,447	[1]	1,786	[1]
Past Due, Greater than 90 days	49,288	[1]	56,295	[1]
Total past due	62,080		65,410
Current	6,685,425		5,284,016
Total non-covered loans, net of unearned income	6,747,505		5,349,426
Recorded investment > 90 days and accruing	1,371		1,841
Non-Covered Loans Excluding Acquired Loans [Member] | Residential Mortgage Loans [Member] | Mortgage - Prime [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days	662	[1]	731	[1]
Past Due, 60-89 days	1,156	[1]	325	[1]
Past Due, Greater than 90 days	9,168	[1]	6,009	[1]
Total past due	10,986		7,065
Current	185,843		271,534
Total non-covered loans, net of unearned income	196,829		278,599
Recorded investment > 90 days and accruing	801		1,099
Non-Covered Loans Excluding Acquired Loans [Member] | Residential Mortgage Loans [Member] | Mortgage - Subprime [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days		[1]		[1]
Past Due, 60-89 days		[1]		[1]
Past Due, Greater than 90 days		[1]		[1]
Total past due
Current	60,454
Total non-covered loans, net of unearned income	60,454
Recorded investment > 90 days and accruing
Non-Covered Loans Excluding Acquired Loans [Member] | Commercial Loans [Member] | Commercial Real Estate Construction [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days	60	[1]	266	[1]
Past Due, 60-89 days		[1]		[1]
Past Due, Greater than 90 days	5,479	[1]	2,582	[1]
Total past due	5,539		2,848
Current	288,137		273,824
Total non-covered loans, net of unearned income	293,676		276,672
Recorded investment > 90 days and accruing
Non-Covered Loans Excluding Acquired Loans [Member] | Commercial Loans [Member] | Commercial Real Estate - Other [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days	3,590	[1]	880	[1]
Past Due, 60-89 days		[1]	54	[1]
Past Due, Greater than 90 days	23,559	[1]	34,087	[1]
Total past due	27,149		35,021
Current	2,224,495		1,778,235
Total non-covered loans, net of unearned income	2,251,644		1,813,256
Recorded investment > 90 days and accruing	83		636
Non-Covered Loans Excluding Acquired Loans [Member] | Commercial Loans [Member] | Commercial Business [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days	1,430	[1]	302	[1]
Past Due, 60-89 days	13	[1]	277	[1]
Past Due, Greater than 90 days	3,687	[1]	6,642	[1]
Total past due	5,130		7,221
Current	2,362,304		1,793,959
Total non-covered loans, net of unearned income	2,367,434		1,801,180
Recorded investment > 90 days and accruing	329		20
Non-Covered Loans Excluding Acquired Loans [Member] | Consumer And Other Loans [Member] | Indirect Automobile [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days	1,624	[1]	1,232	[1]
Past Due, 60-89 days	326	[1]	159	[1]
Past Due, Greater than 90 days	868	[1]	994	[1]
Total past due	2,818		2,385
Current	320,148		248,070
Total non-covered loans, net of unearned income	322,966		250,455
Recorded investment > 90 days and accruing
Non-Covered Loans Excluding Acquired Loans [Member] | Consumer And Other Loans [Member] | Home Equity [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days	2,283	[1]	3,102	[1]
Past Due, 60-89 days	796	[1]	717	[1]
Past Due, Greater than 90 days	5,793	[1]	4,955	[1]
Total past due	8,872		8,774
Current	991,766		741,968
Total non-covered loans, net of unearned income	1,000,638		750,742
Recorded investment > 90 days and accruing	158		82
Non-Covered Loans Excluding Acquired Loans [Member] | Consumer And Other Loans [Member] | Credit Card [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days	130	[1]	467	[1]
Past Due, 60-89 days	51	[1]	107	[1]
Past Due, Greater than 90 days	424	[1]	403	[1]
Total past due	605		977
Current	51,117		46,786
Total non-covered loans, net of unearned income	51,722		47,763
Recorded investment > 90 days and accruing
Non-Covered Loans Excluding Acquired Loans [Member] | Consumer And Other Loans [Member] | Other [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days	566	[1]	349	[1]
Past Due, 60-89 days	105	[1]	147	[1]
Past Due, Greater than 90 days	310	[1]	623	[1]
Total past due	981		1,119
Current	201,161		129,640
Total non-covered loans, net of unearned income	202,142		130,759
Recorded investment > 90 days and accruing			4
Non-Covered Acquired Loans [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days	10,502	[2]	11,242	[2]
Past Due, 60-89 days	2,499	[2]	4,845	[2]
Past Due, Greater than 90 days	52,781	[2]	39,237	[2]
Total past due	65,782		55,324
Current	675,692		720,636
Discount	(83,155)		(71,798)
Total non-covered loans, net of unearned income	658,319		704,162
Recorded investment > 90 days and accruing	52,781	[2]	39,237	[2]
Non-Covered Acquired Loans [Member] | Residential Mortgage Loans [Member] | Mortgage - Prime [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days		[2]	124	[2]
Past Due, 60-89 days		[2]	60	[2]
Past Due, Greater than 90 days	779	[2]	185	[2]
Total past due	779		369
Current	30,663		4,145
Discount	1,315
Total non-covered loans, net of unearned income	32,757		4,514
Recorded investment > 90 days and accruing	779	[2]	185	[2]
Non-Covered Acquired Loans [Member] | Residential Mortgage Loans [Member] | Mortgage - Subprime [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days		[2]		[2]
Past Due, 60-89 days		[2]		[2]
Past Due, Greater than 90 days		[2]		[2]
Total past due
Current
Discount
Total non-covered loans, net of unearned income
Recorded investment > 90 days and accruing		[2]		[2]
Non-Covered Acquired Loans [Member] | Commercial Loans [Member] | Commercial Real Estate Construction [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days	369	[2]	629	[2]
Past Due, 60-89 days		[2]		[2]
Past Due, Greater than 90 days	4,067	[2]	3,755	[2]
Total past due	4,436		4,384
Current	29,098		61,705
Discount	(3,968)		(6,458)
Total non-covered loans, net of unearned income	29,566		59,631
Recorded investment > 90 days and accruing	4,067	[2]	3,755	[2]
Non-Covered Acquired Loans [Member] | Commercial Loans [Member] | Commercial Real Estate - Other [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days	5,971	[2]	7,213	[2]
Past Due, 60-89 days	1,572	[2]	4,036	[2]
Past Due, Greater than 90 days	38,987	[2]	29,725	[2]
Total past due	46,530		40,974
Current	426,339		448,288
Discount	(57,055)		(47,808)
Total non-covered loans, net of unearned income	415,814		441,454
Recorded investment > 90 days and accruing	38,987	[2]	29,725	[2]
Non-Covered Acquired Loans [Member] | Commercial Loans [Member] | Commercial Business [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days	1,410	[2]	183	[2]
Past Due, 60-89 days	524	[2]	69	[2]
Past Due, Greater than 90 days	3,953	[2]	639	[2]
Total past due	5,887		891
Current	89,490		105,796
Discount	(12,144)		(11,371)
Total non-covered loans, net of unearned income	83,233		95,316
Recorded investment > 90 days and accruing	3,953	[2]	639	[2]
Non-Covered Acquired Loans [Member] | Consumer And Other Loans [Member] | Indirect Automobile [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days	171	[2]	171	[2]
Past Due, 60-89 days	4	[2]	10	[2]
Past Due, Greater than 90 days	146	[2]	258	[2]
Total past due	321		439
Current	4,698		10,813
Discount			189
Total non-covered loans, net of unearned income	5,019		11,441
Recorded investment > 90 days and accruing	146	[2]	258	[2]
Non-Covered Acquired Loans [Member] | Consumer And Other Loans [Member] | Home Equity [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days	2,379	[2]	2,509	[2]
Past Due, 60-89 days	382	[2]	125	[2]
Past Due, Greater than 90 days	4,354	[2]	4,104	[2]
Total past due	7,115		6,738
Current	73,658		73,822
Discount	(4,498)		(4,839)
Total non-covered loans, net of unearned income	76,275		75,721
Recorded investment > 90 days and accruing	4,354	[2]	4,104	[2]
Non-Covered Acquired Loans [Member] | Consumer And Other Loans [Member] | Credit Card [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days		[2]		[2]
Past Due, 60-89 days		[2]		[2]
Past Due, Greater than 90 days		[2]		[2]
Total past due
Current
Discount
Total non-covered loans, net of unearned income
Recorded investment > 90 days and accruing		[2]		[2]
Non-Covered Acquired Loans [Member] | Consumer And Other Loans [Member] | Other [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days	202	[2]	413	[2]
Past Due, 60-89 days	17	[2]	545	[2]
Past Due, Greater than 90 days	495	[2]	571	[2]
Total past due	714		1,529
Current	21,746		16,067
Discount	(6,805)		(1,511)
Total non-covered loans, net of unearned income	15,655		16,085
Recorded investment > 90 days and accruing	$ 495	[2]	$ 571	[2]

[1]	Past due loans include loans on nonaccrual status as of the period indicated. Nonaccrual loans are presented separately in the "Nonaccrual Loans" section below.
[2]	Past due information includes loans acquired from OMNI, Cameron, and Florida Gulf at the gross loan balance, prior to the application of discounts, at December 31, 2012 and OMNI and Cameron at December 31, 2011.

Loans Receivable (Schedule Of Non-Covered Loans On Nonaccrual Status) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans on nonaccrual status	$ 47,916	$ 54,454
Residential Mortgage Loans [Member] | Mortgage - Prime [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans on nonaccrual status	8,367	4,910
Residential Mortgage Loans [Member] | Mortgage - Subprime [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans on nonaccrual status
Commercial Loans [Member] | Commercial Real Estate Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans on nonaccrual status	5,479	2,582
Commercial Loans [Member] | Commercial Real Estate - Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans on nonaccrual status	23,475	33,451
Commercial Loans [Member] | Business [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans on nonaccrual status	3,358	6,622
Consumer And Other Loans [Member] | Indirect Automobile [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans on nonaccrual status	868	994
Consumer And Other Loans [Member] | Home Equity [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans on nonaccrual status	5,635	4,873
Consumer And Other Loans [Member] | Credit Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans on nonaccrual status	424	403
Consumer And Other Loans [Member] | Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans on nonaccrual status	$ 310	$ 619

Loans Receivable (Schedule Of Carrying Amount Of Acquired Covered Loans) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans Receivable [Line Items]
Acquired Impaired Loans	$ 213,645
Acquired Performing Loans	879,111
Total Covered Loans	1,092,756	1,334,449
Previous Accounting Guidance [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		89,372
Acquired Performing Loans		1,245,077
Adjustment [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		34,755
Acquired Performing Loans		(34,755)
As Adjusted [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		124,127
Acquired Performing Loans		1,210,322
Residential Mortgage Loans [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans	20,232
Acquired Performing Loans	166,932
Total Covered Loans	187,164	255,387
Residential Mortgage Loans [Member] | Previous Accounting Guidance [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		31,809
Acquired Performing Loans		184,465
Residential Mortgage Loans [Member] | Adjustment [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		3,985
Acquired Performing Loans		35,128
Residential Mortgage Loans [Member] | As Adjusted [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		35,794
Acquired Performing Loans		219,593
Residential Mortgage Loans [Member] | Residential 1-4 Family [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans	20,232
Acquired Performing Loans	166,932
Total Covered Loans	187,164	255,387
Residential Mortgage Loans [Member] | Residential 1-4 Family [Member] | Previous Accounting Guidance [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		31,809
Acquired Performing Loans		184,465
Residential Mortgage Loans [Member] | Residential 1-4 Family [Member] | Adjustment [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		3,985
Acquired Performing Loans		35,128
Residential Mortgage Loans [Member] | Residential 1-4 Family [Member] | As Adjusted [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		35,794
Acquired Performing Loans		219,593
Commercial Loans [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans	170,499
Acquired Performing Loans	557,395
Total Covered Loans	727,894	881,615
Commercial Loans [Member] | Previous Accounting Guidance [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		27,180
Acquired Performing Loans		849,666
Commercial Loans [Member] | Adjustment [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		31,680
Acquired Performing Loans		(26,911)
Commercial Loans [Member] | As Adjusted [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		58,860
Acquired Performing Loans		822,755
Commercial Loans [Member] | Real Estate [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans	167,742
Acquired Performing Loans	473,101
Total Covered Loans	640,843	772,877
Commercial Loans [Member] | Real Estate [Member] | Previous Accounting Guidance [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		23,127
Acquired Performing Loans		704,841
Commercial Loans [Member] | Real Estate [Member] | Adjustment [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		31,564
Acquired Performing Loans		13,345
Commercial Loans [Member] | Real Estate [Member] | As Adjusted [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		54,691
Acquired Performing Loans		718,186
Commercial Loans [Member] | Business [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans	2,757
Acquired Performing Loans	84,294
Total Covered Loans	87,051	108,738
Commercial Loans [Member] | Business [Member] | Previous Accounting Guidance [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		4,053
Acquired Performing Loans		144,825
Commercial Loans [Member] | Business [Member] | Adjustment [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		116
Acquired Performing Loans		(40,256)
Commercial Loans [Member] | Business [Member] | As Adjusted [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		4,169
Acquired Performing Loans		104,569
Consumer And Other Loans [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans	22,914
Acquired Performing Loans	154,784
Total Covered Loans	177,698	197,447
Consumer And Other Loans [Member] | Previous Accounting Guidance [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		30,383
Acquired Performing Loans		210,946
Consumer And Other Loans [Member] | Adjustment [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		(910)
Acquired Performing Loans		(42,972)
Consumer And Other Loans [Member] | As Adjusted [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		29,473
Acquired Performing Loans		167,974
Consumer And Other Loans [Member] | Home Equity [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans	22,094
Acquired Performing Loans	152,117
Total Covered Loans	174,211	192,647
Consumer And Other Loans [Member] | Home Equity [Member] | Previous Accounting Guidance [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		30,267
Acquired Performing Loans		204,707
Consumer And Other Loans [Member] | Home Equity [Member] | Adjustment [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		(794)
Acquired Performing Loans		(41,533)
Consumer And Other Loans [Member] | Home Equity [Member] | As Adjusted [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		29,473
Acquired Performing Loans		163,174
Consumer And Other Loans [Member] | Other [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans	820
Acquired Performing Loans	2,667
Total Covered Loans	3,487	4,800
Consumer And Other Loans [Member] | Other [Member] | Previous Accounting Guidance [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		116
Acquired Performing Loans		6,239
Consumer And Other Loans [Member] | Other [Member] | Adjustment [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		(116)
Acquired Performing Loans		(1,439)
Consumer And Other Loans [Member] | Other [Member] | As Adjusted [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans
Acquired Performing Loans		$ 4,800

Loans Receivable (Schedule Of FDIC Loss Share Receivable) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans Receivable [Line Items]
Balance	$ 591,844
Accretion (Amortization) of FDIC loss share receivable	(118,100)	(72,086)	(13,024)
Balance	423,069	591,844
FDIC Loss Share Receivable [Member]
Loans Receivable [Line Items]
Balance	591,844	726,871
Increase due to credit loss provision recorded on FDIC covered loans	84,085	57,121
Accretion (Amortization) of FDIC loss share receivable	(118,100)	(72,086)
Submission of reimbursable losses to the FDIC	(123,986)	(117,939)
Changes due to change in cash flow assumptions on OREO	(10,774)	781
Other		(2,904)
Balance	$ 423,069	$ 591,844

Loans Receivable (Schedule Of Carrying Amount Of Loans Acquired) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans Receivable [Line Items]
Contractually required principal and interest at acquisition	$ 241,898	$ 1,064,426
Nonaccretable difference (expected losses and foregone interest)	(45,670)	(107,651)
Cash flows expected to be collected at acquisition	196,228	956,775
Accretable yield	(24,089)	(146,509)
Basis in acquired loans at acquisition	172,139	810,226	[1]
Acquired Impaired Loans [Member]
Loans Receivable [Line Items]
Contractually required principal and interest at acquisition	10,203	88,556
Nonaccretable difference (expected losses and foregone interest)	(5,239)	(34,824)
Cash flows expected to be collected at acquisition	4,964	53,732
Accretable yield	(1,190)	(7,346)
Basis in acquired loans at acquisition	3,774	46,386
Acquired Performing Loans [Member]
Loans Receivable [Line Items]
Contractually required principal and interest at acquisition	231,695	975,870
Nonaccretable difference (expected losses and foregone interest)	(40,431)	(72,827)
Cash flows expected to be collected at acquisition	191,264	903,043
Accretable yield	(22,899)	(139,163)
Basis in acquired loans at acquisition	$ 168,365	$ 763,880

[1]	Excludes overdraft balances, credit card loans, and in-process accounts included in total loans at the acquisition date.

Loans Receivable (Summary Of Changes In Accretable Yields Of Acquired Loans) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loans Receivable [Line Items]
Balance	$ 470,811	$ 708,571
Acquisition	24,089	146,509
Net transfers from (to) nonaccretable difference to (from) accretable yield	110,802	(178,864)
Accretion	(249,309)	(205,405)
Balance	356,393	470,811
Acquired Impaired Loans [Member]
Loans Receivable [Line Items]
Balance	83,834	82,381
Acquisition	1,190	7,346
Net transfers from (to) nonaccretable difference to (from) accretable yield	22,016	37,687
Accretion	(30,417)	(43,580)
Balance	76,623	83,834
Acquired Performing Loans [Member]
Loans Receivable [Line Items]
Balance	386,977	626,190
Acquisition	22,899	139,163
Net transfers from (to) nonaccretable difference to (from) accretable yield	88,786	(216,551)
Accretion	(218,892)	(161,825)
Balance	$ 279,770	$ 386,977

Loans Receivable (Schedule Of Troubled Debt Restructurings) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loans Receivable [Line Items]
Accruing Loans, Current	$ 2,354,000	$ 55,000
Accruing Loans, Past Due Greater than 30 Days
Nonaccrual TDRs	15,356,000	23,898,000
Total TDRs	17,710,000	23,953,000
Residential Mortgage Loans [Member] | Mortgage - Prime [Member]
Loans Receivable [Line Items]
Accruing Loans, Current
Accruing Loans, Past Due Greater than 30 Days
Nonaccrual TDRs
Total TDRs
Commercial Loans [Member] | Real Estate [Member]
Loans Receivable [Line Items]
Accruing Loans, Current	1,057,000	55,000
Accruing Loans, Past Due Greater than 30 Days
Nonaccrual TDRs	14,853,000	21,696,000
Total TDRs	15,910,000	21,751,000
Commercial Loans [Member] | Business [Member]
Loans Receivable [Line Items]
Accruing Loans, Current	1,204,000
Accruing Loans, Past Due Greater than 30 Days
Nonaccrual TDRs	281,000	1,971,000
Total TDRs	1,485,000	1,971,000
Consumer And Other Loans [Member] | Indirect Automobile [Member]
Loans Receivable [Line Items]
Accruing Loans, Current
Accruing Loans, Past Due Greater than 30 Days
Nonaccrual TDRs
Total TDRs
Consumer And Other Loans [Member] | Home Equity [Member]
Loans Receivable [Line Items]
Accruing Loans, Current	93,000
Accruing Loans, Past Due Greater than 30 Days
Nonaccrual TDRs	222,000	231,000
Total TDRs	315,000	231,000
Consumer And Other Loans [Member] | Credit Card [Member]
Loans Receivable [Line Items]
Accruing Loans, Current
Accruing Loans, Past Due Greater than 30 Days
Nonaccrual TDRs
Total TDRs
Consumer And Other Loans [Member] | Other [Member]
Loans Receivable [Line Items]
Accruing Loans, Current
Accruing Loans, Past Due Greater than 30 Days
Nonaccrual TDRs
Total TDRs

Loans Receivable (Schedule Of Modified TDRs) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Loans Receivable [Line Items]
Extended maturities	$ 412,000
Interest rate adjustment	277,000		231,000
Maturity and interest rate adjustment	1,249,000
Movement to or extension of interest-rate only payments	2,543,000		2,955,000
Forbearance	168,000		7,381,000
Covenant modifications
Other concession(s)		[1]		[1]
Total	$ 4,649,000		$ 10,567,000

[1]	Other concessions include concessions or a combination of concessions that do not consist of maturity extensions, interest rate adjustments, forbearance, and covenant modifications.

Loans Receivable (Schedule Of Subsequently Defaulted TDRs) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 SecurityLoan	Dec. 31, 2011 SecurityLoan
TDRs Occurring During The Period [Member] | Non-Covered TDRs [Member]
Loans Receivable [Line Items]
Number of Loans	20	13
Pre-modification Outstanding Recorded Investment	$ 5,161	$ 12,504
Post-modification Outstanding Recorded Investment	4,551	10,567	[1]
TDRs Occurring During The Period [Member] | Residential Mortgage Loans [Member] | Mortgage - Prime [Member] | Non-Covered TDRs [Member]
Loans Receivable [Line Items]
Number of Loans
Pre-modification Outstanding Recorded Investment
Post-modification Outstanding Recorded Investment			[1]
TDRs Occurring During The Period [Member] | Commercial Loans [Member] | Real Estate [Member] | Non-Covered TDRs [Member]
Loans Receivable [Line Items]
Number of Loans	14	7
Pre-modification Outstanding Recorded Investment	3,852	9,265
Post-modification Outstanding Recorded Investment	3,312	8,365	[1]
TDRs Occurring During The Period [Member] | Commercial Loans [Member] | Business [Member] | Non-Covered TDRs [Member]
Loans Receivable [Line Items]
Number of Loans	4	5
Pre-modification Outstanding Recorded Investment	1,215	3,001
Post-modification Outstanding Recorded Investment	1,188	1,971	[1]
TDRs Occurring During The Period [Member] | Consumer And Other Loans [Member] | Indirect Automobile [Member] | Non-Covered TDRs [Member]
Loans Receivable [Line Items]
Number of Loans
Pre-modification Outstanding Recorded Investment
Post-modification Outstanding Recorded Investment			[1]
TDRs Occurring During The Period [Member] | Consumer And Other Loans [Member] | Home Equity [Member] | Non-Covered TDRs [Member]
Loans Receivable [Line Items]
Number of Loans	1	1
Pre-modification Outstanding Recorded Investment	94	238
Post-modification Outstanding Recorded Investment	51	231	[1]
TDRs Occurring During The Period [Member] | Consumer And Other Loans [Member] | Credit Card [Member] | Non-Covered TDRs [Member]
Loans Receivable [Line Items]
Number of Loans
Pre-modification Outstanding Recorded Investment
Post-modification Outstanding Recorded Investment			[1]
TDRs Occurring During The Period [Member] | Consumer And Other Loans [Member] | Other [Member] | Non-Covered TDRs [Member]
Loans Receivable [Line Items]
Number of Loans	1
Pre-modification Outstanding Recorded Investment
Post-modification Outstanding Recorded Investment			[1]
TDRs That Subsequently Defaulted In Past 12 Months [Member]
Loans Receivable [Line Items]
Number of Loans	56	36
Recorded Investment	16,357	22,984
TDRs That Subsequently Defaulted In Past 12 Months [Member] | Residential Mortgage Loans [Member] | Mortgage - Prime [Member]
Loans Receivable [Line Items]
Number of Loans
Recorded Investment
TDRs That Subsequently Defaulted In Past 12 Months [Member] | Commercial Loans [Member] | Real Estate [Member]
Loans Receivable [Line Items]
Number of Loans	44	30
Recorded Investment	14,615	21,107
TDRs That Subsequently Defaulted In Past 12 Months [Member] | Commercial Loans [Member] | Business [Member]
Loans Receivable [Line Items]
Number of Loans	9	6
Recorded Investment	1,469	1,877
TDRs That Subsequently Defaulted In Past 12 Months [Member] | Consumer And Other Loans [Member] | Indirect Automobile [Member]
Loans Receivable [Line Items]
Number of Loans
Recorded Investment
TDRs That Subsequently Defaulted In Past 12 Months [Member] | Consumer And Other Loans [Member] | Home Equity [Member]
Loans Receivable [Line Items]
Number of Loans	2
Recorded Investment	273
TDRs That Subsequently Defaulted In Past 12 Months [Member] | Consumer And Other Loans [Member] | Credit Card [Member]
Loans Receivable [Line Items]
Number of Loans
Recorded Investment
TDRs That Subsequently Defaulted In Past 12 Months [Member] | Consumer And Other Loans [Member] | Other [Member]
Loans Receivable [Line Items]
Number of Loans	1
Recorded Investment

[1]	Recorded investment includes any allowance for credit losses recorded on the TDRs at the dates indicated.

Allowance For Credit Losses And Credit Quality (Schedule Of Allowance For Loan Losses For Covered Loan And Non-Covered Loan Portfolios) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of period	$ 193,761	$ 136,100	$ 55,768
Provision for credit losses before benefit attributable to FDIC loss share agreements	104,756	82,988	107,373
Benefit attributable to FDIC loss share agreements	(84,085)	(57,121)	(64,922)
Net provision for credit losses	20,671	25,867	42,451
Increase in FDIC loss share receivable	84,085	57,121	64,922
Transfer of balance to OREO	(27,169)	(17,143)
Loans charged-off	(25,060)	(16,159)	(33,858)
Recoveries	5,315	7,975	6,817
Balance, end of period	251,603	193,761	136,100
Non-Covered Loans Excluding Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of period	74,861	62,460	55,623
Provision for credit losses before benefit attributable to FDIC loss share agreements	3,804	19,974	33,554
Benefit attributable to FDIC loss share agreements
Net provision for credit losses	3,804	19,974	33,554
Increase in FDIC loss share receivable
Transfer of balance to OREO
Loans charged-off	(9,728)	(15,022)	(33,533)
Recoveries	5,274	7,449	6,816
Balance, end of period	74,211	74,861	62,460
Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of period
Provision for credit losses before benefit attributable to FDIC loss share agreements	9,799
Benefit attributable to FDIC loss share agreements
Net provision for credit losses	9,799
Increase in FDIC loss share receivable
Transfer of balance to OREO	(826)
Loans charged-off	(179)
Recoveries	22
Balance, end of period	8,816
Covered Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of period	118,900	73,640	145
Provision for credit losses before benefit attributable to FDIC loss share agreements	91,153	63,014	73,819
Benefit attributable to FDIC loss share agreements	(84,085)	(57,121)	(64,922)
Net provision for credit losses	7,068	5,893	8,897
Increase in FDIC loss share receivable	84,085	57,121	64,922
Transfer of balance to OREO	(26,343)	(17,143)
Loans charged-off	(15,153)	(1,137)	(325)
Recoveries	19	526	1
Balance, end of period	$ 168,576	$ 118,900	$ 73,640

Allowance For Credit Losses And Credit Quality (Schedule Of Allowance For Loan Losses For Covered Loans, By Loan Portfolio) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of period	$ 193,761,000	$ 136,100,000	$ 55,768,000
(Reversal of) Provision for credit losses	20,671,000	25,867,000	42,451,000
Transfer of balance to OREO	(27,169,000)	(17,143,000)
Loans charged off	(25,060,000)	(16,159,000)	(33,858,000)
Recoveries	5,315,000	7,975,000	6,817,000
Balance, end of period	251,603,000	193,761,000	136,100,000
Allowance on loans individually evaluated for impairment	880,000	2,186,000
Balance, end of period	8,246,977,000	7,194,276,000
Covered Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of period	118,900,000	73,640,000	145,000
(Reversal of) Provision for credit losses	7,068,000	5,893,000	8,897,000
Increase (decrease) in FDIC loss share receivable	84,085,000	57,121,000
Transfer of balance to OREO	(26,343,000)	(17,143,000)
Loans charged off	(15,153,000)	(1,137,000)	(325,000)
Recoveries	19,000	526,000	1,000
Balance, end of period	168,576,000	118,900,000	73,640,000
Allowance on loans individually evaluated for impairment
Allowance on loans collectively evaluated for impairment	168,576,000	118,900,000
Balance, end of period	1,092,756,000	1,334,449,000
Balance, end of period: Loans individually evaluated for impairment
Balance, end of period: Loans collectively evaluated for impairment	1,092,756,000	1,334,449,000
Balance, end of period: Loans acquired with deteriorated credit quality	213,645,000	124,127,000
Covered Loans [Member] | Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of period	69,175,000	26,439,000
(Reversal of) Provision for credit losses	4,970,000	6,762,000
Increase (decrease) in FDIC loss share receivable	51,543,000	50,079,000
Transfer of balance to OREO	(11,202,000)	(13,316,000)
Loans charged off	(13,631,000)	(1,073,000)
Recoveries	16,000	284,000
Balance, end of period	100,871,000	69,175,000
Allowance on loans individually evaluated for impairment
Allowance on loans collectively evaluated for impairment	100,871,000	69,175,000
Balance, end of period	640,843,000	772,877,000
Balance, end of period: Loans individually evaluated for impairment
Balance, end of period: Loans collectively evaluated for impairment	640,843,000	772,877,000
Balance, end of period: Loans acquired with deteriorated credit quality	167,742,000	54,691,000
Covered Loans [Member] | Commercial Business [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of period	9,788,000	6,657,000
(Reversal of) Provision for credit losses	964,000	392,000
Increase (decrease) in FDIC loss share receivable	3,616,000	2,899,000
Transfer of balance to OREO	(2,993,000)	(160,000)
Loans charged off
Recoveries
Balance, end of period	11,375,000	9,788,000
Allowance on loans individually evaluated for impairment
Allowance on loans collectively evaluated for impairment	11,375,000	9,788,000
Balance, end of period	87,051,000	108,738,000
Balance, end of period: Loans individually evaluated for impairment
Balance, end of period: Loans collectively evaluated for impairment	87,051,000	108,738,000
Balance, end of period: Loans acquired with deteriorated credit quality	2,757,000	4,169,000
Covered Loans [Member] | Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of period	18,753,000	12,201,000
(Reversal of) Provision for credit losses	811,000	971,000
Increase (decrease) in FDIC loss share receivable	15,031,000	7,188,000
Transfer of balance to OREO	(825,000)	(1,705,000)
Loans charged off	(9,000)	(42,000)
Recoveries	3,000	140,000
Balance, end of period	33,764,000	18,753,000
Allowance on loans individually evaluated for impairment
Allowance on loans collectively evaluated for impairment	33,764,000	18,753,000
Balance, end of period	177,698,000	197,447,000
Balance, end of period: Loans individually evaluated for impairment
Balance, end of period: Loans collectively evaluated for impairment	177,698,000	197,447,000
Balance, end of period: Loans acquired with deteriorated credit quality	22,914,000	29,473,000
Covered Loans [Member] | Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of period	21,184,000	28,343,000
(Reversal of) Provision for credit losses	323,000	(2,232,000)
Increase (decrease) in FDIC loss share receivable	13,895,000	(3,045,000)
Transfer of balance to OREO	(11,323,000)	(1,962,000)
Loans charged off	(1,513,000)	(22,000)
Recoveries		102,000
Balance, end of period	22,566,000	21,184,000
Allowance on loans individually evaluated for impairment
Allowance on loans collectively evaluated for impairment	22,566,000	21,184,000
Balance, end of period	187,164,000	255,387,000
Balance, end of period: Loans individually evaluated for impairment
Balance, end of period: Loans collectively evaluated for impairment	187,164,000	255,387,000
Balance, end of period: Loans acquired with deteriorated credit quality	20,232,000	35,794,000
Covered Loans [Member] | Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of period
(Reversal of) Provision for credit losses
Increase (decrease) in FDIC loss share receivable
Transfer of balance to OREO
Loans charged off
Recoveries
Balance, end of period
Allowance on loans individually evaluated for impairment
Allowance on loans collectively evaluated for impairment
Balance, end of period
Balance, end of period: Loans individually evaluated for impairment
Balance, end of period: Loans collectively evaluated for impairment
Balance, end of period: Loans acquired with deteriorated credit quality
Non-Covered Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of period	74,861,000	62,460,000
(Reversal of) Provision for credit losses	13,603,000	19,974,000
Transfer of balance to OREO	(826,000)
Loans charged off	(9,907,000)	(15,022,000)
Recoveries	5,296,000	7,449,000
Balance, end of period	83,027,000	74,861,000
Allowance on loans individually evaluated for impairment	880,000	2,186,000
Allowance on loans collectively evaluated for impairment	82,147,000	72,675,000
Balance, end of period	7,405,824,000	6,053,588,000
Balance, end of period: Loans individually evaluated for impairment	34,471,000	42,311,000
Balance, end of period: Loans collectively evaluated for impairment	7,371,353,000	6,011,277,000
Balance, end of period: Loans acquired with deteriorated credit quality	64,691,000	35,495,000
Non-Covered Loans [Member] | Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of period	35,604,000	31,390,000
(Reversal of) Provision for credit losses	1,786,000	6,809,000
Transfer of balance to OREO	(292,000)
Loans charged off	(2,000,000)	(7,656,000)
Recoveries	3,166,000	5,061,000
Balance, end of period	38,264,000	35,604,000
Allowance on loans individually evaluated for impairment	226,000	1,874,000
Allowance on loans collectively evaluated for impairment	38,038,000	33,730,000
Balance, end of period	2,990,700,000	2,591,013,000
Balance, end of period: Loans individually evaluated for impairment	28,052,000	34,541,000
Balance, end of period: Loans collectively evaluated for impairment	2,962,648,000	2,556,472,000
Balance, end of period: Loans acquired with deteriorated credit quality	55,856,000	4,835,000
Non-Covered Loans [Member] | Commercial Business [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of period	25,705,000	16,473,000
(Reversal of) Provision for credit losses	4,021,000	9,533,000
Transfer of balance to OREO
Loans charged off	(1,116,000)	(471,000)
Recoveries	111,000	170,000
Balance, end of period	28,721,000	25,705,000
Allowance on loans individually evaluated for impairment	449,000	179,000
Allowance on loans collectively evaluated for impairment	28,272,000	25,526,000
Balance, end of period	2,450,667,000	1,896,496,000
Balance, end of period: Loans individually evaluated for impairment	4,401,000	6,530,000
Balance, end of period: Loans collectively evaluated for impairment	2,446,266,000	1,889,966,000
Balance, end of period: Loans acquired with deteriorated credit quality	3,470,000	26,531,000
Non-Covered Loans [Member] | Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of period	12,655,000	13,332,000
(Reversal of) Provision for credit losses	5,218,000	3,847,000
Transfer of balance to OREO	(9,000)
Loans charged off	(5,928,000)	(6,673,000)
Recoveries	1,981,000	2,149,000
Balance, end of period	13,917,000	12,655,000
Allowance on loans individually evaluated for impairment	42,000
Allowance on loans collectively evaluated for impairment	13,875,000	12,655,000
Balance, end of period	1,674,417,000	1,282,966,000
Balance, end of period: Loans individually evaluated for impairment	315,000	231,000
Balance, end of period: Loans collectively evaluated for impairment	1,674,102,000	1,282,735,000
Balance, end of period: Loans acquired with deteriorated credit quality	5,035,000	4,129,000
Non-Covered Loans [Member] | Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of period
(Reversal of) Provision for credit losses
Transfer of balance to OREO
Loans charged off
Recoveries
Balance, end of period
Allowance on loans individually evaluated for impairment
Allowance on loans collectively evaluated for impairment
Balance, end of period
Balance, end of period: Loans individually evaluated for impairment
Balance, end of period: Loans collectively evaluated for impairment
Balance, end of period: Loans acquired with deteriorated credit quality
Non-Covered Loans [Member] | Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of period	897,000	1,265,000
(Reversal of) Provision for credit losses	2,578,000	(215,000)
Transfer of balance to OREO	(525,000)
Loans charged off	(863,000)	(222,000)
Recoveries	38,000	69,000
Balance, end of period	2,125,000	897,000
Allowance on loans individually evaluated for impairment	163,000	133,000
Allowance on loans collectively evaluated for impairment	1,962,000	764,000
Balance, end of period	290,040,000	283,113,000
Balance, end of period: Loans individually evaluated for impairment	1,703,000	1,009,000
Balance, end of period: Loans collectively evaluated for impairment	288,337,000	282,104,000
Balance, end of period: Loans acquired with deteriorated credit quality	$ 330,000

Allowance For Credit Losses And Credit Quality (Investment In Covered Loans And Non-Covered Loans By Credit Quality Indicator) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Non-covered commercial loans, net	$ 7,405,824	$ 6,053,588
Total loans receivable	1,092,756	1,334,449
Non-Covered Loans Excluding Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	6,685,425	5,284,016
Credit risk by payment status, Past due greater than 30 days	62,080	65,410
Discount	6,747,505	5,349,426
Covered Loans [Member] | Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	286,014
Covered Loans [Member] | Special Mention [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	83,986
Covered Loans [Member] | Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	426,504
Covered Loans [Member] | Doubtful [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	9,588
Covered Loans [Member] | Internally Assigned Grade [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	806,092
Discount	(78,198)
Total loans receivable	727,894
Covered Loans [Member] | Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	183,795	233,305
Credit risk by payment status, Past due greater than 30 days	52,379	94,553
Credit quality indicator by asset risk classification	236,174	327,858
Discount	(49,010)	(72,471)
Covered Loans [Member] | Mortgage [Member] | Internally Assigned Grade [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Non-covered commercial loans, net		255,387
Total loans receivable	187,164
Covered Loans [Member] | Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	170,724	199,121
Credit risk by payment status, Past due greater than 30 days	67,585	108,148
Credit quality indicator by asset risk classification	238,309	307,269
Discount	(60,611)	(109,822)
Covered Loans [Member] | Consumer Loans [Member] | Internally Assigned Grade [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total loans receivable	177,698	197,447
Covered Loans [Member] | Commercial Loans [Member] | Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification		415,473
Covered Loans [Member] | Commercial Loans [Member] | Special Mention [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification		115,710
Covered Loans [Member] | Commercial Loans [Member] | Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification		580,149
Covered Loans [Member] | Commercial Loans [Member] | Doubtful [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification		27,423
Covered Loans [Member] | Commercial Loans [Member] | Internally Assigned Grade [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification		1,138,755
Discount		(257,140)
Total loans receivable		881,615
Mortgage - Prime [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	30,663	4,145
Credit risk by payment status, Past due greater than 30 days	779	369
Total loans receivable	31,442	4,514
Premium (discount)	1,315
Non-covered commercial loans, net	32,757	4,514
Mortgage - Prime [Member] | Non-Covered Loans Excluding Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	185,843	271,534
Credit risk by payment status, Past due greater than 30 days	10,986	7,065
Non-covered commercial loans, net	196,829	278,599
Discount
Non-covered commercial loans, net	196,829	278,599
Mortgage - Prime [Member] | Covered Loans [Member] | Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	183,795	233,305
Credit risk by payment status, Past due greater than 30 days	52,379	94,553
Credit quality indicator by asset risk classification	236,174	327,858
Mortgage - Subprime [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current
Credit risk by payment status, Past due greater than 30 days
Total loans receivable
Premium (discount)
Non-covered commercial loans, net
Mortgage - Subprime [Member] | Non-Covered Loans Excluding Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	60,454
Credit risk by payment status, Past due greater than 30 days
Non-covered commercial loans, net	60,454
Discount
Non-covered commercial loans, net	60,454
Mortgage - Subprime [Member] | Covered Loans [Member] | Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current
Credit risk by payment status, Past due greater than 30 days
Credit quality indicator by asset risk classification
Indirect Automobile [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	4,698	10,813
Credit risk by payment status, Past due greater than 30 days	321	439
Total loans receivable	5,019	11,252
Premium (discount)		189
Non-covered commercial loans, net	5,019	11,441
Indirect Automobile [Member] | Non-Covered Loans Excluding Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	320,148	248,070
Credit risk by payment status, Past due greater than 30 days	2,818	2,385
Non-covered commercial loans, net	322,966	250,455
Indirect Automobile [Member] | Covered Loans [Member] | Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current
Credit risk by payment status, Past due greater than 30 days
Credit quality indicator by asset risk classification
Credit Card [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current
Credit risk by payment status, Past due greater than 30 days
Total loans receivable
Premium (discount)
Non-covered commercial loans, net
Credit Card [Member] | Non-Covered Loans Excluding Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	51,117	46,786
Credit risk by payment status, Past due greater than 30 days	605	977
Non-covered commercial loans, net	51,722	47,763
Credit Card [Member] | Covered Loans [Member] | Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	841	875
Credit risk by payment status, Past due greater than 30 days	65	94
Credit quality indicator by asset risk classification	906	969
Commercial Real Estate Construction [Member] | Non-Covered Acquired Loans [Member] | Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	25,896	51,510
Commercial Real Estate Construction [Member] | Non-Covered Acquired Loans [Member] | Special Mention [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	2,410	9,138
Commercial Real Estate Construction [Member] | Non-Covered Acquired Loans [Member] | Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	5,228	5,441
Commercial Real Estate Construction [Member] | Non-Covered Acquired Loans [Member] | Internally Assigned Grade [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total loans receivable	33,534	66,089
Non-covered commercial loans, net	29,566	59,631
Discount	(3,968)	(6,458)
Commercial Real Estate Construction [Member] | Non-Covered Loans Excluding Acquired Loans [Member] | Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	269,842	249,669
Commercial Real Estate Construction [Member] | Non-Covered Loans Excluding Acquired Loans [Member] | Special Mention [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	16,767	18,274
Commercial Real Estate Construction [Member] | Non-Covered Loans Excluding Acquired Loans [Member] | Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	7,067	8,559
Commercial Real Estate Construction [Member] | Non-Covered Loans Excluding Acquired Loans [Member] | Doubtful [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification		170
Commercial Real Estate Construction [Member] | Non-Covered Loans Excluding Acquired Loans [Member] | Internally Assigned Grade [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Non-covered commercial loans, net	293,676	276,672
Discount
Non-covered commercial loans, net	293,676	276,672
Commercial Real Estate Construction [Member] | Covered Loans [Member] | Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	46,201
Commercial Real Estate Construction [Member] | Covered Loans [Member] | Special Mention [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	9,888
Commercial Real Estate Construction [Member] | Covered Loans [Member] | Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	97,315
Commercial Real Estate Construction [Member] | Covered Loans [Member] | Doubtful [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	607
Commercial Real Estate Construction [Member] | Covered Loans [Member] | Internally Assigned Grade [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	154,011
Commercial Real Estate Construction [Member] | Covered Loans [Member] | Commercial Loans [Member] | Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification		59,936
Commercial Real Estate Construction [Member] | Covered Loans [Member] | Commercial Loans [Member] | Special Mention [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification		17,336
Commercial Real Estate Construction [Member] | Covered Loans [Member] | Commercial Loans [Member] | Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification		169,726
Commercial Real Estate Construction [Member] | Covered Loans [Member] | Commercial Loans [Member] | Doubtful [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification		705
Commercial Real Estate Construction [Member] | Covered Loans [Member] | Commercial Loans [Member] | Internally Assigned Grade [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification		247,703
Commercial Real Estate - Other [Member] | Non-Covered Acquired Loans [Member] | Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	359,046	360,598
Commercial Real Estate - Other [Member] | Non-Covered Acquired Loans [Member] | Special Mention [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	28,185	53,503
Commercial Real Estate - Other [Member] | Non-Covered Acquired Loans [Member] | Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	85,420	75,161
Commercial Real Estate - Other [Member] | Non-Covered Acquired Loans [Member] | Doubtful [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	218
Commercial Real Estate - Other [Member] | Non-Covered Acquired Loans [Member] | Internally Assigned Grade [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total loans receivable	472,869	489,262
Non-covered commercial loans, net	415,814	441,454
Discount	(57,055)	(47,808)
Commercial Real Estate - Other [Member] | Non-Covered Loans Excluding Acquired Loans [Member] | Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	2,162,989	1,689,455
Commercial Real Estate - Other [Member] | Non-Covered Loans Excluding Acquired Loans [Member] | Special Mention [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	40,547	62,868
Commercial Real Estate - Other [Member] | Non-Covered Loans Excluding Acquired Loans [Member] | Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	47,710	55,236
Commercial Real Estate - Other [Member] | Non-Covered Loans Excluding Acquired Loans [Member] | Doubtful [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	398	5,697
Commercial Real Estate - Other [Member] | Non-Covered Loans Excluding Acquired Loans [Member] | Internally Assigned Grade [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Non-covered commercial loans, net	2,251,644	1,813,256
Discount
Non-covered commercial loans, net	2,251,644	1,813,256
Commercial Real Estate - Other [Member] | Covered Loans [Member] | Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	201,261
Commercial Real Estate - Other [Member] | Covered Loans [Member] | Special Mention [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	65,498
Commercial Real Estate - Other [Member] | Covered Loans [Member] | Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	279,171
Commercial Real Estate - Other [Member] | Covered Loans [Member] | Doubtful [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	8,530
Commercial Real Estate - Other [Member] | Covered Loans [Member] | Internally Assigned Grade [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	554,460
Commercial Real Estate - Other [Member] | Covered Loans [Member] | Commercial Loans [Member] | Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification		282,974
Commercial Real Estate - Other [Member] | Covered Loans [Member] | Commercial Loans [Member] | Special Mention [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification		87,409
Commercial Real Estate - Other [Member] | Covered Loans [Member] | Commercial Loans [Member] | Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification		349,155
Commercial Real Estate - Other [Member] | Covered Loans [Member] | Commercial Loans [Member] | Doubtful [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification		22,636
Commercial Real Estate - Other [Member] | Covered Loans [Member] | Commercial Loans [Member] | Internally Assigned Grade [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification		742,174
Commercial Business [Member] | Non-Covered Acquired Loans [Member] | Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	86,201	94,760
Commercial Business [Member] | Non-Covered Acquired Loans [Member] | Special Mention [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	2,159	7,870
Commercial Business [Member] | Non-Covered Acquired Loans [Member] | Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	4,808	4,057
Commercial Business [Member] | Non-Covered Acquired Loans [Member] | Doubtful [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	2,209
Commercial Business [Member] | Non-Covered Acquired Loans [Member] | Internally Assigned Grade [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total loans receivable	95,377	106,687
Non-covered commercial loans, net	83,233	95,316
Discount	(12,144)	(11,371)
Commercial Business [Member] | Non-Covered Loans Excluding Acquired Loans [Member] | Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	2,295,788	1,729,279
Commercial Business [Member] | Non-Covered Loans Excluding Acquired Loans [Member] | Special Mention [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	21,640	46,225
Commercial Business [Member] | Non-Covered Loans Excluding Acquired Loans [Member] | Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	49,958	25,477
Commercial Business [Member] | Non-Covered Loans Excluding Acquired Loans [Member] | Doubtful [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	48	199
Commercial Business [Member] | Non-Covered Loans Excluding Acquired Loans [Member] | Internally Assigned Grade [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Non-covered commercial loans, net	2,367,434	1,801,180
Discount
Non-covered commercial loans, net	2,367,434	1,801,180
Commercial Business [Member] | Covered Loans [Member] | Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	38,552
Commercial Business [Member] | Covered Loans [Member] | Special Mention [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	8,600
Commercial Business [Member] | Covered Loans [Member] | Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	50,018
Commercial Business [Member] | Covered Loans [Member] | Doubtful [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	451
Commercial Business [Member] | Covered Loans [Member] | Internally Assigned Grade [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	97,621
Commercial Business [Member] | Covered Loans [Member] | Commercial Loans [Member] | Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification		72,563
Commercial Business [Member] | Covered Loans [Member] | Commercial Loans [Member] | Special Mention [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification		10,965
Commercial Business [Member] | Covered Loans [Member] | Commercial Loans [Member] | Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification		61,268
Commercial Business [Member] | Covered Loans [Member] | Commercial Loans [Member] | Doubtful [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification		4,082
Commercial Business [Member] | Covered Loans [Member] | Commercial Loans [Member] | Internally Assigned Grade [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification		148,878
Home Equity [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	73,658	73,822
Credit risk by payment status, Past due greater than 30 days	7,115	6,738
Total loans receivable	80,773	80,560
Discount	(4,498)	(4,839)
Non-covered commercial loans, net	76,275	75,721
Home Equity [Member] | Non-Covered Loans Excluding Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	991,766	741,968
Credit risk by payment status, Past due greater than 30 days	8,872	8,774
Non-covered commercial loans, net	1,000,638	750,742
Discount
Non-covered commercial loans, net	1,000,638	750,742
Home Equity [Member] | Covered Loans [Member] | Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	168,728	193,366
Credit risk by payment status, Past due greater than 30 days	65,997	107,520
Credit quality indicator by asset risk classification	234,725	300,886
Other [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	21,746	16,067
Credit risk by payment status, Past due greater than 30 days	714	1,529
Total loans receivable	22,460	17,596
Discount	(6,805)	(1,511)
Non-covered commercial loans, net	15,655	16,085
Other [Member] | Non-Covered Loans Excluding Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	201,161	129,640
Credit risk by payment status, Past due greater than 30 days	981	1,119
Non-covered commercial loans, net	202,142	130,759
Discount
Non-covered commercial loans, net	202,142	130,759
Other [Member] | Covered Loans [Member] | Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	1,155	4,880
Credit risk by payment status, Past due greater than 30 days	1,523	534
Credit quality indicator by asset risk classification	$ 2,678	$ 5,414

Allowance For Credit Losses And Credit Quality (Schedule Of Investment In Impaired Loan) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commercial Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 32,773	$ 40,140
Unpaid Principal Balance	33,448	42,193
Related Allowance	(675)	(2,053)
Average Recorded Investment	42,870	48,053
Interest Income Recognized	371	348
Commercial Loans [Member] | With No Related Allowance Recorded [Member] | Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	26,151	32,267
Unpaid Principal Balance	26,151	32,267
Related Allowance
Average Recorded Investment	34,682	35,673
Interest Income Recognized	168	173
Commercial Loans [Member] | With No Related Allowance Recorded [Member] | Business [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,824	6,403
Unpaid Principal Balance	1,824	6,403
Related Allowance
Average Recorded Investment	2,621	8,642
Interest Income Recognized	33	144
Commercial Loans [Member] | With An Allowance Recorded [Member] | Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	3,464	1,430
Unpaid Principal Balance	3,663	3,304
Related Allowance	(199)	(1,874)
Average Recorded Investment	3,678	3,315
Interest Income Recognized	123	26
Commercial Loans [Member] | With An Allowance Recorded [Member] | Business [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,334	40
Unpaid Principal Balance	1,810	219
Related Allowance	(476)	(179)
Average Recorded Investment	1,889	423
Interest Income Recognized	47	5
Mortgage Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	9,861	4,763
Unpaid Principal Balance	10,070	4,910
Related Allowance	(209)	(147)
Average Recorded Investment	7,955	6,163
Interest Income Recognized	131	30
Mortgage Loans [Member] | With An Allowance Recorded [Member] | Mortgage - Prime [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	9,861	4,763
Unpaid Principal Balance	10,070	4,910
Related Allowance	(209)	(147)
Average Recorded Investment	7,955	6,163
Interest Income Recognized	131	30
Mortgage Loans [Member] | With An Allowance Recorded [Member] | Mortgage - Subprime [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Consumer Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	7,445	6,812
Unpaid Principal Balance	7,553	6,889
Related Allowance	(108)	(77)
Average Recorded Investment	9,200	7,650
Interest Income Recognized	84	107
Consumer Loans [Member] | With An Allowance Recorded [Member] | Indirect Automobile [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	865	987
Unpaid Principal Balance	868	994
Related Allowance	(3)	(7)
Average Recorded Investment	1,514	1,399
Interest Income Recognized	28	40
Consumer Loans [Member] | With An Allowance Recorded [Member] | Credit Card [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	413	391
Unpaid Principal Balance	424	403
Related Allowance	(11)	(12)
Average Recorded Investment	372	440
Interest Income Recognized
Consumer Loans [Member] | With An Allowance Recorded [Member] | Home Equity [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	5,860	4,826
Unpaid Principal Balance	5,951	4,873
Related Allowance	(91)	(47)
Average Recorded Investment	6,713	5,014
Interest Income Recognized	51	59
Consumer Loans [Member] | With An Allowance Recorded [Member] | Other [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	307	608
Unpaid Principal Balance	310	619
Related Allowance	(3)	(11)
Average Recorded Investment	601	797
Interest Income Recognized	$ 5	$ 8

Transfers And Servicing Of Financial Assets (Including Mortgage Banking Activities) (Narrative) (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Loans [Line Items]
Unpaid principal balances of loans serviced	$ 257,883,000	$ 198,860,000

Transfers And Servicing Of Financial Assets (Including Mortgage Banking Activities) (Components Of Mortgage Banking Activity) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Mortgage Loan Activity [Line Items]
Balance, beginning of period	$ 153,013
Originations	2,432,367
Sales	(2,388,716)
Balance, end of period	267,475	153,013
Gains on sales	70,811
Total mortgage income	78,053	45,177	48,007
Mortgage Loans Held For Sale [Member ]
Mortgage Loan Activity [Line Items]
Balance, beginning of period	153,013	83,905	66,945
Balance acquired during the period		3,385
Originations	2,432,367	1,659,226	1,772,486
Sales	(2,317,905)	(1,593,503)	(1,755,526)
Balance, end of period	267,475	153,013	83,905
Mortgage Income [Member]
Mortgage Loan Activity [Line Items]
Fair value changes of derivatives and mortgage loans held for sale, net	6,772	937
Gains on sales	70,811	43,955	47,689
Servicing and other income, net	470	285	318
Total mortgage income	$ 78,053	$ 45,177	$ 48,007

Transfers And Servicing Of Financial Assets (Including Mortgage Banking Activities) (Schedule Of Mortgage Servicing Rights At Carrying Values ) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Acquired Indefinite-lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 46,754	$ 46,754
Accumulated Amortization	(26,694)	(21,545)
Net Carrying Amount	20,060	25,209
Mortgage Servicing Rights [Member]
Acquired Indefinite-lived Intangible Assets [Line Items]
Gross Carrying Amount	1,234	340
Accumulated Amortization	(304)	(194)
Net Carrying Amount	$ 930	$ 146

Transfers And Servicing Of Financial Assets (Including Mortgage Banking Activities) (Schedule Of Related Amortization Expense Of Mortgage Servicing Assets) (Detail) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Identifiable Intangible Assets Acquired As Part Of Business Combination [Line Items]
Aggregate amortization expense	$ 5,150	$ 5,121	$ 4,935
2013	4,721
2014	4,346
2015	3,546
2016	3,177
2017	1,694
2018 and thereafter	2,576
Mortgage Servicing Rights [Member]
Schedule Of Identifiable Intangible Assets Acquired As Part Of Business Combination [Line Items]
Aggregate amortization expense	225	115	125
2013	282
2014	230
2015	180
2016	130
2017	83
2018 and thereafter	$ 25

Premises And Equipment (Schedule Of Premises And Equipment) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Land	$ 81,761	$ 70,022
Buildings	221,022	211,521
Furniture, fixtures and equipment	101,907	89,283
Total premises and equipment	404,690	370,826
Accumulated depreciation	(101,167)	(85,219)
Total premises and equipment, net	$ 303,523	$ 285,607

Premises And Equipment (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 18,286,000	$ 13,431,000	$ 10,359,000
Maximum lease term	5 years
Average lease income	131,000
Total lease income	1,572,000	1,542,000	1,574,000
Total rent expense	10,614,000	9,803,000	7,108,000
Maximum lease renewal period	30 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Operating leases in terms of years	30 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Operating leases in terms of years	1 year
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total allocated cost of portion of buildings held for lease	9,992,000	8,942,000
Accumulated depreciation	$ 2,497,000	$ 2,168,000

Premises And Equipment (Schedule Of Minimum Future Annual Rent Commitments) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future Minimum Lease Payments Under Capital Leases And Operating Leases For Continuing Operations [Line Items]
2013	$ 10,830
2014	9,535
2015	8,807
2016	7,601
2017	6,332
2018 and thereafter	39,671
Total	$ 82,776

Goodwill And Other Acquired Intangible Assets (Schedule Of Carrying Amount Of Goodwill) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill And Other Intangibles [Line Items]
Beginning Balance	$ 369,811	$ 234,228
Goodwill acquired during the period	32,420	135,583
Goodwill adjustment to correct an immaterial error	(359)
Ending Balance	$ 401,872	$ 369,811

Goodwill And Other Acquired Intangible Assets (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill And Other Intangibles [Line Items]
Decrease in goodwill	$ 359,000
Impairment of goodwill	9,681,000
Title plant assets	$ 6,722,000	$ 6,722,000

Goodwill And Other Acquired Intangible Assets (Schedule Of Definite-Lived Intangible Assets) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Gross Carrying Amount	$ 46,754	$ 46,754
Accumulated Amortization	(26,694)	(21,545)
Net Carrying Amount	20,060	25,209
Core Deposit Intangibles [Member]
Goodwill [Line Items]
Gross Carrying Amount	45,406	45,406
Accumulated Amortization	(26,284)	(21,385)
Net Carrying Amount	19,122	24,021
Customer Relationship Intangible Asset [Member]
Goodwill [Line Items]
Gross Carrying Amount	1,348	1,348
Accumulated Amortization	(410)	(160)
Net Carrying Amount	$ 938	$ 1,188

Goodwill And Other Acquired Intangible Assets (Schedule Of Amortization Expense Of Purchase Accounting Intangible Assets) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization Expense of Acquired Finite Lived Intangible Assets [Line Items]
Aggregate amortization expense	$ 5,150	$ 5,121	$ 4,935
2013	4,721
2014	4,346
2015	3,546
2016	3,177
2017	1,694
2018 and thereafter	$ 2,576

Other Real Estate Owned (Schedule Of Other Real Estate Owned) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Real Estate Properties [Line Items]
Real estate owned acquired by foreclosure	$ 110,864	$ 119,320
Real estate acquired for development or resale	9,199	5,722
Other foreclosed property	1,473	4
Total other real estate owned and foreclosed property	$ 121,536	$ 125,046

Other Real Estate Owned (Schedule Of Other Real Estate Segregated Into Covered And Non-Covered Properties) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Real Estate Properties [Line Items]
Real estate owned acquired by foreclosure	$ 110,864	$ 119,320
Real estate acquired for development or resale	9,199	5,722
Other foreclosed property	1,473	4
Total other real estate owned and foreclosed property	121,536	125,046
Non-Covered Properties [Member]
Real Estate Properties [Line Items]
Real estate owned acquired by foreclosure	35,080	34,770
Real estate acquired for development or resale	9,199	5,722
Other foreclosed property	14	4
Total other real estate owned and foreclosed property	44,293	40,496
Covered Properties [Member]
Real Estate Properties [Line Items]
Real estate owned acquired by foreclosure	75,784	84,550
Real estate acquired for development or resale
Other foreclosed property	1,459
Total other real estate owned and foreclosed property	$ 77,243	$ 84,550

Deposits (Schedule Of Deposits By Type) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deposits [Line Items]
Negotiable order of withdrawal (NOW)	$ 4,490,914	$ 3,361,855
Money market deposits accounts (MMDA)	3,738,480	3,049,151
Savings deposits	364,703	332,351
Certificates of deposit and other time deposits	2,154,180	2,545,656
Total deposits	$ 10,748,277	$ 9,289,013

Deposits (Schedule Of Time Deposits) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Time Deposits [Line Items]
Time deposits less than $100,000	$ 1,007,665	$ 1,168,025
Time deposits greater than $100,000	1,146,515	1,377,631
Total certificates of deposit and other time deposits	$ 2,154,180	$ 2,545,656

Deposits (Schedule Of Maturities Of Certificates Of Deposit) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Time Deposits [Line Items]
2013	$ 1,538,582
2014	284,154
2015	152,020
2016	114,232
2017	37,387
2018 and thereafter	27,805
Total certificates of deposit and other time deposits	$ 2,154,180	$ 2,545,656

Short-Term Borrowings (Summary Of Short-Term Borrowings) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Short-term Debt [Line Items]
Federal Home Loan Bank advances		$ 192,000
Securities sold under agreements to repurchase	303,045	203,543
Total short-term borrowings	$ 303,045	$ 395,543	$ 220,328

Short-Term Borrowings (Narrative) (Detail)	12 Months Ended
Dec. 31, 2011
Short-term Debt [Line Items]
Short-term borrowings maturity terms (in days)	2
Short-term borrowings, fixed interest rate	0.14%

Short-Term Borrowings (Additional Information On Short-Term Borrowings) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Short-term Debt [Line Items]
Outstanding at December 31st	$ 303,045	$ 395,543	$ 220,328
Maximum month-end outstanding balance	640,768	395,543	289,248
Average daily outstanding balance	$ 284,201	$ 220,146	$ 216,116
Average rate during the year	0.22%	0.26%	0.38%
Average rate at year end	0.22%	0.27%	0.24%

Long-Term Debt (Schedule Of Long-Term Debt) (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2007	Dec. 31, 2012 Statutory Trust I, 3 Month LIBOR Plus 3.25% [Member]		Dec. 31, 2011 Statutory Trust I, 3 Month LIBOR Plus 3.25% [Member]		Dec. 31, 2012 Statutory Trust II, 3 Month LIBOR Plus 3.15% [Member]		Dec. 31, 2011 Statutory Trust II, 3 Month LIBOR Plus 3.15% [Member]		Dec. 31, 2012 Statutory Trust III, 3 Month LIBOR Plus 2.00% [Member]		Dec. 31, 2011 Statutory Trust III, 3 Month LIBOR Plus 2.00% [Member]		Dec. 31, 2012 Statutory Trust IV, 3 Month LIBOR Plus 1.60% [Member]		Dec. 31, 2011 Statutory Trust IV, 3 Month LIBOR Plus 1.60% [Member]		Dec. 31, 2012 American Horizons Statutory Trust I, 3 Month LIBOR Plus 3.15% [Member]		Dec. 31, 2011 American Horizons Statutory Trust I, 3 Month LIBOR Plus 3.15% [Member]		Dec. 31, 2012 Statutory Trust V, 3 Month LIBOR Plus 1.435% [Member]		Dec. 31, 2011 Statutory Trust V, 3 Month LIBOR Plus 1.435% [Member]		Dec. 31, 2012 Statutory Trust VI, 3 Month LIBOR Plus 2.75% [Member]		Dec. 31, 2011 Statutory Trust VI, 3 Month LIBOR Plus 2.75% [Member]		Dec. 31, 2012 Statutory Trust VII, 3 Month LIBOR Plus 2.54% [Member]		Dec. 31, 2011 Statutory Trust VII, 3 Month LIBOR Plus 2.54% [Member]		Dec. 31, 2012 Statutory Trust VIII, 3 Month LIBOR Plus 3.50% [Member]		Dec. 31, 2011 Statutory Trust VIII, 3 Month LIBOR Plus 3.50% [Member]		Dec. 31, 2012 OMNI Trust I, 3 Month LIBOR Plus 3.30% [Member]		Dec. 31, 2011 OMNI Trust I, 3 Month LIBOR Plus 3.30% [Member]		Dec. 31, 2012 OMNI Trust II, 3 Month LIBOR Plus 2.79% [Member]		Dec. 31, 2011 OMNI Trust II, 3 Month LIBOR Plus 2.79% [Member]		Dec. 31, 2012 2.273 To 7.040% Fixed [Member]	Dec. 31, 2011 2.273 To 7.040% Fixed [Member]	Dec. 31, 2012 2.273 To 7.040% Fixed [Member] Minimum [Member]	Dec. 31, 2012 2.273 To 7.040% Fixed [Member] Maximum [Member]	Dec. 31, 2012 0.50 To 5.00% Fixed [Member]	Dec. 31, 2011 0.50 To 5.00% Fixed [Member]	Dec. 31, 2012 0.50 To 5.00% Fixed [Member] Minimum [Member]	Dec. 31, 2012 0.50 To 5.00% Fixed [Member] Maximum [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank notes																																																$ 233,812,000	$ 285,930,000
Notes payable - Investment fund contributions																																																				77,703,000	54,941,000
Junior subordinated debt			25,775,000	10,310,000	[1]	10,310,000	[1]	10,310,000	[1]	10,310,000	[1]	10,310,000	[1]	10,310,000	[1]	15,464,000	[1]	15,464,000	[1]	6,186,000	[1]	6,186,000	[1]	10,310,000	[1]	10,310,000	[1]	12,372,000	[1]	12,372,000	[1]	13,403,000	[1]	13,403,000	[1]	7,217,000	[1]	7,217,000	[1]	8,248,000	[1]	8,248,000	[1]	7,732,000	[1]	7,732,000	[1]
Total long-term debt	$ 423,377,000	$ 452,733,000
Long-term debt, fixed interest, percentage rate																																																		2.27%	7.04%			0.50%	5.00%
Debt instrument maturity date period, (in years)																																																						7	40
LIBOR plus rate				3.25%				3.15%				2.00%				1.60%				3.15%				1.44%				2.75%				2.54%				3.50%				3.30%				2.79%
3-month LIBOR rate	0.31%

[1]	The interest rate on the Company's long-term debt indexed to LIBOR is based on the 3-month LIBOR rate. At December 31, 2012, the 3-month LIBOR rate was 0.31%.

Long-Term Debt (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Quarters Y	Nov. 30, 2007	Dec. 31, 2012 Blanket Floating Lien [Member]	Dec. 31, 2012 Pledge Of Investment Securities [Member]	Dec. 31, 2012 Junior Subordinated Deferrable Interest Debentures [Member]	Dec. 31, 2012 Statutory Trust I, 3 Month LIBOR Plus 3.25% [Member]	Dec. 31, 2011 Statutory Trust I, 3 Month LIBOR Plus 3.25% [Member]	Dec. 31, 2012 Statutory Trust II, 3 Month LIBOR Plus 3.15% [Member]	Dec. 31, 2011 Statutory Trust II, 3 Month LIBOR Plus 3.15% [Member]	Dec. 31, 2012 Statutory Trust III, 3 Month LIBOR Plus 2.00% [Member]	Dec. 31, 2011 Statutory Trust III, 3 Month LIBOR Plus 2.00% [Member]	Dec. 31, 2012 Statutory Trust V, 3 Month LIBOR Plus 1.435% [Member]	Dec. 31, 2011 Statutory Trust V, 3 Month LIBOR Plus 1.435% [Member]	Dec. 31, 2012 Statutory Trust IV, 3 Month LIBOR Plus 1.60% [Member]	Dec. 31, 2011 Statutory Trust IV, 3 Month LIBOR Plus 1.60% [Member]	Dec. 31, 2012 American Horizons Statutory Trust I, 3 Month LIBOR Plus 3.15% [Member]	Dec. 31, 2011 American Horizons Statutory Trust I, 3 Month LIBOR Plus 3.15% [Member]	Dec. 31, 2012 Statutory Trust VIII, 3 Month LIBOR Plus 3.50% [Member]	Dec. 31, 2011 Statutory Trust VIII, 3 Month LIBOR Plus 3.50% [Member]	Dec. 31, 2012 OMNI Trust I, 3 Month LIBOR Plus 3.30% [Member]	Dec. 31, 2011 OMNI Trust I, 3 Month LIBOR Plus 3.30% [Member]	Dec. 31, 2012 OMNI Trust II, 3 Month LIBOR Plus 2.79% [Member]	Dec. 31, 2011 OMNI Trust II, 3 Month LIBOR Plus 2.79% [Member]
Debt Instrument [Line Items]
FHLB advance repayments amortization period, in years, minimum	2 years
FHLB advance repayments amortization period, in years, maximum	30 years
Additional advances available from FHLB			$ 1,350,424,000	$ 79,539,000
Weighted average advance rate on FHLB advances	4.31%
Line of credit facility, maximum borrowing capacity	130,000,000
Junior subordinated debt		$ 25,775,000			$ 111,862,000	$ 10,310,000	$ 10,310,000	$ 10,310,000	$ 10,310,000	$ 10,310,000	$ 10,310,000	$ 10,310,000	$ 10,310,000	$ 15,464,000	$ 15,464,000	$ 6,186,000	$ 6,186,000	$ 7,217,000	$ 7,217,000	$ 8,248,000	$ 8,248,000	$ 7,732,000	$ 7,732,000
Securities maturity term, years	30 years
Securities earliest call date, years	5
Securities earliest call date, quarterly	20

Long-Term Debt (Maturities Of Long-Term Debt And Advances) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
2013	$ 30,914
2014	111,329
2015	1,220
2016	26,276
2017	50,567
2018 and thereafter	203,071
Total	$ 423,377	$ 452,733

Derivative Instruments And Other Hedging Activities (Schedule Of Outstanding Derivative Instruments) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Designated As Hedging Instrument [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Asset, Notional Amount	$ 35,000	$ 10,000
Derivative Liability, Notional Amount	35,000	60,000
Not Designated As Hedging Instrument [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Asset, Notional Amount	975,357	451,958
Derivative Liability, Notional Amount	613,690	451,958
Interest Rate Contracts [Member] | Designated As Hedging Instrument [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Asset, Notional Amount	35,000	10,000
Derivative Liability, Notional Amount	35,000	60,000
Interest Rate Contracts [Member] | Not Designated As Hedging Instrument [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Asset, Notional Amount	374,536	293,794
Derivative Liability, Notional Amount	374,536	293,794
Forward Sale Contracts [Member] | Not Designated As Hedging Instrument [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Asset, Notional Amount	212,028
Derivative Liability, Notional Amount	53,269
Written And Purchased Options [Member] | Not Designated As Hedging Instrument [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Asset, Notional Amount	388,793	158,164
Derivative Liability, Notional Amount	185,885	158,164
Other Assets [Member] | Designated As Hedging Instrument [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Asset, Fair Value	499	71
Other Assets [Member] | Not Designated As Hedging Instrument [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Asset, Fair Value	41,620	32,955
Other Assets [Member] | Interest Rate Contracts [Member] | Designated As Hedging Instrument [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Asset, Fair Value	499	71
Other Assets [Member] | Interest Rate Contracts [Member] | Not Designated As Hedging Instrument [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Asset, Fair Value	25,940	25,391
Other Assets [Member] | Forward Sale Contracts [Member] | Not Designated As Hedging Instrument [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Asset, Fair Value	2,774
Other Assets [Member] | Written And Purchased Options [Member] | Not Designated As Hedging Instrument [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Asset, Fair Value	12,906	7,564
Other Liabilities [Member] | Designated As Hedging Instrument [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Liability, Fair Value	1,843	3,010
Other Liabilities [Member] | Not Designated As Hedging Instrument [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Liability, Fair Value	35,047	32,000
Other Liabilities [Member] | Interest Rate Contracts [Member] | Designated As Hedging Instrument [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Liability, Fair Value	1,843	3,010
Other Liabilities [Member] | Interest Rate Contracts [Member] | Not Designated As Hedging Instrument [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Liability, Fair Value	25,940	25,391
Other Liabilities [Member] | Forward Sale Contracts [Member] | Not Designated As Hedging Instrument [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Liability, Fair Value	343
Other Liabilities [Member] | Written And Purchased Options [Member] | Not Designated As Hedging Instrument [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative Liability, Fair Value	$ 8,764	$ 6,609

Derivative Instruments And Other Hedging Activities (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Cash as collateral for derivative transactions	$ 2,650,000	$ 1,210,000
Fair value of derivatives	$ 788,000

Derivative Instruments And Other Hedging Activities (Schedule Of Derivative Instruments On Consolidated Financial Statements) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments And Hedging Activities [Line Items]
Amount of Gain (Loss) Recognized in OCI, net of taxes (Effective Portion)	$ (874)	$ (1,911)
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	(1,618)	(1,723)
Amount of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
Amount of Gain (Loss) Recognized in Income on Derivatives	(1)
Not Designated As Hedging Instrument [Member]
Derivative Instruments And Hedging Activities [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	9,549	935
Other Income (Expense) [Member] | Interest Rate Contracts [Member] | Not Designated As Hedging Instrument [Member]
Derivative Instruments And Hedging Activities [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	(1)	(2)
Mortgage Income [Member] | Forward Sale Contracts [Member] | Not Designated As Hedging Instrument [Member]
Derivative Instruments And Hedging Activities [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	2,431
Mortgage Income [Member] | Written And Purchased Options [Member] | Not Designated As Hedging Instrument [Member]
Derivative Instruments And Hedging Activities [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	7,119	937
Cash Flow Hedging [Member] | Interest Rate Contracts [Member]
Derivative Instruments And Hedging Activities [Line Items]
Amount of Gain (Loss) Recognized in OCI, net of taxes (Effective Portion)	(874)	(1,911)
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	(1,618)	(1,723)
Amount of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)

Derivative Instruments And Hedging Activities (Outstanding Interest Rate Swap Agreements) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Outstanding Interest Rate Swap Agreements [Line Items]
Weighted average pay rate	3.30%	3.80%
Weighted average receive rate	0.30%	0.30%
Weighted average maturity in years	7 years 1 month 6 days	6 years 9 months 18 days
Unrealized gain (loss) relating to interest rate swaps	$ (1,344)	$ (2,939)

Income Taxes (Schedule Of Provision For Income Tax Expense) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expenses [Line Items]
Current expense									$ 44,125	$ 33,116	$ 28,562
Deferred benefit									(7,527)	(11,750)	(3,607)
Tax credits									(8,756)	(6,734)	(6,214)
Tax benefits attributable to items charged to equity and goodwill									654	2,349	1,250
Total income tax expense	$ 8,829	$ 8,144	$ 4,389	$ 7,134	$ 6,667	$ 6,051	$ (929)	$ 5,193	$ 28,496	$ 16,981	$ 19,991

Income Taxes (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciliation Of Statutory Federal Tax Rate [Line Items]
Tax receivable, federal and state income taxes	$ 7,830,000	$ 21,580,000
Income tax rate reconciliation, federal statutory income tax rate		35.00%
Retained earnings of prior period	$ 21,864,000	$ 21,864,000

Income Taxes (Reconciliation Of Effective Tax Rate) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Statutory Federal Tax Rate [Line Items]
Federal tax based on statutory rate									$ 36,712	$ 24,682	$ 24,086
Effect of tax-exempt income									(7,558)	(6,633)	(5,935)
Interest and other nondeductible expenses									1,847	1,487	1,295
State taxes									4,938	3,034	3,615
Tax credits									(8,756)	(6,734)	(6,214)
Other									1,313	1,145	3,144
Total income tax expense	$ 8,829	$ 8,144	$ 4,389	$ 7,134	$ 6,667	$ 6,051	$ (929)	$ 5,193	$ 28,496	$ 16,981	$ 19,991
Effective rate									27.20%	24.10%	29.10%

Income Taxes (Deferred Tax Assets And Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets Liability [Line Items]
Allowance for credit losses	$ 78,817	$ 56,684
Discount on purchased loans	158	153
Deferred compensation	5,193	1,727
Investments acquired		395
Unrealized loss on cash flow hedges	471	1,029
Other	38,886	25,381
Subtotal	123,525	85,369
Basis difference in acquired assets	(82,605)	(63,140)
FHLB stock	(19)	(111)
Premises and equipment	(13,050)	(15,580)
Acquisition intangibles	(11,267)	(7,310)
Deferred loan costs	(3,405)	(1,732)
Unrealized gain on investments classified as available for sale	(13,650)	(14,197)
Investments acquired	(224)
Swap gain	(2)
Other	(14,300)	(11,584)
Subtotal	(138,522)	(113,654)
Deferred tax liability, net	$ (14,997)	$ (28,285)

Shareholders' Equity And Other Comprehensive Income (Summary Of Tax Effects Of Each Component Of Other Comprehensive Income) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Comprehensive Income Loss [Line Items]
Unrealized holding gains (losses) arising during the period, Before-Tax Amount	$ 2,174	$ 36,328	$ (2,103)
Other-than-temporary impairment realized in net income, Before-Tax Amount		(509)	(517)
Less: reclassification adjustment for (gains) included in net income, Before-Tax Amount	(3,739)	(3,422)	(5,172)
Net unrealized gains (losses), Before-Tax Amount	(1,565)	32,397	(7,792)
Change in fair value of derivative instruments designated as cash flow hedges during the period, Before-Tax Amount	(22)	(19,078)	(5,751)
Less: reclassification adjustment for losses (gains) included in net income, Before-Tax Amount	1,618	1,723	1,643
Fair value of derivative instruments designated as cash flow hedges, Before-Tax Amount	1,596	(17,355)	(4,108)
Total other comprehensive income, Before-Tax Amount	31	15,042	(11,900)
Unrealized holding gains (losses) arising during the period, Tax (Expense) Benefit	(761)	(12,714)	736
Other-than-temporary impairment realized in net income, Net-of-Tax Amount		178	180
Less: reclassification adjustment for (gains) included in net income, Tax (Expense) Benefit	1,308	1,198	1,810
Net unrealized gains (losses), Tax (Expense) Benefit	547	(11,339)	2,726
Change in fair value of derivative instruments designated as cash flow hedges during the period, Tax (Expense) Benefit	8	6,677	2,013
Less: reclassification adjustment for losses (gains) included in net income, Tax (Expense) Benefit	(566)	(603)	(575)
Fair value of derivative instruments designated as cash flow hedges, Tax (Expense) Benefit	(558)	6,074	1,438
Total other comprehensive income, Tax (Expense) Benefit	(11)	(5,265)	4,164
Unrealized holding gains (losses) arising during the period, Net-of-Tax Amount	1,413	23,613	(1,367)
Other-than-temporary impairment realized in net income, Net-of-Tax Amount		(331)	(337)
Less: reclassification adjustment for (gains) included in net income, Net-of-Tax Amount	(2,431)	(2,224)	(3,362)
Net unrealized gains (losses), Net-of-Tax Amount	(1,018)	21,058	(5,066)
Change in fair value of derivative instruments designated as cash flow hedges during the period, Net-of-Tax Amount	(14)	(12,401)	(3,738)
Less: reclassification adjustment for losses (gains) included in net income, Net-of-Tax Amount	1,052	1,120	1,068
Fair value of derivative instruments designated as cash flow hedges, Net-of-Tax Amount	1,038	(11,281)	(2,670)
Other comprehensive income (loss), net of tax	$ 20	$ 9,777	$ (7,736)

Shareholders' Equity And Other Comprehensive Income (Narrative) (Detail)	Oct. 31, 2011
Accumulated Comprehensive Income Loss [Line Items]
Number of shares authorized to repurchase	900,000

Shareholders' Equity And Comprehensive Income (Schedule Of Treasury Shares Repurchased) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accumulated Comprehensive Income Loss [Line Items]
Total Number of Shares Purchased	853,308
Average Price Paid Per Share	$ 47.38
Total Number of Shares Purchased as Part of Publicly Announced Plan	853,308	900,000
Maximum Number of Shares Available for Purchase Pursuant to Publicly Announced Plan	46,692
June 1-30 [Member]
Accumulated Comprehensive Income Loss [Line Items]
Total Number of Shares Purchased	48,188
Average Price Paid Per Share	$ 47.93
Total Number of Shares Purchased as Part of Publicly Announced Plan	48,188
Maximum Number of Shares Available for Purchase Pursuant to Publicly Announced Plan	851,812
August 1-31 [Member]
Accumulated Comprehensive Income Loss [Line Items]
Total Number of Shares Purchased	748,488
Average Price Paid Per Share	$ 47.38
Total Number of Shares Purchased as Part of Publicly Announced Plan	796,676
Maximum Number of Shares Available for Purchase Pursuant to Publicly Announced Plan	103,324
September 1-30 [Member]
Accumulated Comprehensive Income Loss [Line Items]
Total Number of Shares Purchased	56,632
Average Price Paid Per Share	$ 46.97
Total Number of Shares Purchased as Part of Publicly Announced Plan	853,308
Maximum Number of Shares Available for Purchase Pursuant to Publicly Announced Plan	46,692

Capital Requirements And Other Regulatory Matters (Actual Capital Amounts And Ratios) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
IBERIABANK Corporation [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 leverage capital, Actual Amount	$ 1,185,144	$ 1,164,801
Tier 1 risk-based capital, Actual Amount	1,185,144	1,164,801
Total risk-based capital, Actual Amount	1,301,498	1,263,496
Tier 1 leverage capital, Actual Ratio	9.70%	10.45%
Tier 1 risk-based capital, Actual Ratio	12.92%	14.94%
Total risk-based capital, Actual Ratio	14.19%	16.20%
Tier 1 leverage capital, Minimum Amount	488,803	445,905
Tier 1 risk-based capital, Minimum Amount	366,792	311,908
Total risk-based capital, Minimum Amount	733,583	623,816
Tier 1 leverage capital, Minimum Ratio	4.00%	4.00%
Tier 1 risk-based capital, Minimum Ratio	4.00%	4.00%
Total risk-based capital, Minimum Ratio	8.00%	8.00%
IBERIABANK [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 leverage capital, Actual Amount	1,041,540	997,277
Tier 1 risk-based capital, Actual Amount	1,041,540	997,277
Total risk-based capital, Actual Amount	1,157,412	1,095,322
Tier 1 leverage capital, Actual Ratio	8.57%	9.00%
Tier 1 risk-based capital, Actual Ratio	11.41%	12.88%
Total risk-based capital, Actual Ratio	12.68%	14.14%
Tier 1 leverage capital, Minimum Amount	486,307	443,165
Tier 1 risk-based capital, Minimum Amount	365,230	309,802
Total risk-based capital, Minimum Amount	730,461	619,604
Tier 1 leverage capital, Minimum Ratio	4.00%	4.00%
Tier 1 risk-based capital, Minimum Ratio	4.00%	4.00%
Total risk-based capital, Minimum Ratio	8.00%	8.00%
Tier 1 leverage capital, Well Capitalized Amount	607,884	553,956
Tier 1 risk-based capital, Well Capitalized Amount	547,845	464,703
Total risk-based capital, Well Capitalized Amount	$ 913,076	$ 774,505
Tier 1 leverage capital, Well Capitalized Ratio	5.00%	5.00%
Tier 1 risk-based capital, Well Capitalized Ratio	6.00%	6.00%
Total risk-based capital, Well Capitalized Ratio	10.00%	10.00%

Share-Based Compensation (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Y	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation maximum option term (in years)	10
Future awards shares under approved incentive compensation plans	688,943
Minimum vesting period (in years)	1.5
Maximum vesting period (in years)	7
Excess tax benefits as financing cash inflows	$ 1,221,000	$ 1,454,000	$ 637,000
Net cash proceeds from exercise of stock options	2,813,000	6,807,000	1,631,000
Aggregate intrinsic value of shares underlying outstanding stock options	2,647,000
Aggregate intrinsic value of shares underlying exercisable stock options	2,600,000
Total intrinsic value of options exercised	1,765,000	6,783,000	2,314,000
Compensation expense based on the number of share equivalents vested	2,185,000	1,368,000	381,000
Contributions made by the company to 401(k) plan	1,299,000	1,177,000	739,000
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unearned compensation vesting period (in years)	7
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unearned compensation vesting period (in years)	3
Phantom Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum vesting period (in years)	5
Maximum vesting period (in years)	7
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to stock options	5,174,000
Unrecognized compensation cost related to stock options expected to be recognized over a weighted-average period	4 years 8 months 12 days
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to stock options	$ 22,421,000

Share-Based Compensation (Compensation Expense Included In Salaries And Employee Benefits Expense And Related Income Tax Benefits) (Detail) (USD $)
In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense related to stock options	$ 1,873	$ 1,343	$ 1,301
Income tax benefit related to stock options	$ 656	$ 470	$ 455
Impact on basic earnings per share	$ 0.04	$ 0.03	$ 0.03
Impact on diluted earnings per share	$ 0.04	$ 0.03	$ 0.03

Share-Based Compensation (Estimate Fair Value Of Share-Based Awards With Weighted-Average Assumptions) (Detail) (Options Granted During The Period [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Options Granted During The Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividends	2.70%	2.40%	2.30%
Expected volatility	40.10%	35.50%	39.30%
Risk-free interest rate	0.80%	1.50%	2.30%
Expected term (in years)	5 years	4 years	5 years
Weighted-average grant-date fair value	$ 14.5	$ 12.83	$ 18.11

Share-Based Compensation (Activity Related To Stock Options) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding options, Beginning balance	1,097,620	1,301,539	1,259,874
Number of shares, Outstanding options, Granted	230,665	55,121	120,866
Number of shares, Issued in connection with acquisition	32,863	41,975
Number of shares, Outstanding options, Exercised	(92,092)	(264,647)	(69,057)
Number of shares, Outstanding options, Forfeited or expired	(32,981)	(36,368)	(10,144)
Number of shares, Outstanding options, Ending balance	1,236,075	1,097,620	1,301,539
Weighted average exercise price, Outstanding options, Beginning balance	$ 50.14	$ 45.52	$ 43.05
Number of shares, Outstanding exercisable	792,444	789,952	938,532
Weighted average exercise price, Outstanding options, Granted	$ 51.69	$ 55.15	$ 59.67
Weighted average exercise price, Issued in connection with acquisition	$ 41.3	$ 72.35
Weighted average exercise price, Outstanding options, Exercised	$ 30.43	$ 30.99	$ 23.62
Weighted average exercise price, Outstanding options, Forfeited or expired	$ 56.79	$ 57.51	$ 56.57
Weighted average exercise price, Outstanding options, Ending balance	$ 51.48	$ 50.14	$ 45.52
Weighted average exercise price, Outstanding exercisable	$ 50.05	$ 47.64	$ 41.12
Weighted average remaining contract life, Outstanding options, Ending period	4 years 8 months 12 days
Weighted average remaining contract life, Outstanding exercisable, Ending period	3 years

Share-Based Compensation (Schedule Of Weighted Average Remaining Life Of Options Outstanding Within Stated Exercise Prices) (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range Per Share, Options Outstanding, Number of Options	1,236,075
Exercise Price Range Per Share, Options Outstanding, Weighted Average Exercise Price	$ 51.48
Exercise Price Range Per Share, Options Outstanding, Weighted Average Remaining Life	4 years 8 months 12 days
Exercise Price Range Per Share, Options Exercisable, Number of Options	792,444
Exercise Price Range Per Share, Options Exercisable, Weighted Average Exercise Price	$ 50.05
Exercise Price Range Per Share From 26.82 to $45.58 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range Per Share, Options Outstanding, Number of Options	207,728
Exercise Price Range Per Share, Options Outstanding, Weighted Average Exercise Price	$ 38.74
Exercise Price Range Per Share, Options Outstanding, Weighted Average Remaining Life	1 year 6 months
Exercise Price Range Per Share, Options Exercisable, Number of Options	205,871
Exercise Price Range Per Share, Options Exercisable, Weighted Average Exercise Price	$ 38.71
Exercise Price Range Per Share, Minimum	$ 26.82
Exercise Price Range Per Share, Maximum	$ 45.58
Exercise Price Range Per Share From 45.59 to $48.35 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range Per Share, Options Outstanding, Number of Options	202,608
Exercise Price Range Per Share, Options Outstanding, Weighted Average Exercise Price	$ 46.85
Exercise Price Range Per Share, Options Outstanding, Weighted Average Remaining Life	2 years 4 months 24 days
Exercise Price Range Per Share, Options Exercisable, Number of Options	188,217
Exercise Price Range Per Share, Options Exercisable, Weighted Average Exercise Price	$ 46.85
Exercise Price Range Per Share, Minimum	$ 45.59
Exercise Price Range Per Share, Maximum	$ 48.35
Exercise Price Range Per Share From 48.36 to $51.69 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range Per Share, Options Outstanding, Number of Options	188,368
Exercise Price Range Per Share, Options Outstanding, Weighted Average Exercise Price	$ 50.13
Exercise Price Range Per Share, Options Outstanding, Weighted Average Remaining Life	6 years
Exercise Price Range Per Share, Options Exercisable, Number of Options	81,276
Exercise Price Range Per Share, Options Exercisable, Weighted Average Exercise Price	$ 49.08
Exercise Price Range Per Share, Minimum	$ 48.36
Exercise Price Range Per Share, Maximum	$ 51.69
Exercise Price Range Per Share From 51.70 to $55.42 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range Per Share, Options Outstanding, Number of Options	212,953
Exercise Price Range Per Share, Options Outstanding, Weighted Average Exercise Price	$ 53.22
Exercise Price Range Per Share, Options Outstanding, Weighted Average Remaining Life	8 years 2 months 12 days
Exercise Price Range Per Share, Options Exercisable, Number of Options	51,946
Exercise Price Range Per Share, Options Exercisable, Weighted Average Exercise Price	$ 54.43
Exercise Price Range Per Share, Minimum	$ 51.7
Exercise Price Range Per Share, Maximum	$ 55.42
Exercise Price Range Per Share From 55.43 to $58.34 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range Per Share, Options Outstanding, Number of Options	209,705
Exercise Price Range Per Share, Options Outstanding, Weighted Average Exercise Price	$ 56.97
Exercise Price Range Per Share, Options Outstanding, Weighted Average Remaining Life	4 years 10 months 24 days
Exercise Price Range Per Share, Options Exercisable, Number of Options	130,710
Exercise Price Range Per Share, Options Exercisable, Weighted Average Exercise Price	$ 57.28
Exercise Price Range Per Share, Minimum	$ 55.43
Exercise Price Range Per Share, Maximum	$ 58.34
Exercise Price Range Per Share From 58.35 to $111.71 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range Per Share, Options Outstanding, Number of Options	214,713
Exercise Price Range Per Share, Options Outstanding, Weighted Average Exercise Price	$ 62.3
Exercise Price Range Per Share, Options Outstanding, Weighted Average Remaining Life	5 years 4 months 24 days
Exercise Price Range Per Share, Options Exercisable, Number of Options	134,424
Exercise Price Range Per Share, Options Exercisable, Weighted Average Exercise Price	$ 63.74
Exercise Price Range Per Share, Minimum	$ 58.35
Exercise Price Range Per Share, Maximum	$ 111.71

Share-Based Compensation (Compensation Expense Included In Salaries And Employee Benefits Expense Related To Restricted Stock Grants) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense related to restricted stock	$ 7,582	$ 6,784	$ 6,187

Share-Based Compensation (Unvested Restricted Stock Award Activity) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance, beginning of year	512,112	539,195	550,518
Granted	176,669	139,509	122,123
Forfeited	(13,164)	(35,823)	(8,933)
Earned and issued	(137,415)	(130,769)	(124,513)
Balance, end of year	538,202	512,112	539,195

Share-Based Compensation (Schedule Of Share And Dividend Equivalent Share Award Activity) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share equivalents, Beginning Balance	232,921	[1]	119,194	[1]	67,361	[1]
Number of share equivalents, Granted	119,038	[1]	131,099	[1]	58,124	[1]
Number of share equivalents, Forfeited share equivalents	(10,949)	[1]	(5,917)	[1]	(1,250)	[1]
Number of share equivalents, Vested share equivalents	(22,281)	[1]	(11,455)	[1]	(5,041)	[1]
Number of share equivalents, Ending Balance	318,729	[1]	232,921	[1]	119,194	[1]
Dividend equivalents, Beginning Balance	8,942		3,741		1,886
Dividend equivalents, Granted	9,152		6,152		2,847
Dividend equivalents, Forfeited share equivalents	(367)		(179)		(9)
Dividend equivalents, Vested share equivalents	(1,692)		(772)		(983)
Dividend equivalents, Ending Balance	16,035		8,942		3,741
Total share equivalents, Beginning Balance	241,863		122,935		69,247
Total share equivalents, Granted	128,190		137,251		60,971
Total share equivalents, Forfeited share equivalents	(11,316)		(6,096)		(1,259)
Total share equivalents, Vested share equivalents	(23,973)		(12,227)		(6,024)
Total share equivalents, Ending Balance	334,764		241,863		122,935
Value of share equivalents, Beginning Balance	$ 11,924,000		$ 7,269,000		$ 3,726,000
Value of share equivalents, Granted	6,297,000		6,766,000		3,605,000
Value of share equivalents, Forfeited share equivalents	556,000		301,000		74,000
Value of share equivalents, Vested share equivalents	1,180,000		622,000		356,000
Value of share equivalents, Ending Balance	$ 16,444,000		$ 11,924,000		$ 7,269,000
Market price of Company's stock	$ 49.12		$ 49.3		$ 59.13

[1]	Except for vested share payments, which are based on the cash paid at the time of vesting, the value of share equivalents is calculated based on the market price of the Company's stock at the end of the respective periods. The market price of the Company's stock was $49.12, $49.30, and $59.13 on December 31, 2012, 2011, and 2010, respectively.

Commitments And Contingencies (Narrative) (Detail) (USD $)	Dec. 31, 2012
Commitments Contingencies And Guarantees [Line Items]
Fair value of guarantees under commercial and standby letters of credit	$ 622,000

Commitments And Contingencies (Summary Of Financial Instruments Outstanding) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitments Contingencies And Guarantees [Line Items]
Commitments to grant loans, Contract Amount	$ 192,295	$ 243,458
Unfunded commitments under lines of credit, Contract Amount	2,372,971	1,773,601
Commercial and standby letters of credit, Contract Amount	$ 62,207	$ 49,530

Related Party Transactions (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Deposits from related parties	$ 6,155,000	$ 5,070,000
Executive Officers And Directors And Their Affiliates [Member]
Related Party Transaction [Line Items]
Loans and leases receivable, related parties	750,000	1,381,000
Total principal additions on loan	252,000	931,000	67,000
Total principal payments on loan	883,000	317,000	444,000
Related party, unfunded commitments	$ 390,000	$ 131,000

Fair Value Measurements (Financial Assets And Liabilities Measured At Fair Value On Recurring Basis) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities, Assets	$ 1,745,004	$ 1,805,205
Derivative instruments, Assets	42,119	33,026
Total, Assets	1,787,123	1,838,231
Derivative instruments, Liabilities	36,890	35,010
Total, Liabilities	36,890	35,010
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities, Assets
Derivative instruments, Assets
Total, Assets
Derivative instruments, Liabilities
Total, Liabilities
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities, Assets	1,745,004	1,804,120
Derivative instruments, Assets	42,119	33,026
Total, Assets	1,787,123	1,837,146
Derivative instruments, Liabilities	36,890	35,010
Total, Liabilities	36,890	35,010
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities, Assets		1,085
Derivative instruments, Assets
Total, Assets		1,085
Derivative instruments, Liabilities
Total, Liabilities

Fair Value Measurements (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Location	Dec. 31, 2011
Fair Value Measurements Disclosure [Line Items]
Fair value Level 3 to Level 2 transfers amount	$ 1,085,000
Impaired non-covered loans with an outstanding balance	7,269,000	4,532,000
Reserve in allowance for credit losses	880,000	2,186,000
Number of branches to be closed	10
Book value of company owned branches before impairment loss	7,778,000
Asset impairment loss	2,743,000
Book value of company owned branches after impairment loss	$ 4,214,000
Florida [Member]
Fair Value Measurements Disclosure [Line Items]
Number of branches to be closed	7
Louisiana [Member]
Fair Value Measurements Disclosure [Line Items]
Number of branches to be closed	2
Arkansas [Member]
Fair Value Measurements Disclosure [Line Items]
Number of branches to be closed	1
Owned Facilities [Member]
Fair Value Measurements Disclosure [Line Items]
Number of branches owned by the company	5
Operating Lease [Member]
Fair Value Measurements Disclosure [Line Items]
Number of branches owned by the company	5

Fair Value Measurements (Gains And Losses Included In Earnings Related To Assets And Liabilities Measured At Fair Value On Recurring Basis) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Noninterest Income [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total gains (losses) included in earnings (or changes in net assets)	$ 11,670
Other Comprehensive Income [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized gains (losses) relating to assets still held at December 31, 2012	$ 20

Fair Value Measurements (Financial Assets And Liabilities Measured At Fair Value On Nonrecurring Basis) (Detail) (Fair Value, Measurements, Nonrecurring [Member], USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements [Line Items]
Loans	$ 6,388	$ 2,346
Mortgage loans held for sale	32,753
OREO	20,427	14,930
Total	59,568	17,276
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair Value Measurements [Line Items]
Loans
Mortgage loans held for sale
OREO
Total
Significant Other Observable Inputs (Level 2) [Member]
Fair Value Measurements [Line Items]
Loans	6,388	2,346
Mortgage loans held for sale	32,753
OREO	20,427	14,930
Total	59,568	17,276
Significant Unobservable Inputs (Level 3) [Member]
Fair Value Measurements [Line Items]
Loans
Mortgage loans held for sale
OREO
Total

Fair Value Of Financial Instruments (Estimated Fair Values And Carrying Amounts Of Financial Instruments) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 970,977	$ 573,296
FDIC loss share receivable	423,069	591,844
Derivative instruments	42,119	33,026
Deposits	10,748,277	9,289,013
Short-term borrowings	303,045	395,543	220,328
Long-term debt	423,377	452,733
Derivative instruments	36,890	35,010
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	970,977	573,296
Investment securities	1,950,067	1,997,969
Loans and loans held for sale	8,766,055	7,541,050
FDIC loss share receivable	423,069	591,844
Derivative instruments	42,119	33,026
Accrued interest receivable	32,183	36,006
Deposits	10,748,277	9,289,013
Short-term borrowings	303,045	395,543
Long-term debt	423,377	452,733
Derivative instruments	36,890	35,010
Accrued interest payable	6,615	6,978
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	970,977	573,296
Investment securities	1,956,502	2,004,305
Loans and loans held for sale	8,800,563	7,916,049
FDIC loss share receivable	207,222	331,946
Derivative instruments	42,119	33,026
Accrued interest receivable	32,183	36,006
Deposits	10,594,885	9,262,698
Short-term borrowings	303,045	395,543
Long-term debt	394,490	418,069
Derivative instruments	36,890	35,010
Accrued interest payable	$ 6,615	$ 6,978

Restrictions On Dividends, Loans And Advances (Narrative) (Detail) (USD $)	Dec. 31, 2012
Disclosure Of Dividends [Line Items]
Dividends payable by parent	$ 28,120,000
Funds available for loans or advances	$ 129,318,000

Condensed Parent Company Only Financial Statements (Condensed Balance Sheets) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash in bank	$ 248,214	$ 194,171
Other assets	565,719	592,112
Total Assets	13,129,678	11,757,928
Liabilities	11,599,810	10,275,267
Shareholders' equity	1,529,868	1,482,661	1,303,457	961,318
Total liabilities and shareholders' equity	13,129,678	11,757,928
IBERIABANK Corporation [Member]
Cash in bank	63,207	98,390
Investment in subsidiaries	1,506,671	1,434,101
Other assets	89,966	75,061
Total Assets	1,659,844	1,607,552
Liabilities	129,976	124,891
Shareholders' equity	1,529,868	1,482,661
Total liabilities and shareholders' equity	$ 1,659,844	$ 1,607,552

Condensed Parent Company Only Financial Statements (Condensed Statements Of Income) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other income									$ 21,838	$ 15,549	$ 15,444
Interest expense	14,789	15,225	16,111	17,326	19,226	20,995	21,162	20,686	63,450	82,069	114,744
Salaries and employee benefits expense									233,777	193,773	161,482
Other expenses									24,796	23,802	21,380
Income (loss) before income tax (expense) benefit and increase in equity in undistributed earnings of subsidiaries	32,037	29,378	16,949	26,527	24,024	22,398	4,257	19,840	104,891	70,519	68,817
Income tax benefit	(8,829)	(8,144)	(4,389)	(7,134)	(6,667)	(6,051)	929	(5,193)	(28,496)	(16,981)	(19,991)
Net Income	23,208	21,234	12,560	19,393	17,357	16,347	5,186	14,647	76,395	53,538	48,826
Preferred stock dividends
Income Available to Common Shareholders - Basic	23,208	21,234	12,560	19,393	17,357	16,347	5,186	14,647	76,395	53,538	48,826
IBERIABANK Corporation [Member]
Dividends from bank subsidiary									70,000
Reimbursement of management expenses									94,053	74,664	41,313
Other income									(836)	(1,176)	1,209
Total operating income									163,217	73,488	42,522
Interest expense									3,427	2,101	3,865
Salaries and employee benefits expense									76,527	63,505	49,816
Other expenses									47,309	33,546	24,744
Total operating expenses									127,263	99,152	78,425
Income (loss) before income tax (expense) benefit and increase in equity in undistributed earnings of subsidiaries									35,954	(25,664)	(35,903)
Income tax benefit									11,842	8,219	12,113
Income (loss) before equity in undistributed earnings of subsidiaries									47,796	(17,445)	(23,790)
Equity in undistributed earnings of subsidiaries									28,599	70,983	72,616
Net Income									76,395	53,538	48,826
Preferred stock dividends
Income Available to Common Shareholders - Basic									$ 76,395	$ 53,538	$ 48,826

Condensed Parent Company Only Financial Statements (Condensed Statements Of Cash Flows) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 76,395,000	$ 53,538,000	$ 48,826,000
Depreciation and amortization	21,685,000
Loss (gain) on sale of assets	(42,000)
Derivative (gains) losses on swaps	874,000	1,911,000
Cash retained from tax benefit associated with share-based payment arrangements	(1,221,000)
Other, net	7,319,000
Net Cash (Used in) Provided by Operating Activities	(12,188,000)
Cash received in excess of cash paid in acquisition	32,425,000
Proceeds from sale of premises and equipment	1,274,000
Purchases of premises and equipment	(32,825,000)
Net Cash (Used in) Provided by Investing Activities	(527,676,000)
Dividends paid to shareholders	(40,069,000)
Proceeds from long-term debt	24,086,000
Common stock issued	(39,203,000)	(181,140,000)	(328,980,000)
Repayments of long-term debt	(80,770,000)
Payments to repurchase common stock	(42,245,000)
Proceeds from sale of treasury stock for stock options exercised	2,813,000	6,807,000	1,631,000
Cash retained from tax benefit associated with share-based payment arrangements	1,221,000	1,454,000	637,000
Net Cash Provided by Financing Activities	937,545,000
Net (decrease) increase in cash and cash equivalents	397,681,000
Cash and Cash Equivalents at Beginning of Period	573,296,000
Cash and Cash Equivalents at End of Period	970,977,000	573,296,000
IBERIABANK Corporation [Member]
Net income	76,395,000	53,538,000	48,826,000
Depreciation and amortization	4,926,000	1,071,000	(892,000)
Net income of subsidiaries	(28,599,000)	(70,983,000)	(72,616,000)
Noncash compensation expense	9,907,000	9,114,000	7,797,000
Loss (gain) on sale of assets	7,000		(3,000)
Derivative (gains) losses on swaps	2,000
Cash retained from tax benefit associated with share-based payment arrangements	(1,221,000)	(1,454,000)	(637,000)
Other, net	(10,557,000)	(23,278,000)	(5,953,000)
Net Cash (Used in) Provided by Operating Activities	50,860,000	(31,992,000)	(23,478,000)
Cash received in excess of cash paid in acquisition	1,272,000
Proceeds from sale of premises and equipment	5,000	10,000	3,000
Purchases of premises and equipment	(4,173,000)	(3,655,000)	(4,586,000)
Capital contributed to subsidiary	(2,000,000)	(12,963,000)	(94,561,000)
Acquisition			(733,000)
Net Cash (Used in) Provided by Investing Activities	(4,896,000)	(16,608,000)	(99,877,000)
Dividends paid to shareholders	(40,069,000)	(38,558,000)	(34,412,000)
Proceeds from long-term debt
Common stock issued			328,980,000
Repayments of long-term debt	(2,867,000)	(13,500,000)
Costs of issuance of common stock
Payments to repurchase common stock	(42,245,000)	(43,219,000)	(1,500,000)
Proceeds from sale of treasury stock for stock options exercised	2,813,000	6,807,000	1,631,000
Cash retained from tax benefit associated with share-based payment arrangements	1,221,000	1,454,000	637,000
Net Cash Provided by Financing Activities	(81,147,000)	(87,016,000)	295,336,000
Net (decrease) increase in cash and cash equivalents	(35,183,000)	(135,616,000)	171,981,000
Cash and Cash Equivalents at Beginning of Period	98,390,000	234,006,000	62,025,000
Cash and Cash Equivalents at End of Period	$ 63,207,000	$ 98,390,000	$ 234,006,000

Quarterly Results Of Operations (Schedule Of Quarterly Results Of Operations) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interim Reporting [Line Items]
Total interest income	$ 114,779	$ 111,951	$ 109,283	$ 109,187	$ 111,799	$ 111,966	$ 97,127	$ 99,434	$ 445,200	$ 420,327	$ 396,371
Total interest expense	14,789	15,225	16,111	17,326	19,226	20,995	21,162	20,686	63,450	82,069	114,744
Net interest income	99,990	96,726	93,172	91,861	92,573	90,971	75,965	78,748	381,750	338,258	281,627
Provision for credit losses	4,866	4,053	8,895	2,857	4,278	6,127	9,990	5,471	20,671	25,867	42,451
Net interest income after provision for loan losses	95,124	92,673	84,277	89,004	88,295	84,844	65,975	73,277	361,079	312,391	239,176
Gain (Loss) on sale of investments, net	(4)	41	901	2,836	793	1,206	1,428	47	3,739
Other noninterest income	50,358	46,512	40,793	34,560	34,662	35,914	29,560	28,248
Noninterest expense	113,441	109,848	109,022	99,873	99,726	99,566	92,706	81,732	432,185	373,731	304,249
Income before income tax expense	32,037	29,378	16,949	26,527	24,024	22,398	4,257	19,840	104,891	70,519	68,817
Income tax expense	8,829	8,144	4,389	7,134	6,667	6,051	(929)	5,193	28,496	16,981	19,991
Net income	23,208	21,234	12,560	19,393	17,357	16,347	5,186	14,647	76,395	53,538	48,826
Preferred stock dividends
Income Available to Common Shareholders - Basic	23,208	21,234	12,560	19,393	17,357	16,347	5,186	14,647	76,395	53,538	48,826
Earnings Allocated to Unvested Restricted Stock	(428)	(406)	(240)	(364)	(307)	(290)	(87)	(291)	(1,437)	(967)	(971)
Earnings available to common shareholders - Diluted	$ 22,780	$ 20,828	$ 12,320	$ 19,029	$ 17,050	$ 16,057	$ 5,099	$ 14,356	$ 74,958	$ 52,571	$ 47,855
Earnings per share - basic	$ 0.79	$ 0.73	$ 0.43	$ 0.66	$ 0.59	$ 0.55	$ 0.19	$ 0.54	$ 2.59	$ 1.88	$ 1.9
Earnings per share - diluted	$ 0.79	$ 0.73	$ 0.43	$ 0.66	$ 0.59	$ 0.54	$ 0.18	$ 0.54	$ 2.59	$ 1.87	$ 1.88

Quarterly Results Of Operations (Effect of Error Corrections on Statement of Cash Flows Quarterly Results) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012 As Previously Reported [Member]	Mar. 31, 2011 As Previously Reported [Member]	Jun. 30, 2012 As Previously Reported [Member]	Jun. 30, 2011 As Previously Reported [Member]	Sep. 30, 2012 As Previously Reported [Member]	Sep. 30, 2011 As Previously Reported [Member]	Dec. 31, 2011 As Previously Reported [Member]	Dec. 31, 2010 As Previously Reported [Member]	Mar. 31, 2012 Adjustment [Member]	Mar. 31, 2011 Adjustment [Member]	Jun. 30, 2012 Adjustment [Member]	Jun. 30, 2011 Adjustment [Member]	Sep. 30, 2012 Adjustment [Member]	Sep. 30, 2011 Adjustment [Member]	Dec. 31, 2011 Adjustment [Member]	Dec. 31, 2010 Adjustment [Member]	Mar. 31, 2012 Restated [Member]	Mar. 31, 2011 Restated [Member]	Jun. 30, 2012 Restated [Member]	Jun. 30, 2011 Restated [Member]	Sep. 30, 2012 Restated [Member]	Sep. 30, 2011 Restated [Member]	Dec. 31, 2011 Restated [Member]	Dec. 31, 2010 Restated [Member]
(Increase) decrease in other assets	$ (7,437)	$ 4,200	$ 4,918	$ (11,609)	$ (23,018)	$ (23,963)	$ (29,742)	$ 51,549	$ (163,741)	$ 684	$ 6,784	$ 10,633	$ 26,706	$ 33,786	$ 30,184	$ (57,121)	$ (64,922)	$ 4,884	$ 11,702	$ (976)	$ 3,688	$ 9,823	$ 442	$ (5,572)	$ (228,663)
Net Cash (Used in) Provided by Operating Activities	(12,188)	54,243	51,884	19,303	42,598	10,239	(14,066)	(41,363)	149,724	684	6,784	10,633	26,706	33,786	30,184	57,121	64,922	54,927	58,668	29,936	69,304	44,025	16,118	15,758	214,646
Increase in loans receivable, net, excluding loans acquired	870,577	(101,618)	(72,086)	(351,982)	(275,961)	(596,443)	(322,254)	503,514	58,373	(684)	(6,784)	(10,633)	(26,706)	(33,786)	(30,184)	57,121	64,922	(102,302)	(78,870)	(362,615)	(302,667)	(630,229)	(352,438)	560,635	123,295
Net Cash (Used in) Provided by Investing Activities	$ (527,676)	$ (46,994)	$ (1,201)	$ (310,258)	$ 19,338	$ (304,863)	$ 215,382	$ 82,853	$ 7,617	$ (684)	$ (6,784)	$ (10,633)	$ (26,706)	$ (33,786)	$ (30,184)	$ (57,121)	$ (64,922)	$ (47,678)	$ (7,985)	$ (320,891)	$ (7,368)	$ (338,649)	$ 185,198	$ 25,732	$ (57,305)